Seasons Series Trust SA Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 71.9%
Advanced Materials — 0.0%
Materion Corp.	130	$11,952
Advertising Services — 1.3%
National CineMedia, Inc.	1,450	4,074
Trade Desk, Inc., Class A†	7,603	696,739
		700,813
Aerospace/Defense-Equipment — 1.4%
AAR Corp.†	350	13,660
Astronics Corp.†	1,100	13,200
Barnes Group, Inc.	150	6,989
HEICO Corp., Class A	5,535	711,358
Moog, Inc., Class A	100	8,097
		753,304
Agricultural Operations — 0.0%
Andersons, Inc.	275	10,645
Airlines — 0.1%
Allegiant Travel Co.†	100	18,704
SkyWest, Inc.†	1,000	39,300
		58,004
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	115	42,126
Appliances — 0.0%
Traeger, Inc.†	229	2,785
Applications Software — 0.3%
Alkami Technology, Inc.†	121	2,427
Appfolio, Inc., Class A†	450	54,477
DigitalOcean Holdings, Inc.†	526	42,254
JFrog, Ltd.†	100	2,970
Sprout Social, Inc., Class A†	310	28,114
		130,242
Audio/Video Products — 0.1%
Sonos, Inc.†	800	23,840
Auto-Cars/Light Trucks — 0.1%
Fisker, Inc.†	2,675	42,078
Auto-Truck Trailers — 0.1%
Wabash National Corp.	2,250	43,920
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp.	75	13,721
Meritor, Inc.†	525	13,010
		26,731
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	407	15,897
Banks-Commercial — 1.5%
1st Source Corp.	150	7,440
Atlantic Union Bankshares Corp.	141	5,258
Banner Corp.	500	30,335
Business First Bancshares, Inc.	175	4,954
Cadence Bank	2,010	59,878
Cathay General Bancorp	875	37,616
Central Pacific Financial Corp.	800	22,536
CIT Group, Inc.	475	24,386
Columbia Banking System, Inc.	825	26,994
ConnectOne Bancorp, Inc.	450	14,720
CVB Financial Corp.	1,150	24,621
Eastern Bankshares, Inc.	3,650	73,620
Enterprise Financial Services Corp.	225	10,595
Equity Bancshares, Inc., Class A	175	5,938
Financial Institutions, Inc.	75	2,385
First Bancshares, Inc.	75	2,897
First Commonwealth Financial Corp.	1,075	17,297
First Community Bankshares, Inc.	75	2,507
First Hawaiian, Inc.	375	10,249
First Merchants Corp.	675	28,276
Glacier Bancorp, Inc.	285	16,159
Great Western Bancorp, Inc.	150	5,094
Hancock Whitney Corp.	75	3,752
HarborOne Bancorp, Inc.	275	4,081
Home BancShares, Inc.	400	9,740
HomeStreet, Inc.	375	19,500
Hope Bancorp, Inc.	2,555	37,584
Independent Bank Corp.	300	7,161
Independent Bank Corp. of Rockland Massachusetts	435	35,466
Merchants Bancorp	25	1,183
Meta Financial Group, Inc.	275	16,406
Nicolet Bankshares, Inc.†	25	2,144
Old National Bancorp	2,025	36,693
Origin Bancorp, Inc.	75	3,219
Peoples Bancorp, Inc.	100	3,181
Pinnacle Financial Partners, Inc.	275	26,262
Premier Financial Corp.	125	3,864
QCR Holdings, Inc.	110	6,160
RBB Bancorp	75	1,965
Republic Bancorp, Inc., Class A	50	2,542
Simmons First National Corp., Class A	200	5,916
Trustmark Corp.	675	21,910
UMB Financial Corp.	250	26,527
United Community Banks, Inc.	300	10,782
Valley National Bancorp	600	8,250
Veritex Holdings, Inc.	275	10,940
Webster Financial Corp.	475	26,524
Westamerica BanCorp	300	17,319
		782,826
Banks-Super Regional — 0.0%
Independent Bank Group, Inc.	120	8,658
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	825	5,998
Building & Construction Products-Misc. — 0.0%
Louisiana-Pacific Corp.	295	23,113
Building & Construction-Misc. — 0.6%
Comfort Systems USA, Inc.	775	76,678
EMCOR Group, Inc.	550	70,065
MYR Group, Inc.†	675	74,621
TopBuild Corp.†	245	67,598
		288,962
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	725	12,644
Masonite International Corp.†	50	5,898
		18,542
Building Products-Wood — 0.1%
Boise Cascade Co.	175	12,460
UFP Industries, Inc.	335	30,823
		43,283
Building-Heavy Construction — 0.2%
Granite Construction, Inc.	275	10,642

1

MasTec, Inc.†	860	79,361
Primoris Services Corp.	1,400	33,572
		123,575
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,125	45,956
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	25	1,873
Building-Residential/Commercial — 0.3%
Meritage Homes Corp.†	75	9,155
Tri Pointe Homes, Inc.†	5,225	145,725
		154,880
Casino Hotels — 0.1%
Boyd Gaming Corp.†	600	39,342
Chemicals-Diversified — 0.1%
AdvanSix, Inc.	100	4,725
Koppers Holdings, Inc.†	200	6,260
Orion Engineered Carbons SA	675	12,393
Stepan Co.	60	7,457
Trinseo PLC	230	12,066
		42,901
Chemicals-Specialty — 0.2%
Cabot Corp.	75	4,215
Ecovyst, Inc.	300	3,072
H.B. Fuller Co.	325	26,325
Ingevity Corp.†	415	29,756
Minerals Technologies, Inc.	300	21,945
Tronox Holdings PLC, Class A	1,175	28,235
Zymergen, Inc.†	1,400	9,366
		122,914
Circuit Boards — 0.0%
TTM Technologies, Inc.†	975	14,528
Coal — 0.1%
Arch Resources, Inc.	195	17,807
SunCoke Energy, Inc.	1,600	10,544
Warrior Met Coal, Inc.	250	6,428
		34,779
Commercial Services — 0.3%
John Wiley & Sons, Inc., Class A	1,775	101,654
LiveRamp Holdings, Inc.†	375	17,981
Medifast, Inc.	50	10,472
		130,107
Commercial Services-Finance — 3.2%
Adyen NV†*	192	505,275
Block, Inc., Class A†	6,927	1,118,780
EVERTEC, Inc.	625	31,237
HealthEquity, Inc.†	200	8,848
Marathon Digital Holdings, Inc.†	300	9,858
Riot Blockchain, Inc.†	250	5,583
		1,679,581
Communications Software — 1.4%
Zoom Video Communications, Inc., Class A†	3,965	729,203
Computer Data Security — 0.0%
Qualys, Inc.†	55	7,547
Computer Services — 0.1%
CACI International, Inc., Class A†	75	20,191
Insight Enterprises, Inc.†	75	7,995
KBR, Inc.	250	11,905
		40,091
Computer Software — 9.9%
Cloudflare, Inc., Class A†	2,285	300,478
Datadog, Inc., Class A†	6,113	1,088,786
Envestnet, Inc.†	25	1,984
Snowflake, Inc., Class A†	5,284	1,789,955
Twilio, Inc., Class A†	4,589	1,208,467
Xperi Holding Corp.	1,400	26,474
ZoomInfo Technologies, Inc.†	11,895	763,659
		5,179,803
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	2,250	74,430
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	575	28,692
Kelly Services, Inc., Class A	1,400	23,478
		52,170
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	200	9,570
Helen of Troy, Ltd.†	65	15,891
Quanex Building Products Corp.	500	12,390
		37,851
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	305	18,413
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	345	6,728
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	500	34,460
CSG Systems International, Inc.	90	5,186
		39,646
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	175	4,911
Distribution/Wholesale — 0.2%
Avient Corp.	750	41,962
G-III Apparel Group, Ltd.†	400	11,056
ScanSource, Inc.†	1,375	48,235
Veritiv Corp.†	175	21,450
		122,703
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	75	8,255
Fabrinet†	300	35,541
		43,796
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	4,525	14,027
Heron Therapeutics, Inc.†	1,575	14,380
		28,407
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	1,111	11,821

2

E-Commerce/Products — 2.3%
Chewy, Inc., Class A†	5,111	301,395
Farfetch, Ltd., Class A†	11,211	374,784
Wayfair, Inc., Class A†	2,865	544,264
		1,220,443
E-Commerce/Services — 5.3%
Airbnb, Inc., Class A†	5,535	921,522
EverQuote, Inc., Class A†	175	2,740
Match Group, Inc.†	2,209	292,140
Uber Technologies, Inc.†	35,964	1,507,971
Upwork, Inc.†	525	17,934
		2,742,307
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	1,700	30,923
E-Services/Consulting — 0.2%
Perficient, Inc.†	850	109,896
Electric-Distribution — 0.0%
Via Renewables, Inc.	800	9,144
Electric-Integrated — 0.1%
IDACORP, Inc.	50	5,666
PNM Resources, Inc.	225	10,262
Portland General Electric Co.	500	26,460
		42,388
Electronic Components-Misc. — 0.6%
Atkore, Inc.†	600	66,714
Benchmark Electronics, Inc.	2,300	62,330
Kimball Electronics, Inc.†	225	4,896
Knowles Corp.†	1,250	29,187
OSI Systems, Inc.†	910	84,812
Sanmina Corp.†	375	15,548
Vishay Intertechnology, Inc.	1,325	28,978
		292,465
Electronic Components-Semiconductors — 0.3%
Amkor Technology, Inc.	675	16,733
MACOM Technology Solutions Holdings, Inc.†	125	9,788
Rambus, Inc.†	1,750	51,432
Silicon Laboratories, Inc.†	250	51,605
		129,558
Energy-Alternate Sources — 0.2%
Fluence Energy, Inc.†	1,178	41,890
FutureFuel Corp.	800	6,112
Green Plains, Inc.†	400	13,904
REX American Resources Corp.†	115	11,040
SunPower Corp.†	400	8,348
Sunrun, Inc.†	725	24,867
		106,161
Enterprise Software/Service — 5.3%
ACI Worldwide, Inc.†	1,125	39,038
American Software, Inc., Class A	1,225	32,058
Blackline, Inc.†	60	6,212
Cardlytics, Inc.†	475	31,393
Coupa Software, Inc.†	4,526	715,334
Donnelley Financial Solutions, Inc.†	350	16,499
eGain Corp.†	2,721	27,156
HireRight Holdings Corp.†	1,400	22,400
ManTech International Corp., Class A	110	8,022
Momentive Global, Inc.†	2,100	44,415
Paycor HCM, Inc.†	500	14,405
SPS Commerce, Inc.†	30	4,271
Veeva Systems, Inc., Class A†	5,150	1,315,722
Verint Systems, Inc.†	2,750	144,402
Workday, Inc., Class A†	1,044	285,200
Workiva, Inc.†	540	70,465
		2,776,992
Entertainment Software — 4.9%
ROBLOX Corp., Class A†	14,530	1,498,915
Unity Software, Inc.†	7,491	1,071,138
		2,570,053
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	705	119,709
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	15	10,315
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	350	18,592
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	325	2,395
Navient Corp.	1,750	37,135
Nelnet, Inc., Class A	50	4,884
Regional Management Corp.	150	8,619
		53,033
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	475	17,148
Houlihan Lokey, Inc.	25	2,588
Piper Sandler Cos.	75	13,388
		33,124
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	250	10,403
PennyMac Financial Services, Inc.	325	22,678
		33,081
Finance-Other Services — 0.5%
Coinbase Global, Inc., Class A†	995	251,108
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,000	14,420
NMI Holdings, Inc., Class A†	275	6,009
Radian Group, Inc.	1,375	29,053
		49,482
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	275	13,186
Food-Catering — 0.0%
Healthcare Services Group, Inc.	525	9,340
Food-Misc./Diversified — 0.2%
BellRing Brands, Inc., Class A†	2,800	79,884
John B. Sanfilippo & Son, Inc.	175	15,778
		95,662
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	850	25,228

3

Food-Wholesale/Distribution — 0.0%
Performance Food Group Co.†	456	20,926
SpartanNash Co.	50	1,288
		22,214
Footwear & Related Apparel — 0.1%
Steven Madden, Ltd.	600	27,882
Gas-Distribution — 0.1%
New Jersey Resources Corp.	900	36,954
Northwest Natural Holding Co.	200	9,756
		46,710
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	200	6,404
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	325	8,544
Hooker Furniture Corp.	175	4,074
Sleep Number Corp.†	425	32,555
		45,173
Human Resources — 0.2%
AMN Healthcare Services, Inc.†	150	18,349
Barrett Business Services, Inc.	125	8,633
Heidrick & Struggles International, Inc.	75	3,280
Kforce, Inc.	425	31,968
Korn Ferry	300	22,719
TriNet Group, Inc.†	110	10,479
TrueBlue, Inc.†	1,050	29,053
		124,481
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	275	9,207
Clearway Energy, Inc., Class C	75	2,702
		11,909
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	425	16,541
CNO Financial Group, Inc.	625	14,900
Primerica, Inc.	50	7,664
		39,105
Insurance-Property/Casualty — 0.2%
Employers Holdings, Inc.	100	4,138
First American Financial Corp.	100	7,823
Kinsale Capital Group, Inc.	105	24,978
RLI Corp.	125	14,012
Selective Insurance Group, Inc.	190	15,569
Stewart Information Services Corp.	150	11,960
		78,480
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	290	16,852
Essent Group, Ltd.	775	35,286
		52,138
Internet Application Software — 3.6%
Shopify, Inc., Class A†	1,368	1,884,270
Internet Content-Entertainment — 5.3%
Pinterest, Inc., Class A†	5,792	210,539
Snap, Inc., Class A†	15,042	707,425
Spotify Technology SA†	2,822	660,433
Twitter, Inc.†	26,929	1,163,871
		2,742,268
Internet Content-Information/News — 1.5%
IAC/InterActiveCorp†	4,631	605,318
Vimeo, Inc.†	7,519	135,041
Yelp, Inc.†	875	31,710
		772,069
Investment Management/Advisor Services — 0.3%
AssetMark Financial Holdings, Inc.†	275	7,208
Blucora, Inc.†	1,300	22,516
BrightSphere Investment Group, Inc.	672	17,203
Cohen & Steers, Inc.	75	6,938
Federated Hermes, Inc.	325	12,214
Focus Financial Partners, Inc., Class A†	625	37,325
Stifel Financial Corp.	347	24,436
Virtus Investment Partners, Inc.	85	25,253
		153,093
Linen Supply & Related Items — 0.2%
UniFirst Corp.	575	120,980
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	650	12,084
Machinery-Electrical — 0.1%
Argan, Inc.	975	37,723
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	575	29,653
Kadant, Inc.	100	23,048
		52,701
Machinery-Pumps — 0.1%
SPX FLOW, Inc.	325	28,106
Watts Water Technologies, Inc., Class A	70	13,592
		41,698
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	6,425	118,541
NextGen Healthcare, Inc.†	1,775	31,577
		150,118
Medical Instruments — 1.6%
AngioDynamics, Inc.†	900	24,822
Intuitive Surgical, Inc.†	1,972	708,539
Natus Medical, Inc.†	775	18,391
NuVasive, Inc.†	1,950	102,336
		854,088
Medical Labs & Testing Services — 0.2%
LifeStance Health Group, Inc.†	2,050	19,516
Medpace Holdings, Inc.†	190	41,352
OPKO Health, Inc.†	4,150	19,961
Personalis, Inc.†	1,200	17,124
		97,953
Medical Products — 0.3%
Accuray, Inc.†	3,925	18,722
Bioventus, Inc., Class A†	875	12,679
Cardiovascular Systems, Inc.†	2,300	43,194
Inspire Medical Systems, Inc.†	25	5,751
Integer Holdings Corp.†	570	48,786

4

LivaNova PLC†	300	26,229
SeaSpine Holdings Corp.†	175	2,384
SmileDirectClub, Inc.†	3,141	7,381
Zynex, Inc.	1,375	13,709
		178,835
Medical-Biomedical/Gene — 2.6%
2seventy Bio, Inc.†	54	1,384
ACADIA Pharmaceuticals, Inc.†	500	11,670
Alder Biopharmaceuticals, Inc. CVR†(1)	1,325	1,166
Amicus Therapeutics, Inc.†	4,725	54,574
Arena Pharmaceuticals, Inc.†	210	19,517
Arrowhead Pharmaceuticals, Inc.†	475	31,492
Atara Biotherapeutics, Inc.†	2,700	42,552
Beam Therapeutics, Inc.†	275	21,915
Biohaven Pharmaceutical Holding Co., Ltd.†	50	6,890
Black Diamond Therapeutics, Inc.†	1,600	8,528
Bluebird Bio, Inc.†	162	1,618
Bridgebio Pharma, Inc.†	275	4,587
CytomX Therapeutics, Inc.†	2,400	10,392
Decibel Therapeutics, Inc.†	26	121
Eiger BioPharmaceuticals, Inc.†	825	4,282
Emergent BioSolutions, Inc.†	50	2,174
Esperion Therapeutics, Inc.†	100	500
Fate Therapeutics, Inc.†	900	52,659
Global Blood Therapeutics, Inc.†	1,000	29,270
Homology Medicines, Inc.†	225	819
Insmed, Inc.†	115	3,133
Intercept Pharmaceuticals, Inc.†	1,475	24,028
Ligand Pharmaceuticals, Inc.†	200	30,892
Puma Biotechnology, Inc.†	1,075	3,268
REGENXBIO, Inc.†	750	24,525
Royalty Pharma PLC, Class A	20,158	803,296
Sana Biotechnology, Inc.†	13	201
Sensei Biotherapeutics, Inc.†	1,275	7,395
Sigilon Therapeutics, Inc.†	825	2,277
Sutro Biopharma, Inc.†	125	1,860
TG Therapeutics, Inc.†	1,525	28,975
Travere Therapeutics, Inc.†	625	19,400
Turning Point Therapeutics, Inc.†	115	5,485
Tyra Biosciences, Inc.†	1,153	16,223
UroGen Pharma, Ltd.†	450	4,280
Wave Life Sciences, Ltd.†	1,400	4,396
Xencor, Inc.†	1,450	58,174
Y-mAbs Therapeutics, Inc.†	25	405
		1,344,323
Medical-Drugs — 0.7%
Amphastar Pharmaceuticals, Inc.†	500	11,645
Athenex, Inc.†	725	986
Catalyst Pharmaceuticals, Inc.†	6,250	42,312
Coherus Biosciences, Inc.†	3,950	63,042
Corcept Therapeutics, Inc.†	700	13,860
Eagle Pharmaceuticals, Inc.†	325	16,549
Fulcrum Therapeutics, Inc.†	1,648	29,153
Gritstone Bio, Inc.†	150	1,929
Harpoon Therapeutics, Inc.†	1,682	12,699
Intellia Therapeutics, Inc.†	475	56,164
Landos Biopharma, Inc.†	970	4,656
Lannett Co., Inc.†	3,000	4,860
Madrigal Pharmaceuticals, Inc.†	225	19,067
Marinus Pharmaceuticals, Inc.†	2,444	29,035
Vanda Pharmaceuticals, Inc.†	2,650	41,578
		347,535
Medical-Generic Drugs — 0.0%
Amneal Pharmaceuticals, Inc.†	2,575	12,334
Arvinas, Inc.†	25	2,054
		14,388
Medical-HMO — 0.0%
Tivity Health, Inc.†	125	3,305
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	275	22,465
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	2,099
Medical-Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	330	45,286
ModivCare, Inc.†	25	3,707
		48,993
Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth Corp.†	1,775	43,416
Owens & Minor, Inc.	650	28,275
		71,691
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	150	8,294
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	65	3,553
Metal-Aluminum — 0.1%
Alcoa Corp.	400	23,832
Arconic Corp.†	375	12,379
		36,211
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	775	40,292
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	2,400	39,936
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	590	29,943
Networking Products — 0.2%
A10 Networks, Inc.	2,950	48,911
Extreme Networks, Inc.†	3,250	51,025
		99,936
Office Furnishings-Original — 0.1%
HNI Corp.	600	25,230
Steelcase, Inc., Class A	1,900	22,268
		47,498
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,175	9,929
Oil Companies-Exploration & Production — 0.5%
Antero Resources Corp.†	1,780	31,150
CNX Resources Corp.†	1,900	26,125

5

Falcon Minerals Corp.	150	730
Magnolia Oil & Gas Corp., Class A	1,900	35,853
Matador Resources Co.	175	6,461
Oasis Petroleum, Inc.	310	39,057
Ovintiv, Inc.	2,100	70,770
PDC Energy, Inc.	950	46,341
Range Resources Corp.†	625	11,144
		267,631
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.†	825	12,367
Oil-Field Services — 0.2%
ChampionX Corp.†	250	5,052
MRC Global, Inc.†	1,800	12,384
National Energy Services Reunited Corp.†	400	3,780
NexTier Oilfield Solutions, Inc.†	2,600	9,230
NOW, Inc.†	5,150	43,981
Oceaneering International, Inc.†	200	2,262
Oil States International, Inc.†	750	3,728
ProPetro Holding Corp.†	950	7,695
Select Energy Services, Inc., Class A†	425	2,648
		90,760
Optical Supplies — 0.1%
STAAR Surgical Co.†	365	33,325
Paper & Related Products — 0.1%
Clearwater Paper Corp.†	50	1,834
Glatfelter Corp.	1,125	19,350
Neenah, Inc.	65	3,008
Verso Corp., Class A	400	10,808
		35,000
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	1,225	84,880
Pharmacy Services — 0.3%
Option Care Health, Inc.†	5,375	152,865
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	425	12,533
Printing-Commercial — 0.0%
Ennis, Inc.	900	17,577
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,375	22,138
Real Estate Investment Trusts — 1.5%
Agree Realty Corp.	340	24,262
Alexander & Baldwin, Inc.	459	11,516
American Assets Trust, Inc.	150	5,630
Apple Hospitality REIT, Inc.	1,425	23,014
Ares Commercial Real Estate Corp.	350	5,089
Blackstone Mtg. Trust, Inc., Class A	750	22,965
Broadstone Net Lease, Inc.	550	13,651
CareTrust REIT, Inc.	350	7,991
Centerspace	110	12,199
Chatham Lodging Trust†	100	1,372
City Office REIT, Inc.	550	10,846
Community Healthcare Trust, Inc.	175	8,272
Corporate Office Properties Trust	550	15,383
DiamondRock Hospitality Co.†	650	6,247
DigitalBridge Group, Inc.†	1,300	10,829
Easterly Government Properties, Inc.	250	5,730
EastGroup Properties, Inc.	135	30,760
Ellington Financial, Inc.	1,025	17,517
Equity LifeStyle Properties, Inc.	25	2,192
Essential Properties Realty Trust, Inc.	300	8,649
First Industrial Realty Trust, Inc.	350	23,170
Four Corners Property Trust, Inc.	700	20,587
Getty Realty Corp.	550	17,649
Gladstone Commercial Corp.	525	13,529
Global Medical REIT, Inc.	50	888
Healthcare Realty Trust, Inc.	440	13,922
Highwoods Properties, Inc.	125	5,574
Independence Realty Trust, Inc.	575	14,852
Innovative Industrial Properties, Inc.	40	10,516
Kite Realty Group Trust	1,039	22,629
KKR Real Estate Finance Trust, Inc.	800	16,664
Ladder Capital Corp.	1,050	12,590
Lexington Realty Trust	925	14,449
MFA Financial, Inc.	1,500	6,840
National Storage Affiliates Trust	615	42,558
Phillips Edison & Co., Inc.	375	12,390
Physicians Realty Trust	650	12,240
Piedmont Office Realty Trust, Inc., Class A	650	11,947
Plymouth Industrial REIT, Inc.	625	20,000
PotlatchDeltic Corp.	310	18,668
Ready Capital Corp.	200	3,126
Redwood Trust, Inc.	1,850	24,401
Retail Opportunity Investments Corp.	325	6,370
RLJ Lodging Trust	225	3,134
Ryman Hospitality Properties, Inc.†	165	15,173
Sabra Health Care REIT, Inc.	400	5,416
SITE Centers Corp.	425	6,728
STAG Industrial, Inc.	865	41,485
Summit Hotel Properties, Inc.†	225	2,196
Sunstone Hotel Investors, Inc.†	1,625	19,061
Tanger Factory Outlet Centers, Inc.	375	7,230
Terreno Realty Corp.	500	42,645
TPG RE Finance Trust, Inc.	575	7,084
UMH Properties, Inc.	325	8,882
Xenia Hotels & Resorts, Inc.†	925	16,752
		765,459
Real Estate Management/Services — 0.1%
Cushman & Wakefield PLC†	775	17,236
Realogy Holdings Corp.†	1,275	21,433
		38,669
Real Estate Operations & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	400	9,552
Rental Auto/Equipment — 0.2%
Herc Holdings, Inc.	265	41,486
PROG Holdings, Inc.†	850	38,343
		79,829
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	275	46,469

6

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	1,175	40,925
Guess?, Inc.	625	14,800
Lululemon Athletica, Inc.†	640	250,528
Winmark Corp.	25	6,207
		312,460
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	50	9,761
Lithia Motors, Inc.	25	7,424
Rush Enterprises, Inc., Class A	150	8,346
Sonic Automotive, Inc., Class A	400	19,780
		45,311
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	500	7,290
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	250	16,743
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	185	16,101
Retail-Office Supplies — 0.1%
ODP Corp.†	700	27,496
Retail-Pawn Shops — 0.0%
FirstCash Holdings, Inc.	175	13,092
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	315	62,761
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	70	17,151
Macy's, Inc.	1,825	47,779
		64,930
Retail-Restaurants — 1.6%
Bloomin' Brands, Inc.†	1,600	33,568
Del Taco Restaurants, Inc.	2,175	27,079
Domino's Pizza, Inc.	1,314	741,530
Portillo's, Inc., Class A†	517	19,408
		821,585
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.	200	14,386
Zumiez, Inc.†	550	26,394
		40,780
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	133	2,836
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	100	2,001
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,500	39,525
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	450	25,159
Brookline Bancorp, Inc.	1,900	30,761
Flushing Financial Corp.	225	5,468
HomeTrust Bancshares, Inc.	375	11,618
Investors Bancorp, Inc.	725	10,984
Northfield Bancorp, Inc.	1,475	23,836
OceanFirst Financial Corp.	675	14,985
People's United Financial, Inc.	348	6,201
Washington Federal, Inc.	875	29,207
		158,219
Schools — 0.0%
Coursera, Inc.†	145	3,544
Perdoceo Education Corp.†	1,650	19,404
		22,948
Security Services — 0.0%
Brink's Co.	125	8,196
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	150	13,803
Semiconductor Equipment — 2.4%
ASML Holding NV	1,504	1,197,395
Cohu, Inc.†	850	32,376
Veeco Instruments, Inc.†	800	22,776
		1,252,547
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	45	6,126
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	800	17,416
Commercial Metals Co.	650	23,588
Schnitzer Steel Industries, Inc., Class A	85	4,413
United States Steel Corp.	150	3,572
		48,989
Telecom Services — 0.1%
Vonage Holdings Corp.†	2,700	56,133
Television — 0.1%
AMC Networks, Inc., Class A†	700	24,108
Sinclair Broadcast Group, Inc., Class A	1,200	31,716
		55,824
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,350	36,720
Cinemark Holdings, Inc.†	350	5,642
		42,362
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	5,850	13,221
Sarepta Therapeutics, Inc.†	500	45,025
		58,246
Transport-Marine — 0.0%
Dorian LPG, Ltd.	444	5,634
Transport-Services — 0.0%
Hub Group, Inc., Class A†	200	16,848
Transport-Truck — 0.2%
ArcBest Corp.	720	86,292
Heartland Express, Inc.	175	2,944
Schneider National, Inc., Class B	150	4,036
Werner Enterprises, Inc.	100	4,766
		98,038
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	16,325	35,425

7

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	225	9,209
USANA Health Sciences, Inc.†	450	45,540
		54,749
Water — 0.2%
American States Water Co.	900	93,096
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	300	9,465
Total Common Stocks (cost $31,727,064)		37,465,245

ASSET BACKED SECURITIES — 4.9%
Diversified Financial Services — 4.9%
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	15,000	15,248
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	19,995	20,041
Angel Oak Mtg. Trust VRS Series 2021-5, Class A1 0.95% due 07/25/2066*(2)(4)	42,930	42,325
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	33,358	32,970
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	23,422	23,357
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	38,386	38,044
Apidos CLO FRS Series 2015-21A, Class A1R 1.05% (3 ML+0.93%) due 07/18/2027*(3)	102,908	102,883
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.67% (1 ML+1.58%) due 10/25/2034	1,408	1,470
BANK VRS Series 2018-BN14, Class XA 0.64% due 09/15/2060(4)(5)(6)	892,178	24,775
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(5)	35,000	38,618
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	32,390	32,908
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	29,705	29,804
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	31,760	31,774
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	32,720	33,116
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(2)(4)	11,321	10,746
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.64% due 01/15/2051(4)(5)(6)	97,563	2,398
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(4)(5)(6)	119,544	2,879
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(4)(5)(6)	111,150	7,656
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.63% due 01/15/2054(4)(5)(6)	99,805	11,432
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(7)	17,255	17,357
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	16,733	16,889
Citigroup Commercial Mtg. Trust Series 2015-GC29, Class A4 3.19% due 04/10/2048(5)	50,000	52,233
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	50,000	53,368
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5
3.86% due 05/10/2047(5)	20,000	21,015
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.50% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	5,681	5,666
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(7)	81,678	81,726
COLT Mtg. Loan Trust VRS Series 2021-2, Class A3 1.34% due 08/25/2066*(2)(4)	13,994	13,794
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	36,558
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047	43,000	45,387
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	41,358	42,968
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	103,670

8

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	4,285	3,046
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(4)(5)(6)	292,839	5,907
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(5)	25,476	26,256
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(5)	40,000	41,642
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(5)	21,474	22,116
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,500	49,572
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	10,000	10,167
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	25,000	25,406
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	10,000	10,205
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.19% due 05/25/2035(2)(4)	9,851	10,003
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(5)	31,000	32,430
GS Mtg. Securities Corp. Trust Series 2014-GC26, Class AAB 3.37% due 11/10/2047(5)	26,128	26,902
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(4)(5)(6)	987,787	20,693
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	41,853
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/2047(2)(4)	2,606	1,999
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.91% due 01/25/2036(2)(4)	4,412	4,535
Honda Auto Receivables Owner Trust Series 2019-3, Class A3 1.78% due 08/15/2023	7,864	7,909
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.37% (1 ML+0.54%) due 05/25/2035(2)	5,700	5,615
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	41,235
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	62,804
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(5)	30,000	31,591
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(5)	10,000	10,181
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.45% due 12/25/2034(2)(4)	1,814	1,889
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(4)	24,411	24,713
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.11% due 12/15/2047(4)(5)(6)	61,185	1,390
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22
6.00% due 08/25/2037(2)	5,563	3,160
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.28%) due 10/25/2035(2)	8,378	8,412
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.85% (1 ML + 0.75%)
due 01/25/2048*(2)	33,108	33,121
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(2)(4)	60,847	60,522
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.60% (1 ML+1.50%) due 06/25/2057*(2)	22,701	22,972
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	29,766	31,369
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	32,480	34,042
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	27,160	28,478
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	38,324	40,131

9

Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.59% due 06/25/2036(2)(4)	16,247	14,268
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	2,536	2,568
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.20% (1 ML+0.10%) due 02/25/2037	7,399	4,738
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,263	24,356
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.23% (1 ML+0.13%) due 05/25/2037	18,890	16,583
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.51% due 02/20/2047(2)(4)	10,421	9,352
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(5)	30,000	30,540
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(2)(4)	43,286	42,649
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.35% (1 ML+0.25%) due 11/25/2036	48,957	48,084
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(4)	31,506	32,018
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	33,920	34,339
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(3)	250,000	250,040
Wells Fargo Commercial Mtg. Trust Series 2015-NXS1, Class ASB 2.93% due 05/15/2048(5)	25,691	26,202
Wells Fargo Commercial Mtg. Trust Series 2015-P2, Class A4 3.81% due 12/15/2048(5)	35,000	37,633
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,438
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.54% due 10/25/2036(2)(4)	2,850	2,794
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	49,750	48,601
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	10,000	10,024
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	20,000	20,340
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	36,666
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	37,852
Total Asset Backed Securities (cost $2,534,988)		2,536,426

U.S. CORPORATE BONDS & NOTES — 7.5%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	20,000	20,875
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 5.04% due 05/01/2027	5,000	5,633
Boeing Co. Senior Notes 5.15% due 05/01/2030	15,000	17,493
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	5,000	6,503
Raytheon Technologies Corp. Senior Notes
2.38% due 03/15/2032	20,000	20,003
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	5,000	5,044
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,847
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	5,000	6,040
		71,563
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	13,000	13,504
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	16,031
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	40,000	41,350
		57,381

10

Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	25,000	26,500
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	5,000	5,373
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	20,000	20,900
		52,773
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	10,000	10,240
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	10,000	9,789
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	30,000	29,532
		49,561
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,064
Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	40,000	39,532
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	55,000	57,817
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	15,762
		113,111
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	20,000	21,863
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	5,000	6,206
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	3,000	3,936
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	5,000	5,278
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	5,000	5,483
		42,766
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,098
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	21,000	22,091
		24,189
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	16,000	17,160
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	10,000	9,633
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	20,000	20,402
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	15,000	15,488
		62,683
Building-Residential/Commercial — 0.0%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	14,000	15,918
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	30,000	30,696
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	20,000	19,008
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	20,000	22,466
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	5,000	6,254

11

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	9,586
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	11,000	10,489
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	10,000	10,578
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	3,000	3,517
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,860
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	10,000	10,000
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	12,000	12,508
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	30,000	30,009
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	10,000	10,931
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	12,509
		200,229
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	5,000	5,064
Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	35,000	34,770
T-Mobile USA, Inc. Senior Sec. Notes 2.70% due 03/15/2032*	10,000	10,075
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	10,000	10,599
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	5,000	5,872
		61,316
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	15,000	15,864
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	5,000	4,917
		20,781
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	5,000	5,023
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	10,000	10,425
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	15,000	15,675
		31,123
Computer Services — 0.1%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	35,000	35,612
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	5,163
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	10,000	9,711
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	5,000	5,310
		55,796
Computers — 0.1%
Apple, Inc. Senior Notes
1.40% due 08/05/2028	15,000	14,697
Apple, Inc. Senior Notes 2.20% due 09/11/2029	25,000	25,612
Apple, Inc. Senior Notes 2.65% due 02/08/2051	5,000	4,936
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	5,598
		50,843
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	5,055
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	10,000	10,224
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	10,000	10,444
		25,723

12

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	40,000	41,750
Containers-Paper/Plastic — 0.0%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	20,000	21,600
Data Processing/Management — 0.0%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	15,000	15,413
Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	25,000	26,250
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	10,000	10,273
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	10,000	10,035
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	5,000	5,030
Bank of America Corp. FRS Senior Notes 3.31% due 04/22/2042	15,000	15,810
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	45,000	47,358
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	30,000	36,170
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	15,000	18,747
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	10,000	9,975
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	15,000	15,000
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,000	5,032
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	55,000	57,438
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	20,000	21,636
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	5,000	5,518
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	10,000	11,432
Goldman Sachs Group, Inc. Senior Notes 0.93% due 10/21/2024	10,000	9,958
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	5,000	4,799
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	20,000	19,715
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	30,000	30,250
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	15,169
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	32,658
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	15,000	15,122
JPMorgan Chase & Co. Senior Notes
2.58% due 04/22/2032	5,000	5,070
JPMorgan Chase & Co. Sub. Notes
2.96% due 05/13/2031	10,000	10,364
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	5,000	5,193
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,186
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	20,000	20,938
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	15,000	15,596
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	40,000	42,882
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	16,407
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,634
Morgan Stanley Senior Notes 1.59% due 05/04/2027	10,000	9,899
Morgan Stanley Senior Notes 1.79% due 02/13/2032	30,000	28,429
Morgan Stanley Senior Notes 1.93% due 04/28/2032	20,000	19,132

13

Morgan Stanley Senior Notes 2.24% due 07/21/2032	15,000	14,688
Morgan Stanley Senior Notes 2.70% due 01/22/2031	10,000	10,241
Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,300
Morgan Stanley Senior Notes 3.70% due 10/23/2024	15,000	15,978
		638,062
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	41,000	42,384
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	10,000	11,110
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	8,000	10,127
Sempra Energy Senior Notes 3.40% due 02/01/2028	12,000	12,784
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,998
		45,019
Electric-Integrated — 0.6%
AES Corp. Senior Notes 3.30% due 07/15/2025*	10,000	10,354
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	10,000	10,635
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	5,000	5,864
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	10,000	10,179
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	5,000	5,017
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	5,000	5,139
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	10,000	10,023
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	10,000	9,765
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,590
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	5,000	6,019
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	5,000	4,946
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	5,000	5,130
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	10,000	10,245
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	16,032
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	10,000	9,637
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	25,000	24,500
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	10,000	11,416
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,462
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	5,000	5,073
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	10,000	10,507
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	25,000	23,827
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	20,000	21,851
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	15,000	15,857
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	5,000	5,410
Southern California Edison Co. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,939
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	10,000	10,344
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	3,000	3,319

14

Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,121
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,584
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	40,000	39,665
		327,450
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	10,000	10,221
Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	4,000	4,030
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	15,000	14,998
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	21,000	22,040
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	5,000	5,626
Intel Corp. Senior Notes 2.45% due 11/15/2029	10,000	10,354
Intel Corp. Senior Bonds 3.05% due 08/12/2051	7,000	7,189
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	15,000	15,226
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	10,000	10,200
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	15,000	15,321
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	10,000	11,268
		116,252
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	15,000	14,964
Oracle Corp. Senior Notes 2.88% due 03/25/2031	15,000	15,112
Oracle Corp. Senior Notes 3.85% due 04/01/2060	20,000	19,829
Oracle Corp. Senior Notes 3.95% due 03/25/2051	5,000	5,210
Oracle Corp. Senior Notes 4.00% due 11/15/2047	10,000	10,417
Oracle Corp. Senior Notes 4.10% due 03/25/2061	5,000	5,233
		70,765
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	11,000	11,852
Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	40,000	39,820
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	15,787
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	5,000	5,194
		60,801
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	45,000	46,786
Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,321
Kellogg Co. Senior Notes 3.40% due 11/15/2027	15,000	16,171
		21,492
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	25,000	24,566
Service Corp. International Senior Notes 5.13% due 06/01/2029	15,000	16,088
		40,654
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	10,000	10,741
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	10,000	10,789
		21,530

15

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	30,000	30,900
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	20,000	21,200
		52,100
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	10,000	9,916
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	10,000	10,129
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	21,176
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,578
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,238
		47,121
Insurance-Life/Health — 0.1%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	15,000	14,817
Brighthouse Financial, Inc. Senior Notes 3.85% due 12/22/2051	5,000	4,968
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	15,000	17,915
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	20,000	19,683
Unum Group Senior Notes 4.50% due 12/15/2049	13,000	13,873
		71,256
Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	5,000	5,105
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	5,000	5,712
		10,817
Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.05% due 12/15/2061	15,000	15,376
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	20,000	20,152
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	30,000	29,174
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	10,000	10,154
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	5,000	5,058
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	20,000	21,496
		26,554
Medical Products — 0.1%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	40,000	40,457
Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	20,000	19,190
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	10,000	10,702
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,000	2,398
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	25,000	24,873
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	20,000	19,485
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	10,000	9,499
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	10,000	10,960
Merck & Co., Inc. Senior Notes 1.90% due 12/10/2028	5,000	5,025
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	10,000	10,036
		92,978
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	6,620

16

Centene Corp. Senior Notes 3.38% due 02/15/2030	10,000	10,202
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,354
Humana, Inc. Senior Notes 2.15% due 02/03/2032	5,000	4,841
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	10,000	10,181
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	2,000	2,223
		66,421
Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	15,000	15,853
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	5,000	5,842
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	5,000	5,042
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	10,000	10,332
Sutter Health Notes 3.36% due 08/15/2050	5,000	5,259
		42,328
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	25,000	25,406
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	5,000	5,121
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	30,000	30,268
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	5,000	5,121
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	5,000	5,200
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	5,000	5,138
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	21,075
		71,923
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	10,000	10,900
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	10,000	10,811
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	5,000	5,888
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,013
Hess Corp. Senior Notes 7.30% due 08/15/2031	8,000	10,662
		42,274
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,000	4,818
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,074
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	5,000	5,160
BP Capital Markets America, Inc. Company Guar. Notes
3.63% due 04/06/2030	10,000	11,054
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	5,000	5,927
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	3,000	3,697
		35,730
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	10,000	10,913
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	3,000	3,531
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	25,000	24,663
CVS Health Corp. Pass-Through Certs. 5.93% due 01/10/2034*	6,312	7,496

17

CVS Health Corp. Senior Notes 4.13% due 04/01/2040	10,000	11,510
		43,669
Pipelines — 0.2%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	30,000	37,420
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	5,000	5,679
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	5,000	6,331
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	10,250
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	4,952
MPLX LP Senior Notes 5.20% due 03/01/2047	3,000	3,684
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	5,000	5,085
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	10,000	11,050
		84,451
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	5,000	4,895
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,788
American Tower Corp. Senior Notes 2.40% due 03/15/2025	5,000	5,136
EPR Properties Senior Notes 3.60% due 11/15/2031	5,000	4,952
EPR Properties Senior Notes 3.75% due 08/15/2029	5,000	5,051
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	15,000	16,197
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	5,000	4,912
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	5,000	5,027
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	20,000	21,340
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	11,352
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	25,000	25,654
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,121
		134,425
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	15,000	15,412
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,400
		25,812
Retail-Apparel/Shoe — 0.1%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	17,000	16,815
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	20,000	19,725
		36,540
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes
3.63% due 04/15/2025	5,000	5,334
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	10,000	10,871
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	20,000	19,980
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	10,000	10,188
		30,168
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	5,000	5,148
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	5,000	5,538

18

McDonald's Corp. Senior Notes 4.20% due 04/01/2050	5,000	6,073
		16,759
Schools — 0.0%
Howard University Notes 2.39% due 10/01/2027	5,000	5,027
Howard University Notes 2.80% due 10/01/2030	10,000	10,256
Howard University Notes 2.90% due 10/01/2031	5,000	5,217
		20,500
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	10,000	9,876
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	34,000	34,260
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	10,000	10,395
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	7,000	7,317
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	5,000	4,947
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	15,000	15,747
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	7,000	8,223
		90,765
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	5,000	4,677
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	20,000	19,505
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	5,000	5,152
		29,334
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	45,000	44,941
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	25,000	25,511
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	5,000	4,967
		30,478
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	15,000	15,460
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	10,000	10,737
		26,197
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	5,000	5,922
Total U.S. Corporate Bonds & Notes (cost $3,864,536)		3,928,481

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	10,000	13,582
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Senior Notes
3.96% due 01/29/2027	10,000	10,810
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	7,000	7,382
		18,192
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,850
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	9,000	10,092
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	20,000	20,250
Medical-Biomedical/Gene — 0.0%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	15,000	14,187

19

Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040	5,000	5,053
		19,240
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	20,000	20,760
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	20,000	18,800
		39,560
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	5,000	5,175
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	15,000	17,363
		22,538
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	15,000	16,200
Nokia Oyj Senior Notes 6.63% due 05/15/2039	5,000	6,919
		23,119
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	5,000	5,025
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	5,000	4,956
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	10,000	9,800
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	20,000	21,422
		41,203
Oil Companies-Integrated — 0.1%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	10,000	9,722
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	5,000	5,033
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	5,000	5,569
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	5,000	5,744
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	5,000	5,018
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	5,000	5,101
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	5,000	5,340
		41,527
Paper & Related Products — 0.0%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	13,000	12,577
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	30,000	30,383
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	15,000	16,116
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	6,000	6,782
		22,898
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes
1.67% due 03/25/2026	10,000	9,822
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	5,000	5,096
Total Foreign Corporate Bonds & Notes (cost $333,593)		340,929

MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	6,175
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	20,000	23,769
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	5,000	5,553
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	25,000	26,183
County of Riverside, CA Revenue Bonds 3.12% due 02/15/2029	25,000	26,708

20

Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	25,000	24,878
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	10,000	11,981
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	30,000	41,068
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	9,000	13,702
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	30,000	32,752
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	35,000	43,982
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,844
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	10,182	10,572
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	5,000	5,065
Total Municipal Bonds & Notes (cost $252,673)		280,232

U.S. GOVERNMENT AGENCIES — 9.5%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	248	258
Federal Home Loan Mtg. Corp.
2.50% due 01/01/2028	1,229	1,278
2.50% due 04/01/2028	3,535	3,680
3.50% due 03/01/2042	1,381	1,492
3.50% due 09/01/2043	11,537	12,450
3.50% due 08/01/2048	19,387	20,450
4.00% due 09/01/2040	1,013	1,108
4.50% due 01/01/2039	247	274
5.50% due 07/01/2034	1,922	2,156
6.50% due 05/01/2029	246	274
7.50% due 08/01/2023	8	7
7.50% due 04/01/2028	211	233
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.64% due 01/25/2034(4)(5)(6)	99,822	4,714
Series K064, Class X1 0.74% due 03/25/2027(4)(5)(6)	117,536	3,331
Series K114, Class X1 1.21% due 06/25/2030(4)(5)(6)	99,781	8,298
Series K104, Class X1 1.25% due 01/25/2030(4)(5)(6)	99,717	7,839
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	43,536
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	4,559	4,931
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.85% (1 ML+0.75%) due 09/25/2048*(2)	59	59
Series 2018-HRP1, Class M2 1.75% (1 ML+1.65%) due 04/25/2043*(2)	3,675	3,677
Series 2019-HQA3, Class M2 1.95% (1 ML + 1.85%) due 09/25/2049*(2)	7,092	7,110
Series 2019-DNA3, Class M2 2.15% (1 ML + 2.05%) due 07/25/2049*(2)	13,013	13,101
Series 2019-HQA1, Class M2 2.45% (1 ML + 2.35%) due 02/25/2049*(2)	18,098	18,246
Series 2019-DNA2, Class M2 2.55% (1 ML+2.45%)
due 03/25/2049*(2)	13,934	14,076
Federal Home Loan Mtg. Corp., REMIC
Series 4122, Class AB
1.50% due 10/15/2042(2)	6,506	6,396
Series 4216, Class KQ 1.70% due 10/15/2039(2)	5,826	5,872
Series 3964, Class MD 2.00% due 01/15/2041(2)	149	150
Series 4961, Class JB 2.50% due 12/15/2042(2)	11,489	11,832
Series 3883, Class PB 3.00% due 05/15/2041(2)	3,827	4,004
Series 1577, Class PK 6.50% due 09/15/2023(2)	132	137
Series 1226, Class Z 7.75% due 03/15/2022(2)	1	1
		200,970
Federal National Mtg. Assoc. — 0.8%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.20% (1 ML +2.10%) due 06/25/2039*(2)	1,431	1,432

21

Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 3.65% (1 ML+3.55%) due 07/25/2029(2)	6,702	6,862
Series 2016-C07, Class 2M2 4.45% (1 ML+4.35%) due 05/25/2029(2)	10,776	11,187
Federal National Mtg. Assoc. FRS
1.85% (12 ML+1.57%) due 05/01/2037	407	425
2.07% (12 ML+1.82%) due 10/01/2040	385	404
Federal National Mtg. Assoc.
2.50% due 02/01/2043	31,400	32,369
2.97% due 06/01/2030	40,000	43,215
3.00% due 01/01/2028	3,120	3,274
3.50% due 08/01/2026	2,552	2,689
3.50% due 09/01/2026	3,006	3,168
3.50% due 10/01/2028	4,034	4,287
4.00% due 11/01/2025	290	305
4.50% due 11/01/2022	22	23
4.50% due 01/01/2039	696	768
4.50% due 06/01/2039	6,834	7,325
4.50% due 09/01/2039	1,250	1,382
4.50% due 09/01/2040	2,731	3,019
4.50% due 05/01/2041	1,298	1,403
5.00% due 05/01/2035	271	306
5.00% due 06/01/2040	9,080	10,251
5.00% due 07/01/2040	2,428	2,714
5.50% due 12/01/2029	405	444
5.50% due 06/01/2035	31,826	36,077
5.50% due 08/01/2037	6,267	7,152
5.50% due 06/01/2038	2,177	2,494
6.00% due 12/01/2033	2,378	2,728
6.00% due 05/01/2034	178	205
6.00% due 06/01/2040	58	67
6.50% due 10/01/2037	49	56
7.00% due 06/01/2037	2,222	2,627
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.25% (1 ML+2.15%) due 09/25/2031*(2)	1,675	1,682
Series 2019-HRP1, Class M2 2.25% (1 ML+2.15%) due 11/25/2039*(2)	6,167	6,167
Federal National Mtg. Assoc., REMIC VRS
Series 2020-M2, Class X 0.33% due 01/25/2030(4)(5)(6)	328,413	6,216
Series 2019-M21, Class X3 1.20% due 06/25/2034(4)(5)(6)	137,016	15,031
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	8,174	8,248
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	11,227	11,321
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	5,751	5,800
Series 2013-16, Series A 1.75% due 01/25/2040(2)	6,018	6,046
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,435	1,449
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	2,557	2,594
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	4,655	4,724
Series 2015-5, Class EP 2.00% due 06/25/2043(2)	8,834	8,910
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	4,171	4,247
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	5,635	5,822
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	20,225	20,827
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	6,631	6,830
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	2,189	2,310
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	3,086	3,151
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	8,968	9,306
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	14,567	15,070
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	3,863	4,082
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	6,213	6,405
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	1,326	1,336
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	4,535	4,662
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	7,739	8,126
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	9,190	9,687
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	8,172	8,742
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	6,453	6,580
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	4,973	5,078
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	4,183	4,323
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	7,693	7,998
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	7,374	7,787
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	8,429	8,829
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	5,185	5,338
		423,382

22

Government National Mtg. Assoc. — 1.9%
2.00% due January 30 TBA		245,000	247,335
2.50% due January 30 TBA		130,000	133,204
3.00% due January 30 TBA		345,000	357,089
3.50% due January 30 TBA		100,000	104,149
4.00% due 09/15/2041		98,056	104,640
4.50% due 06/15/2041		17,111	19,166
6.00% due 11/15/2031		14,108	15,526
7.00% due 05/15/2033		2,564	2,914
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)		6,694	6,729
Series 2015-151, Class BA 1.70% due 10/20/2045(2)		3,465	3,496
Series 2013-37, Class LG 2.00% due 01/20/2042(2)		5,520	5,598
Series 2005-74, Class HB 7.50% due 09/16/2035(2)		39	43
Series 2005-74, Class HC 7.50% due 09/16/2035(2)		775	871
			1,000,760
Uniform Mtg. Backed Securities — 6.4%
1.50% due January 15 TBA		160,000	160,500
2.00% due January 30 TBA		1,255,000	1,251,764
2.00% due February 30 TBA		600,000	597,261
2.50% due January 30 TBA		620,000	632,860
3.00% due January 30 TBA		475,000	492,312
3.50% due January 30 TBA		200,000	210,609
			3,345,306
Total U.S. Government Agencies (cost $4,943,669)			4,970,418

U.S. GOVERNMENT TREASURIES — 9.5%
United States Treasury Bonds — 4.1%
0.13% due 02/15/2051TIPS(8)		10,621	12,587
0.88% due 02/15/2047TIPS(8)		57,275	77,396
1.00% due 02/15/2048TIPS(8)		11,213	15,733
1.25% due 05/15/2050		19,000	16,213
1.38% due 08/15/2050		75,000	66,012
1.75% due 08/15/2041		85,000	82,676
1.88% due 02/15/2051		170,000	168,964
2.00% due 11/15/2041		115,000	116,689
2.25% due 05/15/2041		120,000	126,431
2.25% due 08/15/2046		50,000	53,076
2.25% due 08/15/2049		40,000	42,995
2.88% due 08/15/2045		750,000	883,828
3.13% due 02/15/2043		95,000	114,876
3.13% due 08/15/2044(9)(10)		270,000	329,020
3.13% due 05/15/2048		25,000	31,367
			2,137,863
United States Treasury Notes — 5.4%
0.38% due 01/31/2026		205,000	198,418
0.38% due 01/15/2027TIPS(8)		34,341	37,780
0.63% due 05/15/2030		695,000	650,504
0.63% due 08/15/2030		345,000	322,090
0.75% due 07/15/2028TIPS(8)		5,508	6,309
1.25% due 08/15/2031		210,000	205,570
1.38% due 11/15/2031		90,000	88,973
2.75% due 08/31/2025		560,000	592,659
2.75% due 02/15/2028		375,000	405,615
2.88% due 11/30/2025		240,000	255,919
2.88% due 05/15/2028		70,000	76,325
			2,840,162
Total U.S. Government Treasuries (cost $5,133,524)			4,978,025

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	297,000	51,142
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	50,000	59,351
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	25,000	25,324
Government of Romania Notes 2.75% due 04/14/2041	EUR	10,000	10,156
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	10,000	11,421
Government of Romania Senior Notes
4.63% due 04/03/2049	EUR	15,000	19,253
Russian Federation Bonds 5.90% due 03/12/2031	RUB	3,985,000	45,099
United Mexican States Senior Bonds 4.75% due 03/08/2044		40,000	43,550
United Mexican States Bonds 7.75% due 05/29/2031	MXN	1,927,200	95,143
Total Foreign Government Obligations (cost $398,250)			360,439

OPTIONS - PURCHASED†(11) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $149,792)		29,140,256	33,467

ESCROWS AND LITIGATION TRUSTS †— 0.0%
ION Media Networks, Inc.(1)		2	12

23

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016	7,000	38
Total Escrows And Litigation Trusts (cost $0)		50
Total Long-Term Investment Securities (cost $49,338,089)		54,893,712

SHORT-TERM INVESTMENT SECURITIES — 1.8%
Registered Investment Companies — 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $942,997)	$942,997	942,997
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(13)	70,000	70,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	45,000	45,000
BNP Paribas SA Joint Repurchase Agreement(13)	40,000	40,000
Deutsche Bank AG Joint Repurchase Agreement(13)	55,000	55,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	55,000	55,000
Total Repurchase Agreements (cost $265,000)		265,000
TOTAL INVESTMENTS (cost $50,546,086)	107.6%	56,101,709
Liabilities in excess of other assets	(7.6)	(3,984,150)
NET ASSETS	100.0%	$52,117,559

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $3,208,132 representing 6.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2021.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Options — Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$5,580	$29,787	$6	$(29,781)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	5,847	29,040	286	(28,754)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	Novemer 2022	CNY	7.27	6,239	29,952	18,848	(11,104)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	6,601	30,752	8,224	(22,528)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	1,910	10,134	2,111	(8,023)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	2,963	20,127	3,992	(16,135)
						$149,792	$33,467	$(116,325)

CNY — Chinese Yuan

USD — United States Dollar

(12)	The rate shown is the 7-day yield as of December 31, 2021.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	Denominated in United States dollars unless otherwise indicated.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
EUR	— Euro Currency
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

24

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
2	Long	E-Mini Russell 2000 Index	March 2022	$215,959	$224,280	$8,321
1	Short	Euro-BTP	March 2022	169,352	167,370	1,982
1	Short	Euro-Bund	March 2022	197,700	195,104	2,596
8	Long	U.S. Treasury 10 Year Notes	March 2022	1,042,843	1,043,750	907
						$13,806

						Unrealized
						(Depreciation)
5	Short	U.S. Treasury 10 Year Ultra Notes	March 2022	$723,750	$732,188	$(8,438)
4	Short	U.S. Treasury Long Bonds	March 2022	636,109	641,750	(5,641)
10	Short	U.S. Treasury 5 Year Notes	March 2022	1,204,851	1,209,766	(4,915)
2	Short	U.S. Treasury Ultra Bonds	March 2022	392,817	394,250	(1,433)
Net Unrealized Appreciation (Depreciation)						$(20,427)
						$(6,621)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

25

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	135,000	USD	23,721	03/16/2022	$—	$(94)
BNP Paribas SA	MXN	1,390,000	USD	65,069	03/16/2022	—	(1,966)
Deutsche Bank AG	EUR	116,000	USD	131,553	03/16/2022	—	(707)
Goldman Sachs International	RUB	2,150,000	USD	28,553	03/16/2022	207	—
Unrealized Appreciation (Depreciation)						$207	$(2,767)

BRL — Brazilian Real
EUR — Euro Currency
MXN — Mexican Peso
RUB — Russian Ruble
USD — United States Dollar

26

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged			Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency		Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	105	12/15/2051	USD-12 Month-SOFR/Annually	1.56	%/Annually	$(653)	$(2,575)

SOFR-Secured Overnight Financing Rate

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,343,157	$-	$1,166	$1,344,323
Other Industries	36,120,922	-	-	36,120,922
Asset Backed Securities	-	2,536,426	-	2,536,426
U.S. Corporate Bonds & Notes	-	3,928,481	-	3,928,481
Foreign Corporate Bonds & Notes	-	340,929	-	340,929
Municipal Bond & Notes	-	280,232	-	280,232
U.S. Government Agencies	-	4,970,418	-	4,970,418
U.S. Government Treasuries	-	4,978,025	-	4,978,025
Foreign Government Obligations	-	360,439	-	360,439
Options - Purchased	-	33,467	-	33,467
Escrows and Litigation Trusts	-	38	12	50
Short-Term Investment Securities	942,997	-	-	942,997
Repurchase Agreements	-	265,000	-	265,000
Total Investments at Value	$38,407,076	$17,693,455	$1,178	$56,101,709

Other Financial Instruments:†
Futures Contracts	$13,806	$-	$-	$13,806
Forward Foreign Currency Contracts	-	207	-	207
Total Other Financial Instruments	$13,806	$207	$-	$14,013

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,427	$-	$-	$20,427
Forward Foreign Currency Contracts	-	2,767	-	2,767
Centrally Cleared Interest Rate Swap Contracts	-	2,575	-	2,575
Total Other Financial Instruments	$20,427	$5,342	$-	$25,769

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

27

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(8)	Value (Note 1)
COMMON STOCKS — 56.7%
Advanced Materials — 0.0%
Materion Corp.	200	$18,388
Advertising Services — 1.0%
National CineMedia, Inc.	2,275	6,393
Trade Desk, Inc., Class A†	9,836	901,371
		907,764
Aerospace/Defense-Equipment — 1.1%
AAR Corp.†	525	20,491
Astronics Corp.†	1,725	20,700
Barnes Group, Inc.	225	10,483
HEICO Corp., Class A	7,154	919,432
Moog, Inc., Class A	150	12,145
		983,251
Agricultural Operations — 0.0%
Andersons, Inc.	450	17,420
Airlines — 0.1%
Allegiant Travel Co.†	150	28,056
SkyWest, Inc.†	1,550	60,915
		88,971
Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	170	62,273
Appliances — 0.0%
Traeger, Inc.†	360	4,378
Applications Software — 0.2%
Alkami Technology, Inc.†	169	3,390
Appfolio, Inc., Class A†	695	84,137
DigitalOcean Holdings, Inc.†	814	65,388
JFrog, Ltd.†	150	4,455
Sprout Social, Inc., Class A†	500	45,345
		202,715
Audio/Video Products — 0.0%
Sonos, Inc.†	1,225	36,505
Auto-Cars/Light Trucks — 0.1%
Fisker, Inc.†	4,150	65,279
Auto-Truck Trailers — 0.1%
Wabash National Corp.	3,475	67,832
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp.	125	22,869
Meritor, Inc.†	825	20,443
		43,312
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	632	24,686
Banks-Commercial — 1.3%
1st Source Corp.	235	11,656
Atlantic Union Bankshares Corp.	209	7,794
Banner Corp.	800	48,536
Business First Bancshares, Inc.	250	7,078
Cadence Bank	3,115	92,796
Cathay General Bancorp	1,350	58,036
Central Pacific Financial Corp.	1,225	34,508
CIT Group, Inc.	725	37,221
Columbia Banking System, Inc.	1,300	42,536
ConnectOne Bancorp, Inc.	700	22,897
CVB Financial Corp.	1,800	38,538
Eastern Bankshares, Inc.	5,650	113,960
Enterprise Financial Services Corp.	375	17,659
Equity Bancshares, Inc., Class A	275	9,331
Financial Institutions, Inc.	100	3,180
First Bancshares, Inc.	100	3,862
First Commonwealth Financial Corp.	1,675	26,951
First Community Bankshares, Inc.	100	3,342
First Hawaiian, Inc.	575	15,715
First Merchants Corp.	1,050	43,984
Glacier Bancorp, Inc.	450	25,515
Great Western Bancorp, Inc.	250	8,490
Hancock Whitney Corp.	125	6,253
HarborOne Bancorp, Inc.	450	6,678
Home BancShares, Inc.	625	15,219
HomeStreet, Inc.	575	29,900
Hope Bancorp, Inc.	3,933	57,854
Independent Bank Corp.	475	11,338
Independent Bank Corp.	665	54,217
Merchants Bancorp	50	2,367
Meta Financial Group, Inc.	425	25,355
Nicolet Bankshares, Inc.†	25	2,144
Old National Bancorp	3,125	56,625
Origin Bancorp, Inc.	100	4,292
Peoples Bancorp, Inc.	150	4,772
Pinnacle Financial Partners, Inc.	400	38,200
Premier Financial Corp.	175	5,409
QCR Holdings, Inc.	175	9,800
RBB Bancorp	125	3,275
Republic Bancorp, Inc., Class A	50	2,542
Simmons First National Corp., Class A	325	9,613
Trustmark Corp.	1,050	34,083
UMB Financial Corp.	400	42,444
United Community Banks, Inc.	450	16,173
Valley National Bancorp	925	12,719
Veritex Holdings, Inc.	450	17,901
Webster Financial Corp.	725	40,484
Westamerica BanCorp	475	27,422
		1,210,664
Banks-Super Regional — 0.0%
Independent Bank Group, Inc.	200	14,430
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,300	9,451
Building & Construction Products-Misc. — 0.0%
Louisiana-Pacific Corp.	475	37,216
Building & Construction-Misc. — 0.5%
Comfort Systems USA, Inc.	1,200	118,728
EMCOR Group, Inc.	875	111,466
MYR Group, Inc.†	1,050	116,078
TopBuild Corp.†	375	103,466
		449,738
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	1,150	20,056
Masonite International Corp.†	75	8,846
		28,902
Building Products-Wood — 0.1%
Boise Cascade Co.	275	19,580
UFP Industries, Inc.	500	46,005
		65,585
Building-Heavy Construction — 0.2%
Granite Construction, Inc.	425	16,447

28

MasTec, Inc.†	1,350	124,578
Primoris Services Corp.	2,150	51,557
		192,582
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	1,725	70,466
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	25	1,873
Building-Residential/Commercial — 0.3%
Meritage Homes Corp.†	125	15,257
Tri Pointe Homes, Inc.†	8,075	225,212
		240,469
Casino Hotels — 0.1%
Boyd Gaming Corp.†	925	60,652
Chemicals-Diversified — 0.1%
AdvanSix, Inc.	150	7,087
Koppers Holdings, Inc.†	300	9,390
Orion Engineered Carbons SA	1,050	19,278
Stepan Co.	100	12,429
Trinseo PLC	350	18,361
		66,545
Chemicals-Specialty — 0.2%
Cabot Corp.	125	7,025
Ecovyst, Inc.	475	4,864
H.B. Fuller Co.	490	39,690
Ingevity Corp.†	625	44,812
Minerals Technologies, Inc.	440	32,186
Tronox Holdings PLC, Class A	1,802	43,302
Zymergen, Inc.†	2,175	14,551
		186,430
Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,525	22,723
Coal — 0.1%
Arch Resources, Inc.	300	27,396
SunCoke Energy, Inc.	2,475	16,310
Warrior Met Coal, Inc.	400	10,284
		53,990
Commercial Services — 0.2%
John Wiley & Sons, Inc., Class A	2,750	157,492
LiveRamp Holdings, Inc.†	550	26,373
Medifast, Inc.	75	15,707
		199,572
Commercial Services-Finance — 2.4%
Adyen NV†*	248	652,647
Block, Inc., Class A†	8,961	1,447,291
EVERTEC, Inc.	950	47,481
HealthEquity, Inc.†	300	13,272
Marathon Digital Holdings, Inc.†	475	15,609
Riot Blockchain, Inc.†	400	8,932
		2,185,232
Communications Software — 1.0%
Zoom Video Communications, Inc., Class A†	5,129	943,274
Computer Data Security — 0.0%
Qualys, Inc.†	75	10,292
Computer Services — 0.1%
CACI International, Inc., Class A†	125	33,651
Insight Enterprises, Inc.†	100	10,660
KBR, Inc.	375	17,858
		62,169
Computer Software — 7.4%
Cloudflare, Inc., Class A†	2,955	388,582
Datadog, Inc., Class A†	7,908	1,408,494
Envestnet, Inc.†	50	3,967
Snowflake, Inc., Class A†	6,835	2,315,356
Twilio, Inc., Class A†	5,937	1,563,450
Xperi Holding Corp.	2,175	41,129
ZoomInfo Technologies, Inc.†	15,388	987,910
		6,708,888
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	3,475	114,953
Consulting Services — 0.1%
Huron Consulting Group, Inc.†	875	43,662
Kelly Services, Inc., Class A	2,150	36,056
		79,718
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co., Class A†	325	15,551
Helen of Troy, Ltd.†	100	24,447
Quanex Building Products Corp.	775	19,205
		59,203
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	475	28,676
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	550	10,725
Data Processing/Management — 0.1%
CommVault Systems, Inc.†	775	53,413
CSG Systems International, Inc.	150	8,643
		62,056
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	275	7,717
Distribution/Wholesale — 0.2%
Avient Corp.	1,175	65,741
G-III Apparel Group, Ltd.†	600	16,584
ScanSource, Inc.†	2,150	75,422
Veritiv Corp.†	275	33,707
		191,454
Diversified Manufacturing Operations — 0.1%
EnPro Industries, Inc.	115	12,658
Fabrinet†	450	53,312
		65,970
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	7,025	21,778
Heron Therapeutics, Inc.†	2,450	22,368
		44,146
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	1,730	18,407

29

E-Commerce/Products — 1.8%
Chewy, Inc., Class A†	6,606	389,556
Farfetch, Ltd., Class A†	14,503	484,835
Wayfair, Inc., Class A†	3,706	704,029
		1,578,420
E-Commerce/Services — 3.9%
Airbnb, Inc., Class A†	7,160	1,192,068
EverQuote, Inc., Class A†	275	4,307
Match Group, Inc.†	2,858	377,970
Uber Technologies, Inc.†	46,402	1,945,636
Upwork, Inc.†	825	28,182
		3,548,163
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	2,625	47,749
E-Services/Consulting — 0.2%
Perficient, Inc.†	1,300	168,077
Electric-Distribution — 0.0%
Via Renewables, Inc.	1,250	14,288
Electric-Integrated — 0.1%
IDACORP, Inc.	75	8,498
PNM Resources, Inc.	350	15,964
Portland General Electric Co.	775	41,013
		65,475
Electronic Components-Misc. — 0.5%
Atkore, Inc.†	925	102,851
Benchmark Electronics, Inc.	3,550	96,205
Kimball Electronics, Inc.†	325	7,072
Knowles Corp.†	1,925	44,949
OSI Systems, Inc.†	1,410	131,412
Sanmina Corp.†	575	23,839
Vishay Intertechnology, Inc.	2,025	44,287
		450,615
Electronic Components-Semiconductors — 0.2%
Amkor Technology, Inc.	1,050	26,029
MACOM Technology Solutions Holdings, Inc.†	200	15,660
Rambus, Inc.†	2,700	79,353
Silicon Laboratories, Inc.†	400	82,568
		203,610
Energy-Alternate Sources — 0.2%
Fluence Energy, Inc.†	1,821	64,755
FutureFuel Corp.	1,225	9,359
Green Plains, Inc.†	625	21,725
REX American Resources Corp.†	155	14,880
SunPower Corp.†	600	12,522
Sunrun, Inc.†	1,150	39,445
		162,686
Enterprise Software/Service — 4.1%
ACI Worldwide, Inc.†	1,750	60,725
American Software, Inc., Class A	1,875	49,069
Blackline, Inc.†	90	9,319
Cardlytics, Inc.†	725	47,915
Coupa Software, Inc.†	5,850	924,592
Donnelley Financial Solutions, Inc.†	550	25,927
eGain Corp.†	4,232	42,235
HireRight Holdings Corp.†	2,185	34,960
ManTech International Corp., Class A	170	12,398
Momentive Global, Inc.†	3,225	68,209
Paycor HCM, Inc.†	798	22,990
SPS Commerce, Inc.†	50	7,118
Veeva Systems, Inc., Class A†	6,650	1,698,942
Verint Systems, Inc.†	4,275	224,480
Workday, Inc., Class A†	1,351	369,066
Workiva, Inc.†	850	110,917
		3,708,862
Entertainment Software — 3.6%
ROBLOX Corp., Class A†	18,796	1,938,995
Unity Software, Inc.†	9,397	1,343,677
		3,282,672
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	1,075	182,535
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	25	17,192
Finance-Commercial — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	525	27,888
Finance-Consumer Loans — 0.1%
EZCORP, Inc., Class A†	525	3,869
Navient Corp.	2,700	57,294
Nelnet, Inc., Class A	50	4,884
Regional Management Corp.	225	12,929
		78,976
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc., Class A	750	27,075
Houlihan Lokey, Inc.	50	5,176
Piper Sandler Cos.	125	22,314
		54,565
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	400	16,644
PennyMac Financial Services, Inc.	500	34,890
		51,534
Finance-Other Services — 0.4%
Coinbase Global, Inc., Class A†	1,295	326,819
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.	1,525	21,991
NMI Holdings, Inc., Class A†	425	9,286
Radian Group, Inc.	2,125	44,901
		76,178
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	425	20,379
Food-Catering — 0.0%
Healthcare Services Group, Inc.	800	14,232
Food-Misc./Diversified — 0.2%
BellRing Brands, Inc., Class A†	4,330	123,535
John B. Sanfilippo & Son, Inc.	275	24,794
		148,329
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	1,325	39,326

30

Food-Wholesale/Distribution — 0.0%
Performance Food Group Co.†	717	32,903
SpartanNash Co.	100	2,576
		35,479
Footwear & Related Apparel — 0.0%
Steven Madden, Ltd.	925	42,985
Gas-Distribution — 0.1%
New Jersey Resources Corp.	1,375	56,457
Northwest Natural Holding Co.	300	14,634
		71,091
Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	300	9,606
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	500	13,145
Hooker Furniture Corp.	275	6,402
Sleep Number Corp.†	650	49,790
		69,337
Human Resources — 0.2%
AMN Healthcare Services, Inc.†	250	30,583
Barrett Business Services, Inc.	175	12,086
Heidrick & Struggles International, Inc.	100	4,373
Kforce, Inc.	650	48,893
Korn Ferry	450	34,078
TriNet Group, Inc.†	150	14,289
TrueBlue, Inc.†	1,650	45,655
		189,957
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	450	15,066
Clearway Energy, Inc., Class C	100	3,603
		18,669
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	675	26,271
CNO Financial Group, Inc.	975	23,244
Primerica, Inc.	100	15,327
		64,842
Insurance-Property/Casualty — 0.1%
Employers Holdings, Inc.	150	6,207
First American Financial Corp.	150	11,735
Kinsale Capital Group, Inc.	150	35,683
RLI Corp.	205	22,980
Selective Insurance Group, Inc.	300	24,582
Stewart Information Services Corp.	250	19,933
		121,120
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	425	24,697
Essent Group, Ltd.	1,225	55,774
		80,471
Internet Application Software — 2.7%
Shopify, Inc., Class A†	1,769	2,436,603
Internet Content-Entertainment — 3.9%
Pinterest, Inc., Class A†	7,492	272,334
Snap, Inc., Class A†	19,458	915,110
Spotify Technology SA†	3,650	854,209
Twitter, Inc.†	34,845	1,506,001
		3,547,654
Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	5,991	783,084
Vimeo, Inc.†	9,726	174,679
Yelp, Inc.†	1,375	49,830
		1,007,593
Investment Management/Advisor Services — 0.3%
AssetMark Financial Holdings, Inc.†	425	11,139
Blucora, Inc.†	2,025	35,073
BrightSphere Investment Group, Inc.	1,045	26,752
Cohen & Steers, Inc.	100	9,251
Federated Hermes, Inc.	500	18,790
Focus Financial Partners, Inc., Class A†	950	56,734
Stifel Financial Corp.	552	38,872
Virtus Investment Partners, Inc.	135	40,109
		236,720
Linen Supply & Related Items — 0.2%
UniFirst Corp.	900	189,360
Machinery-Construction & Mining — 0.0%
Manitowoc Co, Inc.†	1,025	19,055
Machinery-Electrical — 0.1%
Argan, Inc.	1,500	58,035
Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	900	46,413
Kadant, Inc.	175	40,334
		86,747
Machinery-Pumps — 0.1%
SPX FLOW, Inc.	525	45,402
Watts Water Technologies, Inc., Class A	85	16,504
		61,906
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	9,950	183,577
NextGen Healthcare, Inc.†	2,750	48,923
		232,500
Medical Instruments — 1.3%
AngioDynamics, Inc.†	1,400	38,612
Intuitive Surgical, Inc.†	2,559	919,449
Natus Medical, Inc.†	1,200	28,476
NuVasive, Inc.†	3,000	157,440
		1,143,977
Medical Labs & Testing Services — 0.2%
LifeStance Health Group, Inc.†	3,175	30,226
Medpace Holdings, Inc.†	310	67,468
OPKO Health, Inc.†	6,450	31,025
Personalis, Inc.†	1,875	26,756
		155,475
Medical Products — 0.3%
Accuray, Inc.†	6,075	28,978
Bioventus, Inc., Class A†	1,375	19,924
Cardiovascular Systems, Inc.†	3,575	67,138
Inspire Medical Systems, Inc.†	25	5,752
Integer Holdings Corp.†	875	74,891

31

LivaNova PLC†	450	39,343
SeaSpine Holdings Corp.†	275	3,746
SmileDirectClub, Inc.†	4,872	11,449
Zynex, Inc.	2,125	21,186
		272,407
Medical-Biomedical/Gene — 2.1%
2seventy Bio, Inc.†	80	2,050
ACADIA Pharmaceuticals, Inc.†	775	18,089
Alder Biopharmaceuticals, Inc. CVR†(1)	2,000	1,760
Amicus Therapeutics, Inc.†	7,325	84,604
Arena Pharmaceuticals, Inc.†	315	29,276
Arrowhead Pharmaceuticals, Inc.†	725	48,067
Atara Biotherapeutics, Inc.†	4,200	66,192
Beam Therapeutics, Inc.†	425	33,868
Biohaven Pharmaceutical Holding Co., Ltd.†	75	10,336
Black Diamond Therapeutics, Inc.†	2,500	13,325
Bluebird Bio, Inc.†	240	2,398
Bridgebio Pharma, Inc.†	400	6,672
CytomX Therapeutics, Inc.†	3,725	16,129
Decibel Therapeutics, Inc.†	39	181
Eiger BioPharmaceuticals, Inc.†	1,300	6,747
Emergent BioSolutions, Inc.†	100	4,347
Esperion Therapeutics, Inc.†	175	875
Fate Therapeutics, Inc.†	1,350	78,988
Global Blood Therapeutics, Inc.†	1,550	45,368
Homology Medicines, Inc.†	325	1,183
Insmed, Inc.†	200	5,448
Intercept Pharmaceuticals, Inc.†	2,300	37,467
Ligand Pharmaceuticals, Inc.†	300	46,338
Puma Biotechnology, Inc.†	1,700	5,168
REGENXBIO, Inc.†	1,175	38,423
Royalty Pharma PLC, Class A	26,077	1,039,168
Sana Biotechnology, Inc.†	20	310
Sensei Biotherapeutics, Inc.†	2,000	11,600
Sigilon Therapeutics, Inc.†	1,300	3,588
Sutro Biopharma, Inc.†	200	2,976
TG Therapeutics, Inc.†	2,350	44,650
Travere Therapeutics, Inc.†	975	30,264
Turning Point Therapeutics, Inc.†	175	8,348
Tyra Biosciences, Inc.†	1,776	24,988
UroGen Pharma, Ltd.†	700	6,657
Wave Life Sciences, Ltd.†	2,175	6,830
Xencor, Inc.†	2,225	89,267
Y-mAbs Therapeutics, Inc.†	50	811
		1,872,756
Medical-Drugs — 0.6%
Amphastar Pharmaceuticals, Inc.†	775	18,050
Athenex, Inc.†	1,175	1,598
Catalyst Pharmaceuticals, Inc.†	9,675	65,500
Coherus Biosciences, Inc.†	6,100	97,356
Corcept Therapeutics, Inc.†	1,100	21,780
Eagle Pharmaceuticals, Inc.†	500	25,460
Fulcrum Therapeutics, Inc.†	2,558	45,251
Gritstone Bio, Inc.†	225	2,893
Harpoon Therapeutics, Inc.†	2,607	19,683
Intellia Therapeutics, Inc.†	750	88,680
Landos Biopharma, Inc.†	1,526	7,325
Lannett Co., Inc.†	4,678	7,578
Madrigal Pharmaceuticals, Inc.†	350	29,659
Marinus Pharmaceuticals, Inc.†	3,781	44,918
Vanda Pharmaceuticals, Inc.†	4,100	64,329
		540,060
Medical-Generic Drugs — 0.0%
Amneal Pharmaceuticals, Inc.†	4,025	19,280
Arvinas, Inc.†	25	2,053
		21,333
Medical-HMO — 0.0%
Tivity Health, Inc.†	200	5,288
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	425	34,718
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	25	2,099
Medical-Outpatient/Home Medical — 0.1%
LHC Group, Inc.†	500	68,615
ModivCare, Inc.†	25	3,707
		72,322
Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth Corp.†	2,725	66,653
Owens & Minor, Inc.	1,000	43,500
		110,153
Metal Processors & Fabrication — 0.0%
AZZ, Inc.	225	12,440
Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	85	4,646
Metal-Aluminum — 0.1%
Alcoa Corp.	600	35,748
Arconic Corp.†	575	18,981
		54,729
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,200	62,388
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	3,725	61,984
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	900	45,675
Networking Products — 0.2%
A10 Networks, Inc.	4,550	75,439
Extreme Networks, Inc.†	5,050	79,285
		154,724
Office Furnishings-Original — 0.1%
HNI Corp.	950	39,947
Steelcase, Inc., Class A	2,925	34,281
		74,228
Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,850	15,633
Oil Companies-Exploration & Production — 0.5%
Antero Resources Corp.†	2,775	48,563
CNX Resources Corp.†	2,950	40,563

32

Falcon Minerals Corp.	275	1,339
Magnolia Oil & Gas Corp., Class A	2,950	55,667
Matador Resources Co.	250	9,230
Oasis Petroleum, Inc.	460	57,955
Ovintiv, Inc.	3,250	109,525
PDC Energy, Inc.	1,475	71,950
Range Resources Corp.†	975	17,384
		412,176
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.	1,275	19,112
Oil-Field Services — 0.2%
ChampionX Corp.†	375	7,579
MRC Global, Inc.†	2,775	19,092
National Energy Services Reunited Corp.†	625	5,906
NexTier Oilfield Solutions, Inc.†	4,025	14,289
NOW, Inc.†	7,975	68,106
Oceaneering International, Inc.†	300	3,393
Oil States International, Inc.†	1,175	5,840
ProPetro Holding Corp.†	1,475	11,947
Select Energy Services, Inc., Class A†	650	4,050
		140,202
Optical Supplies — 0.1%
STAAR Surgical Co.†	590	53,867
Paper & Related Products — 0.1%
Clearwater Paper Corp.†	75	2,750
Glatfelter Corp.	1,725	29,670
Neenah, Inc.	100	4,628
Verso Corp., Class A	600	16,212
		53,260
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	1,900	131,651
Pharmacy Services — 0.3%
Option Care Health, Inc.†	8,325	236,763
Power Converter/Supply Equipment — 0.0%
Powell Industries, Inc.	650	19,169
Printing-Commercial — 0.0%
Ennis, Inc.	1,400	27,342
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,125	34,213
Real Estate Investment Trusts — 1.3%
Agree Realty Corp.	515	36,750
Alexander & Baldwin, Inc.	701	17,588
American Assets Trust, Inc.	250	9,383
Apple Hospitality REIT, Inc.	2,200	35,530
Ares Commercial Real Estate Corp.	550	7,997
Blackstone Mtg. Trust, Inc., Class A	1,150	35,213
Broadstone Net Lease, Inc.	850	21,097
CareTrust REIT, Inc.	475	10,844
Centerspace	150	16,635
Chatham Lodging Trust†	175	2,401
City Office REIT, Inc.	850	16,762
Community Healthcare Trust, Inc.	275	12,999
Corporate Office Properties Trust	850	23,775
DiamondRock Hospitality Co.†	1,000	9,610
DigitalBridge Group, Inc.†	2,025	16,868
Easterly Government Properties, Inc.	400	9,168
EastGroup Properties, Inc.	205	46,709
Ellington Financial, Inc.	1,600	27,344
Equity LifeStyle Properties, Inc.	50	4,383
Essential Properties Realty Trust, Inc.	475	13,694
First Industrial Realty Trust, Inc.	525	34,755
Four Corners Property Trust, Inc.	1,075	31,616
Getty Realty Corp.	850	27,276
Gladstone Commercial Corp.	825	21,260
Global Medical REIT, Inc.	100	1,775
Healthcare Realty Trust, Inc.	700	22,148
Highwoods Properties, Inc.	175	7,803
Independence Realty Trust, Inc.	900	23,247
Innovative Industrial Properties, Inc.	60	15,775
Kite Realty Group Trust	1,582	34,456
KKR Real Estate Finance Trust, Inc.	1,225	25,517
Ladder Capital Corp.	1,600	19,184
Lexington Realty Trust	1,425	22,259
MFA Financial, Inc.	2,325	10,602
National Storage Affiliates Trust	975	67,470
Phillips Edison & Co., Inc.	600	19,824
Physicians Realty Trust	1,025	19,301
Piedmont Office Realty Trust, Inc., Class A	1,000	18,380
Plymouth Industrial REIT, Inc.	975	31,200
PotlatchDeltic Corp.	475	28,604
Ready Capital Corp.	300	4,689
Redwood Trust, Inc.	2,875	37,921
Retail Opportunity Investments Corp.	500	9,800
RLJ Lodging Trust	325	4,527
Ryman Hospitality Properties, Inc.†	275	25,289
Sabra Health Care REIT, Inc.	625	8,463
SITE Centers Corp.	650	10,290
STAG Industrial, Inc.	1,325	63,547
Summit Hotel Properties, Inc.†	350	3,416
Sunstone Hotel Investors, Inc.	2,500	29,325
Tanger Factory Outlet Centers, Inc.	575	11,086
Terreno Realty Corp.	790	67,379
TPG RE Finance Trust, Inc.	925	11,396
UMH Properties, Inc.	525	14,348
Xenia Hotels & Resorts, Inc.†	1,450	26,260
		1,184,938
Real Estate Management/Services — 0.1%
Cushman & Wakefield PLC†	1,200	26,688
Realogy Holdings Corp.†	1,975	33,200
		59,888
Real Estate Operations & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	600	14,328
Rental Auto/Equipment — 0.1%
Herc Holdings, Inc.	400	62,620
PROG Holdings, Inc.†	1,300	58,643
		121,263
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	430	72,661

33

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A†	1,800	62,694
Guess?, Inc.	975	23,088
Lululemon Athletica, Inc.†	828	324,121
Winmark Corp.	50	12,414
		422,317
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	75	14,642
Lithia Motors, Inc.	50	14,847
Rush Enterprises, Inc., Class A	250	13,910
Sonic Automotive, Inc., Class A	600	29,670
		73,069
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	800	11,664
Retail-Discount — 0.0%
BJ's Wholesale Club Holdings, Inc.†	400	26,788
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	285	24,804
Retail-Office Supplies — 0.0%
ODP Corp.†	1,075	42,226
Retail-Pawn Shops — 0.0%
FirstCash Holdings, Inc.	250	18,703
Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	505	100,616
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	85	20,827
Macy's, Inc.	2,825	73,958
		94,785
Retail-Restaurants — 1.2%
Bloomin' Brands, Inc.†	2,475	51,925
Del Taco Restaurants, Inc.	3,375	42,019
Domino's Pizza, Inc.	1,698	958,232
Portillo's, Inc., Class A†	807	30,295
		1,082,471
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.	300	21,579
Zumiez, Inc.†	850	40,792
		62,371
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	224	4,776
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	150	3,002
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	2,325	61,264
Savings & Loans/Thrifts — 0.3%
Axos Financial, Inc.†	675	37,739
Brookline Bancorp, Inc.	2,975	48,165
Flushing Financial Corp.	350	8,505
HomeTrust Bancshares, Inc.	575	17,813
Investors Bancorp, Inc.	1,125	17,044
Northfield Bancorp, Inc.	2,300	37,168
OceanFirst Financial Corp.	1,050	23,310
People's United Financial, Inc.	547	9,748
Washington Federal, Inc.	1,350	45,063
		244,555
Schools — 0.0%
Coursera, Inc.†	228	5,572
Perdoceo Education Corp.†	2,550	29,988
		35,560
Security Services — 0.0%
Brink's Co.	200	13,114
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	225	20,705
Semiconductor Equipment — 1.8%
ASML Holding NV†	1,945	1,548,492
Cohu, Inc.†	1,325	50,469
Veeco Instruments, Inc.†	1,250	35,588
		1,634,549
Steel Pipe & Tube — 0.0%
Advanced Drainage Systems, Inc.	65	8,848
Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	1,250	27,212
Commercial Metals Co.	1,025	37,197
Schnitzer Steel Industries, Inc., Class A	125	6,490
United States Steel Corp.	250	5,953
		76,852
Telecom Services — 0.1%
Vonage Holdings Corp.†	4,175	86,798
Television — 0.1%
AMC Networks, Inc., Class A†	1,075	37,023
Sinclair Broadcast Group, Inc., Class A	1,850	48,895
		85,918
Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	2,075	56,440
Cinemark Holdings, Inc.†	525	8,463
		64,903
Therapeutics — 0.1%
Akebia Therapeutics, Inc.†	9,050	20,453
Sarepta Therapeutics, Inc.†	775	69,789
		90,242
Transport-Marine — 0.0%
Dorian LPG, Ltd.	691	8,769
Transport-Services — 0.0%
Hub Group, Inc., Class A†	325	27,378
Transport-Truck — 0.2%
ArcBest Corp.	1,100	131,835
Heartland Express, Inc.	275	4,626
Schneider National, Inc., Class B	250	6,727
Werner Enterprises, Inc.	175	8,340
		151,528
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	25,275	54,847

34

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	325	13,302
USANA Health Sciences, Inc.†	690	69,828
		83,130
Water — 0.2%
American States Water Co.	1,375	142,230
X-Ray Equipment — 0.0%
Varex Imaging Corp.†	450	14,198
Total Common Stocks (cost $42,671,643)		51,046,090
ASSET BACKED SECURITIES — 9.6%
Diversified Financial Services — 9.6%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	110,000	117,018
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)(4)	89,655	88,438
510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(3)(4)	86,774	86,110
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	43,466	43,673
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	35,000	35,579
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(5)	38,218	37,991
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(5)	32,791	32,700
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(5)	33,358	32,970
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(3)(5)	61,417	60,870
Angel Oak Mtg. Trust VRS Series 2021-4, Class A2 1.24% due 01/20/2065*(3)(5)	41,975	41,471
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(5)	39,989	40,081
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.68% (1 ML+1.58%) due 10/25/2034	5,631	5,882
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.25% (3 ML+1.13%) due 04/19/2034*(7)	100,000	99,975
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(2)(5)(6)	981,536	35,883
BANK VRS Series 2020-BN26, Class XA 1.23% due 03/15/2063(2)(5)(6)	990,516	79,392
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	91,000	100,406
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	29,705	29,804
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	28,706	29,041
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	29,464	29,884
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	41,783	42,451
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	39,700	39,717
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	34,356	34,772
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.96% (1 ML+0.85%) due 08/15/2036*(2)	131,000	130,879
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 1.78% due 02/25/2036(3)(5)	38,490	36,537
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.50% (1 ML + 1.40%) due 10/15/2029*(3)	6,566	6,566
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.50% due 01/15/2051(2)(5)(6)	182,442	4,484
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(2)(5)(6)	313,684	7,554
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.64% due 01/15/2052(2)(5)(6)	962,800	34,578
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(2)(5)(6)	299,708	20,645
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(2)(5)(6)	149,708	17,148
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(2)(5)(6)	99,818	10,521

35

BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.27% (3 ML+1.15%) due 04/19/2034*(7)	250,000	250,070
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	21,251	21,449
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(2)	65,000	68,271
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.50% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	15,622	15,583
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(3)(5)	47,169	46,610
COLT Mtg. Loan Trust VRS Series 2021-2, Class A3 1.34% due 08/25/2066*(3)(5)	46,648	45,981
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	90,000	94,006
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	105,000	107,632
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	114,449	118,906
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	123,000	128,980
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	60,000	63,320
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	17,625	12,527
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(3)(5)	78,587	77,976
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(3)(5)	70,059	69,359
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(2)(5)(6)	904,432	18,243
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(3)(5)	90,632	89,129
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(3)(5)	100,000	99,738
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	27,526	28,368
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(2)(5)(6)	99,801	9,333
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	115,000	119,721
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	55,831	57,501
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,750	49,959
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	48,500	49,572
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	30,000	30,501
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.80% (1 ML+1.70%) due 11/25/2028*(3)	51,619	51,619
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	70,000	71,136
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	20,000	20,409
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.21% due 05/25/2035(3)(5)	27,582	28,009
GCAT Trust VRS Series 2021-NQM1, Class A1 0.87% due 01/25/2066*(3)(5)	63,427	62,784
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(3)(5)	82,374	81,528
GCAT Trust VRS Series 2021-NQM4, Class A1 1.09% due 08/25/2066*(3)(5)	92,342	91,087
GCAT Trust VRS Series 2021-NQM7, Class A1 1.92% due 08/25/2066*(3)(5)	100,000	99,770
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(2)(5)(6)	1,056,932	22,142
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	110,000	111,056
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	86,000	89,966
GS Mtg. Securities Corp. Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(2)	9,274	9,272
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	115,000	120,326

36

GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,000	33,408
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.32% due 04/25/2036(3)(5)	3,553	2,779
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/2047(3)(5)	10,053	7,712
Home Re, Ltd. FRS Series 2018-1, Class M1 1.70% (1 ML + 1.60%) due 10/25/2028*(3)	17,756	17,756
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.64% (1 ML+0.27%) due 05/25/2035(3)	20,266	19,963
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(2)	80,000	84,242
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	20,000	20,362
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	64,000	66,885
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(4)	81,079	81,310
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.90% (1 ML+1.80%) due 02/01/2026*(3)	53,846	54,000
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.59% (1 ML + 1.50%) due 05/01/2024*(3)	50,714	50,043
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.60% (1 ML+2.50%) due 04/01/2024*(3)	52,596	52,336
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(7)	250,000	249,937
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.45% due 12/25/2034(3)(5)	5,895	6,138
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.83% due 02/25/2035(3)(5)	13,694	13,888
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	24,411	24,713
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	37,491	38,054
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.97% due 12/15/2047(2)(5)(6)	180,497	4,099
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(2)	20,000	20,951
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.34% due 06/15/2050(2)(5)(6)	98,453	5,119
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	18,401	10,452
MortgageIT Trust FRS Series 2005-4, Class A1 0.66% (1 ML+0.56%) due 10/25/2035(3)	26,438	26,543
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.85% (1 ML + 0.75%) due 01/25/2048*(3)	41,386	41,401
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.60% (1 ML+1.50%) due 06/25/2057*(3)	29,738	30,094
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(5)	48,332	49,583
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	31,440	32,825
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(3)(5)	13,749	14,230
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	31,172	32,880
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	55,067	58,032
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	55,662	58,574
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	43,198	45,276
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	29,876	31,326

37

New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(5)	50,204	52,572
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(5)	90,860	89,552
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	4,611	4,668
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.50% (1 ML + 1.40%) due 07/25/2029*(3)	7,561	7,564
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 1.65% (1 ML+1.55%) due 07/25/2028*(3)	30,983	30,983
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(3)(5)	67,579	66,743
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.20% (1 ML+0.10%) due 02/25/2037	28,361	18,161
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.18% (3 ML+1.05%) due 04/30/2027*(7)	47,105	47,090
Preston Ridge Partners Mtg. Series 2020-4, Class A1 2.95% due 10/25/2025*(4)	83,923	83,713
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)(4)	89,886	88,744
PRPM LLC Series 2021-7, Class A1 1.87% due 08/25/2026*(3)(4)	88,122	87,175
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.23% (1 ML+0.13%) due 05/25/2037	62,287	54,679
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	85,000	86,530
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(5)	65,795	64,826
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.19% (3 ML+1.07%) due 04/25/2034*(7)	250,000	249,937
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.60% (1 ML+0.50%) due 11/25/2036	156,662	153,868
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(3)(5)	56,935	56,722
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(3)(5)	82,084	81,060
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,776
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 0.69% (1 ML+0.60%) due 02/25/2057*	20,975	20,964
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	2,409	2,410
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	37,498	37,821
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	16,770	16,901
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	22,671	22,909
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	48,435	49,033
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(5)	97,644	97,419
VCAT LLC Series 2021-NPL4, Class A1 1.87% due 08/25/2051*(4)	90,142	88,701
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.25% (3 ML+1.13%) due 04/15/2034*(7)	100,000	99,709
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(7)	100,000	99,922
Vericrest Opportunity Loan Trust Series 2021-NP11, Class A1 1.87% due 08/25/2051*(4)	92,143	91,465
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(3)(5)	74,511	73,733
Verus Securitization Trust Series 2020-NPL1, Class A1 3.60% due 08/25/2050*(4)	30,770	30,817
VOLT CIII LLC Series 2021-CF1, Class A1 1.99% due 08/25/2051*(4)	92,183	91,334
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)	76,281	75,873
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)	79,908	79,430

38

Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 1.02% (3 ML+0.90%) due 01/18/2029*(7)	214,362	214,276
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(7)	250,000	250,040
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(2)(5)(6)	571,683	16,343
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	65,000	68,115
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.54% due 10/25/2036(3)(5)	8,821	8,648
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	84,575	82,622
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,000	49,833
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,072
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	50,000	50,851
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	120,000	125,713
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(2)	110,000	115,231
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	50,111	52,689
Total Asset Backed Securities (cost $8,582,581)		8,622,007
U.S. CORPORATE BONDS & NOTES — 11.8%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	20,000	19,476
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	41,750
		61,226
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,900
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	46,647
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	26,012
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	55,000	55,009
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	5,000	5,044
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,079
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	37,963
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,121
		207,775
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	35,000	36,356
Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	42,750
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	103,375
		146,125
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	76,000	80,560
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	4,000	4,005
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	21,000	22,569
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	45,000	47,025
		154,159
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	20,000	20,480
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,578

39

General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	83,675
		123,733
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,128
Banks-Super Regional — 0.3%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	115,000	113,654
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	126,145
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,032
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	20,354
		302,185
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	43,726
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	12,412
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	30,000	39,354
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	12,000	12,668
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	16,449
		124,609
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	30,000	31,815
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	2,000	2,131
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	50,000	52,597
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,560
		99,103
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	51,000	54,698
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	30,000	28,899
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	70,000	71,408
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,300
		196,305
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	40,000	45,481
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	81,855
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	85,000	80,783
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	61,782
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	20,541
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	29,000	27,654
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,687
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	25,000	26,446

40

Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	10,000	11,225
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	17,578
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,000
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	28,000	29,186
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	80,000	80,023
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	21,863
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	50,035
		550,476
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	15,000	15,191
Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	65,000	64,572
T-Mobile USA, Inc. Senior Sec. Notes 2.70% due 03/15/2032*	35,000	35,263
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	35,000	37,096
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,617
		154,548
Chemicals-Diversified — 0.0%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	35,000	37,015
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,252
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	10,000	10,046
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	35,000	36,487
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	40,000	41,800
		88,333
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	95,000	96,662
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	10,325
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	30,000	29,134
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	15,000	15,929
		152,050
Computers — 0.2%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	45,000	44,090
Apple, Inc. Senior Notes 2.20% due 09/11/2029	45,000	46,103
Apple, Inc. Senior Notes 2.65% due 02/08/2051	25,000	24,677
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	11,196
Apple, Inc. Senior Notes 3.85% due 05/04/2043	5,000	5,906
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	6,325
		138,297
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,166
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	25,560
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,109
		66,835
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	110,000	114,813
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	48,600

41

Data Processing/Management — 0.0%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	35,000	35,964
Diagnostic Equipment — 0.0%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	5,000	5,213
Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	70,000	73,500
Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	55,000	56,501
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	20,000	20,120
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	47,430
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	125,000	131,550
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	32,578
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	80,000	96,453
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	35,000	43,742
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	35,000	34,914
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	35,000	35,000
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	15,904
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	190,000	198,424
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	50,000	54,091
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	27,676
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	25,000	28,579
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,398
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	50,000	49,287
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	75,000	75,624
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	5,000	5,037
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	55,000	55,621
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	21,082
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	65,000	70,759
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	10,000	11,465
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	45,000	45,365
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	15,210
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	45,000	46,639
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	10,000	10,385
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	65,000	68,047
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	85,000	88,378
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	110,000	117,925
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	35,000	38,284
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	69,290
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	66,334
Morgan Stanley Senior Notes 1.93% due 04/28/2032	55,000	52,615
Morgan Stanley Senior Notes 2.24% due 07/21/2032	30,000	29,377
Morgan Stanley Senior Notes 2.51% due 10/20/2032	5,000	5,001

42

Morgan Stanley Senior Notes 2.70% due 01/22/2031	25,000	25,603
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	21,198
Morgan Stanley Senior Notes 3.59% due 07/22/2028	15,000	16,182
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,263
		1,858,331
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	115,780
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	22,220
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,860
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,318
Sempra Energy Senior Notes 3.40% due 02/01/2028	25,000	26,632
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,998
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,581
		96,609
Electric-Integrated — 1.0%
AES Corp. Senior Notes 3.30% due 07/15/2025*	20,000	20,708
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	26,588
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	10,000	11,728
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,359
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	20,000	20,066
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	10,000	10,277
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	30,000	30,069
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	25,000	24,412
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	11,180
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	30,000	36,113
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	19,785
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,977
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	10,000	10,259
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	30,000	30,736
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	48,095
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,837
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	20,000	19,275
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	58,800
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	25,000	28,541
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	26,155
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	20,292
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,267
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	65,000	61,950
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	55,000	60,090
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,780

43

PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,936
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	35,000	37,000
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	21,640
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,516
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	11,063
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,628
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,242
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	26,460
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	115,000	114,038
		884,862
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	30,000	30,662
Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	5,000	5,037
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	35,000	34,996
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	75,000	78,715
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	16,877
Intel Corp. Senior Notes 2.45% due 11/15/2029	15,000	15,532
Intel Corp. Senior Bonds 3.05% due 08/12/2051	10,000	10,270
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,019

Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	40,000	40,601
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	30,000	30,601
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	45,000	45,963
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	25,000	28,170
		311,781
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	40,000	39,903
Oracle Corp. Senior Notes 2.88% due 03/25/2031	35,000	35,262
Oracle Corp. Senior Notes 3.85% due 04/01/2060	55,000	54,531
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,630
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	20,833
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	20,932
		187,091
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	29,000	31,248
Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	115,000	114,481
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	36,837
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,582
		166,900
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	135,000	140,357
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,643

44

Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,756
Kellogg Co. Senior Notes 3.40% due 11/15/2027	35,000	37,732
		55,131
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	65,000	63,872
Service Corp. International Senior Notes 5.13% due 06/01/2029	51,000	54,698
		118,570
Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	26,853
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	50,000	53,943
		80,796
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	80,000	82,400
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	53,000
		135,400
Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	24,789
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	25,000	25,322
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	20,000	21,176
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,156
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,500
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,951
		101,105
Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	35,000	34,573
Brighthouse Financial, Inc. Senior Notes 3.85% due 12/22/2051	15,000	14,903
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	40,000	47,774
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	54,129
Unum Group Senior Notes 4.13% due 06/15/2051	5,000	5,093
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,678
		183,150
Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,316
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	17,134
		32,450
Insurance-Property/Casualty — 0.0%
Chubb INA Holdings, Inc. Company Guar. Notes 3.05% due 12/15/2061	40,000	41,002
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	50,000	50,381
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	75,000	72,936
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	25,000	25,384
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	15,000	15,174
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	50,000	53,739
		68,913
Medical Products — 0.1%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	115,000	116,314

45

Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,017
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	57,570
		59,587
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	21,404
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	10,000	12,281
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	65,000	64,670
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	50,000	48,713
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	25,000	23,747
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	20,000	21,921
Merck & Co., Inc. Senior Notes 1.90% due 12/10/2028	5,000	5,025
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	20,000	20,072
Merck & Co., Inc. Senior Bonds 2.75% due 12/10/2051	5,000	4,973
		222,806
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	5,000	6,621
Centene Corp. Senior Notes 3.38% due 02/15/2030	25,000	25,505
Centene Corp. Senior Notes 4.63% due 12/15/2029	75,000	80,884
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	14,522
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	25,000	25,452
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	11,117
		164,101
Medical-Hospitals — 0.1%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,322
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	5,000	4,928
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	20,000	21,137
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	25,000	29,212
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,125
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	25,000	25,830
Sutter Health Notes 3.36% due 08/15/2050	15,000	15,777
		117,331
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	66,056
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	10,000	10,242
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	84,000	84,750
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	10,000	10,243
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	10,000	10,400
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	10,000	10,275
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	40,000	42,150
		168,060
Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,700
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	32,431
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	11,776

46

Hess Corp. Senior Notes 7.13% due 03/15/2033	9,000	12,039
Hess Corp. Senior Notes 7.30% due 08/15/2031	25,000	33,320
		122,266
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,455
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,074
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	15,479
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,162
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	29,637
		97,807
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	27,284
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,769
Pharmacy Services — 0.1%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	64,124
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	10,000	11,511
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	26,076
		101,711
Pipelines — 0.3%
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	80,000	99,786
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,993
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,357
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,662
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	30,750
MPLX LP Senior Notes 1.75% due 03/01/2026	10,000	9,905
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,140
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,254
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	33,150
		223,997
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	14,685
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,788
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,544
EPR Properties Senior Notes 3.60% due 11/15/2031	15,000	14,857
EPR Properties Senior Notes 3.75% due 08/15/2029	15,000	15,152
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	40,000	43,193
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	14,737
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	15,000	15,081
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	42,680
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,704
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,546
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	5,000	5,195

47

Realty Income Corp. Senior Notes 3.40% due 01/15/2028	5,000	5,396
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,046
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	50,242
		321,846
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	20,000	20,300
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,035
		62,335
Retail-Apparel/Shoe — 0.1%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	39,000	38,575
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	54,000	53,257
		91,832
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,668
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	32,613
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	49,951
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	30,000	30,564
		80,515
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	25,000	25,737
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	20,000	22,152
		47,889
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,041
Howard University Notes 2.80% due 10/01/2030	5,000	5,128
Howard University Notes 2.90% due 10/01/2031	40,000	41,737
		51,906
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	39,503
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	59,000	59,451
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	40,000	41,579
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	2,000	2,028
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	25,000	26,132
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,784
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	15,000	14,842
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	70,000	74,140
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	10,000	10,498
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,664
		285,621
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	25,000	23,386
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	40,000	39,010
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	25,000	25,761
		88,157
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	118,844

48

Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	35,000	35,716
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	40,000	39,733
		75,449
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	30,000	30,920
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	25,000	26,842
		57,762
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	11,844
Total U.S. Corporate Bonds & Notes (cost $10,475,339)		10,664,270
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	25,000	33,957
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	54,051
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,207
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	27,125
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	17,000	19,062
Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	50,000	50,625
Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	150,000	153,121

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027	10,000	9,832
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	35,000	33,102
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	10,000	9,951
		52,885
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	51,900
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	50,000	47,000
		98,900
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	31,051
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	23,150
		54,201
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	45,000	48,600
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	27,675
		76,275
Oil Companies-Exploration & Production — 0.1%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,075
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	9,913
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	29,400
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	53,556
		107,944
Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	30,000	29,166
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	10,000	10,066

49

Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	20,000	22,275
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	10,000	11,489
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	200,000	198,114
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	10,000	10,037
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	10,000	10,201
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	16,020
		307,368
Paper & Related Products — 0.0%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	30,000	29,025
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	85,000	86,085
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	50,000	53,719
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	8,000	9,043
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	11,985
		74,747
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	29,465
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	20,000	20,383
Total Foreign Corporate Bonds & Notes (cost $1,252,771)		1,281,426
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,714
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,524
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	45,000	53,481
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,105
County of Riverside, CA Revenue Bonds 2.86% due 02/15/2026	70,000	73,312
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	70,000	74,360
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	65,000	64,683
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	30,000	35,944
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	80,000	109,514
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	19,000	28,926
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	80,000	87,339
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	85,000	106,814
State of California General Obligation Bonds 7.30% due 10/01/2039	15,000	23,532
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	33,091	34,359
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,383
Total Municipal Bonds & Notes (cost $663,977)		737,990
U.S. GOVERNMENT AGENCIES — 16.3%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	1,843	1,917
2.50% due 04/01/2028	6,187	6,440

50

3.00% due 08/01/2027	1,909	1,999
3.50% due 03/01/2042	3,155	3,409
3.50% due 08/01/2042	12,223	13,210
3.50% due 09/01/2043	10,489	11,318
4.00% due 10/01/2043	12,268	13,478
4.50% due 01/01/2039	424	469
5.00% due 05/01/2034	6,957	7,801
5.50% due 07/01/2034	2,883	3,234
5.50% due 05/01/2037	984	1,126
6.00% due 08/01/2026	4,730	5,202
6.50% due 05/01/2029	491	549
7.50% due 08/01/2023	8	8
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	455	472
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(2)(5)(6)	174,688	8,249
Series K064, Class X1 0.60% due 03/25/2027(2)(5)(6)	300,891	8,527
Series K122, Class X1 0.88% due 11/25/2030(2)(5)(6)	99,852	6,738
Series K121, Class X1 1.03% due 10/25/2030(2)(5)(6)	111,790	8,544
Series K114, Class X1 1.12% due 06/25/2030(2)(5)(6)	204,552	17,011
Series K104, Class X1 1.13% due 01/25/2030(2)(5)(6)	169,518	13,327
Series K111, Class X1 1.57% due 05/25/2030(2)(5)(6)	99,714	11,379
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(2)	68,000	74,012
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	13,678	14,792
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA3, Class M1 0.85% (1 ML+0.75%) due 09/25/2048*(3)	177	177
Series 2018-HRP1, Class M2 1.75% (1 ML+1.65%) due 04/25/2043*(3)	11,026	11,030
Series 2019-HQA3, Class M2 1.95% (1 ML + 1.85%) due 09/25/2049*(3)	24,823	24,885
Series 2019-DNA3, Class M2 2.15% (1 ML + 2.05%) due 07/25/2049*(3)	32,532	32,753
Series 2019-HQA1, Class M2 2.45% (1 ML + 2.35%) due 02/25/2049*(3)	54,294	54,739
Series 2019-DNA2, Class M2 2.55% (1 ML+2.45%) due 03/25/2049*(3)	39,015	39,412
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(3)	15,382	15,502
Series 3964, Class MD 2.00% due 01/15/2041(3)	743	751
Series 4961, Class JB 2.50% due 12/15/2042(3)	30,640	31,554
Series 3883, Class PB 3.00% due 05/15/2041(3)	10,149	10,619
Series 1577, Class PK 6.50% due 09/15/2023(3)	265	274
Series 1226, Class Z 7.75% due 03/15/2022(3)	1	1
		454,908
Federal National Mtg. Assoc. — 1.2%
2.50% due 02/01/2043	31,400	32,369
2.50% due 03/01/2043	69,910	72,076
2.64% due 03/01/2027	25,922	27,134
2.78% due 03/01/2027	58,740	61,903
2.97% due 06/01/2027	100,746	107,260
3.00% due 12/01/2027	5,747	6,031
3.00% due 01/01/2028	4,680	4,911
4.50% due 01/01/2039	1,159	1,281
4.50% due 06/01/2039	11,276	12,086
4.50% due 09/01/2039	2,667	2,948
4.50% due 05/01/2041	2,748	2,971
5.00% due 05/01/2035	952	1,076
5.00% due 07/01/2040	19,411	21,745
5.50% due 12/01/2029	810	889
5.50% due 06/01/2035	61,315	69,503
5.50% due 06/01/2036	29,691	33,521
5.50% due 08/01/2037	6,715	7,663
5.50% due 06/01/2038	3,732	4,276
6.00% due 12/01/2033	3,736	4,288
6.00% due 05/01/2034	3,064	3,532

51

6.00% due 08/01/2034	560	647
6.00% due 11/01/2038	731	848
7.00% due 06/01/2037	6,404	7,571
Federal National Mtg. Assoc. Series 415, Class A3 STRIPS 3.00% due 11/25/2042(3)	18,887	19,732
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.20% (1 ML +2.10%) due 06/25/2039*(3)	3,579	3,581
Series 2019-R03, Class 1M2 2.25% (1 ML+2.15%) due 09/25/2031*(3)	5,863	5,886
Series 2019-HRP1, Class M2 2.25% (1 ML+2.15%) due 11/25/2039*(3)	15,418	15,418
Series 2017-C01, Class 1M2 3.65% (1 ML+3.55%) due 07/25/2029(3)	20,105	20,587
Series 2016-C07, Class 2M2 4.45% (1 ML+4.35%) due 05/25/2029(3)	32,098	33,323
Federal National Mtg. Assoc. FRS
1.85% (12 ML+1.57%) due 05/01/2037	741	775
2.07% (12 ML+1.82%) due 10/01/2040	706	741
Federal National Mtg. Assoc., REMIC VRS Series 2019-M21, Class X3 1.20% due 06/25/2034(2)(5)(6)	362,113	39,724
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(3)	21,020	21,209
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	29,792	30,043
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	14,376	14,499
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	1,435	1,449
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	7,033	7,133
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	12,414	12,598
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	11,261	11,466
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	15,497	16,011
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	57,302	59,009
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	17,853	18,389
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	8,756	9,239
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	8,023	8,192
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	25,412	26,369
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	35,376	36,597
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	9,271	9,797
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	14,497	14,945
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	3,579	3,606
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	11,661	11,988
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	20,506	21,533
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	20,678	21,796
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	24,516	26,225
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	16,133	16,449
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	13,923	14,218
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	10,690	11,049
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	19,234	19,996
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	22,648	23,918
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	18,633	19,516
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	14,258	14,679
		1,128,214
Government National Mtg. Assoc. — 3.8%
2.00% due January 30 TBA	650,000	656,195
2.50% due January 30 TBA	350,000	358,627
3.00% due January 30 TBA	925,000	957,411
3.50% due January 30 TBA	1,200,000	1,249,781
4.00% due 07/15/2041	10,267	11,279
4.00% due 08/15/2041	3,472	3,821
4.00% due 10/15/2041	4,481	4,858
4.00% due January 30 TBA	75,000	78,990
4.50% due 06/15/2041	39,512	44,256
6.00% due 11/15/2028	7,228	8,016
7.00% due 07/15/2033	3,072	3,462
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(3)	17,896	17,991
Series 2015-151, Class BA 1.70% due 10/20/2045(3)	9,239	9,322
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	14,552	14,759
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	242	266
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	2,372	2,666
		3,421,700

52

Uniform Mtg. Backed Securities — 10.8%
1.50% due January 15 TBA		425,000	426,328
2.00% due January 15 TBA		450,000	460,969
2.00% due January 30 TBA		3,255,000	3,246,608
2.00% due February 30 TBA		1,575,000	1,567,809
2.50% due January 30 TBA		1,600,000	1,633,188
3.00% due January 30 TBA		1,050,000	1,088,268
3.50% due January 30 TBA		600,000	631,828
4.00% due January 30 TBA		625,000	664,941
			9,719,939
Total U.S. Government Agencies (cost $14,652,801)			14,724,761

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 6.7%
0.13% due 02/15/2051 TIPS(9)		26,552	31,466
0.88% due 02/15/2047 TIPS(9)		148,915	201,230
1.00% due 02/15/2048 TIPS(9)		28,033	39,331
1.25% due 05/15/2050		206,000	175,776
1.75% due 08/15/2041		580,000	564,141
1.88% due 02/15/2051		250,000	248,476
2.00% due 11/15/2041		305,000	309,480
2.25% due 08/15/2046		50,000	53,076
2.25% due 08/15/2049		95,000	102,114
2.38% due 11/15/2049		185,000	204,100
2.50% due 02/15/2045		5,000	5,519
2.88% due 08/15/2045		370,000	436,022
3.13% due 02/15/2043		380,000	459,503
3.13% due 08/15/2044		600,000	731,156
3.38% due 05/15/2044(10)		1,370,000	1,730,642
3.63% due 08/15/2043		160,000	208,231
3.63% due 02/15/2044		291,000	379,960
3.75% due 11/15/2043		140,000	185,752
			6,065,975
United States Treasury Notes — 5.5%
0.38% due 01/15/2027 TIPS(9)		91,577	100,747
0.63% due 12/31/2027		645,000	617,663
0.63% due 05/15/2030		1,510,000	1,413,325
0.63% due 08/15/2030		795,000	742,207
0.75% due 07/15/2028 TIPS(9)		22,032	25,238
2.75% due 08/31/2025		870,000	920,739
2.75% due 02/15/2028		1,045,000	1,130,314
			4,950,233
Total U.S. Government Treasuries (cost $10,858,784)			11,016,208

FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Sovereign — 2.8%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	105,117
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	157,502
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	786,000	135,346
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	125,000	148,377
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	65,000	65,843
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	25,389
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	28,552
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	53,909
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	110,579
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	120,178
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	108,673
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	102,332
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	201,500
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	117,807
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	109,784
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	116,326
Republic of Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	112,958
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	113,050
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,545,000	119,339
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	137,325
United Mexican States Senior Bonds 4.75% due 03/08/2044		92,000	100,166
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,109,700	252,257
Total Foreign Government Obligations (cost $2,755,066)			2,542,309

53

OPTIONS - PURCHASED†(11) — 0.1%
Over the Counter Call Options on Currency Contracts (cost $189,257)	36,811,942	42,948

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(1)	4	24
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	55
Total Escrows And Litigation Trusts (cost $0)		79
Total Long-Term Investment Securities (cost $92,102,219)		100,678,088

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(12) (cost $1,477,748)	1,477,748	1,477,748
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(13)	85,000	85,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	50,000	50,000
BNP Paribas SA Joint Repurchase Agreement(13)	45,000	45,000
Deutsche Bank AG Joint Repurchase Agreement(13)	65,000	65,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	65,000	65,000
Total Repurchase Agreements (cost $310,000)		310,000
TOTAL INVESTMENTS (cost $93,889,967)	113.7%	102,465,836
Liabilities in excess of other assets	(13.7)	(12,346,917)
NET ASSETS	100.0%	$90,118,919

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $10,737,795 representing 11.9% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2021.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Interest Only
(7)	Collateralized Loan Obligation
(8)	Denominated in United States dollars unless otherwise indicated.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$6,882	$36,735	$7	$(36,728)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY	7.27	8,050	38,643	24,318	(14,325)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	7,255	36,034	355	(35,679)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JP Morgan Chase Bank	July 2022	CNY	7.28	8,387	39,076	10,451	(28,625)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JP Morgan Chase Bank	July 2022	CNY	7.38	2,422	12,851	2,677	(10,174)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JP Morgan Chase Bank	August 2022	CNY	7.31	3,816	25,918	5,140	(20,778)
						$189,257	$42,948	$(146,309)

CNY — Chinese Yuan

USD — United States Dollar

(12)	The rate shown is the 7-day yield as of December 31, 2021.
(13)	See Note 2 for details of Joint Repurchase Agreements.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
MXN	— Mexican Peso
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

54

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Long	E-Mini Russell 2000 Index	March 2022	$431,828	$448,560	$16,732
4	Short	Euro-BTP	March 2022	677,407	669,483	7,924
4	Short	Euro-Bund	March 2022	790,802	780,419	10,383
2	Short	Euro-BUXL 30 Year Bonds	March 2022	492,242	470,747	21,495
						$56,534

						Unrealized
						(Depreciation)
13	Long	U.S. Treasury 10 Year Notes	March 2022	$1,702,047	$1,696,094	$(5,953)
11	Short	U.S. Treasury 10 Year Ultra Notes	March 2022	1,593,086	1,610,813	(17,727)
2	Long	U.S. Treasury 2 Year Notes	March 2022	436,562	436,344	(218)
13	Short	U.S. Treasury 5 Year Notes	March 2022	1,566,371	1,572,695	(6,324)
11	Short	U.S. Treasury Long Bonds	March 2022	1,750,992	1,764,812	(13,820)
5	Short	U.S. Treasury Ultra Bonds	March 2022	977,294	985,625	(8,331)
						$(52,373)
Net Unrealized Appreciation (Depreciation)						$4,161

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

55

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	345,000	USD	60,621	03/16/2022	$-	$(239)
BNP Paribas SA	MXN	3,680,000	USD	172,269	03/16/2022	-	(5,206)
Deutsche Bank AG	EUR	1,390,000	USD	1,576,364	03/16/2022	-	(8,475)
Goldman Sachs International	RUB	5,680,000	USD	75,434	03/16/2022	546	-
Morgan Stanley & Co., Inc.	EUR	36,000	USD	40,783	03/16/2022	-	(263)
Unrealized Appreciation (Depreciation)						$546	$(14,183)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,870,996	$-	$1,760	$1,872,756
Other Industries	49,173,334	-	-	49,173,334
Asset Backed Securities	-	8,622,007	-	8,622,007
U.S. Corporate Bonds & Notes	-	10,664,270	-	10,664,270
Foreign Corporate Bonds & Notes	-	1,281,426	-	1,281,426
Municipal Bonds & Notes	-	737,990	-	737,990
U.S. Government Agencies	-	14,724,761	-	14,724,761
U.S. Government Treasuries	-	11,016,208	-	11,016,208
Foreign Government Obligations	-	2,542,309	-	2,542,309
Options - Purchased	-	42,948	-	42,948
Escrows and Litigation Trusts	-	55	24	79
Short-Term Investment Securities	1,477,748	-	-	1,477,748
Repurchase Agreement	-	310,000	-	310,000
Total Investments at Value	$52,522,078	$49,941,974	$1,784	$102,465,836

Other Financial Instruments:†
Futures Contracts	$56,534	$-	$-	$56,534
Forward Foreign Currency Contracts	-	546	-	546
Total Other Financial Instruments	$56,534	$546	$-	$57,080

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$52,373	$-	$-	$52,373
Forward Foreign Currency Contracts	-	14,183	-	14,183
	$52,373	$14,183	$-	$66,556

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

56

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(12)	Value (Note 1)
COMMON STOCKS — 30.9%
Advertising Services — 0.8%
Trade Desk, Inc., Class A†	4,783	$438,314
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	3,476	446,736
Commercial Services-Finance — 1.9%
Adyen NV†*	121	318,429
Block, Inc., Class A†	4,358	703,860
		1,022,289
Communications Software — 0.8%
Zoom Video Communications, Inc., Class A†	2,494	458,672
Computer Software — 5.9%
Cloudflare, Inc., Class A†	1,437	188,965
Datadog, Inc., Class A†	3,846	685,011
Snowflake, Inc., Class A†	3,324	1,126,005
Twilio, Inc., Class A†	2,887	760,263
ZoomInfo Technologies, Inc.†	7,483	480,409
		3,240,653
E-Commerce/Products — 1.4%
Chewy, Inc., Class A†	3,210	189,293
Farfetch, Ltd., Class A†	7,053	235,782
Wayfair, Inc., Class A†	1,802	342,326
		767,401
E-Commerce/Services — 3.1%
Airbnb, Inc., Class A†	3,482	579,718
Match Group, Inc.†	1,390	183,828
Uber Technologies, Inc.†	22,573	946,486
		1,710,032
Enterprise Software/Service — 2.6%
Coupa Software, Inc.†	2,843	449,336
Veeva Systems, Inc., Class A†	3,234	826,223
Workday, Inc., Class A†	657	179,479
		1,455,038
Entertainment Software — 2.9%
ROBLOX Corp., Class A†	9,141	942,986
Unity Software, Inc.†	4,564	652,606
		1,595,592
Finance-Other Services — 0.3%
Coinbase Global, Inc., Class A†	625	157,731
Internet Application Software — 2.2%
Shopify, Inc., Class A†	860	1,184,555
Internet Content-Entertainment — 3.1%
Pinterest, Inc., Class A†	3,644	132,460
Snap, Inc., Class A†	9,462	444,998
Spotify Technology SA†	1,775	415,403
Twitter, Inc.†	16,938	732,060
		1,724,921
Internet Content-Information/News — 0.9%
IAC/InterActiveCorp†	2,913	380,758
Vimeo, Inc.†	4,730	84,951
		465,709
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	1,242	446,251
Medical-Biomedical/Gene — 0.9%
Royalty Pharma PLC, Class A	12,681	505,338
Retail-Apparel/Shoe — 0.3%
Lululemon Athletica, Inc.†	402	157,363
Retail-Restaurants — 0.8%
Domino's Pizza, Inc.	825	465,572
Semiconductor Equipment — 1.4%
ASML Holding NV	946	753,148
Total Common Stocks (cost $14,919,437)		16,995,315
ASSET BACKED SECURITIES — 16.3%
Diversified Financial Services — 16.3%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(2)	120,000	127,656
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(3)(7)	89,655	88,438
510 Asset Backed Trust VRS Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(3)(4)(7)	86,774	86,110
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	33,860	34,507
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	40,661
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	45,987	46,094
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	33,358	32,970
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(3)(4)	32,791	32,700
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(3)(4)	61,417	60,870
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(3)(4)	6,013	6,034
Angel Oak Mtg. Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(4)	50,000	49,923
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.67% (1 ML+1.58%) due 10/25/2034	11,262	11,763
Atrium XII FRS Series 12A, Class AR 0.96% (3 ML+0.83%) due 04/22/2027*(5)	224,063	224,134
BANK VRS Series 2017-BNK8, Class XA 0.86% due 11/15/2050(2)(4)(6)	981,536	35,883
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(2)(4)(6)	989,537	54,511

57

Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	48,261	49,032
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	31,190	31,294
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	28,706	29,041
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	29,464	29,884
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	30,094	30,493
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	39,264	39,739
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.96% (1 ML+0.85%) due 08/15/2036*(2)	152,000	151,860
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(3)(4)	44,635	42,371
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.50% (1 ML + 1.40%) due 10/15/2029*(3)	6,566	6,566
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.64% due 01/15/2051(2)(4)(6)	205,857	5,059
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(2)(4)(6)	354,808	8,544
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.80% due 01/15/2052(2)(4)(6)	962,800	34,578
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(2)(4)(6)	337,420	23,243
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.63% due 01/15/2054(2)(4)(6)	163,680	18,749
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(2)(4)(6)	99,818	10,521
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.23% (3ML + 1.10%) due 04/20/2034*(5)	250,000	249,134
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(4)	24,430	24,658
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.50% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	19,477	19,428
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(3)(4)	47,169	46,610
COLT Mtg. Loan Trust VRS Series 2021-HX1, Class A1 1.11% due 10/25/2066*(3)(4)	95,688	94,381
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(2)	125,105	130,674
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	65,000	68,597
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(2)	140,000	143,510
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(2)	141,614	147,129
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(2)	150,000	157,292
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(2)	195,000	202,157
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	22,463	15,965
Credit Suisse Mtg. Capital Certs. VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(3)(4)	78,587	77,976
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(2)(4)(6)	1,097,931	22,147
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(2)	80,673	83,146
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(4)	30,278	31,205
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(2)(4)(6)	100,799	9,426
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(2)	125,000	130,132
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(2)	73,010	75,194
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,750	49,959

58

Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	49,125	51,704
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,200	59,487
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,585
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	85,000	86,379
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,511
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.19% due 05/25/2035(3)(4)	34,477	35,011
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	82,100	81,579
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(2)	125,000	126,200
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(2)	30,445	33,904
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.79% due 02/13/2053(2)(4)(6)	997,585	44,236
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(2)	97,000	101,474
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(2)(4)(6)	1,187,320	24,873
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(2)	140,000	146,484
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(2)	100,000	99,995
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.32% due 04/25/2036(3)(4)	3,948	3,088
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/2047(3)(4)	11,914	9,140
Home Re, Ltd. FRS Series 2018-1, Class M1 1.70% (1 ML + 1.60%) due 10/25/2028*(3)	17,756	17,756
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.37% (1 ML+0.54%) due 05/25/2035(3)	26,600	26,201
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(2)	25,000	25,452
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(2)	68,000	71,065
KKR CLO, Ltd. FRS Series 22A, Class A 1.28% (3 ML+0.00%) due 07/20/2031*(5)	250,000	250,548
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(3)(7)	71,822	71,934
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(3)(7)	81,079	81,310
LSTAR Securities Investment Trust FRS Series 2019-3, Class A1 2.60% (1 ML+1.50%) due 04/01/2024*(3)	52,596	52,336
LSTAR Securities Investment Trust Series 2021-1, Class A 1.90% (1 ML+1.80%) due 02/01/2026*(3)	53,846	54,000
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.60% (1 ML + 1.50%) due 05/01/2024*(3)	50,714	50,043
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	249,937
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.45% due 12/25/2034(3)(4)	7,482	7,790
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.83% due 02/25/2035(3)(4)	6,929	7,028
MFRA Trust VRS Series 2021-NQM2, Class A1 1.03% due 11/25/2064*(3)(4)	82,117	81,339
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(3)(4)	59,613	59,268
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.11% due 12/15/2047(2)(4)(6)	220,267	5,003
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.50% due 06/15/2050(2)(4)(6)	105,352	5,478

59

Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	21,397	12,154
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.28%) due 10/25/2035(3)	34,816	34,955
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(3)(4)	42,980	45,238
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.85% (1 ML + 0.75%) due 01/25/2048*(3)	48,007	48,025
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.60% (1 ML+1.50%) due 06/25/2057*(3)	34,732	35,148
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(3)(4)	26,642	26,725
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(3)(4)	48,332	49,583
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(4)	37,728	39,390
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(4)	35,848	37,811
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(4)	63,699	67,129
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(4)	64,939	68,337
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(4)	50,994	53,446
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(4)	35,308	37,022
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(4)	57,869	60,598
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(3)(4)	90,860	89,552
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(4)	8,992	9,103
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.50% (1 ML + 1.40%) due 07/25/2029*(3)	7,561	7,564
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 0.92% (3 ML+0.80%) due 07/15/2027*(5)	2,210	2,209
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.20% (1 ML+0.10%) due 02/25/2037	29,594	18,951
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.18% (3 ML+1.05%) due 04/30/2027*(5)	47,105	47,090
Pretium Mtg. Credit Partners LLC VRS Series 2021-RN1, Class A1 1.99% due 02/25/2061*(3)(4)(7)	89,886	88,744
PRPM LLC VRS Series 2021-5, Class A1 1.79% due 06/25/2026*(3)(4)(7)	93,523	92,620
PRPM LLC VRS Series 2021-3, Class A1 1.87% due 04/25/2026*(3)(4)(7)	88,403	87,865
PRPM LLC VRS Series 2021-4, Class A1 1.87% due 04/25/2026*(3)(4)(7)	87,917	86,993
PRPM LLC VRS Series 2021-9, Class A1 2.36% due 10/25/2026*(3)(4)	92,809	92,043
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.23% (1 ML+0.13%) due 05/25/2037	69,945	61,401
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(2)	95,000	96,710
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(3)(4)	69,258	68,238
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.19% (3 ML+1.07%) due 04/25/2034*(5)	250,000	249,937
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.35% (1 ML+0.25%) due 11/25/2036	195,827	192,335
Starwood Mtg. Residential Trust VRS Series 2021-3, Class A1 1.13% due 06/25/2056*(3)(4)	82,084	81,060
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(3)(4)	99,884	99,743
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,776
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(3)(7)	100,000	99,634
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	41,574	41,932

60

Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	16,770	16,901
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	53,122	53,777
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(3)(4)	97,644	97,419
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(2)	80,000	81,108
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.25% (3 ML+1.13%) due 04/15/2034*(5)	100,000	99,709
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,922
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(3)(4)	56,608	56,438
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(3)(4)	98,503	98,262
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(7)	79,908	79,430
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(7)	76,281	75,873
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(7)	76,976	76,648
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(2)(4)(6)	571,683	16,343
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(2)	105,000	110,032
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(2)(4)	10,000	10,053
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.54% due 10/25/2036(3)(4)	10,857	10,644
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	84,575	82,622
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,000	49,833
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,072
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	60,000	61,021
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	145,280	152,197
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(2)	55,111	57,947
Total Asset Backed Securities (cost $8,901,504)		8,973,398
U.S. CORPORATE BONDS & NOTES — 19.7%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	10,000	9,738
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	41,750
		51,488
Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,900
Boeing Co. Senior Notes 5.15% due 05/01/2030	40,000	46,647
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	26,012
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	55,000	55,009
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	5,000	5,044
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,079
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	35,000	37,963
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,121
		207,775
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	41,550

61

Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	42,750
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	100,000	103,375
		146,125
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	63,000	66,780
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	8,000	8,011
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	18,270
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	52,250
		145,311
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	20,000	20,480
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	20,000	19,578
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	85,000	83,675
		123,733
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,150
Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	115,000	113,654
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	135,000	141,913
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,033
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	13,569
		311,169
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	43,726
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	18,618
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	20,000	26,236
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	13,000	13,723
		102,303
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	22,030
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	35,000	37,118
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	35,000	36,818
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,560
		108,526
Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	51,000	54,698
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,715
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	75,000	76,509
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,300
		206,222
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	44,000	50,029
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	85,000	86,971
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	65,000	61,776

62

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	61,782
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	10,000	11,637
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	15,000	20,541
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	21,000	20,025
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	5,343
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	30,000	31,735
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	30,000	33,674
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,859
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,000
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	30,000	31,271
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	80,000	80,023
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,328
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	56,290
		559,255
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,255
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	60,000	59,605
T-Mobile USA, Inc. Senior Sec. Notes 2.70% due 03/15/2032*	35,000	35,263
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	47,695
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,617
		160,180
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	60,000	63,455
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,252
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	10,000	10,046
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	35,000	36,487
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	40,000	41,800
		88,333
Computer Services — 0.3%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	106,838
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	10,000	10,325
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	30,000	29,134
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,238
		167,535
Computers — 0.2%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	40,000	39,191
Apple, Inc. Senior Notes 2.20% due 09/11/2029	55,000	56,347
Apple, Inc. Senior Notes 2.65% due 02/08/2051	25,000	24,677
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,795
		137,010

63

Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,166
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	30,000	30,672
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,109
		71,947
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	125,000	130,469
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	50,000	54,000
Data Processing/Management — 0.1%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	35,000	35,964
Diagnostic Equipment — 0.0%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	5,000	5,212
Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	75,000	78,750
Diversified Banking Institutions — 3.1%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	25,000	25,682
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	20,000	20,120
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	45,000	47,430
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	30,000	31,572
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	108,509
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	6,234
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	55,000	68,738
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	35,000	34,914
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	35,000	35,000
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	25,000	25,158
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,110
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	140,985
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	50,000	54,091
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	10,000	11,157
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	3,000	3,795
Goldman Sachs Group, Inc. Senior Notes 0.93% due 10/21/2024	30,000	29,874
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,398
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	50,000	49,287
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	100,000	100,832
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	5,000	5,037
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	85,960
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	20,000	21,772
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	14,000	19,891
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	45,000	45,365
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	20,000	20,280
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	35,000	36,275
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	15,578
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,186

64

JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	60,000	62,813
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	60,000	62,384
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	85,000	91,124
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	49,223
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,691
Morgan Stanley Senior Notes 1.59% due 05/04/2027	70,000	69,290
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	66,334
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	47,831
Morgan Stanley Senior Notes 2.24% due 07/21/2032	30,000	29,377
Morgan Stanley Senior Notes 2.51% due 10/20/2032	5,000	5,001
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	31,798
Morgan Stanley Senior Notes 3.59% due 07/22/2028	50,000	53,941
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,684
		1,732,721
E-Commerce/Services — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	117,000	120,949
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	20,000	22,220
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,860
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,318
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	31,959
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,998
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,581
		101,936
Electric-Integrated — 1.7%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	25,885
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	26,588
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	10,000	11,728
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,359
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	20,000	20,066
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,416
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	10,000	10,023
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	20,000	19,529
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,770
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	35,000	42,132
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	19,785
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,977
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,389
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	20,000	20,491
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	42,751

65

FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,837
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,094
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	65,000	63,700
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	34,249
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,386
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	20,000	20,292
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,267
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	4,000	4,512
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	75,000	71,480
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	55,000	60,090
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,780
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,936
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	30,000	31,714
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	21,640
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,516
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,310
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	10,000	11,063
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,628
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,242
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	31,752
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	115,000	114,038
		911,415
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	30,000	30,662
Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	5,000	5,038
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	10,000	9,999
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	55,000	57,724
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	38,000	39,800
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	16,877
Intel Corp. Senior Bonds 3.05% due 08/12/2051	10,000	10,270
Intel Corp. Senior Notes 3.10% due 02/15/2060	10,000	10,038
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	40,000	40,601
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	30,000	30,601
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	55,000	56,177
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	33,804
		310,929
Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	20,000	19,952
Oracle Corp. Senior Notes 2.88% due 03/25/2031	20,000	20,150
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	69,403

66

Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,629
Oracle Corp. Senior Notes 4.00% due 11/15/2047	10,000	10,417
Oracle Corp. Senior Notes 4.10% due 03/25/2061	20,000	20,932
		156,483
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	31,000	33,402
Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	115,000	114,481
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,100
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,582
		172,163
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	166,349
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,643
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,755
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,123
		60,521
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 3.38% due 08/15/2030	55,000	54,046
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	66,495
		120,541
Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	25,000	26,852
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	40,000	43,155
		70,007
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	90,000	92,700
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	50,000	53,000
		145,700
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	30,000	29,747
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,387
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	26,470
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,156
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,500
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,951
		111,464
Insurance-Life/Health — 0.3%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	35,000	34,573
Brighthouse Financial, Inc. Senior Notes 3.85% due 12/22/2051	15,000	14,903
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	40,000	47,774
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	60,000	59,050
Unum Group Senior Notes 4.13% due 06/15/2051	5,000	5,093
Unum Group Senior Notes 4.50% due 12/15/2049	25,000	26,678
		188,071

67

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	20,000	20,421
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	17,134
		37,555
Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 3.05% due 12/15/2061	45,000	46,127
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,534
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	75,000	72,935
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	30,000	30,461
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,232
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	55,000	59,113
		79,345
Medical Products — 0.2%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	115,000	116,314
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,017
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	70,000	67,165
		69,182
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	20,000	21,404
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	10,000	12,281
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	65,000	64,670
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	53,585
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	25,000	23,747
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	27,401
Merck & Co., Inc. Senior Notes 1.90% due 12/10/2028	5,000	5,025
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	20,000	20,072
Merck & Co., Inc. Senior Bonds 2.75% due 12/10/2051	5,000	4,973
		233,158
Medical-HMO — 0.3%
Centene Corp. Senior Notes 3.38% due 02/15/2030	30,000	30,606
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	86,277
Humana, Inc. Senior Notes 2.15% due 02/03/2032	20,000	19,363
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	30,000	30,543
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	5,000	5,558
		172,347
Medical-Hospitals — 0.2%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,322
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	5,000	4,928
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,569
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	40,897
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,125
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	25,000	25,829

68

Sutter Health Notes 3.36% due 08/15/2050	20,000	21,036
		123,706
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	70,000	71,137
Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	10,000	10,242
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	91,000	91,813
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	10,000	10,243
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	10,000	10,400
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	15,000	15,412
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	30,000	31,612
		169,722
Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,700
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	32,432
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	11,776
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,013
Hess Corp. Senior Notes 7.30% due 08/15/2031	30,000	39,984
		120,905
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,455
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	10,000	10,149
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	15,479
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,162
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	30,000	35,564
		108,809
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	27,284
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,769
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	70,000	69,057
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	10,000	11,510
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	26,076
		106,643
Pipelines — 0.4%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	11,333
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	70,000	87,313
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,993
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,357
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,662
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	35,000	35,875
MPLX LP Senior Notes 1.75% due 03/01/2026	5,000	4,952
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,140
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,254

69

Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	33,150
		223,029
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	14,685
American Tower Corp. Senior Notes 1.50% due 01/31/2028	10,000	9,575
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,544
EPR Properties Senior Notes 3.60% due 11/15/2031	15,000	14,857
EPR Properties Senior Notes 3.75% due 08/15/2029	15,000	15,152
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	40,000	43,193
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	14,737
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	15,000	15,081
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	45,000	48,014
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	22,704
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	15,000	17,320
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	5,000	5,195
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	10,000	10,793
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,046
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	60,290
		353,186
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,450
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,035
		72,485
Retail-Apparel/Shoe — 0.2%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	35,000	34,619
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	54,000	53,257
		87,876
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,668
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	32,613
Retail-Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	55,000	54,946
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	30,000	30,564
		85,510
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	15,000	15,442
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	25,000	27,690
		43,132
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	10,000	10,083
Howard University Notes 2.80% due 10/01/2030	5,000	5,128
Howard University Notes 2.90% due 10/01/2031	25,000	26,085
Howard University Notes 3.48% due 10/01/2041	10,000	10,000
		51,296

70

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	40,000	39,503
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	71,000	71,543
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	30,000	31,184
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	2,000	2,028
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	25,000	26,132
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	11,568
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	10,000	9,894
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	37,070
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	6,000	7,048
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	58,318
		294,288
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	20,000	18,708
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	45,000	43,886
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	20,000	20,609
		83,203
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	119,000	118,844
Transport-Rail — 0.1%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	45,921
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	20,000	19,866
		65,787
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,073
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,211
		68,284
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	11,844
Total U.S. Corporate Bonds & Notes (cost $10,618,562)		10,841,036
FOREIGN CORPORATE BONDS & NOTES — 2.1%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	40,748
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	64,861
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,545
		75,406
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,207
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	32,550
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,213

Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	50,000	50,625
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	35,000	33,102
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	5,000	4,845

71

Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	15,000	14,927
		52,874
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	51,900
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	51,700
		103,600
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	30,000	31,051
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	20,000	23,150
		54,201
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	54,000
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	27,675
		81,675
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	15,000	15,075
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	9,913
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	29,400
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	53,556
		107,944

Oil Companies-Integrated — 0.5%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	30,000	29,166
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	10,000	10,066
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	15,000	16,706
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	17,234
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*	200,000	198,114
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	10,000	10,037
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	10,000	10,201
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	16,020
		307,544
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	32,000	30,960
Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	85,000	86,085
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	59,091
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	16,955
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	11,985
		88,031
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	30,000	29,465
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	20,000	20,383
Total Foreign Corporate Bonds & Notes (cost $1,151,072)		1,179,511
MUNICIPAL BONDS & NOTES — 1.6%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,715
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,524
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	45,000	53,481

72

Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,105
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	84,354
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	84,983
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	75,000	74,634
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	41,934
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	130,048
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	24,000	36,539
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000	98,256
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	100,000	125,663
State of California General Obligation Bonds 7.30% due 10/01/2039	20,000	31,376
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	37,002
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,383
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,262

Total Municipal Bonds & Notes (cost $776,946)		864,259
U.S. GOVERNMENT AGENCIES — 31.0%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028	4,301	4,473
2.50% due 04/01/2028	10,606	11,041
3.00% due 08/01/2027	17,173	18,025
3.50% due 03/01/2042	4,930	5,327
3.50% due 08/01/2042	21,390	23,118
3.50% due 09/01/2043	18,879	20,373
4.00% due 09/01/2040	1,013	1,108
4.00% due 10/01/2043	24,536	26,956
4.50% due 01/01/2039	827	915
5.00% due 05/01/2034	11,503	12,853
5.50% due 05/01/2037	3,085	3,529
5.50% due 06/01/2037	1,429	1,637
6.50% due 05/01/2029	737	823
6.50% due 07/01/2035	1,105	1,235
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	828	859
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K124, Class X1 0.81% due 12/25/2030(2)(6)	289,690	16,575
Series K068, Class A2 3.24% due 08/25/2027(2)	79,000	85,984
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.64% due 01/25/2034(2)(4)(6)	199,644	9,427
Series K064, Class X1 0.74% due 03/25/2027(2)(4)(6)	352,607	9,992
Series K122, Class X1 0.97% due 11/25/2030(2)(4)(6)	99,852	6,738
Series K121, Class X1 1.12% due 10/25/2030(2)(4)(6)	123,768	9,459
Series K114, Class X1 1.21% due 06/25/2030(2)(4)(6)	229,497	19,086
Series K104, Class X1 1.25% due 01/25/2030(2)(4)(6)	189,462	14,894
Series K111, Class X1 1.68% due 05/25/2030(2)(4)(6)	99,714	11,379
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(3)	18,237	19,723
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.75% (1 ML+1.65%) due 04/25/2043*(3)	11,026	11,030
Series 2019-HQA3, Class M2 1.95% (1 ML + 1.85%) due 09/25/2049*(3)	39,007	39,105
Series 2019-DNA3, Class M2 2.15% (1 ML + 2.05%) due 07/25/2049*(3)	35,785	36,028
Series 2019-HQA1, Class M2 2.45% (1 ML + 2.35%) due 02/25/2049*(3)	65,153	65,687
Series 2019-DNA2, Class M2 2.55% (1 ML+2.45%) due 03/25/2049*(3)	41,802	42,227
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(3)	17,712	17,851

73

Series 3964, Class MD 2.00% due 01/15/2041(3)	1,437	1,453
Series 4961, Class JB 2.50% due 12/15/2042(3)	34,468	35,496
Series 3883, Class PB 3.00% due 05/15/2041(3)	11,580	12,116
Series 1577, Class PK 6.50% due 09/15/2023(3)	397	411
		596,933
Federal National Mtg. Assoc. — 2.5%
2.50% due 04/01/2028	17,518	18,199
2.50% due 02/01/2043	31,400	32,369
2.50% due 03/01/2043	69,325	71,475
2.66% due 03/01/2027	397,172	416,380
3.00% due 10/01/2027	7,874	8,262
3.00% due 12/01/2027	6,897	7,238
3.00% due 01/01/2028	12,481	13,097
4.00% due 11/01/2025	1,089	1,143
4.50% due 01/01/2039	2,319	2,562
4.50% due 09/01/2039	5,000	5,528
4.50% due 09/01/2040	10,782	11,921
4.50% due 05/01/2041	5,114	5,529
5.00% due 05/01/2035	129	145
5.00% due 07/01/2040	8,412	9,402
5.50% due 06/01/2022	107	108
5.50% due 12/01/2029	1,674	1,837
5.50% due 05/01/2034	8,542	9,445
5.50% due 08/01/2037	13,430	15,326
5.50% due 06/01/2038	2,333	2,672
6.00% due 06/01/2026	4,191	4,607
6.00% due 04/01/2027	26,962	29,627
6.00% due 12/01/2033	10,190	11,694
6.00% due 05/01/2034	6,464	7,452
6.50% due 06/01/2035	12,464	13,751
6.50% due 10/01/2037	882	994
7.00% due 06/01/2037	6,656	7,870
Federal National Mtg. Assoc. FRS
1.85% (12 ML+1.57%) due 05/01/2037	1,315	1,375
2.07% (12 ML+1.82%) due 10/01/2040	1,348	1,414
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.25% (1 ML+2.15%) due 09/25/2031*(3)	5,863	5,886
Series 2019-HRP1, Class M2 2.25% (1 ML+2.15%) due 11/25/2039*(3)	18,501	18,501
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(3)	24,523	24,744
Series 2012-128, Class PD 1.50% due 06/25/2042(3)	34,183	34,470
Series 2013-77, Class BP 1.70% due 06/25/2043(3)	16,677	16,819
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	2,081	2,101
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	7,672	7,781
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	13,966	14,173
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	12,929	13,165
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	18,314	18,922
Series 2019-54, Class KC 2.50% due 09/25/2049(3)	64,044	65,952
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(3)	21,462	22,423
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	20,148	20,753
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	8,756	9,239
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	9,256	9,452
Series 2019-45, Class PT 3.00% due 08/25/2049(3)	28,401	29,471
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	41,619	43,056
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	10,816	11,430
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	16,568	17,080
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	4,043	4,074
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	13,173	13,542
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	23,600	24,781
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	25,273	26,639
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	27,241	29,139
Series 2017-35, Class AH 3.50% due 04/25/2053(3)	18,284	18,642
Series 2017-84, Class KA 3.50% due 04/25/2053(3)	15,912	16,249
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	13,014	13,451

74

Series 2018-70, Class HA 3.50% due 10/25/2056(3)		20,516	21,329
Series 2019-12, Class HA 3.50% due 11/25/2057(3)		25,282	26,699
Series 2019-7, Class CA 3.50% due 11/25/2057(3)		22,626	23,699
Series 2017-49, Class JA 4.00% due 07/25/2053(3)		15,554	16,014
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 2.20% (1 ML +2.10%) due 06/25/2039*(3)		3,936	3,939
Series 2017-C01, Class 1M2 3.65% (1 ML+3.55%) due 07/25/2029(3)		23,455	24,018
Series 2016-C07, Class 2M2 4.45% (1 ML+4.35%) due 05/25/2029(3)		37,525	38,956
			1,398,011
Government National Mtg. Assoc. — 8.4%
2.00% due January 30 TBA		675,000	681,434
2.50% due January 30 TBA		425,000	435,476
3.00% due January 30 TBA		1,050,000	1,086,791
3.50% due January 30 TBA		1,510,000	1,572,641
4.00% due 09/15/2040		5,321	5,757
4.00% due 11/15/2040		25,561	27,888
4.00% due January 30 TBA		650,000	684,582
4.50% due 02/15/2039		1,985	2,218
4.50% due 08/15/2041		38,921	43,509
5.50% due 05/15/2036		4,462	4,909
6.00% due 09/15/2032		4,750	5,489
6.00% due 12/15/2033		15,886	18,435
7.00% due 07/15/2033		3,185	3,590
7.00% due 11/15/2033		4,104	4,681
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(3)		20,491	20,600
Series 2015-151, Class BA 1.70% due 10/20/2045(3)		10,394	10,487
Series 2013-37, Class LG 2.00% due 01/20/2042(3)		16,058	16,285
Series 2005-74, Class HA 7.50% due 09/16/2035(3)		16	17
Series 2005-74, Class HB 7.50% due 09/16/2035(3)		2,421	2,657
			4,627,446
Uniform Mtg. Backed Securities — 19.0%
1.50% due January 15 TBA		450,000	451,406
2.00% due January 30 TBA		3,345,000	3,336,376
2.00% due February 30 TBA		1,650,000	1,642,467
2.00% due January 15 TBA		450,000	460,969
2.50% due January 30 TBA		1,475,000	1,505,595
3.00% due January 30 TBA		1,200,000	1,243,734
3.50% due January 30 TBA		300,000	315,914
4.00% due January 30 TBA		665,000	707,498
4.50% due January 30 TBA		425,000	455,348
5.00% due January 30 TBA		300,000	326,953
			10,446,260
Total U.S. Government Agencies (cost $16,989,581)			17,068,650
U.S. GOVERNMENT TREASURIES — 18.7%
United States Treasury Bonds — 11.2%
0.13% due 02/15/2051TIPS(8)		26,552	31,466
0.88% due 02/15/2047TIPS(8)		154,643	208,970
1.00% due 02/15/2048TIPS(8)		33,640	47,198
1.25% due 05/15/2050		102,000	87,035
1.75% due 08/15/2041		570,000	554,414
1.88% due 02/15/2051		245,000	243,507
2.00% due 11/15/2041		325,000	329,773
2.00% due 08/15/2051		105,000	107,526
2.25% due 08/15/2046		175,000	185,767
2.25% due 08/15/2049		135,000	145,109
2.50% due 02/15/2045(9)		213,000	235,107
2.88% due 08/15/2045		400,000	471,375
3.00% due 11/15/2045		170,000	204,983
3.13% due 02/15/2043		380,000	459,503
3.13% due 08/15/2044		505,000	615,390
3.13% due 05/15/2048		110,000	138,016
3.38% due 05/15/2044(10)		1,675,000	2,115,931
			6,181,070
United States Treasury Notes — 7.5%
0.38% due 01/15/2027TIPS(8)		103,024	113,340
0.63% due 12/31/2027		165,000	158,007
0.63% due 05/15/2030		985,000	921,937
0.63% due 08/15/2030		1,310,000	1,223,008
0.75% due 07/15/2028TIPS(8)		22,032	25,238
1.25% due 08/15/2031		295,000	288,777
1.63% due 05/15/2031		730,000	740,037
2.75% due 02/15/2028		615,000	665,209
			4,135,553
Total U.S. Government Treasuries (cost $10,158,190)			10,316,623
FOREIGN GOVERNMENT OBLIGATIONS — 4.6%
Sovereign — 4.6%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	105,117
Dominican Republic Senior Notes 6.40% due 06/05/2049		150,000	157,501
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	800,000	137,757

75

Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	130,000	154,312
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	100,000	120,539
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	70,000	70,908
Government of Romania Notes 2.75% due 04/14/2041	EUR	25,000	25,389
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	25,000	28,552
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	42,000	53,909
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	110,579
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	120,178
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	108,673
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	102,332
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	201,500
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	117,807
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	109,783
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	113,050
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	112,958
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,755,000	121,716
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	100,000	105,635
United Mexican States Senior Bonds 4.75% due 03/08/2044		90,000	97,988
United Mexican States Bonds 7.75% due 05/29/2031	MXN	5,195,100	256,473
Total Foreign Government Obligations (cost $2,738,096)			2,532,656
OPTIONS - PURCHASED†(11) — 0.0%
Over the Counter Call Options on Currency Contracts (cost $93,188)		18,127,789	20,998
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc†(1)		10	60
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/0/4/2016†		19,000	105
Total Escrows And Litigation Trusts (cost $0)			165
Total Long-Term Investment Securities (cost $66,346,576)			68,792,611
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(13) (cost $634,662)		634,662	634,662
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(14)		$90,000	90,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)		60,000	60,000
BNP Paribas SA Joint Repurchase Agreement(14)		50,000	50,000
Deutsche Bank AG Joint Repurchase Agreement(14)		80,000	80,000
RBS Securities, Inc. Joint Repurchase Agreement(14)		80,000	80,000
Total Repurchase Agreements (cost $360,000)			360,000
TOTAL INVESTMENTS (cost $67,341,238)		126.8%	69,787,273
Liabilities in excess of other assets		(26.8)	(14,749,828)
NET ASSETS		100.0%	$55,037,445

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $10,738,908 representing 19.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation

76

(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Loan Obligation
(6)	Interest Only
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2021.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Options — Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$3,484	$18,598	$3	$(18,595)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	3,535	17,560	173	(17,387)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	Novemer 2022	CNY	7.27	3,922	18,829	11,849	(6,980)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	4,138	19,279	5,156	(14,123)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	1,197	6,351	1,323	(5,028)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	1,851	12,571	2,494	(10,077)
						$93,188	$20,998	$(72,190)

CNY — Chinese Yuan

USD — United States Dollar

(12)	Denominated in United States dollars unless otherwise indicated.
(13)	The rate shown is the 7-day yield as of December 31, 2021.
(14)	See Note 2 for details of Joint Repurchase Agreements.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML —  3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

77

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Short	Euro-BTP	March 2022	$677,407	$669,483	$7,924
4	Short	Euro-Bund	March 2022	790,802	780,419	10,383
2	Short	Euro-BUXL 30 Year Bonds	March 2022	492,242	470,747	21,495
						$39,802

						Unrealized
						(Depreciation)
3	Long	U.S. Treasury 2 Year Notes	March 2022	$654,844	$654,516	$(328)
5	Short	U.S. Treasury 5 Year Notes	March 2022	602,449	604,883	(2,434)
12	Long	U.S. Treasury 10 Year Notes	March 2022	1,571,484	1,565,625	(5,859)
14	Short	U.S. Treasury 10 Year Ultra Notes	March 2022	2,026,531	2,050,125	(23,594)
13	Short	U.S. Treasury Long Bonds	March 2022	2,067,633	2,085,688	(18,055)
5	Short	U.S. Treasury Ultra Bonds	March 2022	977,294	985,625	(8,331)
						$(58,601)
Net Unrealized Appreciation (Depreciation)						$(18,799)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	355,000	USD	62,378	03/16/2022	$—	$(246)
BNP Paribas SA	MXN	3,750,000	USD	175,545	03/16/2022	—	(5,305)
Deutsche Bank AG	EUR	1,375,000	USD	1,559,353	03/16/2022	—	(8,383)
Goldman Sachs International	RUB	5,790,000	USD	76,895	03/16/2022	557	—
Morgan Stanley & Co., Inc.	EUR	36,000	USD	40,783	03/16/2022	—	(264)
Unrealized Appreciation (Depreciation)						$557	$(14,198)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	110	12/15/2051	USD-12 Month-SOFR/Annually	1.56%/Annually	$(684)	$(2,697)

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$16,995,315	$-	$-	$16,995,315
Asset Backed Securities	-	8,973,398	-	8,973,398
U.S. Corporate Bonds & Notes	-	10,841,036	-	10,841,036
Foreign Corporate Bonds & Notes	-	1,179,511	-	1,179,511
Municipal Bond & Notes	-	864,259	-	864,259
U.S. Government Agencies	-	17,068,650	-	17,068,650
U.S. Government Treasuries	-	10,316,623	-	10,316,623
Foreign Government Obligations	-	2,532,656	-	2,532,656
Options - Purchased	-	20,998	-	20,998
Escrows and Litigation Trusts	-	105	60	165
Short-Term Investment Securities	634,662	-	-	634,662
Repurchase Agreements	-	360,000	-	360,000
Total Investments at Value	$17,629,977	$52,157,236	$60	$69,787,273

Other Financial Instruments:†
Futures Contracts	$39,802	$-	$-	$39,802
Forward Foreign Currency Contracts	-	557	-	557
Total Other Financial Instruments	$39,802	$557	$-	$40,359

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$58,601	$-	$-	$58,601
Forward Foreign Currency Contracts	-	14,198	-	14,198
Centrally Cleared Interest Rate Swap Contracts	-	2,697	-	2,697
Total Other Financial Instruments	$58,601	$16,895	$-	$75,496

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

78

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 16.2%
Advertising Services — 0.4%
Trade Desk, Inc., Class A†	1,924	$176,315
Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	1,391	178,771
Commercial Services-Finance — 1.0%
Adyen NV†*	49	128,950
Block, Inc., Class A†	1,753	283,127
		412,077
Communications Software — 0.4%
Zoom Video Communications, Inc., Class A†	1,003	184,462
Computer Software — 3.1%
Cloudflare, Inc., Class A†	578	76,007
Datadog, Inc., Class A†	1,547	275,536
Snowflake, Inc., Class A†	1,337	452,909
Twilio, Inc., Class A†	1,161	305,738
ZoomInfo Technologies, Inc.†	3,010	193,242
		1,303,432
E-Commerce/Products — 0.7%
Chewy, Inc., Class A†	1,285	75,777
Farfetch, Ltd., Class A†	2,837	94,841
Wayfair, Inc., Class A†	725	137,728
		308,346
E-Commerce/Services — 1.6%
Airbnb, Inc., Class A†	1,401	233,252
Match Group, Inc.†	559	73,928
Uber Technologies, Inc.†	9,048	379,383
		686,563
Enterprise Software/Service — 1.4%
Coupa Software, Inc.†	1,138	179,861
Veeva Systems, Inc., Class A†	1,296	331,102
Workday, Inc., Class A†	264	72,119
		583,082
Entertainment Software — 1.5%
ROBLOX Corp., Class A†	3,677	379,319
Unity Software, Inc.†	1,836	262,530
		641,849
Finance-Other Services — 0.2%
Coinbase Global, Inc., Class A†	251	63,345
Internet Application Software — 1.1%
Shopify, Inc., Class A†	346	476,577
Internet Content-Entertainment — 1.6%
Pinterest, Inc., Class A†	1,465	53,253
Snap, Inc., Class A†	3,806	178,996
Spotify Technology SA†	714	167,097
Twitter, Inc.†	6,800	293,896
		693,242
Internet Content-Information/News — 0.5%
IAC/InterActiveCorp†	1,172	153,192
Vimeo, Inc.†	1,902	34,160
		187,352
Medical Instruments — 0.4%
Intuitive Surgical, Inc.†	492	176,776
Medical-Biomedical/Gene — 0.5%
Royalty Pharma PLC, Class A	5,101	203,275
Retail-Apparel/Shoe — 0.2%
Lululemon Athletica, Inc.†	162	63,415
Retail-Restaurants — 0.5%
Domino's Pizza, Inc.	330	186,229
Semiconductor Equipment — 0.7%
ASML Holding NV	380	302,533
Total Common Stocks (cost $5,977,360)		6,827,641

ASSET BACKED SECURITIES — 21.0%
Diversified Financial Services — 21.0%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$120,000	127,656
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(2)(3)	89,655	88,438
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	40,000	40,661
Angel Oak Mtg. Trust VRS Series 2021-5, Class A1 0.95% due 07/25/2066*(2)(4)	68,688	67,719
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	33,358	32,970
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	32,791	32,700
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	57,578	57,066
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(2)(4)	41,989	42,085
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(2)(4)	6,013	6,034
Angel Oak Mtg.Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	50,000	49,923
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.67% (1 ML+1.58%) due 10/25/2034	2,252	2,353
Atrium XII FRS Series 12A, Class AR 0.96% (3 ML+0.83%) due 04/22/2027*(5)	224,063	224,134
BANK VRS Series 2017-BNK8, Class XA 0.86% due 11/15/2050(1)(4)(6)	981,536	35,883
BANK VRS Series 2019-BN20, Class XA 0.96% due 09/15/2062(1)(4)(6)	989,537	54,511
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	48,261	49,032

79

Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	31,190	31,294
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(4)	28,706	29,041
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	29,464	29,884
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(4)	30,094	30,493
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	40,900	41,395
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 0.96% (1 ML+0.85%) due 08/15/2036*(1)	153,000	152,859
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.75% due 02/25/2036(2)(4)	53,045	50,354
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.50% (1 ML + 1.40%) due 10/15/2029*(2)	6,566	6,566
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.64% due 01/15/2051(1)(4)(6)	207,808	5,107
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.66% due 07/15/2051(1)(4)(6)	354,808	8,544
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.80% due 01/15/2052(1)(4)(6)	962,800	34,578
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.39% due 03/15/2062(1)(4)(6)	314,595	21,670
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.63% due 01/15/2054(1)(4)(6)	158,690	18,177
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.92% due 07/15/2053(1)(4)(6)	99,818	10,521
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.23% (3ML + 1.10%) due 04/20/2034*(5)	250,000	249,134
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.66% (1 ML + 2.55%) due 12/15/2037*(1)	100,000	99,779
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	24,430	24,658
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(1)	75,000	78,774
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.50% (1 Yr USTYCR+2.40%) due 03/25/2036(2)	21,506	21,451
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	47,169	46,610
COLT Mtg. Loan Trust VRS Series 2021-3, Class A1 0.96% due 09/27/2066*(2)(4)	96,282	94,755
Columbia Cent CLO, Ltd. FRS Series 2018-27A, Class AR 1.33% (3 ML+1.19%) due 01/25/2035*(5)	250,000	249,937
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	75,000	79,150
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(1)	155,000	158,886
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(1)	141,668	147,185
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(1)	149,000	156,244
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	24,536	17,439
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(1)(4)(6)	1,089,292	21,972
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(1)	76,427	78,769
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(4)	90,632	89,129
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	30,278	31,205
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.83% due 09/15/2053(1)(4)(6)	99,801	9,333
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	125,000	130,132
DBJPM Mtg. Trust Series 2016-C1, Class ASB 3.04% due 05/10/2049(1)	73,010	75,194
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	49,750	49,959

80

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	58,200	59,487
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	35,000	35,585
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	80,000	81,298
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	25,000	25,511
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.19% due 05/25/2035(2)(4)	38,417	39,012
GCAT Trust VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(2)(4)	82,374	81,528
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	160,000	161,536
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	40,000	44,544
GS Mtg. Securities Corp. Trust VRS Series 2018-GS10, Class XA 0.32% due 07/10/2051(1)(4)(6)	1,113,236	23,321
GS Mtg. Securities Corp. Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(1)	140,000	146,484
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	100,000	99,996
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.32% due 04/25/2036(2)(4)	4,737	3,705
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/2047(2)(4)	11,914	9,140
Home Re, Ltd. FRS Series 2018-1, Class M1 1.70% (1 ML + 1.60%) due 10/25/2028*(2)	17,756	17,756
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.37% (1 ML+0.54%) due 05/25/2035(2)	27,866	27,449
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	85,000	89,507
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	25,000	25,452
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(3)	92,405	91,539
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(3)	71,822	71,934
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	81,079	81,310
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.90% (1 ML+1.80%) due 02/01/2026*(2)	53,846	54,000
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.60% (1 ML + 1.50%) due 05/01/2024*(2)	50,714	50,043
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(5)	250,000	249,937
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	100,000	99,909
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.45% due 12/25/2034(2)(4)	7,935	8,263
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.83% due 02/25/2035(2)(4)	6,599	6,693
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	59,613	59,268
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.11% due 12/15/2047(1)(4)(6)	220,267	5,003
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(1)	25,000	26,188
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.50% due 06/15/2050(1)(4)(6)	109,563	5,697
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	19,685	11,181
MortgageIT Trust FRS Series 2005-4, Class A1 0.65% (1 ML+0.28%) due 10/25/2035(2)	36,306	36,450
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A1A 4.00% due 12/25/2057*(2)(4)	42,980	45,238

81

New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.85% (1 ML + 0.75%) due 01/25/2048*(2)	46,352	46,369
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.60% (1 ML+1.50%) due 06/25/2057*(2)	34,959	35,377
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	48,332	49,583
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	36,470	38,077
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	35,880	37,846
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	64,294	67,756
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	66,485	69,964
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	50,994	53,446
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	35,308	37,022
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	57,869	60,598
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	90,860	89,552
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)(4)	4,381	4,435
Oaktown Re III, Ltd. FRS Series 2019-1A, Class M1A 1.50% (1 M + 1.40%) due 07/25/2029*(2)	7,561	7,564
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.20% (1 ML+0.10%) due 02/25/2037	35,760	22,899
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.09% (1 ML+2.00%) due 03/27/2024*(2)	30,929	30,929
PRET LLC Series 2021-RN2, Class A1 1.74% due 07/25/2051*(3)	96,170	95,323
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(3)	89,886	88,744
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(3)	93,523	92,620
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(3)	87,917	86,993
PRPM LLC VRS Series 2021-9, Class A1 2.36% due 10/25/2026*(2)(4)	92,809	92,044
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.23% (1 ML+0.13%) due 05/25/2037	81,177	71,261
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	90,000	91,620
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.19% (3 ML+1.07%) due 04/25/2034*(5)	250,000	249,937
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.35% (1 ML+0.25%) due 11/25/2036	190,932	187,527
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(2)(4)	99,884	99,743
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	25,000	24,776
TICP CLO III-2, Ltd. FRS Series 2018-3R, Class A 0.97% (3 ML+0.84%) due 04/20/2028*(5)	144,133	143,812
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	5,686	5,699
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(4)	39,128	39,466
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(4)	16,770	16,901
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(4)	49,998	50,615
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	97,644	97,419
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(2)(3)	84,078	83,205
Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.25% (3 ML+1.13%) due 04/15/2034*(5)	100,000	99,709

82

Venture 43 CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(5)	100,000	99,922
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	74,511	73,733
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(3)	76,281	75,873
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(3)	76,976	76,648
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(5)	250,000	250,040
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.05% due 09/15/2057(1)(4)(6)	571,683	16,343
Wells Fargo Commercial Mtg. Trust Series 2015-NXS3, Class A4 3.62% due 09/15/2057(1)	60,000	63,961
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	80,000	83,834
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.28% due 05/15/2048(1)(4)	10,000	10,053
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 2.54% due 10/25/2036(2)(4)	11,535	11,309
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	79,600	77,762
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	48,000	49,833
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	30,000	30,072
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	55,000	55,936
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	145,000	151,904
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(1)	130,000	136,182
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(1)	60,000	63,087
Total Asset Backed Securities (cost $8,803,694)		8,860,630
U.S. CORPORATE BONDS & NOTES — 24.6%
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	10,000	9,738
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	40,000	41,750
		51,488
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 5.04% due 05/01/2027	15,000	16,900
Boeing Co. Senior Notes 5.15% due 05/01/2030	35,000	40,816
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	20,000	26,012
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	55,000	55,009
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	5,000	5,044
Raytheon Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,000	2,080
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,539
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	15,000	18,121
		196,521
Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	40,000	41,550
Apparel Manufacturers — 0.3%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	40,000	42,750
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	95,000	98,206
		140,956
Applications Software — 0.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	57,000	60,420
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	8,000	8,011

83

Microsoft Corp. Senior Notes 3.04% due 03/17/2062	17,000	18,270
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	50,000	52,250
		138,951
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	15,000	15,360
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	30,000	29,367
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	80,000	78,753
		123,480
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	40,171
Banks-Super Regional — 0.6%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	110,000	108,712
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	120,000	126,145
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,033
		276,890
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	32,795
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	5,000	6,206
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	45,000	59,030
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	15,000	15,835
		113,866
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	11,000	11,540
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024	15,000	15,907
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	31,000	32,610
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	12,560
		72,617
Building & Construction Products-Misc. — 0.4%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	51,000	54,698
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	35,000	33,715
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	60,000	61,207
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	40,000	41,300
		190,920
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	42,000	47,755
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	80,000	81,855
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	35,000	33,264
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	55,000	61,782
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.13% due 07/01/2049	5,000	5,818
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	27,388
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	16,000	15,257

84

Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	10,687
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	25,000	26,446
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	30,000	33,674
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,719
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	25,000	25,000
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	29,000	30,228
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	75,000	75,022
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	25,000	27,328
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	56,290
		521,758
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	20,000	20,255
Cellular Telecom — 0.3%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	45,000	44,704
T-Mobile USA, Inc. Senior Sec. Notes 2.70% due 03/15/2032*	40,000	40,301
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	45,000	47,695
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	15,000	17,617
		150,317
Chemicals-Diversified — 0.2%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	55,000	58,167
LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	10,000	9,836
		68,003
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	5,000	6,252
Commercial Services-Finance — 0.2%
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	10,000	10,046
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	35,000	36,487
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	35,000	36,575
		83,108
Computer Services — 0.4%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	105,000	106,837
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	5,000	5,163
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	30,000	29,134
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,238
		162,372
Computers — 0.3%
Apple, Inc. Senior Notes 1.40% due 08/05/2028	35,000	34,292
Apple, Inc. Senior Notes 2.20% due 09/11/2029	65,000	66,592
Apple, Inc. Senior Notes 2.65% due 02/08/2051	20,000	19,742
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	16,795
		137,421
Consulting Services — 0.2%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	15,000	15,166
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	25,000	25,560
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	25,000	26,109
		66,835

85

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	115,000	120,031
Containers-Paper/Plastic — 0.1%
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	45,000	48,600
Data Processing/Management — 0.1%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	35,000	35,964
Diagnostic Kits — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	70,000	73,500
Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	35,000	35,955
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	20,000	20,120
Bank of America Corp. FRS Senior Notes 3.31% due 04/22/2042	45,000	47,430
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	121,026
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	90,000	108,509
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	30,000	37,493
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,755
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	30,000	29,926
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	30,000	30,000
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	25,000	25,158
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	37,110
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	135,000	140,985
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	45,000	48,681
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	3,000	3,795
Goldman Sachs Group, Inc. Senior Notes 0.93% due 10/21/2024	30,000	29,874
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	15,000	14,398
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	45,000	44,359
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	70,000	70,583
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	5,000	5,037
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,395
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	63,246
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	32,658
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	10,000	11,465
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	40,000	40,325
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	15,000	15,210
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	5,000	5,182
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	15,000	15,578
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	5,000	5,186
JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	65,000	68,048
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	10,000	10,397
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	65,000	69,683
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	49,223
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,691

86

JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	55,230
Morgan Stanley Senior Notes 1.59% due 05/04/2027	65,000	64,341
Morgan Stanley Senior Notes 1.79% due 02/13/2032	70,000	66,334
Morgan Stanley Senior Notes 1.93% due 04/28/2032	50,000	47,831
Morgan Stanley Senior Notes 2.24% due 07/21/2032	25,000	24,481
Morgan Stanley Senior Notes 2.51% due 10/20/2032	5,000	5,001
Morgan Stanley Senior Notes 2.70% due 01/22/2031	5,000	5,121
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	16,959
Morgan Stanley Senior Notes 3.59% due 07/22/2028	20,000	21,576
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	54,211
		1,679,566
E-Commerce/Services — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	112,000	115,780
Electric-Distribution — 0.2%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	25,000	27,775
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	5,000	5,860
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	20,000	25,318
Sempra Energy Senior Notes 3.40% due 02/01/2028	30,000	31,959
Sempra Energy Senior Notes 3.80% due 02/01/2038	10,000	10,998
Sempra Energy Senior Notes 4.00% due 02/01/2048	5,000	5,581
		107,491
Electric-Integrated — 2.1%
AES Corp. Senior Notes 3.30% due 07/15/2025*	25,000	25,885
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	25,000	26,588
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	15,000	17,592
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	20,000	20,359
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	20,000	20,066
Duke Energy Carolinas LLC 1st Mtg. Notes 2.55% due 04/15/2031	15,000	15,416
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	15,000	15,035
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	30,000	29,294
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	16,770
Duke Energy Progress LLC 1st Mtg. Notes 4.38% due 03/30/2044	25,000	30,094
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	20,000	19,785
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	5,000	4,977
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	15,000	15,389
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	25,000	25,613
Exelon Corp. Senior Notes 3.95% due 06/15/2025	35,000	37,407
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	5,000	4,837
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	25,000	24,094
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	60,000	58,800
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	30,000	34,249

87

IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,386
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	15,000	15,219
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	25,000	26,267
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	70,000	66,715
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	55,000	60,090
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	5,000	5,780
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	5,000	5,936
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	30,000	31,714
Puget Energy, Inc. Senior Sec. Notes 4.10% due 06/15/2030	20,000	21,640
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	15,000	15,516
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	5,000	5,310
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	7,000	7,744
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	5,000	5,628
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,242
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	31,752
Southern Co. Senior Notes 3.70% due 04/30/2030	5,000	5,443
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	110,000	109,080
		897,712
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	25,000	25,551
Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	40,000	39,996
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	65,000	68,220
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	15,000	16,877
Intel Corp. Senior Bonds 3.05% due 08/12/2051	15,000	15,404
Intel Corp. Senior Notes 3.10% due 02/15/2060	5,000	5,019
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	35,000	35,526
Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	25,000	25,501
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	50,000	51,070
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	30,000	33,804
		291,417
Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	35,000	34,915
Oracle Corp. Senior Notes 2.88% due 03/25/2031	20,000	20,150
Oracle Corp. Senior Notes 3.85% due 04/01/2060	70,000	69,403
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,630
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,208
Oracle Corp. Senior Notes 4.10% due 03/25/2061	15,000	15,699
		161,005
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	27,000	29,093
Finance-Credit Card — 0.4%
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	110,000	109,504

88

Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,099
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	15,000	15,582
		167,185
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	160,000	166,349
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,643
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	5,000	6,755
Kellogg Co. Senior Notes 3.40% due 11/15/2027	40,000	43,123
		60,521
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 3.38% due 08/15/2030	50,000	49,133
Service Corp. International Senior Notes 5.13% due 06/01/2029	62,000	66,495
		115,628
Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	30,000	32,223
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	55,000	59,338
		91,561
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	85,000	87,550
Clean Harbors, Inc. Company Guar. Notes 5.13% due 07/15/2029*	45,000	47,700
		135,250
Independent Power Producers — 0.1%
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	25,000	24,789
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	30,000	30,387
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,882
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	26,445
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	12,500
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,951
		106,165
Insurance-Life/Health — 0.4%
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	35,000	34,573
Brighthouse Financial, Inc. Senior Notes 3.85% due 12/22/2051	15,000	14,902
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	40,000	47,774
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	55,000	54,129
Unum Group Senior Notes 4.50% due 12/15/2049	35,000	37,350
		188,728
Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	15,000	15,316
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	15,000	17,134
		32,450
Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 3.05% due 12/15/2061	45,000	46,127
Internet Security — 0.2%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	70,000	70,534
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc. Senior Notes 2.55% due 10/13/2026	75,000	72,936
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	25,000	25,384

89

Medical Instruments — 0.2%
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	20,000	20,232
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	60,000	64,487
		84,719
Medical Products — 0.3%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	110,000	111,257
Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,017
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	60,000	57,570
		59,587
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	15,000	16,053
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	10,000	12,281
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	60,000	59,696
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	55,000	53,585
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	18,997
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	25,000	27,401
Merck & Co., Inc. Senior Notes 1.90% due 12/10/2028	5,000	5,025
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	20,000	20,072
Merck & Co., Inc. Senior Bonds 2.75% due 12/10/2051	5,000	4,973
		218,083
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	13,241
Centene Corp. Senior Notes 3.38% due 02/15/2030	20,000	20,404
Centene Corp. Senior Notes 4.63% due 12/15/2029	80,000	86,277
Humana, Inc. Senior Notes 2.15% due 02/03/2032	15,000	14,522
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	25,000	25,452
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	10,000	11,117
		171,013
Medical-Hospitals — 0.3%
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	5,000	5,321
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	5,000	4,928
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,569
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	35,000	40,897
Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	15,000	15,125
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	20,000	20,664
Sutter Health Notes 3.36% due 08/15/2050	15,000	15,777
		113,281
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.88% due 07/15/2030*	65,000	66,056
Office Automation & Equipment — 0.4%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	10,000	10,242
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	89,000	89,795
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	10,000	10,242
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	10,000	10,400
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	10,000	10,275

90

Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	20,000	21,075
		152,029
Oil Companies-Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.88% due 11/15/2027	30,000	32,700
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	30,000	32,432
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	10,000	11,776
Hess Corp. Senior Notes 7.13% due 03/15/2033	3,000	4,013
Hess Corp. Senior Notes 7.30% due 08/15/2031	30,000	39,984
		120,905
Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	15,000	14,455
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	5,000	5,074
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	15,000	15,479
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	30,000	33,162
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	25,000	29,637
		97,807
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	25,000	27,284
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	10,000	11,769
Pharmacy Services — 0.2%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	65,000	64,124
CVS Health Corp. Senior Notes 4.13% due 04/01/2040	5,000	5,755
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	26,076
		95,955
Pipelines — 0.5%
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	10,000	11,333
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	65,000	81,076
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	5,000	4,993
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	10,000	11,357
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	10,000	12,663
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	30,000	30,750
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	6,140
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	15,000	15,254
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	30,000	33,150
		206,716
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	15,000	14,685
American Tower Corp. Senior Notes 1.50% due 01/31/2028	5,000	4,787
American Tower Corp. Senior Notes 2.40% due 03/15/2025	20,000	20,544
EPR Properties Senior Notes 3.60% due 11/15/2031	10,000	9,905
EPR Properties Senior Notes 3.75% due 08/15/2029	25,000	25,254
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	35,000	37,793
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	15,000	14,737

91

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	15,000	15,081
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	40,000	42,680
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	28,380
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	10,000	11,546
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	5,000	5,195
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	10,000	10,793
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	40,000	41,046
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	70,339
		352,765
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	30,000	30,450
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	40,000	42,035
		72,485
Retail-Apparel/Shoe — 0.2%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	32,000	31,651
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	48,000	47,340
		78,991
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	10,000	10,668
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	30,000	32,613
Retail-Pawn Shops — 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	50,000	49,951
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	30,000	30,564
		80,515
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 3.35% due 04/01/2023	20,000	20,590
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	20,000	22,152
		42,742
Schools — 0.1%
Howard University Notes 2.65% due 10/01/2028	5,000	5,041
Howard University Notes 2.80% due 10/01/2030	15,000	15,384
Howard University Notes 2.90% due 10/01/2031	10,000	10,434
Howard University Notes 3.48% due 10/01/2041	15,000	15,000
		45,859
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	5,000	4,938
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	137,000	138,047
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	15,000	15,592
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	5,000	5,226
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,784
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	15,000	14,842
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	35,000	37,070
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	52,486
		273,985

92

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	10,000	9,354
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,852
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	35,000	34,133
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	35,000	36,066
		84,405
Transactional Software — 0.3%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	114,000	113,851
Transport-Rail — 0.2%
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	45,000	45,920
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	25,000	24,833
		70,753
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	35,000	36,073
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	30,000	32,211
		68,284
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	10,000	11,844
Total U.S. Corporate Bonds & Notes (cost $10,178,264)		10,417,024
FOREIGN CORPORATE BONDS & NOTES — 2.8%
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	30,000	40,748
Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	59,456
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	10,000	10,545
		70,001
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	5,000	6,207
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	32,550
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	10,000	11,213
Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	50,000	50,625
Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	30,000	28,374
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	5,000	4,845
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	20,000	19,902
		53,121
Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	50,000	51,900
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	55,000	51,700
		103,600
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	25,000	25,875
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	25,000	28,938
		54,813
Networking Products — 0.2%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	50,000	54,000
Nokia Oyj Senior Notes 6.63% due 05/15/2039	20,000	27,675
		81,675
Oil Companies-Exploration & Production — 0.2%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	10,000	10,050

93

Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	10,000	9,913
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	30,000	29,400
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	50,000	53,556
		102,919
Oil Companies-Integrated — 0.3%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	30,000	29,166
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	20,000	20,131
Equinor ASA Company Guar. Notes 3.63% due 04/06/2040	10,000	11,138
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	15,000	17,234
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041	10,000	10,037
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051	10,000	10,201
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	15,000	16,020
		113,927
Paper & Related Products — 0.1%
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	30,000	29,025
Pipelines — 0.5%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	200,000	196,024
Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	80,000	81,021
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	55,000	59,091
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	15,000	16,955
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*	10,000	11,985
		88,031
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	35,000	34,376
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	20,000	20,384
Total Foreign Corporate Bonds & Notes (cost $1,141,093)		1,170,260
MUNICIPAL BONDS & NOTES — 1.9%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	5,000	5,715
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	18,524
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	40,000	47,539
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	10,000	11,105
County of Riverside, CA Revenue Bonds 2.96% due 02/15/2027	80,000	84,354
County of Riverside, CA Revenue Bonds 3.07% due 02/15/2028	80,000	84,983
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	70,000	69,659
Metropolitan Transportation Authority Revenue Bonds 4.75% due 11/15/2045	35,000	41,934
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	95,000	130,048
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	19,000	28,926
New York Transportation Development Corp. Revenue Bonds 4.25% due 09/01/2035	90,000	98,256

94

Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	95,000	119,380
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	35,636	37,002
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,383
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	20,262
Total Municipal Bonds & Notes (cost $724,766)		808,070
U.S. GOVERNMENT AGENCIES — 38.7%
Federal Home Loan Mtg. Corp. — 1.3%
2.50% due 01/01/2028	2,458	2,556
2.50% due 04/01/2028	5,303	5,520
3.00% due 08/01/2027	2,386	2,498
3.00% due 10/01/2042	10,065	10,729
3.00% due 11/01/2042	2,938	3,105
3.00% due 02/01/2043	12,550	13,261
3.00% due 08/01/2043	30,618	32,536
3.50% due 02/01/2042	1,680	1,815
3.50% due 03/01/2042	1,972	2,131
3.50% due 09/01/2043	10,489	11,318
4.00% due 03/01/2023	0	1
4.00% due 10/01/2043	4,718	5,184
4.50% due 01/01/2039	374	414
5.00% due 05/01/2034	2,692	2,964
5.50% due 07/01/2034	3,363	3,773
5.50% due 07/01/2035	2,936	3,350
5.50% due 04/01/2037	1,072	1,227
5.50% due 05/01/2037	1,085	1,241
5.50% due 08/01/2037	5,650	6,473
6.50% due 05/01/2029	985	1,100
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	393	408
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.64% due 01/25/2034(1)(4)(6)	204,635	9,663
Series K064, Class X1 0.74% due 03/25/2027(1)(4)(6)	357,308	10,125
Series K124, Class X1 0.81% due 12/25/2030(1)(4)(6)	270,710	15,489
Series K122, Class X1 0.97% due 11/25/2030(1)(4)(6)	99,852	6,739
Series K121, Class X1 1.12% due 10/25/2030(1)(4)(6)	118,777	9,078
Series K114, Class X1 1.21% due 06/25/2030(1)(4)(6)	214,530	17,841
Series K104, Class X1 1.25% due 01/25/2030(1)(4)(6)	184,476	14,503
Series K111, Class X1 1.68% due 05/25/2030(1)(4)(6)	99,714	11,379
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(1)	82,000	89,249
Federal Home Loan Mtg. Corp. SCRT Series 2019-3, Class MV 3.50% due 10/25/2058(2)	18,237	19,723
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.75% (1 ML+1.65%) due 04/25/2043*(2)	11,026	11,030
Series 2019-HQA3, Class M2 1.95% (1 ML + 1.85%) due 09/25/2049*(2)	24,823	24,885
Series 2019-DNA3, Class M2 2.15% (1 ML + 2.05%) due 07/25/2049*(2)	35,785	36,028
Series 2019-HQA1, Class M2 2.45% (1 ML + 2.35%) due 02/25/2049*(2)	65,153	65,687
Series 2019-DNA2, Class M2 2.55% (1 ML+2.45%) due 03/25/2049*(2)	41,802	42,227
Federal Home Loan Mtg. Corp., REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(2)	17,013	17,147
Series 3964, Class MD 2.00% due 01/15/2041(2)	198	200
Series 4961, Class JB 2.50% due 12/15/2042(2)	34,468	35,496
Series 3883, Class PB 3.00% due 05/15/2041(2)	11,713	12,256
Series 1577, Class PK 6.50% due 09/15/2023(2)	635	657
Series 1226, Class Z 7.75% due 03/15/2022(2)	2	2
		561,008
Federal National Mtg. Assoc. — 2.8%
Fannie Mae Connecticut Avenue Securities FRS Series 2019-R04, Class 2M2 2.20% (1 ML +2.10%) due 06/25/2039*(2)	3,936	3,939

95

Series 2017-C01, Class 1M2 3.65% (1 ML+3.55%) due 07/25/2029(2)	23,455	24,018
Series 2016-C07, Class 2M2 4.45% (1 ML+4.35%) due 05/25/2029(2)	37,524	38,956
Federal National Mtg. Assoc.
2.50% due 02/01/2043	62,800	64,738
2.50% due 03/01/2043	69,910	72,076
2.66% due 03/01/2027	203,430	213,268
2.78% due 03/01/2027	70,861	74,676
3.00% due 01/01/2028	4,680	4,911
4.50% due 01/01/2039	928	1,025
4.50% due 06/01/2039	11,276	12,086
4.50% due 05/01/2041	2,672	2,888
5.00% due 07/01/2040	8,519	9,591
5.50% due 06/01/2022	5,236	5,258
5.50% due 12/01/2029	540	592
5.50% due 05/01/2034	1,696	1,875
5.50% due 08/01/2037	4,477	5,109
5.50% due 06/01/2038	280	321
6.00% due 06/01/2026	4,191	4,607
6.00% due 03/01/2027	6,403	7,042
6.00% due 12/01/2033	905	1,038
6.00% due 05/01/2034	3,676	4,238
6.00% due 08/01/2034	261	301
6.00% due 06/01/2040	1,746	2,022
6.50% due 11/01/2035	1,622	1,852
6.50% due 10/01/2037	501	565
7.00% due 06/01/2037	6,656	7,870
Federal National Mtg. Assoc. FRS
1.85% (12 ML+1.57%) due 05/01/2037	646	675
2.07% (12 ML+1.82%) due 10/01/2040	642	673
Series 415, Class A3 STRIPS 3.00% due 11/25/2042(2)	21,462	22,423
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 2.25% (1 ML+2.15%) due 09/25/2031*(2)	5,863	5,886
Series 2019-HRP1, Class M2 2.25% (1 ML+2.15%) due 11/25/2039*(2)	18,501	18,501
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	23,356	23,565
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	33,211	33,490
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	16,102	16,239
Series 2011-117, Class MA 2.00% due 08/25/2040(2)	1,435	1,449
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	7,672	7,781
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	13,966	14,173
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	12,929	13,165
Series 2016-11, Class GA 2.50% due 03/25/2046(2)	18,314	18,922
Series 2019-54, Class KC 2.50% due 09/25/2049(2)	60,673	62,480
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	20,403	21,016
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	8,756	9,239
Series 2017-34, Class JK 3.00% due 05/25/2047(2)	9,256	9,452
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	28,401	29,471
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	29,133	30,139
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	10,816	11,430
Series 2017-26, Class CG 3.50% due 07/25/2044(2)	16,568	17,080
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	4,043	4,074
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	13,173	13,542
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	23,600	24,781
Series 2019-7, Class JA 3.50% due 03/25/2049(2)	25,273	26,639
Series 2019-14, Class CA 3.50% due 04/25/2049(2)	29,965	32,053
Series 2017-35, Class AH 3.50% due 04/25/2053(2)	17,208	17,546
Series 2017-84, Class KA 3.50% due 04/25/2053(2)	14,917	15,234
Series 2018-19, Class DC 3.50% due 05/25/2056(2)	13,014	13,450
Series 2018-70, Class HA 3.50% due 10/25/2056(2)	20,516	21,329
Series 2019-12, Class HA 3.50% due 11/25/2057(2)	27,388	28,924
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	22,626	23,699
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	15,554	16,014
		1,169,396
Government National Mtg. Assoc. — 10.3%
2.00% due January 30 TBA	625,000	630,957
2.50% due January 30 TBA	325,000	333,011
3.00% due January 30 TBA	1,000,000	1,035,039
3.50% due January 30 TBA	1,035,000	1,077,936
4.00% due 10/15/2040	12,829	14,145
4.00% due 02/15/2041	6,427	7,068
4.00% due 09/15/2041	5,913	6,386
4.00% due 10/15/2041	3,337	3,561

96

4.00% due January 30 TBA		650,000	684,582
4.50% due 06/15/2041		46,711	52,319
5.00% due 01/15/2033		542	610
5.00% due 01/15/2040		25,387	28,865
5.00% due January 30 TBA		300,000	337,547
5.50% due 04/15/2036		36,233	39,891
6.50% due 07/15/2028		33,877	37,168
6.50% due 08/15/2028		1,823	2,000
6.50% due 09/15/2028		4,026	4,433
6.50% due 11/15/2028		5,592	6,135
7.00% due 01/15/2033		2,470	2,817
7.00% due 05/15/2033		3,725	4,234
7.00% due 11/15/2033		1,604	1,830
8.00% due 02/15/2030		975	1,020
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(2)		34	36
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)		19,672	19,776
Series 2015-151, Class BA 1.70% due 10/20/2045(2)		10,394	10,488
Series 2013-37, Class LG 2.00% due 01/20/2042(2)		16,058	16,286
Series 2005-74, Class HB 7.50% due 09/16/2035(2)		888	974
Series 2005-74, Class HC 7.50% due 09/16/2035(2)		841	945
			4,360,059
Uniform Mtg. Backed Securities — 24.3%
1.50% due January 15 TBA		200,000	200,625
2.00% due January 15 TBA		225,000	230,484
2.00% due January 30 TBA		3,130,000	3,121,931
2.50% due January 30 TBA		1,525,000	1,556,632
3.00% due January 30 TBA		1,125,000	1,166,001
3.50% due January 30 TBA		725,000	763,459
4.00% due January 30 TBA		640,000	680,900
4.50% due January 30 TBA		425,000	455,348
5.50% due January 30 TBA		200,000	219,281
6.00% due January 30 TBA		300,000	330,141
2.00% due February 30 TBA		1,550,000	1,542,923
			10,267,725
Total U.S. Government Agencies (cost $16,274,994)			16,358,188
U.S. GOVERNMENT TREASURIES — 22.2%
United States Treasury Bonds — 14.6%
0.13% due 02/15/2051 TIPS(7)		26,552	31,466
0.88% due 02/15/2047 TIPS(7)		143,188	193,490
1.00% due 02/15/2048 TIPS(7)		33,640	47,198
1.25% due 05/15/2050		93,000	79,355
1.38% due 08/15/2050		20,000	17,603
1.63% due 11/15/2050		70,000	65,524
1.75% due 08/15/2041		545,000	530,098
1.88% due 02/15/2051		285,000	283,263
2.00% due 11/15/2041		305,000	309,480
2.25% due 08/15/2046*		115,000	122,075
2.25% due 08/15/2049		130,000	139,735
2.50% due 02/15/2045(8)		150,000	165,568
2.88% due 08/15/2045		190,000	223,903
3.00% due 05/15/2045(12)		370,000	444,145
3.00% due 11/15/2045		202,000	243,568
3.13% due 02/15/2043		380,000	459,503
3.13% due 08/15/2044		440,000	536,181
3.38% due 05/15/2044		1,185,000	1,496,942
3.63% due 08/15/2043		105,000	136,652
3.63% due 02/15/2044		105,000	137,099
3.75% due 11/15/2043		105,000	139,314
5.00% due 05/15/2037		256,000	373,400
			6,175,562
United States Treasury Notes — 7.6%
0.38% due 01/15/2027 TIPS(7)		103,024	113,340
0.63% due 05/15/2030		1,300,000	1,216,769
0.75% due 07/15/2028 TIPS(7)		22,032	25,238
1.13% due 08/31/2028		220,000	215,927
1.25% due 08/15/2031		440,000	430,719
1.63% due 05/15/2031		985,000	998,544
2.75% due 02/15/2028		200,000	216,328
			3,216,865
Total U.S. Government Treasuries (cost $8,975,784)			9,392,427

FOREIGN GOVERNMENT OBLIGATIONS — 5.9%
Sovereign — 5.9%
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031	EUR	100,000	105,117
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	157,502
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	755,000	130,008
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	120,000	142,442
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	60,000	60,778
Government of Romania Notes 2.75% due 04/14/2041	EUR	20,000	20,311
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	20,000	22,842

97

Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	52,000	66,744
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	100,000	110,579
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	100,000	120,178
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	100,000	108,673
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	100,000	102,332
Republic of Colombia Senior Notes 3.88% due 04/25/2027		200,000	201,500
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	100,000	117,807
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	100,000	109,784
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	100,000	116,326
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	100,000	113,050
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	100,000	112,958
Russian Federation Bonds 5.90% due 03/12/2031	RUB	10,140,000	114,756
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	130,000	137,325
United Mexican States Senior Bonds 4.75% due 03/08/2044		86,000	93,633
United Mexican States Bonds 7.75% due 05/29/2031	MXN	4,905,100	242,156
Total Foreign Government Obligations (cost $2,715,975)			2,506,801

OPTIONS - PURCHASED†(13) — 0.0%
Over the Counter Call Options on Currency Contracts
(cost $36,683)		7,134,941	8,273
ESCROWS AND LITIGATION TRUSTS† — 0.0%
ION Media Networks, Inc.(9)		4	24
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016		10,000	55
Total Escrows And Litigation Trusts (cost $0)			79

Total Long-Term Investment Securities (cost $54,828,613)			56,349,393
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(10) (cost $176,533)		176,533	176,533
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(11)		35,000	35,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)		10,000	10,000
BNP Paribas SA Joint Repurchase Agreement(11)		10,000	10,000
Deutsche Bank AG Joint Repurchase Agreement(11)		15,000	15,000
RBS Securities, Inc. Joint Repurchase Agreement(11)		15,000	15,000
Total Repurchase Agreements (cost $85,000)			85,000
TOTAL INVESTMENTS (cost $55,090,146)		133.9%	56,610,926
Liabilities in excess of other assets		(33.9)	(14,328,165)
NET ASSETS		100.0%	$42,282,761

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $10,334,155 representing 24.4% of net assets.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2021.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Loan Obligation
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Securities classified as Level 3 (see Note 1).
(10)	The rate shown is the 7-day yield as of December 31, 2021.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(13)	Options — Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000's)	Premiums Paid	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY	7.45	$1,374	$7,334	$1	$(7,333)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY	7.27	1,562	7,499	4,720	(2,779)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY	7.57	1,410	7,004	69	(6,935)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.28	1,597	7,442	1,990	(5,452)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY	7.38	463	2,454	511	(1,943)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY	7.31	729	4,950	982	(3,968)
						$36,683	$8,273	$(28,410)

CNY — Chinese Yuan

USD — United States Dollar

BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— New Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security
Index Legend	The rates shown on FRS and VRS are the current interest rates at December 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.
1 ML — 1 Month USD LIBOR
3 ML — 3 Month USD LIBOR
6 ML — 6 Month USD LIBOR
12 ML — 12 Month USD LIBOR
1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

98

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
4	Short	Euro-BTP	March 2022	$677,407	$669,483	$7,924
4	Short	Euro-Bund	March 2022	790,802	780,419	10,383
2	Short	Euro-BUXL 30 Year Bonds	March 2022	492,242	470,747	21,495
						$39,802

						Unrealized
						(Depreciation)
23	Long	U.S. Treasury 10 Year Notes	March 2022	$3,002,607	$3,000,782	$(1,825)
12	Short	U.S. Treasury 10 Year Ultra Notes	March 2022	1,737,422	1,757,250	(19,828)
2	Long	U.S. Treasury 2 Year Notes	March 2022	436,563	436,344	(219)
14	Short	U.S. Treasury Long Bonds	March 2022	2,225,984	2,246,125	(20,141)
7	Short	U.S. Treasury Ultra Bonds	March 2022	1,373,549	1,379,875	(6,326)
						$(48,339)
	Net Unrealized Appreciation (Depreciation)					$(8,537)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A	BRL	335,000	USD	58,864	03/16/2022	$-	$(232)
BNP Paribas SA	MXN	3,540,000	USD	165,715	03/16/2022	-	(5,008)
Deutsche Bank AG	EUR	1,382,000	USD	1,567,292	03/16/2022	-	(8,426)
Goldman Sachs International	RUB	5,460,000	USD	72,512	03/16/2022	525	-
Morgan Stanley & Co., Inc.	EUR	36,000	USD	40,783	03/16/2022	-	(264)
Unrealized Appreciation/(Depreciation)						$525	$(13,930)

BRL — Brazilian Real

EUR — Euro Currency

MXN — Mexican Peso

RUB — New Russian Ruble

USD — United States Dollar

99

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)

USD	335	12/15/2026	12 Month SOFR/Annually	1.00%/Annually	$(577)	$2,254

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,827,641	$-	$-	$6,827,641
Asset Backed Securities	-	8,860,630	-	8,860,630
U.S. Corporate Bonds & Notes	-	10,417,024	-	10,417,024
Foreign Corporate Bonds & Notes	-	1,170,260	-	1,170,260
Municipal Bond & Notes	-	808,070	-	808,070
U.S. Government Agencies	-	16,358,188	-	16,358,188
U.S. Government Treasuries	-	9,392,427	-	9,392,427
Foreign Government Obligations	-	2,506,801	-	2,506,801
Options - Purchased	-	8,273	-	8,273
Escrows and Litigation Trusts	-	55	24	79
Short-Term Investment Securities	176,533	-	-	176,533
Repurchase Agreements	-	85,000	-	85,000
Total Investments at Value	$7,004,174	$49,606,728	$24	$56,610,926

Other Financial Instruments:†
Futures Contracts	$39,802	$-	$-	$39,802
Forward Foreign Currency Contracts	-	525	-	525
Centrally Cleared Interest Rate Swap Contracts	-	2,254	-	2,254
Total Other Financial Instruments	$39,802	$2,779	$-	$42,581

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$48,339	$-	$-	$48,339
Forward Foreign Currency Contracts	-	13,930	-	13,930
Total Other Financial Instruments	$48,339	$13,930	$-	$62,269

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

100

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 77.7%
Advanced Materials — 0.0%
Materion Corp.	111	$10,205
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	7,048	263,948
Advertising Services — 0.2%
Publicis Groupe SA	5,175	348,791
Aerospace/Defense — 1.0%
General Dynamics Corp.	3,729	777,385
Lockheed Martin Corp.	4,216	1,498,408
National Presto Industries, Inc.	70	5,742
		2,281,535
Aerospace/Defense-Equipment — 0.0%
Aerojet Rocketdyne Holdings, Inc.	925	43,253
Barnes Group, Inc.	206	9,598
Kaman Corp.	322	13,894
Moog, Inc., Class A	260	21,052
		87,797
Agricultural Biotech — 0.1%
Corteva, Inc.	2,809	132,810
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	238	10,170
Agricultural Operations — 0.0%
Andersons, Inc.	276	10,684
Airlines — 0.1%
Copa Holdings SA, Class A†	1,517	125,395
Apparel Manufacturers — 0.4%
Hermes International	227	396,963
Kontoor Brands, Inc.	175	8,968
Oxford Industries, Inc.	94	9,543
Tapestry, Inc.	14,188	576,033
		991,507
Appliances — 0.1%
Dixon Technologies India, Ltd.	1,564	115,885
Applications Software — 3.5%
Agilysys, Inc.†	192	8,536
Brightcove, Inc.†	689	7,042
Digi International, Inc.†	253	6,216
Intuit, Inc.	3,498	2,249,984
Microsoft Corp.	15,942	5,361,613
Sage Group PLC	22,416	258,689
ServiceNow, Inc.†	200	129,822
Sprout Social, Inc., Class A†	650	58,948
		8,080,850
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	1,393	64,175
Audio/Video Products — 0.3%
Sonos, Inc.†	2,005	59,749
Sony Group Corp.	4,600	578,849
		638,598
Auto-Cars/Light Trucks — 1.4%
Ford Motor Co.	92,576	1,922,803
Porsche Automobil Holding SE (Preference Shares)	2,795	265,515
Stellantis NV (Euronext Paris)	20,312	385,682
Tesla, Inc.†	600	634,068
Toyota Motor Corp.	2,800	51,251
Volkswagen AG (Preference Shares)	339	68,499
		3,327,818
Auto-Heavy Duty Trucks — 0.4%
Cummins, Inc.	2,972	648,312
Volvo AB, Class B	12,786	296,650
		944,962
Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	2,954	107,378
American Axle & Manufacturing Holdings, Inc.†	2,556	23,847
Gentherm, Inc.†	112	9,733
Koito Manufacturing Co., Ltd.	2,000	105,885
Meritor, Inc.†	360	8,921
Shyft Group, Inc.	197	9,679
Visteon Corp.†	514	57,126
		322,569
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	167	8,749
Banks-Commercial — 1.7%
Ameris Bancorp	192	9,539
Associated Banc-Corp	425	9,601
Atlantic Union Bankshares Corp.	520	19,391
Banco Bilbao Vizcaya Argentaria SA	58,270	348,287
Bank Central Asia Tbk PT	251,200	128,662
Bank Leumi Le-Israel BM	30,997	333,505
Banner Corp.	245	14,864
BOC Hong Kong Holdings, Ltd.	44,000	144,173
Byline Bancorp, Inc.	178	4,868
Cathay General Bancorp	727	31,254
CBTX, Inc.	207	6,003
Central Pacific Financial Corp.	349	9,831
CIT Group, Inc.	1,058	54,318
ConnectOne Bancorp, Inc.	257	8,406
Customers Bancorp, Inc.†	856	55,957
CVB Financial Corp.	1,084	23,208
DBS Group Holdings, Ltd.	16,600	402,312
Eagle Bancorp, Inc.	168	9,801
East West Bancorp, Inc.	3,018	237,456
Enterprise Financial Services Corp.	375	17,659
First BanCorp/Puerto Rico	3,852	53,081
First Busey Corp.	432	11,716
First Commonwealth Financial Corp.	620	9,976
First Financial Corp.	107	4,846
First Foundation, Inc.	295	7,334
Fulton Financial Corp.	1,752	29,784
Hancock Whitney Corp.	816	40,816
Hanmi Financial Corp.	337	7,980
HDFC Bank, Ltd.	7,039	140,239
Heartland Financial USA, Inc.	328	16,600
Hilltop Holdings, Inc.	820	28,815
HomeStreet, Inc.	386	20,072
Hope Bancorp, Inc.	1,561	22,962
Horizon Bancorp, Inc.	282	5,880
ICICI Bank, Ltd.	32,268	321,570
Independent Bank Corp.	206	4,917
International Bancshares Corp.	223	9,453
Israel Discount Bank, Ltd., Class A	25,105	169,092

101

Meta Financial Group, Inc.	509	30,367
Mizrahi Tefahot Bank, Ltd.	784	30,261
NBT Bancorp, Inc.	254	9,784
Nicolet Bankshares, Inc.†	62	5,317
OFG Bancorp	621	16,494
Peoples Bancorp, Inc.	182	5,789
Preferred Bank	156	11,199
QCR Holdings, Inc.	121	6,776
S&T Bancorp, Inc.	184	5,800
Sberbank of Russia PJSC ADR	7,758	124,516
Skandinaviska Enskilda Banken AB, Class A	16,017	223,074
Spirit of Texas Bancshares, Inc.	197	5,670
SVB Financial Group†	338	229,245
UMB Financial Corp.	397	42,126
United Overseas Bank, Ltd.	15,900	317,386
Valley National Bancorp	679	9,336
WesBanco, Inc.	586	20,504
		3,867,872
Banks-Regional — 0.1%
TCS Group Holding PLC GDR	2,029	171,085
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	346	15,203
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	19,652	1,163,595
Coca-Cola Europacific Partners PLC	814	45,527
Coca-Cola HBC AG	4,296	148,569
National Beverage Corp.	187	8,477
PepsiCo, Inc.	1,479	256,917
Primo Water Corp.	2,082	36,706
		1,659,791
Beverages-Wine/Spirits — 0.2%
Diageo PLC	8,663	473,253
Brewery — 0.1%
Carlsberg A/S, Class B	663	114,644
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	5,456	384,315
Simpson Manufacturing Co., Inc.	83	11,543
		395,858
Building & Construction-Misc. — 0.1%
Comfort Systems USA, Inc.	260	25,724
Eiffage SA	2,056	211,745
MYR Group, Inc.†	87	9,618
NV5 Global, Inc.†	38	5,249
		252,336
Building Products-Air & Heating — 0.2%
Daikin Industries, Ltd.	1,500	340,215
SPX Corp.†	301	17,964
		358,179
Building Products-Cement — 0.1%
CRH PLC	4,905	259,784
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc.†	578	10,080
JELD-WEN Holding, Inc.†	373	9,832
Masonite International Corp.†	85	10,026
		29,938
Building Products-Wood — 0.0%
Boise Cascade Co.	676	48,131
UFP Industries, Inc.	435	40,025
		88,156
Building-Heavy Construction — 0.0%
Sterling Construction Co., Inc.†	430	11,309
Building-Maintenance & Services — 0.0%
ABM Industries, Inc.	748	30,556
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Champion Corp.†	752	59,393
Building-Residential/Commercial — 0.2%
Beazer Homes USA, Inc.†	955	22,175
Berkeley Group Holdings PLC	1,477	95,462
Daiwa House Industry Co., Ltd.	6,900	198,428
Iida Group Holdings Co., Ltd.	3,500	81,422
Tri Pointe Homes, Inc.†	2,089	58,262
		455,749
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	11,785	593,139
Liberty Latin America, Ltd., Class C†	1,544	17,602
		610,741
Casino Services — 0.1%
Aristocrat Leisure, Ltd.	7,066	223,988
Cellular Telecom — 0.2%
Telstra Corp., Ltd.	115,238	350,457
Chemicals-Diversified — 0.9%
AdvanSix, Inc.	565	26,696
Arkema SA	1,000	141,003
Codexis, Inc.†	1,715	53,628
Covestro AG*	4,566	281,753
Dow, Inc.	1,974	111,965
DuPont de Nemours, Inc.	15,032	1,214,285
Innospec, Inc.	287	25,928
LANXESS AG	1,023	63,475
Nitto Denko Corp.	800	61,827
Orion Engineered Carbons SA	580	10,649
Stepan Co.	134	16,655
		2,007,864
Chemicals-Specialty — 0.3%
Balchem Corp.	59	9,947
Brenntag SE	3,336	302,248
Ecovyst, Inc.	1,560	15,974
Minerals Technologies, Inc.	322	23,554
Sensient Technologies Corp.	97	9,706
Shin-Etsu Chemical Co., Ltd.	1,600	277,076
Tronox Holdings PLC, Class A	2,464	59,210
Zymergen, Inc.†	1,166	7,801
		705,516
Circuit Boards — 0.1%
Silergy Corp.	1,000	181,624
Coal — 0.0%
CONSOL Energy, Inc.†	452	10,265

102

SunCoke Energy, Inc.	1,831	12,066
Warrior Met Coal, Inc.	430	11,055
		33,386
Coatings/Paint — 0.2%
Asian Paints, Ltd.	3,931	178,952
Axalta Coating Systems, Ltd.†	7,518	248,996
		427,948
Commercial Services — 0.2%
Benefit One, Inc.	800	34,321
Forrester Research, Inc.†	185	10,865
John Wiley & Sons, Inc., Class A	173	9,908
LiveRamp Holdings, Inc.†	891	42,723
Medifast, Inc.	47	9,843
SGS SA	76	254,140
		361,800
Commercial Services-Finance — 0.2%
CBIZ, Inc.†	315	12,323
PayPal Holdings, Inc.†	2,311	435,808
		448,131
Computer Aided Design — 0.8%
Altair Engineering, Inc., Class A†	133	10,283
Cadence Design Systems, Inc.†	4,928	918,333
Synopsys, Inc.†	2,766	1,019,271
		1,947,887
Computer Data Security — 0.7%
Fortinet, Inc.†	4,007	1,440,116
OneSpan, Inc.†	409	6,924
Qualys, Inc.†	267	36,638
Tenable Holdings, Inc.†	204	11,234
		1,494,912
Computer Services — 1.9%
Accenture PLC, Class A	6,977	2,892,315
Capgemini SE	1,135	278,468
Fujitsu, Ltd.	1,200	205,825
Globant SA†	573	179,974
Kyndryl Holdings, Inc.†	182	3,294
Nomura Research Institute, Ltd.	7,500	321,764
SCSK Corp.	2,700	53,728
Tata Consultancy Services, Ltd.	7,323	368,437
Thoughtworks Holding, Inc.†	2,395	64,210
		4,368,015
Computer Software — 0.4%
Avid Technology, Inc.†	895	29,150
CS Disco, Inc.†	1,167	41,720
Dropbox, Inc., Class A†	11,674	286,480
Snowflake, Inc., Class A†	1,362	461,378
Xperi Holding Corp.	841	15,903
Ziff Davis, Inc.†	88	9,756
		844,387
Computers — 3.7%
Apple, Inc.	47,969	8,517,855
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	317	10,486
Super Micro Computer, Inc.†	225	9,889
		20,375
Consulting Services — 0.4%
CRA International, Inc.	103	9,616
Gartner, Inc.†	2,472	826,439
ICF International, Inc.	94	9,640
Vectrus, Inc.†	136	6,225
		851,920
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.	2,594	286,948
O-I Glass, Inc.†	2,479	29,823
		316,771
Containers-Paper/Plastic — 0.0%
WestRock Co.	2,433	107,928
Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	14,096	1,202,953
Edgewell Personal Care Co.	223	10,193
Inter Parfums, Inc.	206	22,021
L'Oreal SA	1,137	539,731
Procter & Gamble Co.	8,072	1,320,418
Unilever PLC	1,325	70,761
		3,166,077
Data Processing/Management — 0.5%
Bottomline Technologies DE, Inc.†	741	41,844
CommVault Systems, Inc.†	709	48,865
CSG Systems International, Inc.	373	21,492
DocuSign, Inc.†	2,963	451,295
Fidelity National Information Services, Inc.	5,408	590,283
		1,153,779
Diagnostic Equipment — 0.2%
10X Genomics, Inc., Class A†	2,658	395,936
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.†	492	10,037
Ortho Clinical Diagnostics Holdings PLC†	1,463	31,293
		41,330
Direct Marketing — 0.0%
Quotient Technology, Inc.†	1,341	9,950
Distribution/Wholesale — 0.5%
Copart, Inc.†	3,743	567,514
Ferguson PLC	2,403	426,251
G-III Apparel Group, Ltd.†	336	9,287
Resideo Technologies, Inc.†	353	9,188
Titan Machinery, Inc.†	407	13,712
Veritiv Corp.†	289	35,423
		1,061,375
Diversified Banking Institutions — 3.6%
Citigroup, Inc.	32,757	1,978,195
Goldman Sachs Group, Inc.	5,597	2,141,132
JPMorgan Chase & Co.	19,125	3,028,444
Morgan Stanley	3,324	326,284
Sumitomo Mitsui Financial Group, Inc.	11,100	380,486

103

UBS Group AG	23,727	427,565
		8,282,106
Diversified Manufacturing Operations — 0.7%
3M Co.	630	111,907
EnPro Industries, Inc.	264	29,058
Federal Signal Corp.	214	9,275
Parker-Hannifin Corp.	3,081	980,128
Textron, Inc.	4,428	341,841
Toshiba Corp.	600	24,672
		1,496,881
Diversified Minerals — 0.2%
BHP Group PLC	11,714	348,741
Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	17,000	109,663
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	14,339	110,896
E-Commerce/Products — 2.1%
Alibaba Group Holding, Ltd.†	17,200	262,272
Amazon.com, Inc.†	1,302	4,341,311
JD.com, Inc. ADR†	2,481	173,843
Sea, Ltd. ADR†	380	85,010
		4,862,436
E-Commerce/Services — 0.2%
AfreecaTV Co., Ltd.	504	85,940
Booking Holdings, Inc.†	50	119,962
Cargurus, Inc.†	1,581	53,185
Cars.com, Inc.†	1,025	16,492
ChannelAdvisor Corp.†	356	8,786
MercadoLibre, Inc.†	192	258,893
TrueCar, Inc.†	1,631	5,545
		548,803
E-Marketing/Info — 0.0%
QuinStreet, Inc.†	995	18,099
Electric Products-Misc. — 0.4%
AMETEK, Inc.	3,303	485,673
Brother Industries, Ltd.	4,600	88,417
Emerson Electric Co.	2,199	204,441
Legrand SA	1,354	158,623
		937,154
Electric-Distribution — 0.0%
E.ON SE	6,138	85,199
Unitil Corp.	152	6,991
		92,190
Electric-Generation — 0.1%
Electricite de France SA	13,535	159,181
Electric-Integrated — 1.9%
AES Corp.	19,771	480,435
ALLETE, Inc.	552	36,625
American Electric Power Co., Inc.	8,194	729,020
Avista Corp.	717	30,465
Black Hills Corp.	589	41,566
CLP Holdings, Ltd.	21,500	217,136
Exelon Corp.	19,008	1,097,902
FirstEnergy Corp.	3,139	130,551
Fortum Oyj	11,659	358,259
Otter Tail Corp.	242	17,284
PNM Resources, Inc.	1,288	58,746
Portland General Electric Co.	846	44,770
Public Service Enterprise Group, Inc.	1,816	121,182
Southern Co.	13,814	947,364
		4,311,305
Electronic Components-Misc. — 0.5%
Atkore, Inc.†	595	66,158
Garmin, Ltd.	3,457	470,740
Hoya Corp.	2,600	386,734
Knowles Corp.†	1,602	37,407
nVent Electric PLC	2,240	85,120
Sanmina Corp.†	251	10,406
Vishay Intertechnology, Inc.	462	10,104
		1,066,669
Electronic Components-Semiconductors — 2.4%
Alpha & Omega Semiconductor, Ltd.†	1,027	62,195
Ambarella, Inc.†	49	9,942
ASPEED Technology, Inc.	1,000	128,854
CEVA, Inc.†	312	13,491
CTS Corp.	214	7,858
Intel Corp.	2,238	115,257
MACOM Technology Solutions Holdings, Inc.†	800	62,640
MediaTek, Inc.	6,000	258,069
NVIDIA Corp.	14,307	4,207,832
Samsung Electronics Co., Ltd.	9,283	611,448
Semtech Corp.†	722	64,207
Synaptics, Inc.†	232	67,166
		5,608,959
Electronic Forms — 0.7%
Adobe, Inc.†	2,663	1,510,081
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	406	64,818
Itron, Inc.†	888	60,846
National Instruments Corp.	3,254	142,102
Shimadzu Corp.	5,200	219,473
		487,239
Electronic Parts Distribution — 0.0%
Sinbon Electronics Co., Ltd.	6,000	61,590
Electronic Security Devices — 0.1%
Allegion PLC	2,565	339,709
Electronics-Military — 0.0%
Thales SA	358	30,487
Engineering/R&D Services — 0.0%
Exponent, Inc.	78	9,105
Enterprise Software/Service — 1.0%
American Software, Inc., Class A	419	10,965
Atlassian Corp. PLC, Class A†	2,138	815,198
Benefitfocus, Inc.†	454	4,840
Blackbaud, Inc.†	128	10,109
Domo, Inc., Class B†	992	49,203
Donnelley Financial Solutions, Inc.†	689	32,480
Intapp, Inc.†	381	9,586

104

Manhattan Associates, Inc.†	1,321	205,402
Progress Software Corp.	198	9,558
TOTVS SA	26,414	135,816
Veeva Systems, Inc., Class A†	3,262	833,376
Verint Systems, Inc.†	202	10,607
Workday, Inc., Class A†	517	141,234
		2,268,374
Entertainment Software — 0.2%
Electronic Arts, Inc.	866	114,225
PearlAbyss Corp.†	1,122	130,534
Square Enix Holdings Co., Ltd.	3,800	194,906
		439,665
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	1,954	115,794
ESCO Technologies, Inc.	111	9,989
		125,783
Finance-Auto Loans — 0.3%
Ally Financial, Inc.	12,621	600,886
Finance-Consumer Loans — 0.5%
Enova International, Inc.†	680	27,853
LendingClub Corp.†	1,947	47,078
Navient Corp.	2,851	60,498
OneMain Holdings, Inc.	4,537	227,032
SLM Corp.	13,514	265,820
Synchrony Financial	13,194	612,070
		1,240,351
Finance-Credit Card — 0.1%
Capital One Financial Corp.	1,111	161,195
Discover Financial Services	303	35,015
		196,210
Finance-Investment Banker/Broker — 0.0%
Cowen, Inc., Class A	269	9,711
Moelis & Co., Class A	156	9,752
Piper Sandler Cos.	165	29,454
		48,917
Finance-Mortgage Loan/Banker — 0.1%
Mr. Cooper Group, Inc.†	1,379	57,380
Oportun Financial Corp.†	269	5,447
PennyMac Financial Services, Inc.	797	55,615
		118,442
Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	6,270	29,156
Hong Kong Exchanges & Clearing, Ltd.	1,600	93,445
SEI Investments Co.	1,626	99,088
		221,689
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,462	229,534
Smith & Wesson Brands, Inc.	2,472	44,002
Sturm Ruger & Co., Inc.	399	27,140
		300,676
Food-Baking — 0.0%
Hostess Brands, Inc.†	1,371	27,996
Food-Dairy Products — 0.1%
Yakult Honsha Co., Ltd.	2,500	130,401
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	1,687	147,039
Food-Misc./Diversified — 0.2%
John B. Sanfilippo & Son, Inc.	68	6,131
Nestle SA	3,360	469,928
Nissin Foods Holdings Co., Ltd.	700	51,056
Simply Good Foods Co.†	828	34,420
		561,535
Food-Retail — 0.4%
Coles Group, Ltd.	22,778	297,304
Dino Polska SA†*	1,532	139,658
Ingles Markets, Inc., Class A	219	18,908
Koninklijke Ahold Delhaize NV	10,961	376,058
		831,928
Food-Wholesale/Distribution — 0.0%
United Natural Foods, Inc.†	1,066	52,319
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	60	7,693
Steven Madden, Ltd.	201	9,341
		17,034
Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	389	25,067
Service Corp. International	1,880	133,461
		158,528
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	332	16,776
International Game Technology PLC	2,194	63,429
Red Rock Resorts, Inc., Class A	1,208	66,452
		146,657
Gas-Distribution — 0.2%
Northwest Natural Holding Co.	439	21,415
Osaka Gas Co., Ltd.	5,100	84,283
Tokyo Gas Co., Ltd.	15,800	283,227
		388,925
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	1,258	125,511
Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	396	10,411
Hotels/Motels — 0.4%
Bluegreen Vacations Holding Corp.†	219	7,687
Marriott International, Inc., Class A†	5,129	847,516
Wyndham Hotels & Resorts, Inc.	1,724	154,556
		1,009,759
Human Resources — 0.2%
AMN Healthcare Services, Inc.†	580	70,951
Heidrick & Struggles International, Inc.	303	13,250
Kforce, Inc.	288	21,663
Korn Ferry	579	43,848
ManpowerGroup, Inc.	1,541	149,986
Resources Connection, Inc.	337	6,012
TriNet Group, Inc.†	584	55,632
		361,342

105

Import/Export — 0.1%
ITOCHU Corp.	4,800	146,800
Industrial Automated/Robotic — 0.1%
Omron Corp.	1,900	189,290
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,574	328,195
Insurance-Life/Health — 0.9%
Aflac, Inc.	5,974	348,822
AIA Group, Ltd.	14,200	143,137
American Equity Investment Life Holding Co.	920	35,806
Athene Holding, Ltd., Class A†	5,193	432,733
Aviva PLC	43,638	242,408
CNO Financial Group, Inc.	1,859	44,319
Dai-ichi Life Holdings, Inc.	9,200	185,991
Equitable Holdings, Inc.	12,059	395,415
NN Group NV	581	31,492
Unum Group	5,770	141,769
		2,001,892
Insurance-Multi-line — 1.0%
Allianz SE	2,116	500,242
Allstate Corp.	2,676	314,831
Genworth Financial, Inc., Class A†	7,069	28,630
MetLife, Inc.	20,294	1,268,172
Zurich Insurance Group AG	270	118,644
		2,230,519
Insurance-Property/Casualty — 0.3%
AMERISAFE, Inc.	197	10,605
Employers Holdings, Inc.	239	9,890
Enstar Group, Ltd.†	86	21,293
Fidelity National Financial, Inc.	5,643	294,452
Gjensidige Forsikring ASA	1,987	48,284
Horace Mann Educators Corp.	349	13,506
ProAssurance Corp.	450	11,385
Safety Insurance Group, Inc.	146	12,414
Selective Insurance Group, Inc.	121	9,915
Stewart Information Services Corp.	375	29,899
WR Berkley Corp.	2,519	207,540
		669,183
Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.	296	17,200
Essent Group, Ltd.	1,376	62,649
Reinsurance Group of America, Inc.	738	80,804
		160,653
Internet Content-Entertainment — 1.2%
Kakao Corp.†	1,512	143,091
Meta Platforms, Inc., Class A†	3,113	1,047,058
Netflix, Inc.†	167	100,607
Pinterest, Inc., Class A†	23,223	844,156
Roku, Inc.†	3,128	713,810
		2,848,722
Internet Content-Information/News — 0.3%
HealthStream, Inc.†	196	5,167
Tencent Holdings, Ltd.	11,906	697,483
		702,650
Internet Gambling — 0.2%
Entain PLC†	15,129	344,642
GAN, Ltd.†	995	9,144
		353,786
Internet Security — 0.0%
Mimecast, Ltd.†	834	66,361
Investment Companies — 0.2%
Investor AB, Class B	14,212	358,202
Sofina SA	100	49,183
		407,385
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	2,510	757,167
Blucora, Inc.†	577	9,994
LPL Financial Holdings, Inc.	1,536	245,898
Sculptor Capital Management, Inc.	501	10,696
Virtus Investment Partners, Inc.	125	37,137
		1,060,892
Lottery Services — 0.0%
La Francaise des Jeux SAEM*	2,019	89,509
Machine Tools & Related Products — 0.1%
Techtronic Industries Co., Ltd.	10,500	208,989
Machinery-Construction & Mining — 0.3%
Astec Industries, Inc.	245	16,971
Caterpillar, Inc.	581	120,116
Manitowoc Co, Inc.†	443	8,235
Sandvik AB	13,436	375,593
Terex Corp.	1,224	53,795
		574,710
Machinery-Electrical — 0.1%
Argan, Inc.	165	6,384
Franklin Electric Co., Inc.	105	9,929
Mitsubishi Electric Corp.	10,900	138,204
		154,517
Machinery-Farming — 0.7%
AGCO Corp.	2,726	316,271
CNH Industrial NV	18,763	364,644
Deere & Co.	2,005	687,494
Toro Co.	1,330	132,880
		1,501,289
Machinery-General Industrial — 0.1%
Albany International Corp., Class A	114	10,083
Altra Industrial Motion Corp.	402	20,731
GEA Group AG	2,589	141,749
Nordson Corp.	615	156,991
		329,554
Machinery-Pumps — 0.1%
Dover Corp.	675	122,580
Watts Water Technologies, Inc., Class A	49	9,514
		132,094
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	809	9,570
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	571	10,535
Computer Programs & Systems, Inc.†	320	9,376

106

NextGen Healthcare, Inc.†	716	12,738
		32,649
Medical Instruments — 0.9%
AngioDynamics, Inc.†	409	11,280
Bio-Techne Corp.	278	143,820
Boston Scientific Corp.†	2,656	112,827
Edwards Lifesciences Corp.†	7,204	933,278
Getinge AB, Class B	3,717	162,523
Medtronic PLC	6,489	671,287
Natus Medical, Inc.†	289	6,858
		2,041,873
Medical Labs & Testing Services — 0.5%
Fulgent Genetics, Inc.†	647	65,082
IQVIA Holdings, Inc.†	2,402	677,700
Laboratory Corp. of America Holdings†	842	264,565
Medpace Holdings, Inc.†	47	10,229
WuXi AppTec Co., Ltd.*	10,268	177,771
		1,195,347
Medical Products — 1.5%
Abbott Laboratories	13,229	1,861,849
Accuray, Inc.†	2,768	13,203
Align Technology, Inc.†	1,974	1,297,273
AtriCure, Inc.†	256	17,800
Avanos Medical, Inc.†	313	10,852
Glaukos Corp.†	232	10,310
Inari Medical, Inc.†	120	10,952
Inogen, Inc.†	304	10,336
Inspire Medical Systems, Inc.†	312	71,779
Integer Holdings Corp.†	115	9,843
LivaNova PLC†	120	10,492
Orthofix Medical, Inc.†	248	7,710
Sartorius Stedim Biotech	323	177,396
Shockwave Medical, Inc.†	255	45,474
Surmodics, Inc.†	150	7,223
		3,562,492
Medical-Biomedical/Gene — 1.7%
2seventy Bio, Inc.†	372	9,534
Agenus, Inc.†	11,440	36,837
Amgen, Inc.	496	111,585
AnaptysBio, Inc.†	346	12,024
Anavex Life Sciences Corp.†	535	9,277
Arbutus Biopharma Corp.†	2,854	11,102
Arena Pharmaceuticals, Inc.†	192	17,844
Arrowhead Pharmaceuticals, Inc.†	1,053	69,814
BioCryst Pharmaceuticals, Inc.†	861	11,925
Biogen, Inc.†	2,548	611,316
Bluebird Bio, Inc.†	4,329	43,247
Cara Therapeutics, Inc.†	1,824	22,216
Cerevel Therapeutics Holdings, Inc.†	308	9,985
Chinook Therapeutics, Inc.†	608	9,916
Crinetics Pharmaceuticals, Inc.†	547	15,540
FibroGen, Inc.†	2,511	35,405
IGM Biosciences, Inc.†	192	5,631
ImmunityBio, Inc.†	1,692	10,287
ImmunoGen, Inc.†	4,606	34,177
Incyte Corp.†	7,779	570,979
Intercept Pharmaceuticals, Inc.†	595	9,693
iTeos Therapeutics, Inc.†	838	39,017
IVERIC bio, Inc.†	2,228	37,252
MacroGenics, Inc.†	748	12,005
Moderna, Inc.†	2,677	679,904
NGM Biopharmaceuticals, Inc.†	580	10,272
Precision BioSciences, Inc.†	1,166	8,628
Prothena Corp. PLC†	219	10,819
Radius Health, Inc.†	1,167	8,076
RAPT Therapeutics, Inc.†	424	15,574
Relay Therapeutics, Inc.†	1,343	41,244
Travere Therapeutics, Inc.†	1,075	33,368
Vertex Pharmaceuticals, Inc.†	5,242	1,151,143
Veru, Inc.†	1,558	9,177
Vir Biotechnology, Inc.†	1,430	59,874
Xencor, Inc.†	530	21,264
Zentalis Pharmaceuticals, Inc.†	594	49,932
		3,855,883
Medical-Drugs — 3.3%
AbbVie, Inc.	4,042	547,287
Alector, Inc.†	1,263	26,081
Alkermes PLC†	1,735	40,356
Bristol-Myers Squibb Co.	39,067	2,435,827
Chimerix, Inc.†	1,591	10,230
Eagle Pharmaceuticals, Inc.†	186	9,471
Eli Lilly & Co.	473	130,652
Enanta Pharmaceuticals, Inc.†	577	43,148
GlaxoSmithKline PLC	14,350	312,057
Gritstone Bio, Inc.†	899	11,561
Ipsen SA	662	60,672
Jounce Therapeutics, Inc.†	1,067	8,909
Merck & Co., Inc.	18,383	1,408,873
Merck KGaA	1,496	386,625
Novartis AG	7,576	667,473
Novo Nordisk A/S, Class B	5,904	664,331
Protagonist Therapeutics, Inc.†	294	10,055
Roche Holding AG	2,115	879,935
Seres Therapeutics, Inc.†	4,132	34,420
Vanda Pharmaceuticals, Inc.†	842	13,211
		7,701,174
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	64	5,257
Medical-HMO — 0.2%
Anthem, Inc.	149	69,067
Molina Healthcare, Inc.†	1,101	350,206
Tivity Health, Inc.†	493	13,035
		432,308
Medical-Hospitals — 0.2%
Apollo Hospitals Enterprise, Ltd.	3,378	228,349
Max Healthcare Institute, Ltd.†	14,000	84,760
Select Medical Holdings Corp.	1,503	44,188
Tenet Healthcare Corp.†	1,008	82,344
		439,641
Medical-Outpatient/Home Medical — 0.0%
ModivCare, Inc.†	70	10,380

107

Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	2,908	386,444
McKesson Corp.	4,444	1,104,645
		1,491,089
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc.	704	41,790
Standex International Corp.	137	15,160
		56,950
Metal Products-Distribution — 0.0%
Ryerson Holding Corp.	417	10,863
Metal-Aluminum — 0.0%
Constellium SE†	1,557	27,886
Metal-Diversified — 0.2%
Rio Tinto PLC	7,096	469,866
Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.	724	37,641
MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	9,626	326,568
Multimedia — 0.0%
Entravision Communications Corp., Class A	1,923	13,038
FactSet Research Systems, Inc.	176	85,538
		98,576
Networking Products — 0.7%
A10 Networks, Inc.	2,277	37,752
Calix, Inc.†	906	72,453
Cisco Systems, Inc.	22,713	1,439,323
Extreme Networks, Inc.†	3,556	55,829
		1,605,357
Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	113	9,652
Republic Services, Inc.	3,286	458,233
		467,885
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	4,714	31,254
Zebra Technologies Corp., Class A†	808	480,921
		512,175
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	1,130	9,334
Avery Dennison Corp.	1,429	309,478
		318,812
Oil Companies-Exploration & Production — 0.2%
Antero Resources Corp.†	3,835	67,113
California Resources Corp.	1,303	55,651
Denbury, Inc.†	542	41,512
MWO Holdings LLC†(1)(2)	10	26
Oasis Petroleum, Inc.	659	83,027
Ovintiv, Inc.	2,283	76,937
SM Energy Co.	2,032	59,903
		384,169
Oil Companies-Integrated — 1.1%
BP PLC	72,457	324,135
Chevron Corp.	5,108	599,424
Equinor ASA	13,828	370,409
Exxon Mobil Corp.	10,887	666,176
Royal Dutch Shell PLC, Class B	28,112	617,339
		2,577,483
Oil Refining & Marketing — 0.3%
DCC PLC	724	59,288
Marathon Petroleum Corp.	7,215	461,688
Reliance Industries, Ltd.	7,882	251,138
		772,114
Oil-Field Services — 0.2%
Halliburton Co.	12,932	295,755
MRC Global, Inc.†	1,324	9,109
NOW, Inc.†	4,413	37,687
Oceaneering International, Inc.†	2,195	24,825
Schlumberger NV	2,745	82,213
		449,589
Optical Supplies — 0.0%
STAAR Surgical Co.†	674	61,536
Pharmacy Services — 0.0%
Option Care Health, Inc.†	1,638	46,585
Pipelines — 0.3%
Golar LNG, Ltd.†	832	10,308
Kinder Morgan, Inc.	20,681	328,001
Targa Resources Corp.	6,298	329,008
		667,317
Private Corrections — 0.0%
CoreCivic, Inc.†	2,031	20,249
Private Equity — 0.3%
3i Group PLC	10,873	213,251
Partners Group Holding AG	231	383,437
		596,688
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,384	38,382
Scholastic Corp.	200	7,992
		46,374
Publishing-Newspapers — 0.1%
New York Times Co., Class A	2,408	116,306
Radio — 0.0%
iHeartMedia, Inc., Class A†	2,522	53,063
Real Estate Investment Trusts — 2.0%
Alexander & Baldwin, Inc.	611	15,330
American Tower Corp.	610	178,425
Apple Hospitality REIT, Inc.	1,283	20,720
Armada Hoffler Properties, Inc.	521	7,930
AvalonBay Communities, Inc.	482	121,748
BrightSpire Capital, Inc.	888	9,111
Brixmor Property Group, Inc.	5,264	133,758
City Office REIT, Inc.	667	13,153
Corporate Office Properties Trust	348	9,734
CubeSmart	7,556	430,012
Dexus†	12,905	104,406
EastGroup Properties, Inc.	356	81,115
Equity LifeStyle Properties, Inc.	1,503	131,753
Essential Properties Realty Trust, Inc.	1,687	48,636

108

First Industrial Realty Trust, Inc.	3,350	221,770
Four Corners Property Trust, Inc.	340	9,999
Franklin Street Properties Corp.	1,361	8,098
Gaming and Leisure Properties, Inc.	4,394	213,812
Goodman Group	20,660	398,326
Granite Point Mtg. Trust, Inc.	865	10,129
Industrial Logistics Properties Trust	1,347	33,742
Invitation Homes, Inc.	2,894	131,214
Lamar Advertising Co., Class A	1,815	220,160
Life Storage, Inc.	2,107	322,750
Link REIT	2,600	22,891
MFA Financial, Inc.	7,195	32,809
National Health Investors, Inc.	172	9,885
National Storage Affiliates Trust	957	66,224
New York Mtg. Trust, Inc.	2,501	9,304
Orion Office REIT, Inc.†	5,510	102,872
Outfront Media, Inc.	2,136	57,288
Piedmont Office Realty Trust, Inc., Class A	1,805	33,176
PotlatchDeltic Corp.	626	37,698
PS Business Parks, Inc.	189	34,808
Public Storage	392	146,828
Redwood Trust, Inc.	2,101	27,712
Retail Opportunity Investments Corp.	2,167	42,473
RPT Realty	1,287	17,220
Sabra Health Care REIT, Inc.	712	9,641
Simon Property Group, Inc.	806	128,775
SITE Centers Corp.	606	9,593
Sunstone Hotel Investors, Inc.†	4,851	56,902
Terreno Realty Corp.	123	10,491
TPG RE Finance Trust, Inc.	457	5,630
Two Harbors Investment Corp.	1,581	9,122
Urban Edge Properties	531	10,089
Weyerhaeuser Co.	20,718	853,167
		4,610,429
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	5,410	587,039
Cushman & Wakefield PLC†	2,415	53,709
Douglas Elliman, Inc.†	1	6
Jones Lang LaSalle, Inc.†	1,147	308,933
RE/MAX Holdings, Inc., Class A	232	7,074
Realogy Holdings Corp.†	2,542	42,731
RMR Group, Inc., Class A	198	6,867
		1,006,359
Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	42,907	270,454
Kennedy-Wilson Holdings, Inc.	888	21,205
Sumitomo Realty & Development Co., Ltd.	1,500	44,115
		335,774
Recreational Vehicles — 0.1%
Brunswick Corp.	2,775	279,525
MasterCraft Boat Holdings, Inc.†	275	7,791
		287,316
Rental Auto/Equipment — 0.0%
Herc Holdings, Inc.	56	8,767
PROG Holdings, Inc.†	221	9,969
		18,736
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	2,462	55,241
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A†	1,520	52,942
Caleres, Inc.	1,299	29,461
Industria de Diseno Textil SA	3,675	119,369
JD Sports Fashion PLC	45,618	134,483
Li Ning Co., Ltd.	19,500	213,442
Ross Stores, Inc.	1,264	144,450
Tilly's, Inc., Class A	679	10,939
Vera Bradley, Inc.†	593	5,046
		710,132
Retail-Auto Parts — 0.5%
O'Reilly Automotive, Inc.†	1,638	1,156,805
Retail-Automobile — 0.0%
Group 1 Automotive, Inc.	47	9,175
Retail-Building Products — 0.3%
BlueLinx Holdings, Inc.†	239	22,887
GMS, Inc.†	534	32,099
Nitori Holdings Co., Ltd.	1,500	224,615
Wesfarmers, Ltd.	9,549	411,979
		691,580
Retail-Discount — 1.6%
BJ's Wholesale Club Holdings, Inc.†	1,156	77,417
Target Corp.	7,132	1,650,630
Walmart, Inc.	14,082	2,037,525
		3,765,572
Retail-Hypermarkets — 0.2%
Wal-Mart de Mexico SAB de CV	94,573	352,048
Retail-Jewelry — 0.1%
Movado Group, Inc.	233	9,746
Pandora A/S	2,030	253,406
Signet Jewelers, Ltd.	717	62,401
		325,553
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	178	10,509
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	8,813	669,083
Retail-Misc./Diversified — 0.0%
Ryohin Keikaku Co., Ltd.	3,000	45,745
Sally Beauty Holdings, Inc.†	2,713	50,082
		95,827
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	964	25,517
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	215	52,679
Macy's, Inc.	2,804	73,409
		126,088
Retail-Restaurants — 1.0%
Bloomin' Brands, Inc.†	497	10,427
Darden Restaurants, Inc.	2,705	407,481

109

Jubilant Foodworks, Ltd.	3,073	148,442
McDonald's Corp.	4,541	1,217,306
Starbucks Corp.	4,135	483,671
Yum China Holdings, Inc.	1,750	85,867
		2,353,194
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,618	8,349
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin SCA	726	119,147
Goodyear Tire & Rubber Co.†	3,136	66,860
		186,007
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,137	29,960
Savings & Loans/Thrifts — 0.0%
Brookline Bancorp, Inc.	608	9,844
Flushing Financial Corp.	237	5,759
OceanFirst Financial Corp.	537	11,921
Washington Federal, Inc.	628	20,963
		48,487
Schools — 0.0%
Laureate Education, Inc., Class A	2,391	29,266
Perdoceo Education Corp.†	1,511	17,769
		47,035
Semiconductor Components-Integrated Circuits — 1.7%
Cirrus Logic, Inc.†	1,536	141,343
MaxLinear, Inc.†	962	72,525
Novatek Microelectronics Corp.	8,000	155,854
Parade Technologies, Ltd.	2,000	152,890
QUALCOMM, Inc.	13,289	2,430,159
Taiwan Semiconductor Manufacturing Co., Ltd.	45,039	1,001,156
		3,953,927
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	3,304	519,917
ASML Holding NV	739	594,583
Axcelis Technologies, Inc.†	850	63,376
Tokyo Electron, Ltd.	400	230,479
		1,408,355
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	679	11,203
Steel-Producers — 0.2%
BlueScope Steel, Ltd.	21,941	333,630
Evraz PLC	12,161	99,027
		432,657
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	349	5,793
Telecom Services — 0.0%
Aviat Networks, Inc.†	229	7,346
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	656	14,976
Cambium Networks Corp.†	501	12,841
Viavi Solutions, Inc.†	600	10,572
		38,389
Telephone-Integrated — 1.2%
AT&T, Inc.	11,951	293,995
KDDI Corp.	13,400	391,644
Koninklijke KPN NV	55,716	173,171
Shenandoah Telecommunications Co.	477	12,164
SoftBank Group Corp.	4,700	222,027
Verizon Communications, Inc.	31,471	1,635,233
		2,728,234
Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	119	98,495
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	168	4,570
Tobacco — 0.9%
Imperial Brands PLC	12,751	278,994
Philip Morris International, Inc.	16,820	1,597,900
Swedish Match AB	18,682	148,899
Universal Corp.	193	10,599
Vector Group, Ltd.	2,329	26,737
		2,063,129
Toys — 0.2%
Nintendo Co., Ltd.	900	419,760
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,171	12,284
Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	32	114,880
Dorian LPG, Ltd.	791	10,038
Genco Shipping & Trading, Ltd.	1,533	24,528
Nippon Yusen KK	4,200	319,847
Safe Bulkers, Inc.†	2,839	10,703
SFL Corp., Ltd.	2,416	19,690
Teekay Corp.†	1,794	5,633
		505,319
Transport-Rail — 0.7%
CSX Corp.	30,269	1,138,114
Union Pacific Corp.	1,684	424,250
		1,562,364
Transport-Services — 0.5%
Deutsche Post AG	6,999	450,531
Hub Group, Inc., Class A†	384	32,348
Matson, Inc.	608	54,738
Poste Italiane SpA*	4,357	57,244
Ryder System, Inc.	1,725	142,192
United Parcel Service, Inc., Class B	1,125	241,132
Yamato Holdings Co., Ltd.	5,100	119,841
		1,098,026
Transport-Truck — 0.1%
ArcBest Corp.	543	65,079
Covenant Logistics Group, Inc.†	356	9,409

110

Saia, Inc.†	236	79,539
		154,027
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	96	9,715
Water — 0.1%
California Water Service Group	505	36,289
SJW Group	263	19,252
Suez SA	3,678	82,952
		138,493
Web Portals/ISP — 3.0%
Alphabet, Inc., Class A†	2,239	6,486,473
NAVER Corp.	701	223,200
Yandex NV, Class A†	2,727	164,983
		6,874,656
Wire & Cable Products — 0.0%
Encore Wire Corp.	430	61,533
Total Common Stocks (cost $137,631,042)		178,752,934
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Truist Financial Corp. Series N 4.80% due 09/01/2024(3)	35,000	36,488
Banks-Super Regional — 0.1%
Fifth Third Bancorp Series H 5.10% due 06/30/2023(3)	13,000	13,215
Wells Fargo & Co. Series BB Jr. Sub. Notes 3.90% due 3/15/2026(3)	28,000	28,770
Wells Fargo & Co. Series U 5.88% due 06/15/2025(3)	120,000	131,100
		173,085
Diversified Banking Institutions — 0.2%
Bank of America Corp. Series JJ 5.13% due 06/20/2024(3)	45,000	47,081
Bank of America Corp. Series AA 6.10% due 03/17/2025(3)	87,000	94,287
Citigroup, Inc. 3.88% due 02/18/2026(3)	78,000	78,000
Goldman Sachs Group, Inc. Series U 3.65% due 08/10/2026(3)	36,000	35,640
JPMorgan Chase & Co. FRS 1.16% (3 ML+1.00%) due 05/15/2077	38,000	31,943
JPMorgan Chase & Co. Series KK 3.65% due 06/01/2026(3)	16,000	15,960
JPMorgan Chase & Co. Series HH 4.60% due 02/01/2025(3)	89,000	91,336
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(3)	16,000	16,880
		411,127
Diversified Manufacturing Operations — 0.0%
General Electric Co. Series D 3.45% due 03/15/2022(3)	25,000	24,875
Electric-Integrated — 0.0%
WEC Energy Group, Inc. FRS 2.27% (3 ML+2.11%) due 05/15/2067	71,000	65,941
Independent Power Producers — 0.0%
Vistra Corp. Sub. Notes 7.00% due 12/31/2099*(3)	5,000	5,064
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	52,000	54,160
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	45,000	55,340
Pipelines — 0.1%
Energy Transfer LP Series B 6.63% due 02/15/2028(3)	80,000	75,793
TransCanada Trust 5.30% due 03/15/2077	57,000	58,924
		134,717
Total Preferred Securities/Capital Securities (cost $933,531)		960,797
ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
AREIT Trust FRS Series 2021-CRE5, Class A 1.19% (1 ML + 1.08%) due 07/17/2026*(5)	96,000	95,767
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 1.00% due 11/10/2042*(4)(5)(6)	232,932	2
Barclays Commercial Mtg. Trust Series 2019-C3, Class C 4.18% due 05/15/2052(5)	171,000	180,692
Benchmark Mtg. Trust VRS Series 2018-B8, Class AS 4.53% due 01/15/2052(4)(5)	41,000	46,492
CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.39% due 08/10/2049(4)(5)(6)	253,937	12,869

111

CD Mtg. Trust VRS Series 2017-CD6, Class AM 3.71% due 11/13/2050(4)(5)	38,000	40,230
CD Mtg. Trust VRS Series 2017-CD5, Class C 4.16% due 08/15/2050(4)(5)	56,000	59,058
CD Mtg. Trust VRS Series 2017-CD6, Class C 4.26% due 11/13/2050(4)(5)	57,000	60,081
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.72% due 09/10/2045*(4)(5)(6)	199,077	957
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class AS 4.03% due 05/10/2047(5)	50,000	52,377
Citigroup Commercial Mtg. Trust VRS Series 2013-GC11, Class C 4.13% due 04/10/2046(4)(5)	82,000	83,796
Citigroup Commercial Mtg. Trust VRS Series 2015-P1, Class C 4.37% due 09/15/2048(4)(5)	37,000	38,157
Citigroup Commercial Mtg. Trust VRS Series 2018-C6, Class AS 4.64% due 11/10/2051(4)(5)	25,000	28,568
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(4)(5)	68,000	69,504
Citigroup Commercial Mtg. Trust VRS Series 2014-GC19, Class D 5.09% due 03/10/2047*(4)(5)	30,000	31,209
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 2.76% due 05/25/2035(4)(7)	8,125	8,253
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 0.86% due 12/10/2047(4)(5)(6)	348,612	7,420
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 0.91% due 08/10/2050(4)(5)(6)	436,933	5,613
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 0.95% due 08/10/2047(4)(5)(6)	476,620	9,707
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 0.96% due 05/10/2047(4)(5)(6)	259,754	4,840
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 0.99% due 11/10/2047(4)(5)(6)	518,378	11,727
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.00% due 08/10/2046(4)(5)(6)	184,764	2,461
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.09% due 08/10/2047(4)(5)(6)	269,374	5,969
Commercial Mtg. Trust VRS Series 2015-CR23, Class C 4.29% due 05/10/2048(4)(5)	59,000	61,556
Commercial Mtg. Trust Series 2013-LC6, Class AM 3.28% due 01/10/2046(5)	59,000	60,050
Commercial Mtg. Trust VRS Series 2013-CR6, Class D 4.09% due 03/10/2046*(4)(5)	36,000	35,144
Commercial Mtg. Trust VRS Series 2015-LC21, Class B 4.33% due 07/10/2048(4)(5)	127,000	134,884
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.44% due 12/10/2047(4)(5)	18,000	18,421
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(4)(5)	12,000	12,599
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.78% due 05/10/2047(4)(5)	165,000	171,374
Commercial Mtg. Trust VRS Series 2010-C1, Class D 5.99% due 07/10/2046*(4)(5)	78,000	78,928
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.55% due 02/15/2040*(4)(5)(6)	26,808	91
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.90% due 09/15/2039*(4)(5)(6)	149	1
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 0.82% due 04/15/2050(4)(5)(6)	933,049	19,016
CSAIL Commercial Mtg. Trust Series 2019-C17, Class AS 3.28% due 09/15/2052(5)	82,000	86,731
CSAIL Commercial Mtg. Trust VRS Series 2016-C7, Class AS 3.96% due 11/15/2049(4)(5)	64,000	68,344
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.26% due 04/15/2050(4)(5)	81,000	76,650
CSMC Trust VRS Series 2016-NXSR, Class C 4.46% due 12/15/2049(4)(5)	37,000	32,236
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.37% due 08/10/2044*(4)(5)	132,000	128,040
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.47% due 02/10/2046(4)(5)(6)	676,712	7,938
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(5)	98,000	99,665

112

GS Mtg. Securities Corp. Trust VRS Series 2012-GCJ9, Class C 4.45% due 11/10/2045*(4)(5)	130,000	132,037
GS Mtg. Securities Trust Series 2019-GC40, Class AS 3.41% due 07/10/2052(5)	53,000	56,425
GS Mtg. Securities Trust Series 2017-GS7, Class AS 3.66% due 08/10/2050(5)	34,000	36,119
GS Mtg. Securities Trust Series 2013-GC10, Class B 3.68% due 02/10/2046*(5)	32,000	32,518
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.69% due 06/10/2047(4)(5)	68,000	69,679
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.72% due 01/15/2047(4)(5)(6)	613,015	7,417
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.55% due 09/15/2047(4)(5)	19,000	18,473
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C19, Class C 4.65% due 04/15/2047(4)(5)	12,000	12,515
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class B 4.93% due 11/15/2045(4)(5)	38,000	39,836
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.19% due 11/15/2045(4)(5)	105,000	109,635
JPMorgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(5)	22,000	22,342
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.10% due 07/15/2045(4)(5)	50,000	51,080
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(5)	19,000	19,129
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2014-C20, Class B 4.40% due 07/15/2047(4)(5)	135,000	140,828
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C16, Class C 5.01% due 12/15/2046(4)(5)	33,000	34,401
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.12% due 05/15/2045(4)(5)	57,000	55,696
Legacy Mtg. Asset Trust Series 2020-GS5, Class A1 3.25% due 06/25/2060*(7)	127,285	128,680
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.82% due 07/15/2045*(4)(5)(6)	1,640	0
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.05% due 08/15/2047(4)(5)(6)	92,467	1,647
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C8, Class B 3.53% due 12/15/2048(4)(5)	33,000	33,526
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(5)	69,000	69,900
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.48% due 08/15/2047(4)(5)	85,000	87,705
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C5, Class E 4.64% due 08/15/2045*(4)(5)	67,000	67,211
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C13, Class B 4.74% due 11/15/2046(4)(5)	53,000	55,469
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C12, Class C 4.76% due 10/15/2046(4)(5)	55,000	54,654
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C14, Class C 5.05% due 02/15/2047(4)(5)	72,000	75,600
Morgan Stanley Capital I Trust Series 2016-BNK2, Class AS 3.28% due 11/15/2049(5)	42,000	43,818
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.89% due 11/15/2049(4)(5)	42,000	41,616
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class D 5.09% due 07/15/2049*(4)(5)	43,000	43,421
Shelter Growth CRE Issuer, Ltd. FRS Series 2021-FL3, Class A 1.19% (1 ML + 1.08%) due 09/15/2036*(5)	71,694	71,419
Towd Point Mtg. Trust FRS Series 2018-SL1, Class A 0.70% (1 ML+0.60%) due 01/25/2046*	29,048	29,027

113

UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.05% due 08/10/2049*(4)(5)	25,000	25,436
UBS Commercial Mtg. Trust VRS Series 2012-C1, Class C 5.52% due 05/10/2045*(4)(5)	55,000	55,270
Verus Securitization Trust VRS Series 2020-INV1, Class A1 1.98% due 03/25/2060*(4)(7)	42,889	42,998
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.02% (1 ML+0.92%) due 10/25/2044(7)	16,522	16,020
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(5)	83,000	84,485
Wells Fargo Commercial Mtg. Trust Series 2020-C58, Class C 3.16% due 07/15/2053(5)	46,000	45,690
Wells Fargo Commercial Mtg. Trust VRS Series 2020-C57, Class C 4.02% due 08/15/2053(4)(5)	82,000	90,338
Wells Fargo Commercial Mtg. Trust Series 2019-C50, Class B 4.19% due 05/15/2052(5)	50,000	54,300
Wells Fargo Commercial Mtg. Trust Series 2019-C49, Class AS 4.24% due 03/15/2052(5)	29,000	32,176
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.76% due 10/15/2045*(4)(5)	34,000	34,333
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.13% due 03/15/2045*(4)(5)(6)	185,905	1,553
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.48% due 12/15/2045*(4)(5)(6)	152,469	1,407
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.85% due 11/15/2045*(4)(5)(6)	93,970	669
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(5)	93,000	94,164
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	63,000	64,091
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(5)	31,000	31,270
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class C 4.32% due 03/15/2048(4)(5)	65,000	66,238
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.35% due 12/15/2045(4)(5)	18,000	16,136
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(4)(5)	67,000	69,909
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.79% due 06/15/2045*(4)(5)	55,000	29,927
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.81% due 11/15/2045*(4)(5)	51,000	50,849
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.42% due 03/15/2044*(4)(5)	31,865	15,206
WF-RBS Commercial Mtg. Trust Series 2012-C6, Class B 4.70% due 04/15/2045(5)	21,571	21,584
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class B 4.72% due 03/15/2047(4)(5)	86,000	89,259
Total Asset Backed Securities (cost $4,983,146)		4,622,548
U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	10,000	9,466
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	20,000	17,400
Total U.S. CONVERTIBLE BONDS & NOTES (cost $24,608)		26,866
U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	72,000	82,617
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.50% due 06/01/2029*	20,000	21,350
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	15,000	16,050
		37,400
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 4.88% due 05/01/2025	45,000	49,253
Boeing Co. Senior Notes 5.93% due 05/01/2060	21,000	29,250

114

Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	41,000	43,912
		122,415
Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc. Senior Notes 3.00% due 01/15/2029	40,000	40,039
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	31,000	29,622
L3Harris Technologies, Inc. Senior Notes 4.40% due 06/15/2028	18,000	20,219
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	10,000	9,967
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029	15,000	15,064
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	20,000	20,600
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	25,000	25,984
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	10,000	10,273
		171,768
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	89,000	107,346
Airlines — 0.0%
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	5,000	5,214
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	5,000	5,156
		10,370
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,471
Kontoor Brands, Inc. Company Guar. Notes 4.13% due 11/15/2029*	20,000	20,000
Levi Strauss & Co. Senior Notes 3.50% due 03/01/2031*	25,000	25,491
		55,962
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	10,471
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	31,000	33,047
ServiceNow, Inc. Senior Notes 1.40% due 09/01/2030	49,000	45,660
		89,178
Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	25,000	27,963
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	30,000	30,720
Ford Motor Co. Senior Notes 4.00% due 11/13/2030	200,000	215,160
General Motors Co. Senior Notes 5.20% due 04/01/2045	14,000	17,373
General Motors Co. Senior Notes 5.95% due 04/01/2049	35,000	48,058
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	11,000	11,884
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	14,019
PM General Purchaser LLC Senior Sec. Notes 9.50% due 10/01/2028*	20,000	20,263
		385,440
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	10,000	9,750
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,830
		30,580
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,045
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	11,000	11,619
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	164,000	180,667
		194,331

115

Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 6.63% due 01/15/2027*	10,000	9,775
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	10,125
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	12,000	12,285
		32,185
Banks-Super Regional — 0.1%
US Bancorp Sub. Notes 2.49% due 11/03/2036	80,000	79,787
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 2.25% due 03/15/2031	27,000	26,636
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	18,000	19,048
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	21,000	23,901
		69,585
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	18,000	22,061
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	13,000	15,143
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	20,000	27,759
		64,963
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	10,000	10,348
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	20,000	10,000
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	32,299	34,054
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	10,000	10,100
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	15,000	16,162
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	10,000	10,688
		91,352
Building & Construction Products-Misc. — 0.0%
Builders FirstSource, Inc. Company Guar. Notes 4.25% due 02/01/2032*	10,000	10,400
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	11,000	11,605
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	5,000	4,975
Louisiana-Pacific Corp. Senior Notes 3.63% due 03/15/2029*	15,000	15,299
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	5,000	4,817
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	10,000	10,201
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	15,000	15,441
		72,738
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	15,000	15,075
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	5,125
Jeld-Wen, Inc. Senior Sec. Notes 6.25% due 05/15/2025*	10,000	10,450
		15,575
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	10,000	10,550
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	5,000	4,995
Great Lakes Dredge & Dock Corp. Company Guar. Notes 5.25% due 06/01/2029*	10,000	10,300
		15,295

116

Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	18,000	19,121
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	85,000	96,254
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	28,419
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	5,000	5,500
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	5,000	5,587
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	5,000	5,444
		160,325
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	5,000	5,116
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	10,000	10,287
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	15,000	15,600
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	95,000	102,518
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	10,000	10,302
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	42,000	40,752
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	17,000	18,225
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	31,000	37,113
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	40,000	54,777
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	34,000	35,233
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	8,000	7,768
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	7,000	7,467
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	158,000	169,343
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	57,000	66,285
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	3,000	4,314
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	44,000	41,237
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	27,000	28,671
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	18,000	19,348
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	79,040
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	10,000	10,233
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029	20,000	18,200
DISH DBS Corp. Senior Sec. Notes 5.25% due 12/01/2026*	10,000	10,154
DISH DBS Corp. Senior Sec. Notes 5.75% due 12/01/2028*	15,000	15,150
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	10,263
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	10,000	10,550
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 09/01/2031*	115,000	112,752
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	25,000	25,140

117

Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	71,000	73,793
		1,039,631
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	5,000	5,100
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	20,000	20,400
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	2,000	2,143
Full House Resorts, Inc. Senior Sec. Notes 8.25% due 02/15/2028*	20,000	21,000
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	15,000	15,086
Station Casinos LLC Senior Notes 4.63% due 12/01/2031*	5,000	5,041
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	20,000	20,446
		99,166
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029*	5,000	5,000
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	15,000	18,009
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	53,000	58,366
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	45,000	44,824
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 02/15/2029	10,000	9,850
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	10,000	9,876
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	79,000	85,602
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	7,000	7,666
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,029
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	25,000	26,312
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	5,000	5,203
		270,737
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 1.40% due 08/05/2026	25,000	24,407
LSF11 A5 HoldCo LLC Senior Notes 6.63% due 10/15/2029*	25,000	24,625
SCIH Salt Holdings, Inc. Senior Sec. Notes 4.88% due 05/01/2028*	5,000	4,800
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	10,000	9,350
Westlake Chemical Corp. Senior Notes 2.88% due 08/15/2041	30,000	29,272
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	60,000	58,011
		150,465
Chemicals-Specialty — 0.2%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,875
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	85,000	94,037
Ingevity Corp. Company Guar. Notes 3.88% due 11/01/2028*	15,000	14,606
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050*	13,000	13,670
International Flavors & Fragrances, Inc. Senior Notes 2.30% due 11/01/2030*	23,000	22,578
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	42,000	47,582
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 4.25% due 12/15/2025*	20,000	20,702

118

Tronox, Inc. Company Guar. Notes 4.63% due 03/15/2029*	30,000	29,963
WR Grace Holdings LLC Senior Sec. Notes 4.88% due 06/15/2027*	10,000	10,271
WR Grace Holdings LLC Senior Sec. Notes 5.63% due 10/01/2024*	25,000	26,316
WR Grace Holdings LLC Senior Notes 5.63% due 08/15/2029*	15,000	15,356
		330,956
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	15,000	14,906
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	27,000	29,229
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	10,000	9,837
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.75% due 07/15/2031*	10,000	9,875
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,325
		30,037
Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	16,000	16,306
I Markit, Ltd. Senior Notes 4.75% due 08/01/2028	21,000	24,334
Moody’s Corp. Senior Bonds 2.55% due 08/18/2060	35,000	30,845
S&P Global, Inc. Company Guar. Notes 1.25% due 08/15/2030	13,000	12,143
Sabre GLBL, Inc. Senior Sec. Notes 9.25% due 04/15/2025*	20,000	22,600
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	15,000	15,540
Square, Inc. Senior Notes 3.50% due 06/01/2031*	77,000	78,925
		200,693
Computer Data Security — 0.0%
Crowdstrike Holdings, Inc. Company Guar. Notes 3.00% due 02/15/2029	15,000	14,813
Computer Services — 0.0%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	25,000	24,813
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	5,000	5,175
		29,988
Computer Software — 0.0%
Twilio, Inc. Company Guar. Notes 3.63% due 03/15/2029	15,000	15,132
Twilio, Inc. Company Guar. Notes 3.88% due 03/15/2031	10,000	10,097
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. Company Guar. Notes 3.88% due 02/01/2029*	25,000	24,785
		50,014
Computers — 0.1%
Apple, Inc. Senior Notes 2.80% due 02/08/2061	197,000	196,474
Apple, Inc. Senior Notes 4.38% due 05/13/2045	40,000	50,602
Dell International LLC/EMC Corp. Senior Notes 8.35% due 07/15/2046	3,000	5,001
		252,077
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	15,000	15,000
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	10,000	10,767
		25,767
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	5,000	5,055

119

Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	20,000	20,448
		25,503
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 3.88% due 03/15/2031*	15,000	14,812
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	10,000	10,488
		25,300
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	30,000	30,275
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	15,000	15,038
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	25,000	30,156
Mauser Packaging Solutions Holding Co. Senior Sec. Notes 8.50% due 04/15/2024*	5,000	5,163
		80,632
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Senior Sec. Notes 1.57% due 01/15/2026	42,000	41,098
Berry Global, Inc. Senior Sec. Notes 1.65% due 01/15/2027	56,000	54,706
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	10,000	9,925
Graphic Packaging International LLC Company Guar. Notes 3.75% due 02/01/2030*	10,000	10,107
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	5,000	4,962
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,411
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	28,000	38,853
		161,062
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	3,000	3,165
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	20,000	21,615
Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	5,000	4,982
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	15,000	15,205
		20,187
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	5,000	5,116
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	10,000	9,975
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	20,000	20,870
		35,961
Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	62,000	62,221
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	56,000	60,439
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	149,000	166,238
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	30,000	30,532
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	45,000	48,389
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	68,000	75,594
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	13,000	18,470
JPMorgan Chase & Co. Senior Notes 2.08% due 04/22/2026	11,000	11,169
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	33,000	34,202

120

JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	27,000	28,141
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	134,000	157,707
		693,102
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Senior Notes 4.63% due 05/15/2030*	10,000	10,250
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,400
		20,650
Drug Delivery Systems — 0.0%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	42,000	43,516
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	40,000	38,805
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	31,000	37,714
		76,519
E-Commerce/Services — 0.1%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	60,000	70,041
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	10,000	9,712
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	5,000	5,050
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	10,000	10,404
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	6,000	6,240
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	10,000	10,025
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	20,000	21,100
		132,572
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	15,000	16,444
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	32,141
Electric-Generation — 0.1%
Vistra Operations Co., LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	36,049
Vistra Operations Co., LLC Senior Sec. Notes 4.30% due 07/15/2029*	33,000	35,320
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,378
Vistra Operations Co., LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	25,816
Vistra Operations Co., LLC Company Guar. Notes 5.63% due 02/15/2027*	10,000	10,300
		117,863
Electric-Integrated — 0.2%
AES Corp. Senior Notes 2.45% due 01/15/2031	56,000	54,621
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	42,000	46,833
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	25,665
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,995
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	14,000	15,831
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	41,000	44,360
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	9,000	9,416
IPALCO Enterprises, Inc. Senior Sec. Notes 4.25% due 05/01/2030	57,000	62,615
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	14,000	13,525
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	15,000	15,245
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 03/15/2027	5,000	5,082

121

Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	20,000	21,851
PacifiCorp 1st Mtg. Notes 2.70% due 09/15/2030	17,000	17,520
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	20,891
		360,450
Electric-Transmission — 0.0%
American Transmission Systems Inc Senior Notes 2.65% due 01/15/2032*	20,000	20,209
Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	51,000	50,995
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	129,000	143,213
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025	20,000	20,773
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	24,000	25,018
		239,999
Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	30,000	30,738
Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc. Senior Sec. Notes 5.88% due 06/01/2028*	5,000	5,138
Enterprise Software/Service — 0.1%
Boxer Parent Co., Inc. Senior Sec. Notes 7.13% due 10/02/2025*	5,000	5,244
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	15,000	15,637
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	20,000	20,310
Oracle Corp. Senior Notes 3.65% due 03/25/2041	85,000	86,174
Oracle Corp. Senior Notes 3.95% due 03/25/2051	15,000	15,629
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	25,000	24,390
salesforce.com, Inc. Senior Notes 2.90% due 07/15/2051	51,000	52,113
salesforce.com, Inc. Senior Notes 3.05% due 07/15/2061	71,000	73,367
		292,864
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	51,000	72,267
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	20,000	19,750
		92,017
Finance-Consumer Loans — 0.0%
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	10,000	9,834
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	15,000	16,309
		26,143
Finance-Credit Card — 0.0%
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	42,000	39,808
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	16,000	17,404
		57,212
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	20,000	20,467
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	29,000	29,717
		50,184
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	45,000	46,010
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	61,000	67,335
		113,345
Finance-Mortgage Loan/Banker — 0.1%
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	10,000	9,275
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	5,000	4,938

122

Nationstar Mortgage Holdings, Inc. Company Guar. Notes 5.50% due 08/15/2028*	15,000	15,300
Nationstar Mortgage Holdings, Inc. Company Guar. Notes 5.75% due 11/15/2031*	20,000	19,900
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	20,000	20,550
PennyMac Financial Services, Inc. Company Guar. Notes 5.75% due 09/15/2031*	10,000	10,100
PHH Mortgage Corp. Senior Sec. Notes 7.88% due 03/15/2026*	25,000	25,848
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	15,262
		121,173
Finance-Other Services — 0.1%
Coinbase Global, Inc. Company Guar. Notes 3.38% due 10/01/2028*	10,000	9,338
Coinbase Global, Inc. Company Guar. Notes 3.63% due 10/01/2031*	10,000	9,200
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	20,000	19,183
Intercontinental Exchange, Inc. Senior Bonds 2.65% due 09/15/2040	57,000	55,271
		92,992
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	9,000	9,417
Kraft Heinz Foods Co. Company Guar. Notes 3.88% due 05/15/2027	14,000	15,131
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	49,000	57,460
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	42,000	52,828
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	15,000	18,359
Lamb Weston Holdings, Inc. Company Guar. Notes 4.13% due 01/31/2030*	20,000	20,524
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	10,000	10,825
		184,544
Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	15,000	15,741
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	5,000	5,399
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*	15,000	16,012
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	25,000	25,719
		62,871
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 4.25% due 05/15/2029*	15,000	14,925
Service Corp. International Senior Notes 3.38% due 08/15/2030	10,000	9,827
Service Corp. International Senior Notes 4.00% due 05/15/2031	10,000	10,125
Service Corp. International Senior Notes 4.63% due 12/15/2027	14,000	14,612
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,450
		70,939
Gambling (Non-Hotel) — 0.0%
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	5,000	5,050
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	5,000	5,325
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	20,000	22,300
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Company Guar. Notes 5.13% due 10/01/2029*	20,000	20,300
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. Senior Notes 7.75% due 04/15/2025*	5,000	5,244
		58,219

123

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.38% due 02/01/2032*	10,000	9,975
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	25,000	26,063
		36,038
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	20,000	19,000
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	35,000	33,863
		52,863
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	15,000	16,354
Newell Brands, Inc. Senior Notes 4.88% due 06/01/2025	10,000	10,900
		27,254
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	20,000	20,600
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	25,000	25,875
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	5,000	5,000
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	10,260
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	62,000	64,702
NRG Energy, Inc. Company Guar. Notes 3.88% due 02/15/2032*	60,000	58,800
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	10,000	10,888
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	5,000	5,357
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	2,000	2,079
		182,961
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	63,000	62,843
Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	20,000	20,750
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029*	5,000	5,050
HUB International, Ltd. Senior Notes 5.63% due 12/01/2029*	5,000	5,151
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	20,000	20,550
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	27,000	30,803
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,075
		92,379
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	21,000	23,186
CNO Financial Group, Inc. Senior Notes
5.25% due 05/30/2029	15,000	17,240
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	21,000	31,403
		71,829
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	72,000	80,065
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	14,000	13,849
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	35,000	41,998
		55,847
Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	85,000	94,137
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	17,100

124

Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	32,000	37,320
Netflix, Inc. Senior Notes 5.38% due 11/15/2029*	5,000	5,938
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	47,000	56,518
		211,013
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	25,000	24,978
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	10,000	10,062
		35,040
Investment Companies — 0.1%
Ares Capital Corp. Senior Notes 3.88% due 01/15/2026	92,000	97,005
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 4.38% due 02/01/2029	10,000	9,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	15,000	15,413
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	25,000	26,031
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,025
		158,224
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	15,000	15,562
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	21,000	24,915
		40,477
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 3.10% due 03/01/2030	10,000	10,399
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	40,000	45,115
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	10,000	10,275
		65,789
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Notes 4.13% due 11/15/2028*	10,000	10,100
Machinery-Farming — 0.0%
OT Merger Corp. Senior Notes 7.88% due 10/15/2029*	25,000	24,594
Machinery-General Industrial — 0.0%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	31,000	31,476
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,325
		52,801
Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	15,000	16,313
Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	10,000	10,100
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	10,000	10,246
		20,346
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes
2.60% due 08/19/2026	8,000	8,344
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	32,000	41,083
		49,427
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	113,000	120,932
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	20,000	18,997
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	113,000	123,852
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	5,000	4,934

125

Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	58,000	64,404
		333,119
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027	35,000	35,227
Medical-HMO — 0.1%
Centene Corp. Senior Notes 3.00% due 10/15/2030	10,000	10,165
Centene Corp. Senior Notes 4.63% due 12/15/2029	30,000	32,354
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	2,000	1,988
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	62,000	69,155
		113,662
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	5,000	5,292
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	15,000	15,525
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	10,000	9,700
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	15,000	15,281
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	15,000	15,769
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	5,000	5,284
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	5,000	5,116
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	49,000	53,965
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	16,000	18,002
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	15,000	16,856
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	14,000	18,376
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	20,000	20,310
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	4,000	4,050
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	30,000	30,814
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	30,000	31,238
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	10,000	10,350
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	5,000	5,262
		281,190
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	15,000	12,844
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	10,000	10,100
		22,944
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc. Company Guar. Notes 4.50% due 03/31/2029*	25,000	25,625
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	20,000	19,410
Roller Bearing Co. of America, Inc. Senior Sec. Notes 4.38% due 10/15/2029*	5,000	5,100
		24,510
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	5,000	5,044
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	5,000	4,969
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	10,000	10,512
		20,525
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	20,000	20,975
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	10,000	10,725

126

Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	6,285
		37,985
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	82,000	79,495
Metal-Iron — 0.0%
TMS International Corp. Senior Notes 6.25% due 04/15/2029*	20,000	19,900
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.50% due 04/15/2029*	10,000	10,175
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044	28,000	35,946
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045	3,000	5,386
		41,332
Non-Hazardous Waste Disposal — 0.0%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	30,000	29,850
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	15,000	13,796
Nabors Industries, Inc. Company Guar. Notes 9.00% due 02/01/2025*	4,000	4,120
		17,916
Oil Companies-Exploration & Production — 0.4%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	5,000	6,655
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	8,000	8,880
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	6,000	6,831
Apache Corp. Senior Notes 4.38% due 10/15/2028	10,000	10,894
Apache Corp. Senior Notes 4.63% due 11/15/2025	5,000	5,369
Apache Corp. Senior Notes 4.88% due 11/15/2027	5,000	5,450
Apache Corp. Senior Notes 5.10% due 09/01/2040	10,000	11,300
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	20,000	19,700
Callon Petroleum Co. Company Guar. Notes 8.00% due 08/01/2028*	15,000	15,150
Callon Petroleum Co. Sec. Notes 9.00% due 04/01/2025*	10,000	10,800
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	20,000	19,600
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	25,000	25,500
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	20,000	20,500
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	15,000	16,249
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	5,000	5,484
Continental Resources, Inc. Company Guar. Notes
2.88% due 04/01/2032*	120,000	117,391
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	15,000	16,216
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	15,000	16,624
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	20,000	23,552
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	4,000	4,125
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	10,000	10,375
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	10,000	12,574
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	15,000	21,038
Devon Financing Co. LLC Senior Notes 7.88% due 09/30/2031	10,000	14,161
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	49,000	51,707

127

Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	20,000	20,775
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	25,000	26,482
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	10,000	10,580
EQT Corp. Senior Notes 7.50% due 02/01/2030	10,000	12,850
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	10,000	10,475
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	5,000	6,093
Occidental Petroleum Corp. Senior Notes 6.20% due 03/15/2040	71,000	87,330
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	31,875
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	10,000	12,375
Ovintiv, Inc. Company Guar. Notes 7.38% due 11/01/2031	10,000	13,049
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	20,000	20,600
SM Energy Co Senior Notes 6.50% due 07/15/2028	15,000	15,525
SM Energy Co. Senior Notes 6.63% due 01/15/2027	10,000	10,300
SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	10,275
SM Energy Co. Sec. Notes 10.00% due 01/15/2025*	5,000	5,500
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	30,000	31,725
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	20,000	21,430
		823,364
Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	16,000	16,924
Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	20,000	19,025
Oil-Field Services — 0.0%
ChampionX Corp. Company Guar. Notes 6.38% due 05/01/2026	7,000	7,280
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	15,000	15,600
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	10,000	10,563
		33,443
Oil-U.S. Royalty Trusts — 0.0%
Viper Energy Partners LP Company Guar. Notes 5.38% due 11/01/2027*	20,000	20,650
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	7,000	11,439
Mercer International, Inc. Senior Notes 5.13% due 02/01/2029	15,000	15,321
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	15,000	15,187
		41,947
Pharmacy Services — 0.0%
Option Care Health, Inc. Company Guar. Notes 4.38% due 10/31/2029*	5,000	5,013
Pipelines — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	10,000	11,020
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	5,000	5,096
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	5,000	5,037
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	5,000	4,906

128

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	62,000	69,997
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	39,000	39,390
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031	15,000	15,750
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	10,000	11,300
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	26,725
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	5,000	5,119
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	5,000	5,200
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	42,981
Energy Transfer LP/Regency Energy Finance Corp. Senior Notes 4.50% due 11/01/2023	9,000	9,429
Energy Transfer Operating LP Senior Notes 2.90% due 05/15/2025	23,000	23,742
Energy Transfer Operating LP Senior Notes 5.88% due 01/15/2024	37,000	39,827
Energy Transfer Operating LP Senior Notes 6.50% due 02/01/2042	2,000	2,583
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	20,000	20,800
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	76,000	79,318
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	21,000	23,849
Global Partners LP/GLP Finance Corp. Company Guar. Notes 6.88% due 01/15/2029	5,000	5,236
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030*	5,000	4,963
Hess Midstream Operations LP Company Guar. Notes 5.63% due 02/15/2026*	20,000	20,600
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	10,000	10,412
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	25,000	24,906
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	6,000	7,318
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	33,749
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	10,000	10,400
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	50,000	54,807
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	24,000	26,971
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	19,825
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	15,000	15,031
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 7.50% due 10/01/2025*	5,000	5,412
Venture Global Calcasieu Pass LLC Senior Sec. Notes
3.88% due 11/01/2033*	10,000	10,502
		692,201
Pollution Control — 0.0%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	10,000	10,025
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	20,000	20,000
		30,025
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	10,000	9,165
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	31,000	34,069
Protection/Safety — 0.0%
ADT Security Corp. Senior Sec. Notes 4.13% due 08/01/2029*	15,000	14,775

129

Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	10,000	9,645
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	15,000	15,637
		40,057
Publishing-Books — 0.0%
Cengage Learning, Inc. Senior Notes 9.50% due 06/15/2024*	20,000	20,125
Mav Acquisition Corp. Senior Sec. Notes 5.75% due 08/01/2028*	20,000	19,800
Mav Acquisition Corp. Senior Notes 8.00% due 08/01/2029*	25,000	24,809
		64,734
Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	15,000	15,150
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,112
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	20,000	21,177
		26,289
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	20,000	20,400
Radio — 0.1%
Beasley Mezzanine Holdings LLC Senior Sec. Notes 8.63% due 02/01/2026*	25,000	24,688
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	14,838
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	20,000	19,539
Spanish Broadcasting System, Inc. Senior Sec. Notes 9.75% due 03/01/2026*	15,000	15,431
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	15,000	15,919
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	20,000	20,600
		111,015
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 2.70% due 04/15/2031	117,000	117,488
American Tower Corp. Senior Notes 2.75% due 01/15/2027	14,000	14,438
American Tower Corp. Senior Notes 2.90% due 01/15/2030	40,000	41,032
Blackstone Mtg. Trust, Inc. Senior Sec. Notes 3.75% due 01/15/2027*	15,000	14,946
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	20,000	21,499
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	41,000	44,644
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	7,000	8,610
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	76,000	85,725
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	68,000	71,541
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes
3.25% due 01/15/2032	25,000	25,135
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,953
iStar, Inc. Senior Notes 4.25% due 08/01/2025	20,000	20,450
iStar, Inc. Senior Notes 4.75% due 10/01/2024	15,000	15,563
iStar, Inc. Senior Notes 5.50% due 02/15/2026	15,000	15,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	15,000	15,098
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	10,000	10,250

130

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	5,000	5,050
Prologis LP Senior Notes 2.25% due 04/15/2030	14,000	14,085
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	5,000	5,419
Starwood Property Trust, Inc. Senior Notes 3.75% due 12/31/2024*	5,000	5,052
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	10,000	10,400
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	28,000	39,434
		612,337
Real Estate Management/Services — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 5.75% due 01/15/2029*	15,000	15,375
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	55,000	74,688
NESCO Holdings II, Inc. Sec. Notes 5.50% due 04/15/2029*	20,000	20,650
PECF USS Intermediate Holding III Corp. Senior Notes 8.00% due 11/15/2029*	30,000	31,065
		126,403
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,525
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	16,019
		31,544
Retail-Apparel/Shoe — 0.0%
Victoria’s Secret & Co. Company Guar. Notes 4.63% due 07/15/2029*	10,000	10,225
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	5,000	5,094
AutoNation, Inc. Senior Notes 2.40% due 08/01/2031	30,000	28,969
		34,063
Retail-Building Products — 0.0%
BCPE Ulysses Intermediate, Inc. Senior Notes 7.75% due 04/01/2027*(15)	15,000	14,813
Beacon Roofing Supply, Inc. Company Guar. Notes 4.13% due 05/15/2029*	5,000	4,997
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	15,000	15,531
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	15,000	14,831
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	20,000	20,850
		71,022
Retail-Drug Store — 0.0%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	7,000	7,196
Rite Aid Corp. Senior Sec. Notes 8.00% due 11/15/2026*	10,000	10,200
		17,396
Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	10,000	11,325
L Brands, Inc. Company Guar. Notes
6.75% due 07/01/2036	10,000	12,350
L Brands, Inc. Company Guar. Notes 7.50% due 06/15/2029	15,000	17,075
L Brands, Inc. Company Guar. Notes 9.38% due 07/01/2025*	3,000	3,660
		44,410
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	40,000	41,100
Retail-Restaurants — 0.0%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,000
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	10,000	10,400
IRB Holding Corp. Senior Sec. Notes 7.00% due 06/15/2025*	10,000	10,580

131

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,337
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	10,000	9,963
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	10,000	10,825
		77,105
Software Tools — 0.0%
Vmware, Inc. Senior Notes 2.20% due 08/15/2031	54,000	53,018
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 6.63% due 01/31/2029*	12,000	12,975
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	20,000	22,400
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	10,000	10,575
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	25,000	26,000
		58,975
Telecommunication Equipment — 0.0%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	10,000	10,269
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	8,000	8,000
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	10,000	10,300
Plantronics, Inc. Company Guar. Notes 4.75% due 03/01/2029*	15,000	14,306
		42,875
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	68,000	65,791
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	81,000	79,333
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	64,000	64,489
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	48,000	53,962
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	7,000	8,480
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	10,000	9,500
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	5,000	4,950
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	10,000	10,200
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	275,975
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	44,275
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	18,000	18,180
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	47,000	51,181
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	91,000	103,456
		789,772
Television — 0.0%
Gray Escrow II, Inc. Company Guar. Notes 5.38% due 11/15/2031*	20,000	20,575
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	10,000	9,987
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	5,000	5,081
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	10,000	10,506
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	10,000	9,475
		55,624
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Senior Sec. Notes 10.50% due 04/15/2025*	5,000	5,325
AMC Entertainment Holdings, Inc. Sec. Notes 12.00% due 06/15/2026*	10,000	9,885
Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*	20,000	19,500

132

Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*	5,000	5,063
Cinemark USA, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	5,000	5,300
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,050
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	10,000	10,325
Live Nation Entertainment, Inc. Senior Sec. Notes 6.50% due 05/15/2027*	10,000	10,937
		71,385
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	20,850
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	5,000	5,127
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	15,000	15,544
		20,671
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	10,000	9,987
Transport-Rail — 0.0%
Watco Cos. LLC/Finance Co. Senior Notes 6.50% due 06/15/2027*	40,000	41,600
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	13,000	13,782
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 5.90% due 08/28/2028	15,000	17,400
Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	19,000	19,589
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	39,000	34,931
		54,520
Total U.S. Corporate Bonds & Notes (cost $14,122,104)		14,651,728
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Oil & Gas Drilling— 0.0%
Transocean, Inc.
Company Guar. Notes 0.50% due 01/30/2023 (cost $8,098)	9,000	8,066
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 6.00% due 02/15/2028*	5,000	5,015
Bombardier, Inc. Senior Notes 7.13% due 06/15/2026*	10,000	10,374
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	20,000	20,725
		36,114
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	11,000	11,587
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	33,000	37,257
		48,844
Airlines — 0.0%
American Airlines, Inc./Aadvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	15,000	15,598
American Airlines, Inc./Aadvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	15,000	16,014
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*	25,000	27,317
		58,929
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	9,000	9,428
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,900
		25,328

133

Banks-Commercial — 0.2%
ABN AMRO Bank NV Sub. Notes 3.32% due 03/13/2037*	200,000	200,063
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	14,000	15,027
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	38,000	42,161
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	16,000	17,197
Westpac Banking Corp. Sub. Notes 2.96% due 11/16/2040	31,000	30,491
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	42,000	49,227
		354,166
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	49,000	59,571
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 3.50% due 02/15/2030*	10,000	9,887
Masonite International Corp. Company Guar. Notes 5.38% due 02/01/2028*	5,000	5,244
		15,131
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC Senior Notes 5.00% due 06/15/2029*	20,000	20,014
Brookfield Residential Properties, Inc./Brookfield Residential US LLC Company Guar. Notes 6.25% due 09/15/2027*	15,000	15,657
Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	5,000	5,175
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	20,000	20,369
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	20,000	21,035
		82,250
Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	35,000	36,050
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.25% due 05/15/2029*	5,000	5,020
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	20,000	20,400
		25,420
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	15,000	15,239
Commercial Services-Finance — 0.0%
I Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	8,000	8,646
I Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	47,000	51,171
		59,817
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	10,000	10,925
Containers-Paper/Plastic — 0.0%
Intelligent Packaging Holdco Issuer LP Senior Notes 9.00% due 01/15/2026*(15)	10,000	10,400
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC Senior Sec. Notes
6.00% due 09/15/2028*	15,000	15,413
		25,813
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	31,000	33,342
Diversified Banking Institutions — 0.2%
Banco Santander SA Sub. Notes 3.23% due 11/22/2032	200,000	200,420
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	150,000	149,979
		350,399
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	7,000	9,222
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	15,000	15,319
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	10,000	10,175

134

goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	5,000	5,138
		15,313
Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	22,864
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	71,000	79,032
Machinery-Pumps — 0.0%
Husky III Holding, Ltd. Senior Notes 13.00% due 02/15/2025*(15)	20,000	21,000
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	5,000	5,075
		26,075
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	15,000	15,338
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	10,000	8,825
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	10,000	9,502
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	14,850
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	5,000	4,900
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Sec. Notes 10.00% due 04/15/2025*(12)(14)	19,000	18,335
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	41,000	41,819
		113,569
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 4.50% due 04/01/2026*	5,000	5,000
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	5,000	5,300
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	15,000	15,600
		25,900
Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. Senior Sec. Notes 3.50% due 09/01/2028*	10,000	9,850
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	5,000	4,900
GFL Environmental, Inc. Company Guar. Notes 4.75% due 06/15/2029*	5,000	5,044
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*	15,000	15,600
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	40,000	43,291
		78,685
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	10,000	9,250
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,096
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	20,350
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	6,700	6,549
Transocean Poseidon, Ltd. Senior Sec. Notes
6.88% due 02/01/2027*	15,000	14,494
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	15,000	14,700
		70,439
Oil Companies-Exploration & Production — 0.0%
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	25,000	25,762
EnCana Corp. Company Guar. Notes 6.63% due 08/15/2037	5,000	6,556
Ovintiv, Inc. Company Guar. Notes 6.50% due 08/15/2034	5,000	6,441
		38,759
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	13,599

135

Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	42,000	55,191
		68,790
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	13,000	14,295
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	5,000	5,204
		19,499
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	42,000	43,425
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	40,000	42,880
		86,305
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	15,000	15,191
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	15,000	14,738
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	5,000	5,100
		35,029
Security Services — 0.0%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	15,000	14,325
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	22,000	23,720
		38,045
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	12,000	16,532
Total Foreign Corporate Bonds & Notes (cost $1,923,457)		1,996,715

LOANS(8)(9)(10) — 0.2%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL-B 3.63% (3 ML +3.50%) due 08/21/2026	24,500	24,129
Airlines — 0.0%
AAdvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	5,000	5,176
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028	14,925	14,940
		20,116
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.60% (1 ML +3.50%) due 04/08/2028	9,950	9,939
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 3.75% (1 ML+3.25%) due 05/01/2026	13,374	13,368
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL 3.25% (3 ML+2.50%) due 05/05/2024	5,570	5,567
CP Atlas Buyer, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 11/23/2027	25,807	25,655
		31,222
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%)
due 06/21/2024	4,812	4,702
Cable/Satellite TV — 0.0%
DirecTV Financing LLC FRS BTL 5.75% (3 ML +5.00%) due 08/02/2027	20,000	20,011
Chemicals-Diversified — 0.0%
SCIH Salt Holdings, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 03/16/2027	16,438	16,253

136

Chemicals-Specialty — 0.0%

Starfruit US HoldCo. LLC FRS BTL-B 3.10% (1 ML +3.00%) due 10/01/2025	11,741	11,678
Containers-Paper/Plastic — 0.0%
Klockner Pentaplast of America, Inc. FRS BTL-B 5.25% (6 ML +4.75%) due 02/12/2026	9,925	9,640
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 3.08% (1 ML+3.00%) due 06/30/2025	3015	3,012
Ortho-Clinical Diagnostics SA FRS BTL 3.10% (1 ML+3.00%) due 06/30/2025	8,345	8,336
		11,348
Educational Software— 0.0%
Ascend Learning LLC FRS BTL 2nd Lien Term Loan 6.25% (3 ML+5.75%) due 12/10/2029	20,000	20,100
Energy-Alternate Sources — 0.0%
Blackstone CQP Holdco LP FRS BTL-B 4.25% (3 ML+3.75%) due 06/05/2028	19,950	19,875
Enterprise Software/Service — 0.1%
Epicor Software Corp. FRS BTL 4.00% (1 ML+3.25%) due 07/30/2027	14,850	14,832
Epicor Software Corp. FRS BTL 2nd Lien 8.75% (1 ML+7.75%) due 07/31/2028	10,000	10,222
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	14,888	14,931
Rocket Software, Inc. FRS BTL-B 4.75% (1 ML+4.25%) due 11/28/2025	9,950	9,923
The Ultimate Software Group, Inc. FRS 2nd Lien 5.75% (3 ML+5.25%) due 05/03/2027	10,000	10,022
		59,930
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 4.50% (3 ML+3.50%) due 02/28/2025	4,714	4,420
Robertshaw US Holding Corp. FRS 2nd Lien 9.00% (3 ML +8.00%) due 02/28/2026	10,000	7,800
		12,220
Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.50% (3 ML +4.00%) due 05/12/2028	19,925	19,894
Health Care Providers & Services — 0.0%
One Call Corp. FRS BTL 6.25% (3 ML+5.50%) due 04/22/2027	19,900	19,883
Insurance Brokers — 0.0%
Hub International, Ltd. FRS BTL-B 4.00% (3 ML + 3.25%) due 04/25/2025	9,988	9,978
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B9 3.35% (1 ML+3.25%)
due 07/31/2027	4,987	4,951
Asurion LLC FRS BTL-B4 5.35% (1 ML +5.25%) due 01/20/2029	10,000	9,954
		14,905
Internet Content-Information/News — 0.0%
Arches Buyer, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 12/06/2027	19,800	19,645
Machinery-Electrical — 0.0%
Vertiv Group Corp. FRS BTL-B 2.84% (1 ML+2.75%) due 03/02/2027	24,254	24,068
Machinery-General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML +3.50%) due 07/30/2027	9,975	9,973
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL-B 3.35% (1 ML+3.00%) due 03/28/2025	19,201	18,844
Medical-Drugs — 0.0%
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028	14,963	15,017

137

Medical-Hospitals — 0.0%
Quorum Health Corp. FRS BTL 8.75% (3ML+7.75%) due 04/29/2025	25,866	25,090
Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. FRS BTL-B 5.25% (3 ML+4.25%) due 10/02/2025	34,650	34,451
Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (1 ML+3.00%) due 05/30/2025	12,562	12,581
Rental Auto/Equipment — 0.0%
PECF USS Intermediate Holding III Corp. FRS BTL-B 4.75% (3 ML+4.25%) due 11/15/2029	25,000	25,013
Retail-Building Products — 0.0%
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML+4.00%) due 10/19/2027	14,850	14,856
Retail-Restaurants — 0.0%
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027	4,963	4,957
Theaters — 0.0%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.10% (1 ML+3.00%) due 04/22/2026	14,860	13,352
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028	20,000	19,980
Total Loans (cost $587,681)		587,018

MUNICIPAL BONDS & NOTES — 0.0%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	42,241
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	20,435
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	45,909
Total Municipal Bonds & Notes (cost $70,155)		108,585

U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Mtg. Corp. — 0.3%
5.50% due 06/01/2035	1,654	1,880
7.50% due 10/01/2029	1,705	1,884
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K131, Class X1 0.73% due 07/25/2031(4)(5)(6)	1,499,640	93,103
Series K111, Class X1 1.57% due 05/25/2030(4)(5)(6)	295,153	33,682
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP2, Class M3AS 1.10% (1 ML+1.00%) due 02/25/2047*(7)	270,880	270,098
Series 2019-HRP1, Class M2 1.50% (1 ML + 1.40%) due 02/25/2049*(7)	31,919	31,999
Series 2018-DNA3, Class M2 2.20% (1 ML+2.10%) due 09/25/2048*(7)	94,000	95,038
Series 2021-DNA2, Class M2 2.35% (SOFR30A+2.30%) due 08/25/2033*(7)	73,000	74,334
Series 2018-HQA2, Class M2 2.40% (1 ML+2.30%) due 10/25/2048*(7)	10,000	10,116
Series 2018-HRP2, Class M3 2.50% (1 ML+2.40%)
due 02/25/2047*(7)	113,000	114,786
Series 2019-DNA2, Class M2 2.55% (1 ML+2.45%) due 03/25/2049*(7)	11,704	11,824
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 16.67% (-2.56*1 ML+16.95) due 06/15/2034(7)(11)	3,054	3,399
Series 3065, Class DC 19.53% (-3.00*1 ML+19.86) due 03/15/2035(7)(11)	12,546	17,516
Series 3072, Class SM 23.39% (-3.67*1 ML+23.8) due 11/15/2035(7)(11)	7,333	11,419
		771,078
Federal National Mtg. Assoc. — 0.7%
3.00% due 09/01/2046	220,342	231,120
3.00% due 10/01/2046	81,122	85,065
3.50% due 01/01/2047	20,354	21,653
4.00% due 04/01/2049	199,667	212,412
6.00% due 06/01/2036	543	612
6.50% due 06/01/2036	5,843	6,622
6.50% due 07/01/2036	1,639	1,873
6.50% due 09/01/2036	4,831	5,487
6.50% due 11/01/2036	18,148	20,424
7.00% due 06/01/2033	2,177	2,454
7.00% due 04/01/2035	2,839	3,232
7.50% due 04/01/2024	1,078	1,123

138

Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1ED1 0.75% (1 ML + 0.65%) due 01/25/2031(7)	8,386	8,369
Series 2021-R01, Class 1M1 0.80% (SOFR30A + 0.75%) due 10/25/2041*(7)	8,405	8,405
Series 2021-R02, Class 2M1 0.95% (SOFR30A + 0.90%) due 11/25/2041*(7)	12,219	12,227
Series 2017-C07, Class 1EB2 1.10% (1 ML + 1.00%) due 05/25/2030(7)	23,000	23,000
Series 2017-C02, Class 2ED3 1.45% (1 ML+1.35%) due 09/25/2029(7)	8,670	8,750
Series 2020-R01, Class 1M2 2.15% (1 ML + 2.05%) due 01/25/2040*(7)	10,799	10,840
Series 2017-C05, Class 1M2A (1 ML + 2.20%) 2.30% due 01/25/2030(7)	5,116	5,116
Series 2019-R01, Class 2M2 2.55% (1 ML+2.45%) due 07/25/2031*(7)	30,978	31,117
Series 2014-C02, Class 2M2 2.70% (1 ML + 2.60%) due 05/25/2024(7)	18,450	18,716
Series 2017-C01, Class 1M2 3.65% (1 ML+3.55%) due 07/25/2029(7)	153,466	157,148
Series 2017-C01, Class 1M2C 3.65% (1 ML + 3.55%) due 07/25/2029(7)	11,000	11,410
Series 2016-C04, Class 1M2 4.35% (1 ML+4.25%) due 01/25/2029(7)	164,029	168,230
Series 2015-C01, Class 1M2 4.40% (1 ML+4.30%) due 02/25/2025(7)	3,301	3,366
Series 2016-C07, Class 2M2 4.45% (1 ML+4.35%) due 05/25/2029(7)	91,450	94,939
Series 2016-C05, Class 2M2 4.55% (1 ML + 4.45%) due 01/25/2029(7)	123,075	127,483
Series 2014-C04, Class 1M2 5.00% (1 ML+4.90%) due 11/25/2024(7)	93,411	97,262
Series 2015-C03, Class 2M2 5.10% (1 ML+5.00%) due 07/25/2025(7)	588	589
Series 2013-C01, Class M2 5.35% (1 ML+5.25%) due 10/25/2023(7)	3,219	3,349
Series 2016-C03, Class 1M2 5.40% (1 ML+5.30%) due 10/25/2028(7)	5,717	5,921
Series 2015-C04, Class 2M2 5.65% (1 ML+5.55%) due 04/25/2028(7)	5,215	5,432
Series 2015-C04, Class 1M2 5.80% (1 ML+5.70%) due 04/25/2028(7)	20,943	22,060
Series 2016-C02, Class 1M2 6.10% (1 ML+6.00%) due 09/25/2028(7)	80,507	83,184
Series 2016-C01, Class 1M2 6.85% (1 ML + 6.75%) due 08/25/2028(7)	16,900	17,733
Series 2016-C01, Class 2M2 7.05% (1 ML + 6.95%) due 08/25/2028(7)	22,941	24,181
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(4)(6)(7)	39,278	422
Federal National Mtg. Assoc., REMIC FRS Series 2006-8, Class HP 24.19% (-3.67*1 ML+24.57) due 03/25/2036(7)(11)	7,097	11,023
		1,552,349
Government National Mtg. Assoc. — 0.5%
3.50% due January 30 TBA	1,000,000	1,041,484
5.50% due 11/20/2049	3,216	3,493
6.50% due 08/20/2037	7,086	8,363
6.50% due 09/20/2037	1,704	2,007
		1,055,347
Uniform Mtg. Backed Securities — 2.2%
2.50% due February 30 TBA	3,000,000	3,055,326
2.00% due February 30 TBA	2,000,000	1,990,869
		5,046,195
Total U.S. Government Agencies (cost $8,430,537)		8,424,969
U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Bonds — 1.3%
1.88% due 02/15/2051	840,000	834,881
2.75% due 08/15/2042(13)	1,950,000	2,229,018
		3,063,899
United States Treasury Notes — 0.2%
1.13% due 02/28/2025	90,000	90,345
1.50% due 02/15/2030	260,000	261,594
1.63% due 02/15/2026	120,000	122,119

139

2.38% due 08/15/2024	20,000	20,771
		494,829
Total U.S. Government Treasuries (cost $3,218,782)		3,558,728

EXCHANGE-TRADED FUNDS — 2.8%
iShares Core MSCI Emerging Markets ETF	5,828	348,864
iShares MSCI EAFE ETF	14,500	1,140,860
SPDR S&P 500 Trust ETF	8,981	4,265,616
SPDR S&P MidCap 400 ETF	1,143	591,708
Total Exchange-Traded Funds (cost $6,171,492)		6,347,048
EQUITY CERTIFICATES— 0.3%
Batteries/Battery Systems — 0.1%
UBS AG - Contemporary Amperex Technology Co., Ltd.	1,700	156,840
Finance-Investment Banker/Broker — 0.1%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,932	115,435
Research - Development — 0.0%
UBS AG - Centre Testing International Group Co., Ltd	33,835	142,648
Machinery-Electrical — 0.1%
UBS AG - Shenzhen Inovance Technology Co., Ltd,	16,044	172,691
Total Equity Certificates (cost $559,604)		587,614
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. Escrow Notes 6.63% due 11/15/2019(2)	20,000	2
Vistra Energy Corp. CVR†(1)	1,362	1,798
Total Escrows And Litigation Trusts (cost $4)		1,800
Total Long-Term Investment Securities (cost $178,664,241)		220,635,416

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Commercial Paper — 4.6%
Atlantic Asset Securitization LLC 0.16% due 03/04/2022	1,150,000	1,149,587
Barclays Bank PLC 0.20% due 02/09/2022	1,200,000	1,199,827
Canadian Imperial Bank 0.12% due 02/11/2022	1,325,000	1,324,864
DNB Nor Bank ASA 0.13% due 02/22/2022	1,150,000	1,149,812
Fairway Finance Corp 0.14% due 02/15/2022	1,150,000	1,149,732
Matchpoint Finance PLC 0.15% due 01/18/2022	1,100,000	1,099,952
Mizuho Bank, Ltd. 0.22% due 03/08/2022	1,150,000	1,149,649
Societe Generale 0.12% due 01/10/2022	1,050,000	1,049,611
Svenska Handelsbanken AB 0.13% due 02/17/2022	1,198,000	1,197,831
Total Short-Term Investment Securities (cost $10,471,059)		10,470,865
REPURCHASE AGREEMENTS — 2.4%
Agreement with Bank of America Securities LLC, bearing interest at 0.05% dated 12/31/2021, to be repurchased 01/03/2022 in the amount of $5,422,022 and collateralized by $5,545,000 of United States Treasury Notes, bearing interest at 0.75% due 12/31/2023 and having an approximate value of $5,530,462 (cost $5,422,000)	5,422,000	5,422,000
TOTAL INVESTMENTS (cost $194,557,300)	102.9%	236,528,281
Liabilities in excess of other assets	(2.9)	(6,586,057)
NET ASSETS	100.0%	$229,942,224

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $8,945,092 representing 3.9% of net assets.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2021, the Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquisition		Acquisition		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
MWO Holdings LLC	08/24/2016	10	$5,208	$26	$3	0.00%
Escrows and Litigation Trusts Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,798	1	0.00
				$1,824		0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Perpetual maturity - maturity date reflects the next call date.

140

(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Collateralized Mortgage Obligation
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2021.
(12)	Security in default of interest.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Company has filed for bankruptcy protection.
(15)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
SOFR30A	— Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	E-Mini Russell 2000 Index	March 2022	$543,563	$560,700	$17,137
4	Long	U.S. Treasury 10 Year Notes	March 2022	515,875	521,875	6,000
15	Long	U.S. Treasury 5 Year Notes	March 2022	1,810,039	1,814,648	4,609
3	Long	U.S. Treasury Long Bonds	March 2022	473,859	481,312	7,453
						$35,199

						Unrealized (Depreciation)
1	Short	S&P 500 E-Mini Index	March 2022	$232,977	$237,925	$(4,948)
46	Short	U.S. Treasury 10 Year Ultra Bonds	March 2022	6,624,000	6,736,125	(112,125)
36	Long	U.S. Treasury 2 Year Notes	March 2022	7,860,547	7,854,188	$(6,359)
						$(123,432)
Net Unrealized Appreciation (Depreciation)						$(88,233)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	242,900	USD	323,368	03/16/2022	$—	$(5,309)
	HKD	58,600	USD	7,529	02/16/2022	13	—
						13	(5,309)
Citibank N.A.	DKK	632,700	USD	96,713	03/16/2022	—	(293)
	USD	557,598	EUR	490,700	03/16/2022	1,884	—
	USD	87,086	GBP	65,400	03/16/2022	1,409	—
						3,293	(293)
Goldman Sachs International	USD	1,462,714	CNH	9,422,100	02/16/2022	15,367	—
	USD	233,693	JPY	26,560,500	02/16/2022	—	(2,721)
						15,367	(2,721)
HSBC Bank USA	USD	580,769	JPY	66,014,000	02/16/2022	—	(6,706)
	USD	557,845	EUR	490,900	03/16/2022	1,866	—
	USD	302,941	GBP	227,500	03/16/2022	4,898	—
						6,764	(6,706)
JPMorgan Chase Bank	NOK	450,600	USD	49,494	03/16/2022	—	(1,605)
	SGD	310,500	USD	229,965	02/16/2022	—	(384)
	USD	531,594	JPY	60,414,100	02/16/2022	—	(6,228)
	USD	8,716	KRW	10,360,400	02/16/2022	—	(13)
	USD	116,342	CHF	106,600	03/16/2022	864	—
	USD	461,152	GBP	346,300	03/16/2022	7,440	—
						8,304	(8,230)
Morgan Stanley & Co., Inc.	JPY	85,608,500	USD	753,261	02/16/2022	8,802	-
	USD	80	CAD	100	01/19/2022	—	(0)
						8,802	(0)
NatWest Markets PLC	CHF	163,200	USD	178,159	03/16/2022	—	(1,279)
	GBP	359,600	USD	478,762	03/16/2022	—	(7,827)
	SEK	2,050,900	USD	227,325	03/16/2022	226	—
	USD	635,420	JPY	72,709,300	02/16/2022	—	(3,134)
	USD	142,749	EUR	125,600	03/16/2022	457	—
						683	(12,240)
State Street Bank and Trust Co.	AUD	333,400	USD	237,297	01/19/2022	—	(5,278)
	USD	242,912	AUD	333,400	01/19/2022	—	(337)
	USD	13,616	ILS	43,900	01/19/2022	505	—
	USD	171,611	JPY	19,504,500	02/16/2022	—	(1,998)
	USD	1,049,572	EUR	925,700	03/16/2022	5,885	—
						6,390	(7,613)
Toronto Dominion Bank	HKD	4,924,200	USD	632,680	02/16/2022	1,125	—

UBS AG	EUR	148,000	USD	168,201	03/16/2022	—	(545)
	JPY	123,202,600	USD	1,083,619	02/16/2022	12,239	—
	USD	26,714	CAD	33,600	01/19/2022	—	(152)
	USD	263,736	GBP	198,100	03/16/2022	4,320	—
						16,559	(697)
Westpac Banking Corp.	AUD	971,900	USD	708,126	01/19/2022	992	—
	USD	237,288	AUD	333,400	01/19/2022	5,287	—
	USD	19,956	CAD	25,100	01/19/2022	—	(113)
	USD	556,160	JPY	63,222,200	02/16/2022	—	(6,375)
						6,279	(6,488)
Unrealized Appreciation (Depreciation)						$73,579	$(50,297)

AUD — Australian Dollar	EUR — Euro Currency	KRW — South Korean Won
CAD — Canadian Dollar	GBP — Pound Sterling	NOK — Norwegian Krone
CHF — Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona
CNH —Yuan Renminbi	ILS — New Israeli Sheqel	SGD — Singpore Dollar
DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil Companies-Exploration & Production	$384,143	$-	$26	$384,169
Other Industries	178,368,765	-	-	178,368,765
Preferred Securities/Capital Securities	-	960,797	-	960,797
Asset Backed Securities	-	4,622,548	-	4,622,548
U.S. Convertible Bonds & Notes	-	26,866	-	26,866
U.S. Corporate Bonds & Notes	-	14,651,728	-	14,651,728
Foreign Convertible Bonds & Notes	-	8,066	-	8,066
Foreign Corporate Bonds & Notes	-	1,996,715	-	1,996,715
Loans	-	587,018	-	587,018
Municipal Bonds & Notes	-	108,585	-	108,585
U.S. Government Agencies	-	8,424,969	-	8,424,969
U.S. Government Treasuries	-	3,558,728	-	3,558,728
Exchange-Traded Funds	6,347,048	-	-	6,347,048
Equity Certificates	-	587,614	-	587,614
Escrows and Litigations	-	1,798	2	1,800
Short-Term Investment Securities	-	10,470,865	-	10,470,865
Repurchase Agreements	-	5,422,000	-	5,422,000
Total Investments at Value	$185,099,956	$51,428,297	$28	$236,528,281

Other Financial Instruments:†
Futures Contracts	$35,199	$-	$-	$35,199
Forward Foreign Currency Contracts	-	73,579	-	73,579
Total Other Financial Instruments	$35,199	$73,579	$-	$108,778

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$123,432	$-	$-	$123,432
Forward Foreign Currency Contracts	-	50,297	-	50,297
Total Other Financial Instruments	$123,432	$50,297	$-	$173,729

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

141

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.4%
Advertising Services — 0.4%
Trade Desk, Inc., Class A†	20,498	$1,878,437
Aerospace/Defense — 0.8%
Teledyne Technologies, Inc.†	8,911	3,893,127
Aerospace/Defense-Equipment — 0.6%
Airbus SE†	24,260	3,103,383
Applications Software — 15.1%
Intuit, Inc.	17,299	11,127,063
Magic Leap, Inc., Class A†(1)(2)	2,188	29,409
Microsoft Corp.	149,216	50,184,325
Roper Technologies, Inc.	8,695	4,276,723
ServiceNow, Inc.†	9,703	6,298,314
Stripe, Inc., Class B†(1)(2)	10,760	695,634
		72,611,468
Athletic Equipment — 0.2%
Peloton Interactive, Inc., Class A†	25,048	895,716
Athletic Footwear — 0.5%
NIKE, Inc., Class B	14,211	2,368,547
Auto-Cars/Light Trucks — 7.6%
Ferrari NV	14,842	3,841,406
Rivian Automotive, Inc. Class A†	19,925	2,066,023
Rivian Automotive, Inc. Lock-Up Shares†(1)	311,210	30,655,897
		36,563,326
Casino Hotels — 0.9%
Las Vegas Sands Corp.†	34,589	1,301,930
Wynn Resorts, Ltd.†	33,114	2,816,014
		4,117,944
Commercial Services — 0.5%
Cintas Corp.	5,045	2,235,793
Commercial Services-Finance — 3.1%
Affirm Holdings, Inc.†	6,178	621,260
Afterpay, Ltd.†	41,811	2,525,130
Block, Inc., Class A†	6,245	1,008,630
Global Payments, Inc.	16,715	2,259,534
MarketAxess Holdings, Inc.	1,980	814,315
PayPal Holdings, Inc.†	11,870	2,238,444
S&P Global, Inc.	5,434	2,564,468
Toast, Inc., Class A†	1,953	67,789
TransUnion	23,818	2,824,338
		14,923,908
Communications Software — 0.5%
Zoom Video Communications, Inc., Class A†	12,526	2,303,657
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	366,395
Computer Software — 2.2%
Datadog, Inc., Class A†	14,861	2,646,893
HashiCorp, Inc., Class A†	3,817	347,500
MongoDB, Inc.†	6,249	3,307,908
SentinelOne, Inc., Class A†	41,602	2,100,485
Snowflake, Inc., Class A†	3,490	1,182,237
Twilio, Inc., Class A†	4,000	1,053,360
		10,638,383
Computers — 5.9%
Apple, Inc.	159,431	28,310,163
Data Processing/Management — 0.8%
Fiserv, Inc.†	38,866	4,033,902
Decision Support Software — 0.1%
MSCI, Inc.	1,187	727,263
Diagnostic Equipment — 0.5%
Avantor, Inc.†	54,206	2,284,241
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)	366,712	1,342,863
E-Commerce/Products — 11.6%
Amazon.com, Inc.†	13,329	44,443,418
Coupang, Inc.†	51,761	1,520,738
Farfetch, Ltd., Class A†	58,497	1,955,555
Pinduoduo, Inc. ADR†	10,487	611,392
Sea, Ltd. ADR†	33,327	7,455,583
		55,986,686
E-Commerce/Services — 2.8%
Airbnb, Inc., Class A†	13,543	2,254,774
Booking Holdings, Inc.†	1,273	3,054,220
DoorDash, Inc., Class A†	17,637	2,626,149
Expedia Group, Inc.†	12,905	2,332,192
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	19,831
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	3,211	381,306
Match Group, Inc.†	21,722	2,872,735
		13,541,207
Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	33,167	4,772,731
NVIDIA Corp.	29,471	8,667,716
		13,440,447
Enterprise Software/Service — 3.6%
Atlassian Corp. PLC, Class A†	3,400	1,296,386
Avalara, Inc.†	7,625	984,464
Bill.com Holdings, Inc.†	1,636	407,609
Black Knight, Inc.†	36,341	3,012,305
Ceridian HCM Holding, Inc.†	12,673	1,323,822
Paycom Software, Inc.†	2,497	1,036,729
salesforce.com, Inc.†	23,093	5,868,624
UiPath, Inc., Class A†	51,228	2,209,464
Workday, Inc., Class A†	5,021	1,371,637
		17,511,040
Entertainment Software — 1.0%
Epic Games, Inc.†(1)(2)	1,876	1,803,980
ROBLOX Corp., Class A†	27,486	2,835,456
		4,639,436

Finance-Consumer Loans — 0.3%
SoFi Technologies, Inc.†	79,887	1,263,013
Finance-Credit Card — 2.8%
Mastercard, Inc., Class A	16,908	6,075,382
Visa, Inc., Class A	33,732	7,310,062
		13,385,444
Finance-Investment Banker/Broker — 0.2%
Tradeweb Markets, Inc., Class A	8,292	830,361

142

Internet Application Software — 0.5%
Shopify, Inc., Class A†	1,935	2,665,250
Internet Content-Entertainment — 9.4%
Meta Platforms, Inc., Class A†	73,622	24,762,760
Netflix, Inc.†	14,711	8,862,495
Pinterest, Inc., Class A†	24,880	904,388
Snap, Inc., Class A†	139,475	6,559,509
Spotify Technology SA†	19,260	4,507,418
		45,596,570
Internet Content-Information/News — 0.3%
IAC/InterActiveCorp†	2,319	303,117
Kuaishou Technology†*	5,100	47,124
Meituan, Class B†*	33,200	959,696
Vimeo, Inc.†	10,642	191,130
		1,501,067
Internet Gambling — 0.1%
DraftKings, Inc., Class A†	25,265	694,030
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	19,678	7,070,305
Medical Products — 1.3%
Align Technology, Inc.†	1,536	1,009,428
Stryker Corp.	19,252	5,148,370
		6,157,798
Medical-Biomedical/Gene — 0.2%
Argenx SE ADR†	2,958	1,035,862
Medical-Drugs — 1.5%
AstraZeneca PLC ADR	42,579	2,480,226
Eli Lilly & Co.	17,740	4,900,143
		7,380,369
Medical-HMO — 1.4%
Anthem, Inc.	4,406	2,042,357
Humana, Inc.	3,274	1,518,678
UnitedHealth Group, Inc.	6,381	3,204,155
		6,765,190
Medical-Hospitals — 0.9%
HCA Healthcare, Inc.	17,145	4,404,893
Pharmacy Services — 0.4%
Cigna Corp.	8,462	1,943,129
Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	7,914	2,785,095
Retail-Apparel/Shoe — 2.1%
Lululemon Athletica, Inc.†	9,136	3,576,287
Ross Stores, Inc.	59,467	6,795,889
		10,372,176
Retail-Auto Parts — 0.2%
Aurora Innovation, Inc. Lock-Up Shares†(1)	76,239	815,529
Retail-Automobile — 0.4%
Carvana Co.†	8,021	1,859,188
Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,769	3,092,654
Semiconductor Components-Integrated Circuits — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,922	2,637,436
Semiconductor Equipment — 1.4%
ASML Holding NV	8,728	6,948,710
Transport-Services — 0.9%
Didi Global, Inc. Lock-Up Shares†(1)	19,048	360,464
FedEx Corp.	14,903	3,854,512
		4,214,976
Web Portals/ISP — 8.0%
Alphabet, Inc., Class A†	7,134	20,667,484
Alphabet, Inc., Class C†	6,219	17,995,236
		38,662,720
Total Common Stocks (cost $264,037,288)		469,799,097
CONVERTIBLE PREFERRED SECURITIES — 1.2%
Auto Components — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	364,563
Auto-Cars/Light Trucks — 0.4%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	890,630
GM Cruise Holdings LLC Series G†(1)(2)	17,766	468,134
Waymo LLC Series A-2†(1)(2)	4,915	450,814
		1,809,578
Computer Graphics — 0.0%
Canva, Inc. Series A(1)(2)†	25	42,604
Canva, Inc. Series A-3†(1)(2)	5	8,521
		51,125
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	506,043
E-Commerce/Services — 0.3%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	52,606
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	778,881
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	106,519
Rappi, Inc. Series E†(1)(2)	9,191	592,113
		1,530,119
Industrial Automated/Robotic — 0.2%
Nuro, Inc. Series C†(1)(2)	47,284	985,669
Nuro, Inc. Series D†(1)(2)	10,245	213,564
		1,199,233

143

Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	468,251
Total Convertible Preferred Securities (cost $4,731,555)		5,928,912
Total Long-Term Investment Securities (cost $268,768,843)		475,728,009
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
T. Rowe Price Government Reserve Fund 0.06%(3) (cost $6,261,296)	6,261,296	6,261,296
TOTAL INVESTMENTS (cost $275,030,139)	99.9%	481,989,305
Other assets less liabilities	0.1	318,728
NET ASSETS	100.0%	$482,308,033

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $1,006,820 representing 0.2% of net assets.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.,
Class C	06/07/2018	366,712	$1,397,675	$1,342,863	$3.66	0.28%
Aurora Innovation, Inc.,
Series B
Lock-Up Shares	11/05/2021	76,239	324,519	815,529	10.70	0.17
Canva, Inc.	12/17/2021	215	366,395	366,395	1,704.16	0.07
DiDi Global, Inc.
Lock-Up Shares	06/30/2021	19,048	522,414	360,464	18.92	0.08
Epic Games, Inc.	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,803,980	961.61	0.38
Magic Leap, Inc.,
Class A	09/21/2021	2,188	1,064,504	29,409	13.44	0.01
Maplebear, Inc. (dba Instacart),
Non-Voting Shares	08/07/2020	167	7,738	19,831	118.75	0.00
Maplebear, Inc. (dba Instacart),
Voting Shares	08/07/2020	3,211	148,778	381,306	118.75	0.08
Rivian Automotive, Inc.
Lock-Up Shares	11/09/2021	311,210	4,907,897	30,655,897	98.51	6.36
Stripe, Inc.,
Class B	12/17/2019	10,760	168,824	695,634	64.65	0.14
Convertible Preferred Securities
Canva, Inc.
Series A	12/17/2021	25	42,604	42,604	1,704.16	0.01
Canva, Inc.
Series A-3	12/17/2021	5	1,704	8,521	1,704.20	0.00
Formagrid, Inc.
Series F	12/08/2021	2,702	506,043	506,043	187.28	0.11
GM Cruise Holdings LLC
Class F	05/04/2019	33,800	616,850	890,630	26.35	0.18
GM Cruise Holdings LLC
Class G	01/21/2021	17,766	468,134	468,134	26.35	0.10
Maplebear, Inc. (dba Instacart)
Series A	11/18/2020	443	27,028	52,606	118.75	0.01
Maplebear, Inc. (dba Instacart)
Series G	07/02/2020	6,559	315,435	778,881	118.75	0.16
Maplebear, Inc. (dba Instacart)
Series I	02/26/2021	897	112,125	106,519	118.75	0.02
Nuro, Inc.
Series C	10/30/2020	31,464	410,750
	03/02/2021	15,820	206,524
		47,284	617,274	985,669	20.85	0.20
Nuro, Inc.
Series D	10/29/2021	10,245	213,564	213,564	20.85	0.04
Rappi, Inc.
Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	592,113	64.42	0.12
Redwood Materials, Inc.
Series C	05/28/2021	9,878	468,251	468,251	47.40	0.10
Sila Nanotechnologies, Inc.
Series F	01/07/2021	8,833	364,563	364,563	41.27	0.08
Waymo LLC
Series A-2	05/08/2020	4,915	422,037	450,814	91.72	0.09
				$42,400,220		8.79%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of December 31, 2021.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$71,886,425	$-	$725,043	$72,611,468
Auto-Cars/Light Trucks	5,907,429	30,655,897	-	36,563,326
Computer Graphics	-	-	366,395	366,395
Diversified Financial Services	-	-	1,342,863	1,342,863
E-Commerce/Services	13,140,070	-	401,137	13,541,207
Entertainment Software	2,835,456	-	1,803,980	4,639,436
Retail-Auto Parts	-	815,529	-	815,529
Transport-Services	3,854,512	360,464	-	4,214,976
Other Industries	335,703,897	-	-	335,703,897
Convertible Preferred Securities	-	-	5,928,912	5,928,912
Short-Term Investment Securities	6,261,296	-	-	6,261,296
Total Investments at Value	$439,589,085	$31,831,890	$10,568,330	$481,989,305

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2021	$5,034,497	$20,805,041
Accrued Discounts	-	-
Accrued Premiums	-	-
Realized Gain	85,710	-
Realized Loss	(2,589)	(273,420)
Change in unrealized appreciation (1)	408,201	20,824,314
Change in unrealized depreciation (1)	(1,962,144)	(1,481,635)
Net purchases	1,430,899	1,238,983
Net Sales	(197,628)	(1,205,427)
Transfers into Level 3	-	-
Transfers out of Level 3 (2)	(157,528)	(33,978,944)
Balance as of December 31, 2021	$4,639,418	$5,928,912

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2021 includes:

Common Stocks	Convertible Preferred Securities
$(1,315,703)	$390,790

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2021.

(2) Private Common and Convertible Preferred Securities were converted to Common Stocks following the Companies' IPO listings. Securities are now valued using Level 1 or 2 inputs.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2021	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$767,532	Market Approach	Transaction Price*	$118.7500 - $1,704.1619 ($875.5738)#

	$1,803,980	Market Approach	Transaction Price*	$885.0000
			Sales Multiple*	6.95x
			EBITDA Multiple*	23.7x
			Discount for Lack of Marketability	10.0%

	$695,634	Market Approach	Transaction Price*	$40.1300
			Gross Profit Multiple*	50.75x
			Discount for Lack of Marketability	10.0%

	$1,342,863	Market Approach	Exchange Rate Utilized HKD to USD	6.4618
			Sales Multiple*	11.9x
			Earnings Mutilple*	21.2x
			Discount for Lack of Marketability	10.0%

	$29,409	Market Approach &	Transaction Price*	$19.2000
		Cost Approach	Tangible Book Value*	$0.0000

Convertible Preferred Securities	$5,928,912	Market Approach	Transaction Price*	$20.8457 - $1,704.1619 ($79.4122)#

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

144

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.0%
Advertising Services — 0.7%
Trade Desk, Inc., Class A†	43,866	$4,019,880
Aerospace/Defense — 0.3%
Boeing Co.†	6,609	1,330,524
TransDigm Group, Inc.†	211	134,255
		1,464,779
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	31,584	4,059,175
L3Harris Technologies, Inc.	757	161,423
		4,220,598
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,181	83,591
Apparel Manufacturers — 0.1%
PVH Corp.	7,189	766,707
Under Armour, Inc., Class A†	745	15,786
Under Armour, Inc., Class C†	849	15,316
		797,809
Applications Software — 7.9%
Intuit, Inc.	2,599	1,671,729
Microsoft Corp.	119,435	40,168,379
PTC, Inc.†	485	58,758
ServiceNow, Inc.†	5,331	3,460,405
		45,359,271
Athletic Footwear — 0.8%
NIKE, Inc., Class B	28,833	4,805,596
Auto-Cars/Light Trucks — 2.1%
Tesla, Inc.†	11,549	12,204,752
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	9,303	1,534,530
Banks-Commercial — 0.2%
First Republic Bank	1,645	339,709
Regions Financial Corp.	3,938	85,849
Signature Bank	557	180,173
SVB Financial Group†	539	365,571
Zions Bancorp NA	689	43,517
		1,014,819
Banks-Super Regional — 0.0%
Comerica, Inc.	542	47,154
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	34,680	2,053,403
Monster Beverage Corp.†	14,802	1,421,584
PepsiCo, Inc.	5,331	926,048
		4,401,035
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	561	59,971
Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	3,968	322,638
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	2,589	1,140,506
Vulcan Materials Co.	585	121,435
		1,261,941
Building Products-Wood — 0.0%
Masco Corp.	1,075	75,487
Building-Maintenance & Services — 0.0%
Rollins, Inc.	914	31,268
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	1,586	172,002
NVR, Inc.†	14	82,724
		254,726
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,256	117,474
Chemicals-Diversified — 0.0%
Celanese Corp.	430	72,266
Chemicals-Specialty — 0.2%
Albemarle Corp.	730	170,652
Danimer Scientific, Inc.†	13,833	117,857
Ecolab, Inc.	4,580	1,074,422
		1,362,931
Coatings/Paint — 0.3%
Sherwin-Williams Co.	5,499	1,936,528
Commercial Services — 0.0%
Cintas Corp.	371	164,416
Quanta Services, Inc.	706	80,950
		245,366
Commercial Services-Finance — 3.3%
Adyen NV†*	1,103	2,902,701
Affirm Holdings, Inc.†	8,258	830,425
Automatic Data Processing, Inc.	2,050	505,489
Block, Inc., Class A†	39,861	6,437,950
Dlocal, Ltd.†	14,374	513,008
Equifax, Inc.	1,120	327,925
IHS Markit, Ltd.	1,757	233,540
MarketAxess Holdings, Inc.	168	69,093
Moody's Corp.	980	382,768
PayPal Holdings, Inc.†	28,599	5,393,199
S&P Global, Inc.	1,349	636,634
Toast, Inc., Class A†	11,291	391,911
		18,624,643
Communications Software — 0.7%
Zoom Video Communications, Inc., Class A†	22,815	4,195,907
Computer Aided Design — 0.2%
ANSYS, Inc.†	497	199,357
Autodesk, Inc.†	1,292	363,298
Cadence Design Systems, Inc.†	2,544	474,074
Synopsys, Inc.†	938	345,653
		1,382,382
Computer Data Security — 0.2%
Fortinet, Inc.†	1,246	447,812
Zscaler, Inc.†	2,171	697,608
		1,145,420
Computer Services — 0.3%
Accenture PLC, Class A	3,363	1,394,132
EPAM Systems, Inc.†	521	348,262
		1,742,394
Computer Software — 5.8%
Akamai Technologies, Inc.†	626	73,267
Cloudflare, Inc., Class A†	9,847	1,294,880
Datadog, Inc., Class A†	35,254	6,279,090

145

Snowflake, Inc., Class A†	36,821	12,473,114
Splunk, Inc.†	14,766	1,708,722
Twilio, Inc., Class A†	26,407	6,954,019
ZoomInfo Technologies, Inc.†	68,664	4,408,229
		33,191,321
Computers — 7.9%
Apple, Inc.	254,518	45,194,761
HP, Inc.	5,290	199,275
		45,394,036
Computers-Memory Devices — 0.1%
NetApp, Inc.	1,457	134,029
Seagate Technology Holdings PLC	1,373	155,122
		289,151
Consulting Services — 0.5%
Gartner, Inc.†	755	252,411
Verisk Analytics, Inc.	11,953	2,734,010
		2,986,421
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	748	50,468
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	5,658	2,094,592
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	471	86,108
Paychex, Inc.	1,561	213,077
		299,185
Decision Support Software — 0.1%
MSCI, Inc.	757	463,806
Diagnostic Equipment — 1.3%
10X Genomics, Inc., Class A†	3,339	497,377
Adaptive Biotechnologies Corp.†	19,531	548,040
Danaher Corp.	11,077	3,644,444
PerkinElmer, Inc.	1,158	232,828
Thermo Fisher Scientific, Inc.	3,617	2,413,407
Waters Corp.†	415	154,629
		7,490,725
Diagnostic Kits — 0.1%
Hologic, Inc.†	1,722	131,836
IDEXX Laboratories, Inc.†	537	353,593
		485,429
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,332	201,958
Fastenal Co.	2,534	162,328
LKQ Corp.	1,058	63,512
Pool Corp.	368	208,288
		636,086
Diversified Banking Institutions — 0.9%
Bank of America Corp.	29,088	1,294,125
Goldman Sachs Group, Inc.	3,116	1,192,026
JPMorgan Chase & Co.	12,478	1,975,891
Morgan Stanley	6,457	633,819
		5,095,861
Diversified Manufacturing Operations — 0.1%
A.O. Smith Corp.	611	52,454
Illinois Tool Works, Inc.	1,075	265,310
		317,764
Drug Delivery Systems — 0.1%
DexCom, Inc.†	890	477,885
E-Commerce/Products — 5.8%
Amazon.com, Inc.†	6,954	23,187,000
Chewy, Inc., Class A†	29,163	1,719,742
eBay, Inc.	4,425	294,263
Etsy, Inc.†	7,802	1,708,170
Farfetch, Ltd., Class A†	88,042	2,943,244
Wayfair, Inc., Class A†	16,484	3,131,465
		32,983,884
E-Commerce/Services — 2.8%
Airbnb, Inc., Class A†	31,986	5,325,349
Match Group, Inc.†	12,765	1,688,171
Uber Technologies, Inc.†	209,071	8,766,347
		15,779,867
E-Services/Consulting — 0.0%
CDW Corp.	735	150,513
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	711	96,817
Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	11,085	1,595,131
Broadcom, Inc.	2,154	1,433,293
Marvell Technology, Inc.	41,967	3,671,693
Microchip Technology, Inc.	2,445	212,862
Monolithic Power Systems, Inc.	398	196,345
NVIDIA Corp.	50,054	14,721,382
Qorvo, Inc.†	496	77,569
Skyworks Solutions, Inc.	712	110,460
Texas Instruments, Inc.	4,154	782,904
Xilinx, Inc.	1,684	357,059
		23,158,698
Electronic Connectors — 0.4%
Amphenol Corp., Class A	26,546	2,321,713
Electronic Forms — 1.2%
Adobe, Inc.†	11,771	6,674,863
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,667	266,136
Keysight Technologies, Inc.†	1,268	261,855
Trimble, Inc.†	1,290	112,475
		640,466
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,238	226,480
SolarEdge Technologies, Inc.†	362	101,566
		328,046
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	526	73,235
Enterprise Software/Service — 4.9%
Atlassian Corp. PLC, Class A†	3,586	1,367,306
Bill.com Holdings, Inc.†	5,461	1,360,608
Ceridian HCM Holding, Inc.†	513	53,588
Coupa Software, Inc.†	25,802	4,078,006

146

HubSpot, Inc.†	3,446	2,271,431
Oracle Corp.	14,805	1,291,144
Paycom Software, Inc.†	331	137,428
Qualtrics International, Inc., Class A†	23,288	824,395
salesforce.com, Inc.†	5,482	1,393,141
Tyler Technologies, Inc.†	233	125,343
UiPath, Inc., Class A†	9,756	420,776
Veeva Systems, Inc., Class A†	34,809	8,893,003
Workday, Inc., Class A†	20,773	5,674,768
		27,890,937
Entertainment Software — 2.6%
ROBLOX Corp., Class A†	83,610	8,625,208
Take-Two Interactive Software, Inc.†	656	116,584
Unity Software, Inc.†	42,105	6,020,594
		14,762,386
Finance-Consumer Loans — 0.0%
Synchrony Financial	2,863	132,815
Finance-Credit Card — 1.7%
American Express Co.	2,534	414,562
Capital One Financial Corp.	1,875	272,044
Discover Financial Services	2,690	310,856
Mastercard, Inc., Class A	15,696	5,639,887
Visa, Inc., Class A	13,421	2,908,465
		9,545,814
Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	39,489	3,321,025
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	568	74,067
Coinbase Global, Inc., Class A†	6,282	1,585,388
Intercontinental Exchange, Inc.	7,764	1,061,882
Nasdaq, Inc.	838	175,989
		2,897,326
Food-Confectionery — 0.2%
Hershey Co.	601	116,275
Mondelez International, Inc., Class A	15,474	1,026,081
		1,142,356
Food-Misc./Diversified — 0.3%
McCormick & Co., Inc.	19,493	1,883,219
Home Decoration Products — 0.0%
Newell Brands, Inc.	1,842	40,229
Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.†	1,049	163,634
Human Resources — 0.0%
Robert Half International, Inc.	695	77,506
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,247	96,801
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	554	193,263
Industrial Gases — 0.4%
Linde PLC	6,057	2,098,327
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	133	225,729
Insurance Brokers — 0.2%
Aon PLC, Class A	1,213	364,579
Arthur J. Gallagher & Co.	837	142,014
Brown & Brown, Inc.	1,485	104,366
Marsh & McLennan Cos., Inc.	2,827	491,389
		1,102,348
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	647	73,713
Internet Application Software — 2.1%
Okta, Inc.†	4,471	1,002,264
Shopify, Inc., Class A†	8,179	11,265,673
		12,267,937
Internet Content-Entertainment — 6.9%
Meta Platforms, Inc., Class A†	45,230	15,213,111
Netflix, Inc.†	11,539	6,951,555
Pinterest, Inc., Class A†	33,327	1,211,436
Snap, Inc., Class A†	113,948	5,358,974
Spotify Technology SA†	16,070	3,760,862
Twitter, Inc.†	158,293	6,841,424
		39,337,362
Internet Content-Information/News — 0.7%
IAC/InterActiveCorp†	26,648	3,483,160
Vimeo, Inc.†	43,264	777,022
		4,260,182
Internet Infrastructure Software — 0.0%
F5, Inc.†	293	71,700
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	627	189,141
BlackRock, Inc.	682	624,412
Franklin Resources, Inc.	1,161	38,882
Raymond James Financial, Inc.	1,003	100,701
T. Rowe Price Group, Inc.	1,444	283,948
		1,237,084
Machinery-Farming — 0.3%
Deere & Co.	5,537	1,898,582
Machinery-General Industrial — 0.0%
IDEX Corp.	286	67,588
Otis Worldwide Corp.	1,560	135,829
		203,417
Machinery-Pumps — 0.0%
Dover Corp.	608	110,413
Xylem, Inc.	679	81,425
		191,838
Medical Instruments — 1.7%
Bio-Techne Corp.	361	186,760
Boston Scientific Corp.†	36,716	1,559,696
Edwards Lifesciences Corp.†	3,610	467,675
Intuitive Surgical, Inc.†	20,908	7,512,244
		9,726,375
Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	943	120,733

147

Charles River Laboratories International, Inc.†	463	174,449
IQVIA Holdings, Inc.†	1,280	361,139
Laboratory Corp. of America Holdings†	466	146,422
Quest Diagnostics, Inc.	518	89,619
		892,362
Medical Products — 0.8%
Abbott Laboratories	8,603	1,210,786
ABIOMED, Inc.†	230	82,609
Align Technology, Inc.†	673	442,282
STERIS PLC	386	93,956
Stryker Corp.	1,264	338,019
West Pharmaceutical Services, Inc.	4,629	2,171,048
		4,338,700
Medical-Biomedical/Gene — 2.4%
Alnylam Pharmaceuticals, Inc.†	3,858	654,240
Amgen, Inc.	2,120	476,936
Bio-Rad Laboratories, Inc., Class A†	109	82,357
BioMarin Pharmaceutical, Inc.†	8,685	767,320
Genmab A/S ADR†	23,206	918,029
Guardant Health, Inc.†	6,887	688,838
Illumina, Inc.†	4,137	1,573,880
Incyte Corp.†	741	54,389
Moderna, Inc.†	6,263	1,590,677
Regeneron Pharmaceuticals, Inc.†	970	612,574
Royalty Pharma PLC, Class A	115,996	4,622,441
Seagen, Inc.†	7,689	1,188,720
Vertex Pharmaceuticals, Inc.†	1,400	307,440
		13,537,841
Medical-Drugs — 1.5%
AbbVie, Inc.	8,763	1,186,510
Eli Lilly & Co.	18,255	5,042,396
Pfizer, Inc.	27,822	1,642,889
Zoetis, Inc.	2,866	699,390
		8,571,185
Medical-HMO — 0.3%
UnitedHealth Group, Inc.	3,631	1,823,270
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	1,275	327,573
Medical-Outpatient/Home Medical — 0.0%
American Well Corp., Class A†	36,100	218,044
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	5,931	247,501
Multimedia — 0.0%
FactSet Research Systems, Inc.	200	97,202
Networking Products — 0.3%
Arista Networks, Inc.†	2,059	295,981
Cisco Systems, Inc.	17,422	1,104,032
		1,400,013
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	845	117,835
Waste Management, Inc.	1,802	300,754
		418,589
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	358	213,082
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	388	84,029
Oil Companies-Exploration & Production — 0.2%
APA Corp.	1,834	49,316
Devon Energy Corp.	5,779	254,565
Diamondback Energy, Inc.	1,563	168,569
EOG Resources, Inc.	2,471	219,499
Hess Corp.	1,797	133,032
Occidental Petroleum Corp.	3,339	96,798
Pioneer Natural Resources Co.	1,167	212,254
		1,134,033
Patient Monitoring Equipment — 0.2%
Insulet Corp.†	4,178	1,111,640
Pipelines — 0.0%
ONEOK, Inc.	1,760	103,418
Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	579	203,762
Real Estate Investment Trusts — 1.3%
American Tower Corp.	8,452	2,472,210
AvalonBay Communities, Inc.	539	136,146
Crown Castle International Corp.	1,785	372,601
Duke Realty Corp.	2,272	149,134
Equinix, Inc.	2,141	1,810,944
Essex Property Trust, Inc.	263	92,637
Extra Space Storage, Inc.	1,229	278,651
Federal Realty Investment Trust	270	36,806
Iron Mountain, Inc.	1,621	84,827
Mid-America Apartment Communities, Inc.	655	150,283
Prologis, Inc.	4,140	697,010
Public Storage	826	309,387
SBA Communications Corp.	559	217,462
Simon Property Group, Inc.	1,810	289,184
UDR, Inc.	1,467	88,005
Weyerhaeuser Co.	2,888	118,928
		7,304,215
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	1,536	166,671
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	399	132,584
Respiratory Products — 0.0%
ResMed, Inc.	776	202,132
Retail-Apparel/Shoe — 1.0%
Lululemon Athletica, Inc.†	8,679	3,397,395
Ross Stores, Inc.	18,886	2,158,292
		5,555,687
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	278	66,687
AutoZone, Inc.†	192	402,507
O'Reilly Automotive, Inc.†	618	436,450
		905,644
Retail-Automobile — 0.0%
CarMax, Inc.†	789	102,751

148

Retail-Building Products — 0.8%
Home Depot, Inc.	7,362	3,055,303
Lowe's Cos., Inc.	6,356	1,642,899
		4,698,202
Retail-Discount — 0.5%
Costco Wholesale Corp.	2,068	1,174,004
Target Corp.	2,464	570,268
Walmart, Inc.	8,137	1,177,342
		2,921,614
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,045	249,337
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,577	110,059
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	279	115,043
Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	809	1,414,334
Domino's Pizza, Inc.	7,721	4,357,192
McDonald's Corp.	10,863	2,912,045
Starbucks Corp.	5,524	646,142
Yum! Brands, Inc.	1,265	175,658
		9,505,371
Schools — 0.1%
Chegg, Inc.†	10,359	318,021
Semiconductor Components-Integrated Circuits — 0.4%
NXP Semiconductors NV	1,538	350,326
QUALCOMM, Inc.	10,281	1,880,086
		2,230,412
Semiconductor Equipment — 1.7%
Applied Materials, Inc.	8,288	1,304,200
ASML Holding NV	8,652	6,888,203
KLA Corp.	1,392	598,713
Lam Research Corp.	1,292	929,142
Teradyne, Inc.	1,496	244,641
		9,964,899
Steel-Producers — 0.0%
Nucor Corp.	1,417	161,751
Theaters — 0.2%
Live Nation Entertainment, Inc.†	11,009	1,317,667
Therapeutics — 0.1%
Sarepta Therapeutics, Inc.†	8,630	777,131
Transport-Rail — 0.8%
Union Pacific Corp.	17,579	4,428,677
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,555	208,821
United Parcel Service, Inc., Class B	13,921	2,983,827
		3,192,648
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	455	93,002
Old Dominion Freight Line, Inc.	855	306,415
		399,417
Water Treatment Systems — 0.0%
Pentair PLC	881	64,339
Web Hosting/Design — 0.0%
VeriSign, Inc.†	417	105,843
Web Portals/ISP — 5.6%
Alphabet, Inc., Class A†	6,300	18,251,352
Alphabet, Inc., Class C†	4,730	13,686,681
		31,938,033
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	915	248,606
Total Common Stocks (cost $337,079,628)		550,946,891
EXCHANGE-TRADED FUNDS — 2.6%
iShares S&P 500 Growth ETF	78,200	6,542,994
SPDR Portfolio S&P 500 Growth ETF	111,370	8,070,984
Total Exchange-Traded Funds (cost $13,457,689)		14,613,978
OPTIONS - PURCHASED†(1) — 0.0%
Over the Counter Call Options on Currency Contracts
(cost $939,021)	182,277,773	210,977
Total Long-Term Investment Securities (cost $351,476,338)		565,771,846

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(2)	5,174,049	5,174,049
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	2,239,782	2,239,782
		7,413,831
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.05% due 04/21/2022(3)	$100,000	99,978
0.07% due 03/24/2022(3)	90,000	89,989
		189,967

149

Total Short-Term Investment Securities (cost $7,603,802)		7,603,798
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2021, to be repurchased 01/03/2022 in the amount of $307,000 and collateralized by $314,500 of United States Treasury Notes, bearing interest at 1.38% due 12/31/2028 and having an approximate value of $313,223 (cost $307,000)	307,000	307,000
TOTAL INVESTMENTS (cost $359,387,140)	100.0%	573,682,644
Other assets less liabilities	0.0	42,237
NET ASSETS	100.0%	$573,724,881

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $2,902,701 representing 0.5% of net assets.
(1)	Options --- Purchased

Over the Counter Call  Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000's)	Premiums Paid	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.4494 CNY per $1 USD	BNP Paribas SA	January 2022	CNY 7.45	$37,648	$200,963	$38	$(200,925)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.5700 CNY per $1 USD	Goldman Sachs International	March 2022	CNY 7.57	32,582	161,839	1,597	(160,242)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2700 CNY per $1 USD	Goldman Sachs International	November 2022	CNY 7.27	39,154	187,961	118,282	(69,679)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.2750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY 7.28	41,678	194,169	51,930	(142,239)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3750 CNY per $1 USD	JPMorgan Chase Bank	July 2022	CNY 7.38	12,060	63,979	13,326	(50,653)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.3100 CNY per $1 USD	JPMorgan Chase Bank	August 2022	CNY 7.31	19,156	130,110	25,804	(104,306)
					$939,021	$210,977	$(728,044)

CNY — Chinese Yuan

USD — United States Dollar

(2)	The rate shown is the 7-day yield as of December 31, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P 500 E-Mini Index	March 2022	$465,888	$475,850	$9,962

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$550,946,891	$-	$-	$550,946,891
Exchange-Traded Funds	14,613,978	-	-	14,613,978
Options - Purchased	-	210,977	-	210,977
Short-Term Investment Securities:
Registered Investment Companies	7,413,831	-	-	7,413,831
U.S. Government Treasuries	-	189,967	-	189,967
Repurchase Agreements	-	307,000	-	307,000
Total Investments at Value	$572,974,700	$707,944	$-	$573,682,644

Other Financial Instruments:†
Futures Contracts	$9,962	$-	$-	$9,962

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

150

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.9%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	5,644	$211,368
Omnicom Group, Inc.	44,932	3,292,167
		3,503,535
Aerospace/Defense — 3.3%
Boeing Co.†	7,919	1,594,253
General Dynamics Corp.	38,386	8,002,329
Lockheed Martin Corp.	3,519	1,250,688
Northrop Grumman Corp.	11,595	4,488,077
Raytheon Technologies Corp.	134,034	11,534,966
Teledyne Technologies, Inc.†	669	292,279
TransDigm Group, Inc.†	420	267,238
		27,429,830
Aerospace/Defense-Equipment — 0.5%
Howmet Aerospace, Inc.	5,512	175,447
L3Harris Technologies, Inc.	16,711	3,563,454
		3,738,901
Agricultural Biotech — 0.1%
Corteva, Inc.	10,449	494,029
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,230	87,059
Mosaic Co.	5,310	208,630
		295,689
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,020	542,072
Airlines — 0.5%
Alaska Air Group, Inc.†	1,796	93,572
American Airlines Group, Inc.†	9,282	166,705
Delta Air Lines, Inc.†	9,175	358,559
Southwest Airlines Co.†	80,653	3,455,174
United Airlines Holdings, Inc.†	4,642	203,227
		4,277,237
Apparel Manufacturers — 0.1%
PVH Corp.	1,019	108,676
Ralph Lauren Corp.	699	83,083
Tapestry, Inc.	3,944	160,127
Under Armour, Inc., Class A†	1,541	32,654
Under Armour, Inc., Class C†	1,757	31,696
VF Corp.	4,673	342,157
		758,393
Appliances — 0.0%
Whirlpool Corp.	871	204,389
Applications Software — 0.1%
PTC, Inc.†	757	91,711
Roper Technologies, Inc.	1,512	743,692
		835,403
Athletic Footwear — 0.2%
NIKE, Inc., Class B	8,426	1,404,361
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	56,271	1,168,749
General Motors Co.†	20,812	1,220,207
Volkswagen AG (Preference Shares)	8,530	1,723,580
		4,112,536
Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	2,050	447,187
PACCAR, Inc.	4,977	439,270
		886,457
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC†	2,288	377,406
BorgWarner, Inc.	3,437	154,905
Gentex Corp.	102,547	3,573,763
		4,106,074
Banks-Commercial — 1.9%
Citizens Financial Group, Inc.	6,110	288,697
M&T Bank Corp.	31,002	4,761,287
Regions Financial Corp.	7,516	163,849
Truist Financial Corp.	178,555	10,454,395
Zions Bancorp NA	1,166	73,645
		15,741,873
Banks-Fiduciary — 1.4%
Bank of New York Mellon Corp.	138,426	8,039,782
Northern Trust Corp.	27,582	3,299,083
State Street Corp.	5,241	487,413
		11,826,278
Banks-Super Regional — 1.9%
Comerica, Inc.	1,034	89,958
Fifth Third Bancorp	9,802	426,877
Huntington Bancshares, Inc.	20,735	319,734
KeyCorp	13,347	308,716
PNC Financial Services Group, Inc.	29,117	5,838,541
US Bancorp	108,376	6,087,480
Wells Fargo & Co.	57,157	2,742,393
		15,813,699
Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	55,727	3,299,596
Keurig Dr Pepper, Inc.	93,903	3,461,265
Monster Beverage Corp.†	2,585	248,263
PepsiCo, Inc.	30,578	5,311,704
		12,320,828
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,619	190,820
Brewery — 0.1%
Constellation Brands, Inc., Class A	2,355	591,035
Molson Coors Beverage Co., Class B	2,701	125,191
		716,226
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	2,426	57,108
Discovery, Inc., Class C†	4,354	99,707
Fox Corp., Class A	4,592	169,445
Fox Corp., Class B	2,108	72,241
		398,501
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	28,602	3,057,554
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	12,423	673,823
Johnson Controls International PLC	49,096	3,991,996
		4,665,819
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	376	165,635
Vulcan Materials Co.	989	205,297
		370,932

151

Building Products-Wood — 0.0%
Masco Corp.	1,819	127,730
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,817	62,160
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	2,196	238,156
Lennar Corp., Class A	32,767	3,806,215
NVR, Inc.†	25	147,722
PulteGroup, Inc.	3,629	207,433
		4,399,526
Cable/Satellite TV — 1.4%
Charter Communications, Inc., Class A†	1,773	1,155,943
Comcast Corp., Class A	209,511	10,544,689
DISH Network Corp., Class A†	3,580	116,135
		11,816,767
Casino Hotels — 0.1%
Las Vegas Sands Corp.†	4,928	185,490
MGM Resorts International	5,580	250,431
Wynn Resorts, Ltd.†	1,509	128,325
		564,246
Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,103	103,164
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	8,415	975,972
Chemicals-Diversified — 0.9%
Celanese Corp.	26,926	4,525,184
Dow, Inc.	10,602	601,345
DuPont de Nemours, Inc.	7,427	599,953
Eastman Chemical Co.	1,927	232,994
FMC Corp.	1,817	199,670
LyondellBasell Industries NV, Class A	3,769	347,615
PPG Industries, Inc.	3,403	586,813
		7,093,574
Chemicals-Specialty — 0.2%
Albemarle Corp.	537	125,534
Ecolab, Inc.	3,574	838,425
International Flavors & Fragrances, Inc.	3,649	549,722
		1,513,681
Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	89,790	2,973,845
Sherwin-Williams Co.	1,625	572,260
		3,546,105
Commercial Services — 0.1%
Cintas Corp.	680	301,356
Nielsen Holdings PLC	5,143	105,483
Quanta Services, Inc.	940	107,780
		514,619
Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	11,644	2,871,177
FleetCor Technologies, Inc.†	1,164	260,550
Global Payments, Inc.	32,871	4,443,502
IHS Markit, Ltd.	2,973	395,171
MarketAxess Holdings, Inc.	283	116,389
Moody's Corp.	788	307,777
PayPal Holdings, Inc.†	7,748	1,461,118
S&P Global, Inc.	1,347	635,690
		10,491,374
Computer Aided Design — 0.1%
ANSYS, Inc.†	475	190,532
Autodesk, Inc.†	1,135	319,151
Synopsys, Inc.†	721	265,688
		775,371
Computer Services — 0.8%
Accenture PLC, Class A	3,803	1,576,534
Amdocs, Ltd.	35,170	2,632,123
Cognizant Technology Solutions Corp., Class A	7,530	668,061
DXC Technology Co.†	3,616	116,399
International Business Machines Corp.	12,856	1,718,333
Leidos Holdings, Inc.	2,012	178,867
		6,890,317
Computer Software — 0.0%
Akamai Technologies, Inc.†	1,351	158,121
Citrix Systems, Inc.	1,788	169,127
		327,248
Computers — 0.1%
Hewlett Packard Enterprise Co.	18,751	295,703
HP, Inc.	8,261	311,192
		606,895
Computers-Memory Devices — 0.1%
NetApp, Inc.	930	85,551
Seagate Technology Holdings PLC	793	89,593
Western Digital Corp.†	4,467	291,293
		466,437
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,132	258,922
Consumer Products-Misc. — 0.6%
Clorox Co.	1,761	307,048
Kimberly-Clark Corp.	29,242	4,179,267
		4,486,315
Containers-Metal/Glass — 0.1%
Ball Corp.	4,643	446,982
Containers-Paper/Plastic — 0.9%
Amcor PLC	21,978	263,956
Packaging Corp. of America	1,362	185,436
Sealed Air Corp.	49,684	3,352,179
Sonoco Products Co.	56,159	3,251,045
WestRock Co.	3,828	169,810
		7,222,426
Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	42,405	3,618,843
Estee Lauder Cos., Inc., Class A	1,362	504,212
Procter & Gamble Co.	52,544	8,595,148
Unilever PLC ADR	115,185	6,195,801
		18,914,004

152

Cruise Lines — 0.1%
Carnival Corp.†	11,532	232,024
Norwegian Cruise Line Holdings, Ltd.†	5,304	110,005
Royal Caribbean Cruises, Ltd.†	3,214	247,156
		589,185
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	936	171,120
Fidelity National Information Services, Inc.	45,847	5,004,200
Fiserv, Inc.†	8,518	884,083
Jack Henry & Associates, Inc.	1,061	177,176
Paychex, Inc.	2,162	295,113
		6,531,692
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,134	174,846
Diagnostic Equipment — 0.1%
Danaher Corp.	2,917	959,722
Waters Corp.†	227	84,580
		1,044,302
Diagnostic Kits — 0.0%
Hologic, Inc.†	945	72,349
IDEXX Laboratories, Inc.†	377	248,240
		320,589
Dialysis Centers — 0.0%
DaVita, Inc.†	935	106,366
Disposable Medical Products — 0.0%
Teleflex, Inc.	672	220,739
Distribution/Wholesale — 0.1%
Copart, Inc.†	979	148,436
Fastenal Co.	4,287	274,625
LKQ Corp.	2,191	131,526
WW Grainger, Inc.	620	321,309
		875,896
Diversified Banking Institutions — 4.7%
Bank of America Corp.	175,091	7,789,799
Citigroup, Inc.	28,445	1,717,793
JPMorgan Chase & Co.	142,184	22,514,836
Morgan Stanley	68,986	6,771,666
		38,794,094
Diversified Manufacturing Operations — 1.2%
3M Co.	8,261	1,467,401
A.O. Smith Corp.	955	81,987
Eaton Corp. PLC	5,714	987,493
General Electric Co.	15,742	1,487,147
Illinois Tool Works, Inc.	2,416	596,269
Parker-Hannifin Corp.	1,851	588,840
Siemens AG	19,055	3,312,257
Textron, Inc.	3,160	243,952
Trane Technologies PLC	3,405	687,912
		9,453,258
Drug Delivery Systems — 1.1%
Becton Dickinson & Co.	35,288	8,874,226
E-Commerce/Products — 0.0%
eBay, Inc.	2,064	137,256
E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	589	1,413,146
Expedia Group, Inc.†	2,093	378,247
Match Group, Inc.†	4,058	536,671
		2,328,064
E-Services/Consulting — 0.0%
CDW Corp.	798	163,414
Electric Products-Misc. — 0.8%
AMETEK, Inc.	3,316	487,585
Emerson Electric Co.	61,167	5,686,696
		6,174,281
Electric-Distribution — 0.6%
Consolidated Edison, Inc.	5,071	432,658
Sempra Energy	33,123	4,381,510
		4,814,168
Electric-Integrated — 4.2%
AES Corp.	9,557	232,235
Alliant Energy Corp.	3,589	220,616
Ameren Corp.	3,693	328,714
American Electric Power Co., Inc.	7,220	642,363
CenterPoint Energy, Inc.	9,015	251,609
CMS Energy Corp.	4,153	270,153
Dominion Energy, Inc.	57,510	4,517,986
DTE Energy Co.	2,777	331,963
Duke Energy Corp.	40,575	4,256,317
Edison International	5,446	371,689
Entergy Corp.	2,881	324,545
Evergy, Inc.	3,287	225,521
Eversource Energy	31,807	2,893,801
Exelon Corp.	90,301	5,215,786
FirstEnergy Corp.	7,804	324,568
NextEra Energy, Inc.	28,127	2,625,937
Pinnacle West Capital Corp.	58,196	4,108,056
PPL Corp.	10,762	323,506
Public Service Enterprise Group, Inc.	7,249	483,726
Southern Co.	15,192	1,041,867
WEC Energy Group, Inc.	4,522	438,950
Xcel Energy, Inc.	70,455	4,769,803
		34,199,711
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	1,067	145,294
Hubbell, Inc.	15,171	3,159,664
nVent Electric PLC	69,478	2,640,164
		5,945,122
Electronic Components-Semiconductors — 2.3%
Broadcom, Inc.	2,537	1,688,145
Intel Corp.	58,301	3,002,501
IPG Photonics Corp.†	512	88,136
Microchip Technology, Inc.	4,136	360,080
Micron Technology, Inc.	64,962	6,051,210
Qorvo, Inc.†	21,641	3,384,436
Skyworks Solutions, Inc.	1,255	194,701
Texas Instruments, Inc.	19,915	3,753,380
Xilinx, Inc.	924	195,916
		18,718,505

153

Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,029	352,376
TE Connectivity, Ltd.	12,637	2,038,854
		2,391,230
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,736	277,152
Fortive Corp.	5,140	392,130
Keysight Technologies, Inc.†	660	136,297
Trimble, Inc.†	1,583	138,022
		943,601
Electronic Security Devices — 0.0%
Allegion PLC	1,286	170,318
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	188	52,747
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	1,046	145,635
Enterprise Software/Service — 0.2%
Ceridian HCM Holding, Inc.†	1,152	120,338
Paycom Software, Inc.†	173	71,828
salesforce.com, Inc.†	5,473	1,390,853
Tyler Technologies, Inc.†	223	119,963
		1,702,982
Entertainment Software — 0.7%
Activision Blizzard, Inc.	11,165	742,807
Electronic Arts, Inc.	35,661	4,703,686
Take-Two Interactive Software, Inc.†	628	111,608
		5,558,101
Finance-Consumer Loans — 0.0%
Synchrony Financial	3,373	156,473
Finance-Credit Card — 0.8%
American Express Co.	5,036	823,890
Capital One Financial Corp.	3,173	460,370
Mastercard, Inc., Class A	6,591	2,368,278
Visa, Inc., Class A	13,703	2,969,577
		6,622,115
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	6,896	579,954
Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	642	83,717
CME Group, Inc.	5,152	1,177,026
Intercontinental Exchange, Inc.	3,473	475,002
Nasdaq, Inc.	369	77,494
		1,813,239
Food-Catering — 0.3%
Sodexo SA	26,703	2,342,728
Food-Confectionery — 1.2%
Hershey Co.	1,146	221,717
J.M. Smucker Co.	1,553	210,928
Mondelez International, Inc., Class A	137,603	9,124,455
		9,557,100
Food-Dairy Products — 0.2%
Danone SA	21,557	1,339,782
Food-Meat Products — 0.1%
Hormel Foods Corp.	4,044	197,388
Tyson Foods, Inc., Class A	4,226	368,338
		565,726
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	2,902	126,121
Conagra Brands, Inc.	133,739	4,567,187
General Mills, Inc.	8,683	585,060
Kellogg Co.	3,668	236,293
Kraft Heinz Co.	10,177	365,354
Lamb Weston Holdings, Inc.	2,094	132,718
McCormick & Co., Inc.	3,574	345,284
		6,358,017
Food-Retail — 0.3%
Koninklijke Ahold Delhaize NV	65,393	2,243,548
Kroger Co.	9,701	439,067
		2,682,615
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	49,895	3,919,252
Gas-Distribution — 0.0%
Atmos Energy Corp.	1,898	198,853
NiSource, Inc.	5,629	155,417
		354,270
Gold Mining — 0.1%
Newmont Corp.	11,431	708,951
Home Decoration Products — 0.0%
Newell Brands, Inc.	2,551	55,714
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	2,357	367,669
Marriott International, Inc., Class A†	3,922	648,071
		1,015,740
Human Resources — 0.0%
Robert Half International, Inc.	511	56,987
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	798	278,382
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	3,173	965,417
Linde PLC	3,600	1,247,148
		2,212,565
Instruments-Controls — 0.3%
Honeywell International, Inc.	9,869	2,057,785
Mettler-Toledo International, Inc.†	122	207,060
		2,264,845
Insurance Brokers — 0.2%
Aon PLC, Class A	1,263	379,607
Arthur J. Gallagher & Co.	1,664	282,331
Brown & Brown, Inc.	1,042	73,232
Marsh & McLennan Cos., Inc.	2,823	490,694
Willis Towers Watson PLC	1,786	424,157
		1,650,021

154

Insurance-Life/Health — 0.7%
Aflac, Inc.	79,243	4,626,999
Globe Life, Inc.	1,332	124,835
Lincoln National Corp.	2,435	166,213
Principal Financial Group, Inc.	3,534	255,614
Prudential Financial, Inc.	5,419	586,553
		5,760,214
Insurance-Multi-line — 3.3%
Allstate Corp.	44,923	5,285,191
American International Group, Inc.(1)	11,902	676,748
Chubb, Ltd.	59,451	11,492,473
Cincinnati Financial Corp.	1,139	129,766
Hartford Financial Services Group, Inc.	4,879	336,846
Loews Corp.	2,873	165,944
MetLife, Inc.	144,165	9,008,871
		27,095,839
Insurance-Property/Casualty — 3.2%
Assurant, Inc.	20,377	3,175,959
Berkshire Hathaway, Inc., Class B†	60,665	18,138,835
Progressive Corp.	42,210	4,332,856
Travelers Cos., Inc.	3,527	551,729
WR Berkley Corp.	2,000	164,780
		26,364,159
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	564	154,491
Internet Content-Entertainment — 0.0%
Twitter, Inc.†	5,960	257,591
Internet Infrastructure Software — 0.9%
F5, Inc.†	29,061	7,111,517
Internet Security — 0.0%
NortonLifeLock, Inc.	8,339	216,647
Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	10,934	3,298,350
BlackRock, Inc.	983	899,995
Franklin Resources, Inc.	2,216	74,214
Invesco, Ltd.	4,892	112,614
LPL Financial Holdings, Inc.	22,864	3,660,298
Raymond James Financial, Inc.	1,089	109,336
T. Rowe Price Group, Inc.	967	190,151
		8,344,958
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	7,754	1,603,062
Oshkosh Corp.	19,186	2,162,454
		3,765,516
Machinery-Farming — 0.1%
Deere & Co.	2,184	748,872
Machinery-General Industrial — 0.5%
IDEX Corp.	643	151,954
Middleby Corp.†	16,904	3,326,031
Otis Worldwide Corp.	3,653	318,067
Westinghouse Air Brake Technologies Corp.	2,678	246,670
		4,042,722
Machinery-Pumps — 0.1%
Dover Corp.	1,115	202,484
Ingersoll Rand, Inc.	5,843	361,506
Xylem, Inc.	1,525	182,878
		746,868
Medical Information Systems — 0.7%
Cerner Corp.	62,047	5,762,305
Medical Instruments — 2.7%
Boston Scientific Corp.†	103,547	4,398,676
Edwards Lifesciences Corp.†	3,311	428,940
Intuitive Surgical, Inc.†	1,586	569,850
Medtronic PLC	159,288	16,478,344
		21,875,810
Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	982	125,726
IQVIA Holdings, Inc.†	739	208,502
Laboratory Corp. of America Holdings†	645	202,665
Quest Diagnostics, Inc.	16,236	2,808,990
		3,345,883
Medical Products — 1.3%
Abbott Laboratories	11,914	1,676,776
ABIOMED, Inc.†	293	105,237
Baxter International, Inc.	7,177	616,074
Cooper Cos., Inc.	707	296,190
Henry Schein, Inc.†	1,988	154,130
STERIS PLC	832	202,517
Stryker Corp.	2,840	759,473
Zimmer Biomet Holdings, Inc.	56,259	7,147,143
		10,957,540
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	4,764	1,071,757
Bio-Rad Laboratories, Inc., Class A†	139	105,024
Biogen, Inc.†	2,106	505,271
Gilead Sciences, Inc.	17,982	1,305,673
Illumina, Inc.†	1,143	434,843
Incyte Corp.†	1,534	112,596
Vertex Pharmaceuticals, Inc.†	1,458	320,177
		3,855,341
Medical-Drugs — 7.4%
AbbVie, Inc.	11,658	1,578,493
AstraZeneca PLC ADR	60,190	3,506,067
Bristol-Myers Squibb Co.	31,819	1,983,915
Eli Lilly & Co.	15,944	4,404,052
Johnson & Johnson	107,331	18,361,114
Merck & Co., Inc.	161,354	12,366,170
Organon & Co.	3,635	110,686
Pfizer, Inc.	199,176	11,761,343
Roche Holding AG	5,443	2,264,532
Roche Holding AG ADR	72,225	3,733,310
Zoetis, Inc.	2,306	562,733
		60,632,415

155

Medical-Generic Drugs — 0.0%
Viatris, Inc.	17,337	234,570
Medical-HMO — 3.2%
Anthem, Inc.	16,925	7,845,415
Centene Corp.†	63,276	5,213,942
Humana, Inc.	1,843	854,894
UnitedHealth Group, Inc.	24,942	12,524,376
		26,438,627
Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	1,442	370,479
Universal Health Services, Inc., Class B	23,123	2,998,128
		3,368,607
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	2,145	285,049
Cardinal Health, Inc.	4,039	207,968
McKesson Corp.	13,133	3,264,470
		3,757,487
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	11,788	491,913
Multimedia — 0.9%
FactSet Research Systems, Inc.	227	110,324
ViacomCBS, Inc., Class B	8,697	262,476
Walt Disney Co.†	42,780	6,626,194
		6,998,994
Networking Products — 2.2%
Cisco Systems, Inc.	285,664	18,102,528
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,680	234,276
Waste Management, Inc.	2,703	451,131
		685,407
Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	207	123,206
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	582	126,044
Oil Companies-Exploration & Production — 1.7%
APA Corp.	2,343	63,003
ConocoPhillips	117,518	8,482,449
Coterra Energy, Inc.	11,663	221,597
EOG Resources, Inc.	4,529	402,311
Hess Corp.	1,146	84,839
Marathon Oil Corp.	11,160	183,247
Occidental Petroleum Corp.	7,504	217,541
Pioneer Natural Resources Co.	22,515	4,095,028
		13,750,015
Oil Companies-Integrated — 2.0%
Chevron Corp.	78,254	9,183,107
Exxon Mobil Corp.	60,688	3,713,499
TotalEnergies SE ADR	74,192	3,669,536
		16,566,142
Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	8,824	564,648
Phillips 66	51,081	3,701,329
Valero Energy Corp.	5,861	440,220
		4,706,197
Oil-Field Services — 0.5%
Baker Hughes Co.	123,110	2,962,026
Halliburton Co.	12,832	293,468
Schlumberger NV	20,107	602,205
		3,857,699
Paper & Related Products — 0.3%
International Paper Co.	5,551	260,786
Mondi PLC	83,641	2,067,256
		2,328,042
Pharmacy Services — 1.2%
Cigna Corp.	18,349	4,213,481
CVS Health Corp.	54,170	5,588,177
		9,801,658
Pipelines — 0.1%
Kinder Morgan, Inc.	27,953	443,335
ONEOK, Inc.	3,644	214,121
Williams Cos., Inc.	17,418	453,565
		1,111,021
Private Equity — 0.4%
Ares Management Corp., Class A	38,987	3,168,473
Publishing-Newspapers — 0.0%
News Corp., Class A	5,634	125,695
News Corp., Class B	1,746	39,285
		164,980
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,381	123,455
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	2,021	450,602
American Tower Corp.	3,199	935,708
AvalonBay Communities, Inc.	1,162	293,510
Boston Properties, Inc.	2,038	234,737
Crown Castle International Corp.	3,408	711,386
Digital Realty Trust, Inc.	4,068	719,507
Duke Realty Corp.	1,911	125,438
Equinix, Inc.	697	589,550
Equity Residential	4,892	442,726
Essex Property Trust, Inc.	523	184,216
Federal Realty Investment Trust	582	79,338
Gaming and Leisure Properties, Inc.	80,981	3,940,535
Healthpeak Properties, Inc.	86,528	3,122,796
Host Hotels & Resorts, Inc.†	217,487	3,782,099
Iron Mountain, Inc.	1,619	84,722
Kimco Realty Corp.	8,837	217,832
Mid-America Apartment Communities, Inc.	627	143,859
Prologis, Inc.	4,133	695,832
Public Storage	897	335,980
Realty Income Corp.	8,110	580,595
Regency Centers Corp.	2,209	166,448
SBA Communications Corp.	686	266,868
Simon Property Group, Inc.	1,884	301,007
UDR, Inc.	1,875	112,481
Ventas, Inc.	5,722	292,509
Vornado Realty Trust	2,279	95,399
Welltower, Inc.	6,240	535,205
Weyerhaeuser Co.	6,228	256,469
		19,697,354

156

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	33,801	3,667,746
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	415	137,900
Respiratory Products — 0.0%
ResMed, Inc.	877	228,441
Retail-Apparel/Shoe — 0.4%
Gap, Inc.	3,073	54,239
Ross Stores, Inc.	5,094	582,142
Victoria's Secret & Co.†	53,350	2,963,059
		3,599,440
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	12,713	3,049,595
Genuine Parts Co.	2,042	286,288
		3,335,883
Retail-Automobile — 0.0%
CarMax, Inc.†	1,092	142,211
Retail-Building Products — 0.2%
Home Depot, Inc.	3,631	1,506,901
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,173	322,377
Retail-Discount — 1.6%
Costco Wholesale Corp.	3,103	1,761,573
Dollar General Corp.	3,345	788,851
Dollar Tree, Inc.†	24,754	3,478,432
Target Corp.	3,148	728,573
Walmart, Inc.	43,988	6,364,624
		13,122,053
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	10,299	537,196
Retail-Major Department Stores — 0.8%
TJX Cos., Inc.	83,033	6,303,865
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,326	92,542
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	343	141,433
Retail-Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	133	232,517
Darden Restaurants, Inc.	1,860	280,191
Domino's Pizza, Inc.	172	97,065
McDonald's Corp.	5,891	1,579,200
Starbucks Corp.	8,289	969,564
Yum! Brands, Inc.	2,227	309,241
		3,467,778
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	6,136	109,343
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	28,290	4,972,533
NXP Semiconductors NV	1,411	321,398
		5,293,931
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	574	107,189
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,500	358,750
Software Tools — 0.2%
VMware, Inc., Class A	16,364	1,896,260
Steel-Producers — 0.0%
Nucor Corp.	1,885	215,173
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	106,647	3,970,468
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	4,661	166,444
Telephone-Integrated — 1.9%
AT&T, Inc.	102,367	2,518,228
Lumen Technologies, Inc.	13,210	165,785
Verizon Communications, Inc.	241,136	12,529,427
		15,213,440
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	786	143,193
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,104	132,138
Tobacco — 0.4%
Altria Group, Inc.	26,333	1,247,921
Philip Morris International, Inc.	22,317	2,120,115
		3,368,036
Tools-Hand Held — 0.1%
Snap-on, Inc.	770	165,843
Stanley Black & Decker, Inc.	2,337	440,805
		606,648
Toys — 0.0%
Hasbro, Inc.	1,859	189,209
Transport-Rail — 0.7%
CSX Corp.	31,795	1,195,492
Norfolk Southern Corp.	10,411	3,099,459
Union Pacific Corp.	5,437	1,369,743
		5,664,694
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	1,863	200,514
FedEx Corp.	3,503	906,016
United Parcel Service, Inc., Class B	5,958	1,277,038
		2,383,568
Transport-Truck — 0.3%
JB Hunt Transport Services, Inc.	494	100,974
Knight-Swift Transportation Holdings, Inc.	44,293	2,699,215
		2,800,189
Water — 0.1%
American Water Works Co., Inc.	2,602	491,414

157

Water Treatment Systems — 0.0%
Pentair PLC	996	72,738
Web Hosting/Design — 0.0%
VeriSign, Inc.†	734	186,304
Web Portals/ISP — 0.3%
Alphabet, Inc., Class C†	909	2,630,273
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	993	269,798
Total Common Stocks (cost $655,884,389)		803,776,148
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Value ETF	16,001	2,687,048
iShares S&P 500 Value ETF	23,200	3,633,816
Total Exchange-Traded Funds (cost $6,168,622)		6,320,864
Total Long-Term Investment Securities (cost $662,053,011)		810,097,012
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 02/24/2022 (cost $99,988)(2)	$100,000	99,996
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2021, to be repurchased 01/03/2022 in the amount of $355,000 and collateralized by $363,600 of United States Treasury Notes, bearing interest at 1.38% due 12/31/2028 and having an approximate value of $362,123	355,000	355,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	405,000	405,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	305,000	305,000
BNP Paribas SA Joint Repurchase Agreement(3)	265,000	265,000
Deutsche Bank AG Joint Repurchase Agreement(3)	390,000	390,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	390,000	390,000
Total Repurchase Agreements (cost $2,110,000)		2,110,000
TOTAL INVESTMENTS (cost $664,262,999)	99.0%	812,307,008
Other assets less liabilities	1.0	8,296,494
NET ASSETS	100.0%	$820,603,502

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)

3	Long	S&P 500 E-Mini Index	March 2022	$698,831	$713,775	$14,944

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	EUR	10,897,095	USD	12,339,325	03/31/2022	$-	$(89,673)

JPMorgan Chase Bank	GBP	5,192,442	USD	6,865,499	03/31/2022	-	(160,040)

Morgan Stanley & Co., Inc.	CHF	1,749,299	USD	1,902,859	03/31/2022	-	(21,326)

						-	-
Net Unrealized Appreciation/(Depreciation)						$-	$(271,039)

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$803,776,148	$-	$-	$803,776,148
Exchange-Traded Funds	6,320,864	-	-	6,320,864
Short-Term Investment Securities	-	99,996	-	99,996
Repurchase Agreements	-	2,110,000	-	2,110,000
Total Investments at Value	$810,097,012	$2,209,996	$-	$812,307,008

Other Financial Instruments:†
Futures Contracts	$14,944	$-	$-	$14,944

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$-	$271,039	$-	$271,039

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

158

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.0%
Advertising Services — 0.7%
Trade Desk, Inc., Class A†	18,245	$1,671,972
Aerospace/Defense — 0.3%
BWX Technologies, Inc.	2,716	130,042
Spirit AeroSystems Holdings, Inc., Class A	580	24,992
TransDigm Group, Inc.†	768	488,663
		643,697
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	274	39,516
HEICO Corp., Class A	481	61,818
Hexcel Corp.†	2,000	103,600
Howmet Aerospace, Inc.	544	17,316
		222,250
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,700	191,106
Airlines — 0.3%
Alaska Air Group, Inc.†	2,900	151,090
Delta Air Lines, Inc.†	12,135	474,236
Southwest Airlines Co.†	3,300	141,372
		766,698
Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	46	4,482
Deckers Outdoor Corp.†	71	26,008
Hanesbrands, Inc.	3,939	65,860
Tapestry, Inc.	530	21,518
VF Corp.	3,954	289,512
		407,380
Applications Software — 1.8%
C3.ai, Inc., Class A† Class A	300	9,375
CCC Intelligent Solutions Holdings, Inc.†	2,683	30,559
CDK Global, Inc.	348	14,526
Confluent, Inc., Class A†	1,101	83,940
Duck Creek Technologies, Inc.†	303	9,123
Elastic NV†	1,393	171,464
Five9, Inc.†	9,623	1,321,430
Informatica, Inc.† Class A	4,858	179,649
IronSource, Ltd., Class A†	128,158	991,943
Jamf Holding Corp.†	860	32,689
Magic Leap, Inc., Class A†(1)(2)	9	121
Monday.com, Ltd.†	194	59,892
nCino, Inc.†	4,755	260,859
Nuance Communications, Inc.†	2,055	113,683
Procore Technologies, Inc.†	1,829	146,265
PTC, Inc.†	4,391	531,970
Smartsheet, Inc., Class A†	5,606	434,185
Tanium, Class B†(1)(2)	1,910	17,610
		4,409,283
Athletic Equipment — 0.1%
Peloton Interactive, Inc., Class A†	5,112	182,805
YETI Holdings, Inc.†	1,624	134,516
		317,321
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	1,400	85,694
Auto Repair Centers — 0.0%
Mister Car Wash, Inc.†	1,166	21,233
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,300	114,738
TuSimple Holdings, Inc., Class A†	292	10,468
		125,206
Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	1,494	54,307
Aptiv PLC†	2,008	331,220
QuantumScape Corp.†	3,311	73,471
		458,998
Banks-Commercial — 0.2%
Citizens Financial Group, Inc.	1,428	67,473
First Republic Bank	525	108,418
SVB Financial Group†	161	109,197
Synovus Financial Corp.	204	9,765
Western Alliance Bancorp	1,007	108,403
		403,256
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	429	29,082
Brown-Forman Corp., Class B	6,214	452,752
		481,834
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	390	196,989
Constellation Brands, Inc., Class A	475	119,211
		316,200
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.	436	50,628
AZEK Co., Inc.†	1,166	53,916
Fortune Brands Home & Security, Inc.	2,999	320,593
Louisiana-Pacific Corp.	122	9,559
Trex Co., Inc.†	2,196	296,526
		731,222
Building & Construction-Misc. — 0.1%
Frontdoor, Inc.†	1,099	40,279
TopBuild Corp.†	519	143,197
		183,476
Building Products-Air & Heating — 0.8%
Carrier Global Corp.	7,728	419,167
Johnson Controls International PLC	18,172	1,477,565
		1,896,732
Building Products-Cement — 0.1%
Vulcan Materials Co.	1,200	249,096
Building-Maintenance & Services — 0.1%
Rollins, Inc.	6,308	215,797
Building-Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	13,118	1,361,255
Building-Residential/Commercial — 1.3%
D.R. Horton, Inc.	2,576	279,367
Lennar Corp., Class A	16,397	1,904,676
NVR, Inc.†	153	904,057
PulteGroup, Inc.	1,393	79,624
Toll Brothers, Inc.	854	61,821
		3,229,545
Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	9,874	159,761

159

Cable One, Inc.	484	853,510
		1,013,271
Casino Hotels — 0.5%
Boyd Gaming Corp.†	332	21,769
MGM Resorts International	18,200	816,816
Wynn Resorts, Ltd.†	4,207	357,764
		1,196,349
Casino Services — 0.2%
Caesars Entertainment, Inc.†	5,704	533,495
Chemicals-Diversified — 0.4%
Celanese Corp.	753	126,549
FMC Corp.	609	66,923
LyondellBasell Industries NV, Class A	614	56,629
Olin Corp.	207	11,907
PPG Industries, Inc.	4,497	775,463
Westlake Chemical Corp.	126	12,238
		1,049,709
Chemicals-Specialty — 0.4%
Albemarle Corp.	3,378	789,675
Chemours Co.	1,584	53,159
Diversey Holdings, Ltd.†	1,126	14,987
		857,821
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	693	22,952
RPM International, Inc.	4,015	405,515
		428,467
Commercial Services — 1.8%
Cintas Corp.	3,198	1,417,258
CoStar Group, Inc.†	35,227	2,783,990
GXO Logistics, Inc.†	1,575	143,057
Legalzoom.com, Inc.†	2,115	33,988
		4,378,293
Commercial Services-Finance — 1.5%
Affirm Holdings, Inc.†	1,329	133,644
Equifax, Inc.	2,202	644,724
Euronet Worldwide, Inc.†	1,680	200,206
FleetCor Technologies, Inc.†	1,680	376,051
H&R Block, Inc.	2,687	63,306
MarketAxess Holdings, Inc.	1,972	811,024
Morningstar, Inc.	402	137,480
Multiplan Corp.†	10,400	46,072
Payoneer Global, Inc.†	8,900	65,415
Sabre Corp.†	6,099	52,390
Shift4 Payments, Inc., Class A†	815	47,213
StoneCo, Ltd., Class A†	6,540	110,264
Toast, Inc., Class A†	356	12,357
TransUnion	6,832	810,139
WEX, Inc.†	1,264	177,453
		3,687,738
Communications Software — 1.0%
RingCentral, Inc., Class A†	12,969	2,429,742
Computer Aided Design — 2.0%
ANSYS, Inc.†	1,628	653,023
Aspen Technology, Inc.†	2,625	399,525
Bentley Systems, Inc., Class B	4,135	199,845
Cadence Design Systems, Inc.†	11,305	2,106,687
Synopsys, Inc.†	4,012	1,478,422
		4,837,502
Computer Data Security — 2.5%
Crowdstrike Holdings, Inc., Class A†	7,391	1,513,307
Fortinet, Inc.†	5,688	2,044,267
McAfee Corp., Class A	1,183	30,510
Snyk, Ltd.(1)(2)	4,274	61,308
Varonis Systems, Inc.†	25,466	1,242,232
Zscaler, Inc.†	3,768	1,210,771
		6,102,395
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	69,871
Computer Services — 0.8%
EPAM Systems, Inc.†	2,284	1,526,740
Genpact, Ltd.	2,274	120,704
Globant SA†	767	240,907
Leidos Holdings, Inc.	1,050	93,345
Thoughtworks Holding, Inc.†	275	7,372
		1,989,068
Computer Software — 3.3%
Akamai Technologies, Inc.†	950	111,188
Citrix Systems, Inc.	1,787	169,032
Cloudflare, Inc., Class A†	4,626	608,319
Datadog, Inc., Class A†	9,244	1,646,449
Dropbox, Inc., Class A†	5,638	138,357
Dynatrace, Inc.†	5,607	338,383
HashiCorp, Inc., Class A†	139	12,655
MongoDB, Inc.†	5,956	3,152,809
Nutanix, Inc., Class A†	3,998	127,376
SentinelOne, Inc., Class A†	2,719	137,282
Splunk, Inc.†	3,781	437,537
Teradata Corp.†	1,747	74,195
Twilio, Inc., Class A†	260	68,468
ZoomInfo Technologies, Inc.†	15,416	989,707
		8,011,757
Computers — 0.1%
HP, Inc.	7,599	286,254
Computers-Integrated Systems — 0.0%
NCR Corp.†	822	33,044
Computers-Memory Devices — 0.2%
NetApp, Inc.	2,801	257,664
Pure Storage, Inc., Class A†	4,736	154,157
		411,821
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	6,229	528,157
Gartner, Inc.†	3,019	1,009,312
Verisk Analytics, Inc.	3,915	895,478
		2,432,947
Consumer Products-Misc. — 0.2%
Clorox Co.	2,590	451,592
Containers-Metal/Glass — 0.2%
Ball Corp.	3,989	384,021

160

Crown Holdings, Inc.	287	31,748
		415,769
Containers-Paper/Plastic — 0.2%
Ardagh Metal Packaging SA†	9,860	89,036
Graphic Packaging Holding Co.	1,511	29,464
Sealed Air Corp.	3,623	244,444
		362,944
Data Processing/Management — 2.1%
Broadridge Financial Solutions, Inc.	4,550	831,831
DocuSign, Inc.†	7,316	1,114,300
Fair Isaac Corp.†	5,160	2,237,737
Jack Henry & Associates, Inc.	366	61,118
Paychex, Inc.	7,033	960,005
		5,204,991
Decision Support Software — 0.7%
Databricks, Inc.†(1)(2)	689	151,892
MSCI, Inc.	2,384	1,460,653
		1,612,545
Diagnostic Equipment — 1.1%
10X Genomics, Inc., Class A†	1,605	239,081
Adaptive Biotechnologies Corp.†	4,266	119,704
Avantor, Inc.†	23,567	993,113
Pacific Biosciences of California, Inc.†	2,700	55,242
Repligen Corp.†	3,085	817,031
Waters Corp.†	1,068	397,937
		2,622,108
Diagnostic Kits — 2.0%
Exact Sciences Corp.†	32,682	2,543,640
Hologic, Inc.†	1,619	123,951
IDEXX Laboratories, Inc.†	2,701	1,778,500
Natera, Inc.†	3,026	282,598
Ortho Clinical Diagnostics Holdings PLC†	4,474	95,699
Quidel Corp.†	736	99,353
		4,923,741
Dialysis Centers — 0.1%
DaVita, Inc.†	1,696	192,937
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	370	87,816
Teleflex, Inc.	553	181,649
		269,465
Distribution/Wholesale — 2.2%
Copart, Inc.†	19,554	2,964,777
Core & Main, Inc. Class A†	353	10,710
Fastenal Co.	11,165	715,230
IAA, Inc.†	7,360	372,563
Leslie's, Inc.†	2,236	52,904
Pool Corp.	969	548,454
SiteOne Landscape Supply, Inc.†	436	105,634
Watsco, Inc.	425	132,974
WW Grainger, Inc.	724	375,206
		5,278,452
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,250	107,312
Carlisle Cos., Inc.	373	92,549
Parker-Hannifin Corp.	406	129,157
Trane Technologies PLC	3,657	738,824
		1,067,842
Drug Delivery Systems — 1.6%
DexCom, Inc.†	7,065	3,793,552
E-Commerce/Products — 0.6%
Chewy, Inc., Class A†	2,238	131,975
Etsy, Inc.†	4,880	1,068,427
Figs, Inc., Class A†	471	12,981
Wayfair, Inc., Class A†	1,612	306,231
		1,519,614
E-Commerce/Services — 2.3%
Bumble, Inc., Class A†	1,916	64,876
DoorDash, Inc., Class A†	2,448	364,507
Expedia Group, Inc.†	2,753	497,522
Lyft, Inc., Class A†	5,516	235,698
Match Group, Inc.†	31,399	4,152,518
Opendoor Technologies, Inc.†	1,739	25,407
TripAdvisor, Inc.†	1,157	31,540
Upwork, Inc.†	2,500	85,400
Zillow Group, Inc., Class A†	1,128	70,184
Zillow Group, Inc., Class C†	3,214	205,214
		5,732,866
E-Services/Consulting — 0.5%
CDW Corp.	6,122	1,253,663
Electric Products-Misc. — 0.1%
AMETEK, Inc.	700	102,928
Littelfuse, Inc.	349	109,823
		212,751
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	608	22,393
Electronic Components-Misc. — 0.1%
Hubbell, Inc.	650	135,376
Jabil, Inc.	2,204	155,051
		290,427
Electronic Components-Semiconductors — 2.3%
GlobalFoundries, Inc.†	523	33,979
IPG Photonics Corp.†	449	77,291
Lattice Semiconductor Corp.†	1,572	121,138
Marvell Technology, Inc.	2,333	204,114
Microchip Technology, Inc.	19,312	1,681,303
Monolithic Power Systems, Inc.	2,221	1,095,686
ON Semiconductor Corp.†	9,849	668,944
Silicon Laboratories, Inc.†	600	123,852
Skyworks Solutions, Inc.	3,328	516,306
Xilinx, Inc.	4,671	990,392
		5,513,005
Electronic Connectors — 0.6%
Amphenol Corp., Class A	17,935	1,568,595
Electronic Measurement Instruments — 1.3%
Agilent Technologies, Inc.	15,157	2,419,815
Keysight Technologies, Inc.†	3,095	639,149

161

Vontier Corp.	1,736	53,347
		3,112,311
Electronic Security Devices — 0.1%
Allegion PLC	1,997	264,483
Energy-Alternate Sources — 1.1%
Enphase Energy, Inc.†	5,444	995,925
Fluence Energy, Inc.†	264	9,388
Plug Power, Inc.†	9,714	274,226
Shoals Technologies Group, Inc., Class A†	2,885	70,106
SolarEdge Technologies, Inc.†	4,919	1,380,124
		2,729,769
Enterprise Software/Service — 6.6%
Alteryx, Inc., Class A†	1,116	67,518
Avalara, Inc.†	3,635	469,315
Bill.com Holdings, Inc.†	3,868	963,712
Black Knight, Inc.†	2,389	198,024
Ceridian HCM Holding, Inc.†	2,270	237,124
Clarivate PLC†	3,080	72,442
Coupa Software, Inc.†	3,144	496,909
DoubleVerify Holdings, Inc.†	4,520	150,426
Everbridge, Inc.†	728	49,016
Gitlab, Inc., Class A†	642	55,854
Gitlab, Inc., Class B Lock-up shares†(2)	2,088	172,573
Guidewire Software, Inc.†	12,055	1,368,604
HubSpot, Inc.†	1,831	1,206,904
Manhattan Associates, Inc.†	2,390	371,621
New Relic, Inc.†	979	107,651
Palantir Technologies, Inc.†	31,518	573,943
Paycom Software, Inc.†	7,737	3,212,325
Paycor HCM, Inc.†	3,345	96,370
Pegasystems, Inc.	731	81,740
Qualtrics International, Inc., Class A†	4,001	141,635
Socure, Inc.(1)(2)	920	14,783
SS&C Technologies Holdings, Inc.	2,458	201,507
Tyler Technologies, Inc.†	1,531	823,602
UiPath, Inc., Class A†	38,132	1,644,633
Veeva Systems, Inc., Class A†	5,636	1,439,885
Workday, Inc., Class A†	6,676	1,823,750
Workiva, Inc.†	1,000	130,490
		16,172,356
Entertainment Software — 0.8%
AppLovin Corp., Class A†	3,200	301,632
Electronic Arts, Inc.	6,680	881,092
Playtika Holding Corp.†	1,972	34,096
Skillz, Inc.†	5,813	43,249
Take-Two Interactive Software, Inc.†	982	174,521
Unity Software, Inc.†	2,860	408,951
Zynga, Inc., Class A†	23,086	147,750
		1,991,291
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	288	17,067
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	11	7,564
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,939	89,950
Upstart Holdings, Inc.†	866	131,026
		220,976
Finance-Credit Card — 0.3%
Discover Financial Services	7,059	815,738
Western Union Co.	1,888	33,682
		849,420
Finance-Investment Banker/Broker — 0.2%
Tradeweb Markets, Inc., Class A	3,846	385,138
Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	2,560	35,840
UWM Holdings Corp.	828	4,902
		40,742
Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	900	117,360
Nasdaq, Inc.	606	127,266
		244,626
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	1,231	193,267
Food-Confectionery — 0.4%
Hershey Co.	4,419	854,944
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,100	95,876
Food-Misc./Diversified — 0.1%
Beyond Meat, Inc.†	954	62,163
Kellogg Co.	2,122	136,699
Lamb Weston Holdings, Inc.	820	51,971
McCormick & Co., Inc.	1,000	96,610
		347,443
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	280	12,152
Funeral Services & Related Items — 0.0%
Service Corp. International	1,500	106,485
Garden Products — 0.1%
Scotts Miracle-Gro Co.	779	125,419
Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	1,105	166,325
Home Furnishings — 0.1%
Tempur Sealy International, Inc.	3,377	158,820
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	661	103,109
Hilton Worldwide Holdings, Inc.†	8,436	1,315,932
Travel & Leisure Co.	1,070	59,139
Wyndham Hotels & Resorts, Inc.	1,098	98,436
		1,576,616
Human Resources — 0.3%
Paylocity Holding Corp.†	2,076	490,268

162

Robert Half International, Inc.	1,805	201,294
		691,562
Independent Power Producers — 0.0%
NRG Energy, Inc.	2,097	90,339
Industrial Automated/Robotic — 0.5%
Cognex Corp.	4,746	369,049
Rockwell Automation, Inc.	2,518	878,404
		1,247,453
Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	827	1,403,593
Woodward, Inc.	950	103,987
		1,507,580
Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	2,700	458,109
Brown & Brown, Inc.	258	18,132
		476,241
Insurance-Life/Health — 0.0%
GoHealth, Inc., Class A†	780	2,956
Lincoln National Corp.	519	35,427
		38,383
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	4,700	324,488
Insurance-Property/Casualty — 0.1%
Alleghany Corp.†	28	18,693
Arch Capital Group, Ltd.†	1,687	74,987
Assurant, Inc.	650	101,309
Erie Indemnity Co., Class A	330	63,578
Lemonade, Inc.†	75	3,158
Markel Corp.†	43	53,062
		314,787
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	167	45,745
RenaissanceRe Holdings, Ltd.	382	64,684
		110,429
Internet Application Software — 0.8%
Anaplan, Inc.†	7,095	325,305
Okta, Inc.†	4,793	1,074,447
Squarespace, Inc., Class A†	726	21,417
Wix.com, Ltd.†	1,558	245,837
Zendesk, Inc.†	2,259	235,591
		1,902,597
Internet Content-Entertainment — 3.3%
Pinterest, Inc., Class A†	21,773	791,449
Roku, Inc.†	10,579	2,414,128
Snap, Inc., Class A†	14,722	692,376
Spotify Technology SA†	17,085	3,998,402
Twitter, Inc.†	1,555	67,207
		7,963,562
Internet Content-Information/News — 0.1%
IAC/InterActiveCorp†	1,639	214,234
Vimeo, Inc.†	7,824	140,519
		354,753
Internet Gambling — 0.6%
DraftKings, Inc., Class A†	56,949	1,564,389
Internet Security — 1.6%
Mandiant, Inc.†	1,303	22,855
NortonLifeLock, Inc.	2,765	71,835
Palo Alto Networks, Inc.†	6,786	3,778,173
		3,872,863
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,187	358,070
Apollo Global Management, Inc.†	4,484	324,776
LPL Financial Holdings, Inc.	1,511	241,896
Raymond James Financial, Inc.	179	17,972
T. Rowe Price Group, Inc.	1,416	278,442
		1,221,156
Lasers-System/Components — 0.0%
Coherent, Inc.†	416	110,881
Lighting Products & Systems — 0.4%
Universal Display Corp.	5,941	980,443
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,090	152,022
Machinery-Electrical — 0.1%
Regal Rexnord Corp.	269	45,778
Vertiv Holdings Co.	6,099	152,292
		198,070
Machinery-Farming — 0.1%
AGCO Corp.	116	13,459
Toro Co.	2,808	280,547
		294,006
Machinery-General Industrial — 0.8%
IDEX Corp.	400	94,528
Middleby Corp.†	7,922	1,558,732
Nordson Corp.	188	47,991
Otis Worldwide Corp.	1,700	148,019
		1,849,270
Machinery-Print Trade — 0.5%
Kornit Digital, Ltd.†	8,390	1,277,377
Machinery-Pumps — 0.2%
Graco, Inc.	3,079	248,229
Xylem, Inc.	2,240	268,621
		516,850
Medical Information Systems — 0.0%
Definitive Healthcare Corp.†	88	2,405
Medical Instruments — 0.4%
Bio-Techne Corp.	1,603	829,296
Bruker Corp.	3,192	267,841
		1,097,137
Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	3,059	391,644
Charles River Laboratories International, Inc.†	886	333,827
IQVIA Holdings, Inc.†	2,889	815,103

163

Sotera Health Co.†	1,886	44,415
Syneos Health, Inc.†	249	25,567
		1,610,556
Medical Products — 3.0%
ABIOMED, Inc.†	9,251	3,322,682
Align Technology, Inc.†	164	107,778
Cooper Cos., Inc.	266	111,438
Globus Medical, Inc., Class A†	76	5,487
Inspire Medical Systems, Inc.†	5,253	1,208,505
Masimo Corp.†	689	201,725
Novocure, Ltd.†	3,711	278,622
Penumbra, Inc.†	1,697	487,582
Shockwave Medical, Inc.†	450	80,248
STERIS PLC	1,122	273,106
West Pharmaceutical Services, Inc.	2,604	1,221,302
		7,298,475
Medical-Biomedical/Gene — 2.8%
ACADIA Pharmaceuticals, Inc.†	3,900	91,026
Alnylam Pharmaceuticals, Inc.†	3,926	665,771
Apellis Pharmaceuticals, Inc.†	7,979	377,247
Argenx SE ADR†	717	251,086
Ascendis Pharma A/S ADR†	4,255	572,425
Bio-Rad Laboratories, Inc., Class A†	465	351,340
BioMarin Pharmaceutical, Inc.†	1,050	92,768
BioNTech SE ADR†	985	253,933
Blueprint Medicines Corp.†	1,200	128,532
Certara, Inc.†	1,136	32,285
CureVac NV†	1,008	34,585
Denali Therapeutics, Inc.†	1,401	62,485
Exelixis, Inc.†	9,929	181,502
Fate Therapeutics, Inc.†	1,000	58,510
Genmab A/S ADR†	6,216	245,905
Guardant Health, Inc.†	3,276	327,666
Horizon Therapeutics PLC†	2,475	266,706
Incyte Corp.†	5,628	413,095
Ionis Pharmaceuticals, Inc.†	4,252	129,388
Iovance Biotherapeutics, Inc.†	860	16,417
Kodiak Sciences, Inc.†	6,863	581,845
Maravai LifeSciences Holdings, Inc., Class A†	2,083	87,278
Mirati Therapeutics, Inc.†	1,163	170,600
Novavax, Inc.†	1,431	204,733
Royalty Pharma PLC, Class A	5,636	224,595
Seagen, Inc.†	4,788	740,225
Ultragenyx Pharmaceutical, Inc.†	1,953	164,228
United Therapeutics Corp.†	500	108,040
		6,834,216
Medical-Drugs — 0.0%
Reata Pharmaceuticals, Inc., Class A†	1,522	40,135
Medical-HMO — 0.2%
Centene Corp.†	1,452	119,645
Molina Healthcare, Inc.†	816	259,553
		379,198
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc.†	1,446	87,772

Medical-Outpatient/Home Medical — 0.5%
Amedisys, Inc.†	1,439	232,945
Chemed Corp.	75	39,678
Oak Street Health, Inc.†	28,449	942,800
Teladoc Health, Inc.†	768	70,518
		1,285,941
Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	3,166	163,017
GoodRx Holdings, Inc., Class A†	32,921	1,075,858
McKesson Corp.	4,754	1,181,702
		2,420,577
Multimedia — 0.2%
FactSet Research Systems, Inc.	868	421,857
Networking Products — 1.5%
Arista Networks, Inc.†	26,153	3,759,494
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,700	376,515
Waste Connections, Inc.	3,198	435,791
		812,306
Office Automation & Equipment — 0.5%
Zebra Technologies Corp., Class A†	2,226	1,324,915
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,859	402,604
Oil Companies-Exploration & Production — 1.0%
Continental Resources, Inc.	127	5,684
Coterra Energy, Inc.	2,418	45,942
Devon Energy Corp.	20,200	889,810
Diamondback Energy, Inc.	1,625	175,256
Hess Corp.	358	26,503
Occidental Petroleum Corp.	2,038	59,082
Pioneer Natural Resources Co.	5,178	941,775
Venture Global LNG, Inc., Series B†(1)(2)	3	17,850
Venture Global LNG, Inc., Series C†(1)(2)	42	249,907
		2,411,809
Oil-Field Services — 0.0%
Halliburton Co.	892	20,400
Oil-U.S. Royalty Trusts — 0.1%
Texas Pacific Land Corp.	112	139,873
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	4,713	326,564
Patient Monitoring Equipment — 0.1%
Insulet Corp.†	1,255	333,918
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,062	69,306
Physicians Practice Management — 0.1%
agilon health, Inc.†	5,894	159,138
Pipelines — 0.2%
Cheniere Energy, Inc.	4,448	451,116
New Fortress Energy LLC	503	12,143
		463,259
Poultry — 0.0%
Pilgrim's Pride Corp.†	369	10,406

164

Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	2,709	953,351
Private Equity — 0.6%
Ares Management Corp., Class A	19,334	1,571,274
Professional Sports — 0.0%
Madison Square Garden Sports Corp.†	138	23,975
Racetracks — 0.3%
Churchill Downs, Inc.	700	168,630
Penn National Gaming, Inc.†	10,445	541,573
		710,203
Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc.	1,100	245,256
CubeSmart	6,900	392,679
Equity LifeStyle Properties, Inc.	6,842	599,770
Extra Space Storage, Inc.	222	50,334
Iron Mountain, Inc.	3,829	200,372
Lamar Advertising Co., Class A	1,430	173,459
SBA Communications Corp.	1,314	511,172
Simon Property Group, Inc.	5,383	860,042
		3,033,084
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	336	36,459
eXp World Holdings, Inc.	1,800	60,642
		97,101
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	1,088	98,551
Recreational Vehicles — 0.0%
Brunswick Corp.	187	18,837
Polaris, Inc.	752	82,652
		101,489
Rental Auto/Equipment — 0.2%
United Rentals, Inc.†	1,451	482,153
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.†	561	23,888
Vail Resorts, Inc.	758	248,548
		272,436
Respiratory Products — 0.5%
ResMed, Inc.	5,109	1,330,792
Retail-Apparel/Shoe — 2.6%
Burlington Stores, Inc.†	2,777	809,523
Lululemon Athletica, Inc.†	10,419	4,078,518
Ross Stores, Inc.	12,826	1,465,755
Victoria's Secret & Co.†	818	45,432
		6,399,228
Retail-Auto Parts — 0.7%
AutoZone, Inc.†	370	775,664
O'Reilly Automotive, Inc.†	1,310	925,162
		1,700,826
Retail-Automobile — 0.4%
CarMax, Inc.†	2,016	262,544
Carvana Co.†	3,093	716,927
Lithia Motors, Inc.	51	15,144
Vroom, Inc.†	546	5,891
		1,000,506
Retail-Catalog Shopping — 0.0%
Warby Parker, Inc., Class A†	531	24,723
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,073	109,017
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	400	78,940
Retail-Discount — 0.2%
BJ's Wholesale Club Holdings, Inc.†	4,200	281,274
Dollar Tree, Inc.†	600	84,312
Ollie's Bargain Outlet Holdings, Inc.†	4,050	207,319
		572,905
Retail-Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	15,081	1,960,681
Retail-Gardening Products — 0.5%
Tractor Supply Co.	5,206	1,242,152
Retail-Home Furnishings — 0.3%
RH†	672	360,151
Williams-Sonoma, Inc.	2,467	417,244
		777,395
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.†	1,768	39,992
Retail-Misc./Diversified — 1.7%
Bath & Body Works, Inc.	2,672	186,479
Five Below, Inc.†	18,296	3,785,260
GameStop Corp., Class A†	1,219	180,887
		4,152,626
Retail-Perfume & Cosmetics — 1.4%
Olaplex Holdings, Inc.†	296	8,622
Ulta Beauty, Inc.†	8,176	3,371,292
		3,379,914
Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	775	73,834
Petco Health & Wellness Co., Inc.†	66	1,306
		75,140
Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	1,129	1,973,774
Darden Restaurants, Inc.	1,677	252,623
Domino's Pizza, Inc.	1,640	925,501
Papa John's International, Inc.	1,392	185,790
Restaurant Brands International, Inc.	3,492	211,895
Wendy's Co.	3,382	80,661
Yum China Holdings, Inc.	2,876	143,340
Yum! Brands, Inc.	2,374	329,654
		4,103,238
Savings & Loans/Thrifts — 0.0%
Sterling Bancorp	286	7,376
Schools — 0.8%
2U, Inc.†	15,545	311,988
Bright Horizons Family Solutions, Inc.†	2,160	271,901

165

Chegg, Inc.†	42,058	1,291,181
		1,875,070
Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc.	1	176
Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.†	762	27,569
Brooks Automation, Inc.	1,145	118,061
Entegris, Inc.	7,787	1,079,123
KLA Corp.	520	223,657
MKS Instruments, Inc.	7,354	1,280,846
Teradyne, Inc.	6,843	1,119,036
		3,848,292
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	650	121,381
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,247	127,817
Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	1,148	156,277
Valmont Industries, Inc.	600	150,300
		306,577
Steel-Producers — 0.1%
Steel Dynamics, Inc.	3,069	190,493
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,884	181,831
Telecom Services — 0.0%
Switch, Inc., Class A	2,175	62,292
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	3,810	42,062
Television — 0.0%
Nexstar Media Group, Inc., Class A	51	7,700
World Wrestling Entertainment, Inc., Class A	721	35,574
		43,274
Theaters — 0.5%
Live Nation Entertainment, Inc.†	9,579	1,146,510
Therapeutics — 0.2%
Neurocrine Biosciences, Inc.†	3,658	311,552
Sarepta Therapeutics, Inc.†	1,581	142,369
		453,921
Tools-Hand Held — 0.0%
MSA Safety, Inc.	200	30,192
Toys — 0.1%
Mattel, Inc.†	6,619	142,706
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	483	51,985
Expeditors International of Washington, Inc.	3,279	440,337
		492,322
Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	1,917	391,835
Landstar System, Inc.	1,168	209,095
Old Dominion Freight Line, Inc.	3,388	1,214,192
XPO Logistics, Inc.†	1,575	121,952
		1,937,074
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	3,122	41,772
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	11,950	339,141
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	318	13,016
Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,639	139,086
VeriSign, Inc.†	372	94,421
		233,507
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	1,450	393,965
Ubiquiti, Inc.	111	34,044
		428,009
Total Common Stocks (cost $180,668,615)		235,249,402
CONVERTIBLE PREFERRED SECURITIES — 0.5%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	0
Applications Software — 0.1%
Tanium, Inc., Series G†(1)(2)	32,619	300,747
Computer Data Security — 0.1%
Snyk, Ltd., Series F†(1)(2)	7,125	102,205
Computer Graphics — 0.0%
Canva, Inc., Series A†(1)(2)	2	3,408
Decision Support Software — 0.2%
Databricks, Inc., Series F†(1)(2)	1,680	370,360
Databricks, Inc., Series G†(1)(2)	162	35,713
Databricks, Inc., Series H†(1)(2)	364	80,245
		486,318
E-Commerce/Services — 0.1%
Rappi, Inc., Series E†(1)(2)	1,959	126,205
Enterprise Software/Service — 0.0%
Socure, Inc., Series A†(1)(2)	1,118	17,965
Socure, Inc., Series A1†(1)(2)	918	14,751
Socure, Inc., Series B†(1)(2)	17	273
Socure, Inc., Series E†(1)(2)	2,127	34,178
		67,167
Internet Application Software — 0.0%
DataRobot, Inc., Series G†(1)(2)	2,952	80,768

166

Total Convertible Preferred Securities (cost $782,440)		1,166,818
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell Midcap Growth Index Fund (cost $11,607,888)	49,081	5,655,113
WARRANTS† — 0.0%
Advertising Services — 0.0%
Nanigans, Inc. Expires 06/18/2028(1)(2) (cost $0)	14,858	0
Total Long-Term Investment Securities (cost $193,058,943)		242,071,333
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(4)	97,093	97,093
T. Rowe Price Government Reserve Fund 0.06%(4)	100	100
		97,193
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.36% due 12/29/2022	$100,000	99,623
Total Short-Term Investment Securities (cost $196,835)		196,816
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2021, to be repurchased 01/03/2021 in the amount of $141,000 and collateralized by $144,500 of United States Treasury Notes, bearing interest at 1.38% due 12/31/2028 and having an approximate value of $143,913.	141,000	141,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	425,000	425,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	315,000	315,000
BNP Paribas SA Joint Repurchase Agreement(3)	275,000	275,000
Deutsche Bank AG Joint Repurchase Agreement(3)	400,000	400,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	400,000	400,000
Total Repurchase Agreements (cost $1,956,000)		1,956,000
TOTAL INVESTMENTS (cost $195,211,778)	99.7%	244,224,149
Other assets less liabilities	0.3	703,308
NET ASSETS	100.0%	$244,927,457

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2021, the Portfolio held the following restricted securities:

167

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Canva, Inc.	08/16/2021	15	$25,562
	11/04/2021	26	44,324
		41	69,886	$69,871	$1,704.17	0.03%
Databricks, Inc.	07/24/2020	468	22,481
	08/28/2020	221	10,608
		689	33,089	151,892	220.45	0.06
Gitlab, Inc.,
Class B Lock-up shares	12/15/2020	2,088	84,146	172,573	82.65	0.07
Magic Leap, Inc.,
Class A	12/28/2015	9	114,566	121	13.44	0.00
Snyk, Ltd.	06/25/2021	4,274	61,308	61,308	14.34	0.03
Socure, Inc.	12/22/2021	920	14,783	14,783	16.07	0.01
Tanium, Inc.,
Class B	09/24/2020	1,910	21,765	17,610	9.22	0.01
Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	17,850	5,950.00	0.01
Venture Global LNG, Inc.,
Series C	10/16/2017	39	147,069
	03/09/2018	3	9,060
		42	156,129	249,907	5,950.07	0.10

Convertible Preferred Securities
Canva, Inc.,
Series A	11/04/2021	2	3,410	3,408	1,704.00	0.00
Databricks, Inc.,
Series F	10/22/2019	1,680	72,153	370,360	220.45	0.15
Databricks, Inc.,
Series G	02/01/2021	162	28,734	35,713	220.45	0.02
Databricks, Inc.,
Series H	08/31/2021	364	80,245	80,245	220.45	0.03
DataRobot, Inc.,
Series G	06/11/2021	2,952	80,768	80,768	27.36	0.03
Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	0	0.00	0.00
Rappi, Inc.,
Series E	09/08/2020	1,959	117,042	126,205	64.42	0.05
Snyk, Ltd.,
Series F	08/26/2015	7,125	102,205	102,205	14.34	0.04
Socure, Inc.,
Series A	12/22/2021	1,118	17,965	17,965	16.07	0.01
Socure, Inc.,
Series A1	12/22/2021	918	14,751	14,751	16.07	0.01
Socure, Inc.,
Series B	12/22/2021	17	273	273	16.06	0.00
Socure, Inc.,
Series E	10/27/2021	2,127	34,178	34,178	16.07	0.01
Tanium, Inc.,
Series G	08/26/2015	32,619	161,931	300,747	9.22	0.12

Warrants
Nanigans, Inc.	12/14/2021	14,858	0	0	0.00	0.00
				$1,922,733		0.79%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The rate shown is the 7-day yield as of December 31, 2021.
ADR	— American Depositary Receipt

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
1	Long	S&P MidCap 400 E-Mini Index	March 2022	$274,367	$283,770	$9,403

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$4,391,552	$-	$17,731	$4,409,283
Computer Data Security	6,041,087	-	61,308	6,102,395
Computer Graphics	-	-	69,871	69,871
Decision Support Software	1,460,653	-	151,892	1,612,545
Enterprise Software/Service	15,985,000	172,573	14,783	16,172,356
Oil Companies-Exploration & Production	2,144,052	-	267,757	2,411,809
Other Industries	204,471,143	-	-	204,471,143
Convertible Preferred Securities	-	-	1,166,818	1,166,818
Exchange-Traded Funds	5,655,113	-	-	5,655,113
Warrants	-	-	0	0
Short-Term Investment Securities:
Registered Investment Companies	97,193	-	-	97,193
U.S. Government Treasuries	-	99,623	-	99,623
Repurchase Agreements	-	1,956,000	-	1,956,000
Total Investments at Value	$240,245,793	$2,228,196	$1,750,160	$244,224,149

Other Financial Instruments:†
Futures Contracts	$9,403	$-	$-	$9,403

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

168

SEASONS SERIES TRUST SA MULTI-MANAGED Mid Cap Value Portfolio

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,211	$157,702
Omnicom Group, Inc.	2,262	165,737
		323,439
Aerospace/Defense — 0.4%
BWX Technologies, Inc.	244	11,683
Rolls-Royce Holdings PLC†	332,746	553,437
Spirit AeroSystems Holdings, Inc., Class A	796	34,300
Teledyne Technologies, Inc.†	494	215,824
TransDigm Group, Inc.†	395	251,330
		1,066,574
Aerospace/Defense-Equipment — 0.7%
HEICO Corp.	326	47,016
HEICO Corp., Class A	573	73,642
Hexcel Corp.†	897	46,465
Howmet Aerospace, Inc.	20,897	665,151
L3Harris Technologies, Inc.	3,752	800,076
		1,632,350
Agricultural Biotech — 0.9%
Corteva, Inc.	46,711	2,208,496
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,297	162,582
Mosaic Co.	3,987	156,649
		319,231
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	5,983	404,391
Bunge, Ltd.	20,689	1,931,525
		2,335,916
Airlines — 0.7%
Alaska Air Group, Inc.†	7,659	399,034
American Airlines Group, Inc.†	6,858	123,169
Copa Holdings SA, Class A†	339	28,022
Delta Air Lines, Inc.†	11,074	432,772
JetBlue Airways Corp.†	3,400	48,416
Southwest Airlines Co.†	10,643	455,946
United Airlines Holdings, Inc.†	3,473	152,048
		1,639,407
Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	1,586	102,947
Carter's, Inc.	445	45,043
Columbia Sportswear Co.	395	38,489
Deckers Outdoor Corp.†	254	93,043
Hanesbrands, Inc.	1,498	25,047
PVH Corp.	4,321	460,835
Ralph Lauren Corp.	7,169	852,107
Tapestry, Inc.	2,698	109,539
Under Armour, Inc., Class A†	2,024	42,888
Under Armour, Inc., Class C†	2,195	39,598
Urban Outfitters, Inc.†	10,620	311,803
VF Corp.	1,242	90,939
		2,212,278
Appliances — 0.1%
Whirlpool Corp.	639	149,948
Applications Software — 0.1%
C3.ai, Inc., Class A†	468	14,625
CDK Global, Inc.	1,075	44,870
Concentrix Corp.	452	80,736
Datto Holding Corp.†	259	6,825
Duck Creek Technologies, Inc.†	598	18,006
Informatica, Inc., Class A†	100	3,698
Jamf Holding Corp.†	88	3,345
Loyalty Ventures, Inc.†	214	6,435
N-able, Inc.†	425	4,718
Nuance Communications, Inc.†	1,898	104,997
Procore Technologies, Inc.†	178	14,235
		302,490
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	690	65,702
Auto Repair Centers — 0.0%
Driven Brands Holdings, Inc.†	577	19,399
Mister Car Wash, Inc.†	165	3,004
		22,403
Auto-Heavy Duty Trucks — 1.1%
Cummins, Inc.	1,542	336,372
PACCAR, Inc.	24,953	2,202,352
TuSimple Holdings, Inc., Class A†	1,259	45,135
		2,583,859
Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	268	9,742
Aptiv PLC†	2,369	390,766
BorgWarner, Inc.	2,573	115,965
Gentex Corp.	2,541	88,554
Lear Corp.	5,533	1,012,262
QuantumScape Corp.†	751	16,665
		1,633,954
Banks-Commercial — 3.2%
Bank of Hawaii Corp.	427	35,766
Bank OZK	1,304	60,675
BOK Financial Corp.	324	34,179
Citizens Financial Group, Inc.	3,757	177,518
Commerce Bancshares, Inc.	1,200	82,488
Cullen/Frost Bankers, Inc.	613	77,281
East West Bancorp, Inc.	7,106	559,100
First Citizens BancShares, Inc., Class A	65	53,940
First Hawaiian, Inc.	1,381	37,743
First Horizon Corp.	5,755	93,979
First Republic Bank	1,913	395,054
FNB Corp.	3,420	41,485
M&T Bank Corp.	1,378	211,633
PacWest Bancorp	1,246	56,282
Pinnacle Financial Partners, Inc.	798	76,209
Popular, Inc.	8,256	677,322
Prosperity Bancshares, Inc.	6,939	501,690
Regions Financial Corp.	10,329	225,172
Signature Bank	2,507	810,939
SVB Financial Group†	1,500	1,017,360
Synovus Financial Corp.	1,444	69,124
Umpqua Holdings Corp.	26,836	516,325
Webster Financial Corp.	967	53,997
Westamerica BanCorp	12,341	712,446
Western Alliance Bancorp	513	55,224

169

Wintrust Financial Corp.	4,986	452,828
Zions Bancorp NA	13,333	842,112
		7,927,871
Banks-Fiduciary — 2.0%
Northern Trust Corp.	17,370	2,077,626
State Street Corp.	29,929	2,783,397
		4,861,023
Banks-Super Regional — 1.6%
Comerica, Inc.	7,845	682,515
Fifth Third Bancorp	49,340	2,148,757
Huntington Bancshares, Inc.	15,429	237,915
KeyCorp	38,884	899,387
		3,968,574
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	8,041	322,444
Beverages-Non-alcoholic — 0.2%
Coca-Cola Europacific Partners PLC	8,757	489,779
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	247	16,744
Brown-Forman Corp., Class B	993	72,350
		89,094
Brewery — 0.2%
Carlsberg A/S, Class B	2,965	512,698
Molson Coors Beverage Co., Class B	1,918	88,899
		601,597
Broadcast Services/Program — 0.5%
Discovery, Inc., Class A†	1,774	41,760
Discovery, Inc., Class C†	17,539	401,643
Fox Corp., Class A	15,936	588,038
Fox Corp., Class B	1,613	55,278
Liberty Media Corp. - Liberty Formula One, Series A†	258	15,310
Liberty Media Corp. - Liberty Formula One, Series C†	2,129	134,638
		1,236,667
Building & Construction Products-Misc. — 1.2%
Armstrong World Industries, Inc.	3,457	401,427
AZEK Co., Inc.†	546	25,247
Builders FirstSource, Inc.†	5,174	443,464
Fortune Brands Home & Security, Inc.	6,680	714,092
Louisiana-Pacific Corp.	873	68,400
Owens Corning	1,193	107,966
Summit Materials, Inc., Class A†	28,932	1,161,330
		2,921,926
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	289	10,592
TopBuild Corp.†	61	16,830
		27,422
Building Products-Air & Heating — 0.6%
Carrier Global Corp.	4,971	269,627
Hayward Holdings, Inc.†	533	13,981
Johnson Controls International PLC	14,245	1,158,261
Lennox International, Inc.	354	114,823
		1,556,692
Building Products-Cement — 0.8%
Eagle Materials, Inc.	428	71,245
Martin Marietta Materials, Inc.	668	294,267
MDU Resources Group, Inc.	2,165	66,769
Vulcan Materials Co.	7,005	1,454,098
		1,886,379
Building Products-Wood — 0.4%
Masco Corp.	12,888	904,995
Building-Heavy Construction — 0.0%
MasTec, Inc.†	603	55,645
Building-Maintenance & Services — 0.0%
Rollins, Inc.	173	5,918
Terminix Global Holdings, Inc.†	1,302	58,890
		64,808
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	339	35,178
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	2,072	224,709
Lennar Corp., Class A	2,875	333,960
Lennar Corp., Class B	168	16,064
NVR, Inc.†	11	64,998
PulteGroup, Inc.	1,921	109,804
Toll Brothers, Inc.	14,393	1,041,909
		1,791,444
Cable/Satellite TV — 0.7%
Altice USA, Inc., Class A†	12,924	209,110
Cable One, Inc.	27	47,613
DISH Network Corp., Class A†	14,313	464,314
Liberty Broadband Corp., Class A†	252	40,547
Liberty Broadband Corp., Class C†	5,646	909,570
Sirius XM Holdings, Inc.	9,465	60,103
		1,731,257
Casino Hotels — 0.1%
Boyd Gaming Corp.†	694	45,506
MGM Resorts International	4,191	188,092
		233,598
Casino Services — 0.0%
Caesars Entertainment, Inc.†	830	77,630
Chemicals-Diversified — 1.9%
Celanese Corp.	4,816	809,377
DuPont de Nemours, Inc.	10,189	823,067
Eastman Chemical Co.	8,888	1,074,648
FMC Corp.	5,462	600,219
Huntsman Corp.	2,227	77,678
LyondellBasell Industries NV, Class A	2,477	228,454
Olin Corp.	1,427	82,081
PPG Industries, Inc.	3,452	595,263
Westlake Chemical Corp.	4,319	419,505
		4,710,292
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,249	291,979
Ashland Global Holdings, Inc.	6,180	665,339

170

Chemours Co.	844	28,324
Diversey Holdings, Ltd.†	188	2,502
Element Solutions, Inc.	2,485	60,336
International Flavors & Fragrances, Inc.	2,738	412,480
NewMarket Corp.	70	23,990
Valvoline, Inc.	1,945	72,529
		1,557,479
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	23,055	763,582
RPM International, Inc.	570	57,570
		821,152
Commercial Services — 0.5%
Cintas Corp.	543	240,641
CoStar Group, Inc.†	943	74,525
Dun & Bradstreet Holdings, Inc.†	15,264	312,759
GXO Logistics, Inc.†	149	13,534
Legalzoom.com, Inc.†	82	1,318
Nielsen Holdings PLC	3,840	78,758
Quanta Services, Inc.	4,704	539,361
		1,260,896
Commercial Services-Finance — 0.7%
Equifax, Inc.	804	235,403
Euronet Worldwide, Inc.†	159	18,948
FleetCor Technologies, Inc.†	658	147,287
Global Payments, Inc.	4,501	608,445
H&R Block, Inc.	368	8,670
IHS Markit, Ltd.	4,012	533,275
Morningstar, Inc.	24	8,208
Paysafe, Ltd.†	7,484	29,262
StoneCo, Ltd., Class A†	164	2,765
TransUnion	652	77,314
WEX, Inc.†	158	22,182
		1,691,759
Computer Aided Design — 0.2%
ANSYS, Inc.†	547	219,413
Synopsys, Inc.†	597	219,994
		439,407
Computer Data Security — 0.0%
McAfee Corp., Class A	207	5,339
Computer Services — 1.1%
Amdocs, Ltd.	10,112	756,782
CACI International, Inc., Class A†	250	67,303
DXC Technology Co.†	2,697	86,816
Genpact, Ltd.	1,869	99,207
KBR, Inc.	22,942	1,092,498
Leidos Holdings, Inc.	7,185	638,746
Science Applications International Corp.	622	51,993
Thoughtworks Holding, Inc.†	301	8,070
		2,801,415
Computer Software — 0.2%
Akamai Technologies, Inc.†	1,727	202,128
Citrix Systems, Inc.	857	81,064
Cloudflare, Inc., Class A†	158	20,777
Dynatrace, Inc.†	125	7,544
Fastly, Inc., Class A†	1,136	40,271
SolarWinds Corp.	375	5,321
Teradata Corp.†	169	7,177
		364,282
Computers — 0.2%
Hewlett Packard Enterprise Co.	13,969	220,291
HP, Inc.	8,092	304,826
		525,117
Computers-Integrated Systems — 0.0%
NCR Corp.†	903	36,301
Computers-Memory Devices — 0.1%
NetApp, Inc.	806	74,144
Pure Storage, Inc., Class A†	183	5,957
Western Digital Corp.†	3,353	218,649
		298,750
Computers-Other — 0.0%
Lumentum Holdings, Inc.†	779	82,395
Consulting Services — 0.1%
FTI Consulting, Inc.†	360	55,231
Verisk Analytics, Inc.	619	141,584
		196,815
Consumer Products-Misc. — 0.4%
Clorox Co.	251	43,764
Kimberly-Clark Corp.	3,967	566,964
Reynolds Consumer Products, Inc.	10,331	324,393
Spectrum Brands Holdings, Inc.	450	45,774
		980,895
Containers-Metal/Glass — 0.4%
Ardagh Group SA	205	4,628
Ball Corp.	2,399	230,952
Crown Holdings, Inc.	6,321	699,229
Silgan Holdings, Inc.	899	38,513
		973,322
Containers-Paper/Plastic — 1.1%
Amcor PLC	16,554	198,814
AptarGroup, Inc.	705	86,348
Ardagh Metal Packaging SA†	1,493	13,482
Berry Global Group, Inc.†	11,105	819,327
Graphic Packaging Holding Co.	32,348	630,786
Packaging Corp. of America	1,007	137,103
Sealed Air Corp.	728	49,118
Sonoco Products Co.	1,053	60,958
WestRock Co.	14,067	624,012
		2,619,948
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A†	3,656	38,388
Cruise Lines — 0.2%
Carnival Corp.†	9,152	184,138
Norwegian Cruise Line Holdings, Ltd.†	3,967	82,276
Royal Caribbean Cruises, Ltd.†	2,355	181,099
		447,513
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	114	20,841
Jack Henry & Associates, Inc.	586	97,856

171

Paychex, Inc.	443	60,470
		179,167
Decision Support Software — 0.1%
MSCI, Inc.	251	153,785
Dental Supplies & Equipment — 1.2%
DENTSPLY SIRONA, Inc.	32,005	1,785,559
Patterson Cos., Inc.	38,651	1,134,407
		2,919,966
Diagnostic Equipment — 0.5%
Adaptive Biotechnologies Corp.†	127	3,564
PerkinElmer, Inc.	5,358	1,077,279
Repligen Corp.†	34	9,005
Waters Corp.†	45	16,767
		1,106,615
Diagnostic Kits — 0.5%
Exact Sciences Corp.†	138	10,741
Hologic, Inc.†	13,743	1,052,164
Natera, Inc.†	61	5,697
QIAGEN NV†	2,438	135,504
Quidel Corp.†	395	53,321
		1,257,427
Dialysis Centers — 0.3%
DaVita, Inc.†	215	24,459
Fresenius Medical Care AG & Co. KGaA	1,434	93,287
Fresenius SE & Co. KGaA	13,676	551,182
		668,928
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	214	50,791
Teleflex, Inc.	413	135,662
		186,453
Distribution/Wholesale — 0.8%
Core & Main, Inc. Class A†	188	5,704
Fastenal Co.	697	44,650
Leslie's, Inc.†	163	3,857
LKQ Corp.	20,981	1,259,489
SiteOne Landscape Supply, Inc.†	227	54,998
Univar Solutions, Inc.†	17,935	508,457
Watsco, Inc.	351	109,821
WW Grainger, Inc.	84	43,532
		2,030,508
Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	1,421	121,993
Carlisle Cos., Inc.	340	84,361
Eaton Corp. PLC	5,802	1,002,702
ITT, Inc.	5,825	595,257
Parker-Hannifin Corp.	1,153	366,792
Textron, Inc.	28,097	2,169,088
Trane Technologies PLC	1,316	265,871
		4,606,064
E-Commerce/Products — 0.0%
Figs, Inc., Class A†	795	21,910
Wayfair, Inc., Class A†	364	69,149
		91,059
E-Commerce/Services — 0.0%
DoorDash, Inc., Class A†	189	28,142
Opendoor Technologies, Inc.†	3,912	57,154
TripAdvisor, Inc.†	413	11,259
		96,555
Electric Products-Misc. — 0.2%
AMETEK, Inc.	2,477	364,218
Littelfuse, Inc.	257	80,873
		445,091
Electric-Distribution — 0.4%
Consolidated Edison, Inc.	3,804	324,557
Sempra Energy	4,056	536,528
		861,085
Electric-Generation — 0.0%
Brookfield Renewable Corp., Class A	1,027	37,824
Electric-Integrated — 5.9%
AES Corp.	36,737	892,709
Alliant Energy Corp.	2,688	165,231
Ameren Corp.	8,613	766,643
Avangrid, Inc.	613	30,576
CenterPoint Energy, Inc.	59,609	1,663,687
CMS Energy Corp.	13,177	857,164
DTE Energy Co.	2,073	247,806
Edison International	10,499	716,557
Entergy Corp.	2,153	242,536
Evergy, Inc.	2,457	168,575
Eversource Energy	10,255	933,000
FirstEnergy Corp.	57,065	2,373,333
Hawaiian Electric Industries, Inc.	1,132	46,978
IDACORP, Inc.	541	61,301
OGE Energy Corp.	2,144	82,287
PG&E Corp.†	222,309	2,698,831
Pinnacle West Capital Corp.	8,869	626,063
PPL Corp.	8,079	242,855
Public Service Enterprise Group, Inc.	16,839	1,123,667
WEC Energy Group, Inc.	3,391	329,164
Xcel Energy, Inc.	5,786	391,712
		14,660,675
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	1,626	221,412
Hubbell, Inc.	581	121,005
Jabil, Inc.	328	23,075
nVent Electric PLC	1,788	67,944
Sensata Technologies Holding PLC†	10,957	675,937
		1,109,373
Electronic Components-Semiconductors — 0.9%
GlobalFoundries, Inc.†	267	17,347
IPG Photonics Corp.†	361	62,143
Marvell Technology, Inc.	8,802	770,087
Microchip Technology, Inc.	925	80,531
ON Semiconductor Corp.†	13,573	921,878
Qorvo, Inc.†	1,191	186,260
Skyworks Solutions, Inc.	936	145,211

172

Wolfspeed, Inc.†	1,239	138,483
		2,321,940
Electronic Connectors — 0.3%
Amphenol Corp., Class A	1,813	158,565
TE Connectivity, Ltd.	4,162	671,497
		830,062
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	340	54,281
Fortive Corp.	3,510	267,778
Keysight Technologies, Inc.†	1,118	230,878
National Instruments Corp.	17,331	756,845
Trimble, Inc.†	2,690	234,541
Vontier Corp.	834	25,629
		1,569,952
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	744	99,897
Avnet, Inc.	1,065	43,910
TD SYNNEX Corp.	447	51,119
		194,926
Electronic Security Devices — 0.0%
Allegion PLC	230	30,461
Electronics-Military — 0.0%
Mercury Systems, Inc.†	601	33,091
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,138	99,188
Fluence Energy, Inc.†	216	7,681
Shoals Technologies Group, Inc., Class A†	1,122	27,265
Sunrun, Inc.†	2,174	74,568
		208,702
Engineering/R&D Services — 0.1%
AECOM	1,465	113,318
Jacobs Engineering Group, Inc.	1,388	193,251
		306,569
Enterprise Software/Service — 0.4%
Black Knight, Inc.†	1,633	135,359
Ceridian HCM Holding, Inc.†	1,407	146,975
Clarivate PLC†	4,669	109,815
Guidewire Software, Inc.†	901	102,291
Manhattan Associates, Inc.†	317	49,290
Paycor HCM, Inc.†	97	2,795
Pegasystems, Inc.	25	2,795
SS&C Technologies Holdings, Inc.	2,408	197,408
Tyler Technologies, Inc.†	58	31,201
Verint Systems, Inc.†	5,623	295,264
		1,073,193
Entertainment Software — 0.3%
Electronic Arts, Inc.	3,344	441,074
Take-Two Interactive Software, Inc.†	984	174,876
Zynga, Inc., Class A†	5,784	37,018
		652,968
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	1,163	68,919
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	3,719	177,062
Credit Acceptance Corp.†	81	55,702
Santander Consumer USA Holdings, Inc.	647	27,187
		259,951
Finance-Consumer Loans — 0.4%
OneMain Holdings, Inc.	1,206	60,348
SLM Corp.	40,845	803,421
Synchrony Financial	4,770	221,281
		1,085,050
Finance-Credit Card — 0.4%
Alliance Data Systems Corp.	534	35,548
Discover Financial Services	6,885	795,631
Western Union Co.	3,239	57,784
		888,963
Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	409	55,563
Interactive Brokers Group, Inc., Class A	862	68,460
Jefferies Financial Group, Inc.	2,350	91,180
Lazard, Ltd., Class A	11,588	505,584
Tradeweb Markets, Inc., Class A	1,127	112,858
Virtu Financial, Inc., Class A	942	27,158
		860,803
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,149	50,820
Finance-Mortgage Loan/Banker — 0.0%
UWM Holdings Corp.	506	2,996
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	5,142	670,517
Nasdaq, Inc.	1,250	262,512
SEI Investments Co.	1,148	69,959
		1,002,988
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	723	36,295
MGIC Investment Corp.	3,482	50,210
		86,505
Food-Baking — 0.8%
Flowers Foods, Inc.	71,904	1,975,203
Food-Catering — 0.4%
Aramark	17,774	654,972
Compass Group PLC†	18,227	407,321
		1,062,293
Food-Confectionery — 0.3%
Hershey Co.	223	43,144
J.M. Smucker Co.	4,639	630,069
		673,213
Food-Flour & Grain — 0.0%
Seaboard Corp.	3	11,805
Food-Meat Products — 0.2%
Hormel Foods Corp.	3,039	148,333

173

Tyson Foods, Inc., Class A	3,086	268,976
		417,309
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	76	4,952
Campbell Soup Co.	22,390	973,069
Conagra Brands, Inc.	5,033	171,877
Hain Celestial Group, Inc.†	980	41,758
Ingredion, Inc.	6,089	588,441
Kellogg Co.	9,657	622,104
Kraft Heinz Co.	5,871	210,769
Lamb Weston Holdings, Inc.	1,104	69,972
McCormick & Co., Inc.	2,681	259,011
Post Holdings, Inc.†	633	71,358
		3,013,311
Food-Retail — 0.4%
Albertsons Cos., Inc., Class A	19,986	603,377
Grocery Outlet Holding Corp.†	938	26,527
Kroger Co.	7,946	359,636
		989,540
Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	6,771	310,721
Sysco Corp.	14,074	1,105,513
US Foods Holding Corp.†	2,373	82,651
		1,498,885
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	13,494	585,640
Funeral Services & Related Items — 0.1%
Service Corp. International	1,723	122,316
Gambling (Non-Hotel) — 0.1%
International Game Technology PLC	10,200	294,882
Gas-Distribution — 0.7%
Atmos Energy Corp.	6,580	689,387
National Fuel Gas Co.	13,529	865,044
NiSource, Inc.	4,208	116,183
UGI Corp.	2,234	102,563
		1,773,177
Gold Mining — 1.4%
AngloGold Ashanti, Ltd. ADR	31,355	657,828
Centerra Gold, Inc.	6,645	51,218
Cia de Minas Buenaventura SAA ADR†	67,699	495,557
Franco-Nevada Corp.	11,825	1,635,373
Gold Fields, Ltd. ADR	46,789	514,211
Royal Gold, Inc.	704	74,068
		3,428,255
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	544	54,275
Stericycle, Inc.†	982	58,566
		112,841
Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	40	6,021
Home Decoration Products — 0.3%
Newell Brands, Inc.	28,519	622,855
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,428	58,776
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.†	972	151,622
Hyatt Hotels Corp., Class A†	531	50,923
Travel & Leisure Co.	305	16,857
Wyndham Hotels & Resorts, Inc.	4,607	413,018
		632,420
Human Resources — 0.0%
ManpowerGroup, Inc.	583	56,744
Robert Half International, Inc.	143	15,947
		72,691
Independent Power Producers — 0.3%
NRG Energy, Inc.	1,427	61,475
Vistra Corp.	29,999	683,077
		744,552
Industrial Automated/Robotic — 0.1%
Colfax Corp.†	1,256	57,738
Rockwell Automation, Inc.	490	170,937
		228,675
Instruments-Controls — 0.0%
Woodward, Inc.	617	67,537
Insurance Brokers — 1.7%
Arthur J. Gallagher & Co.	7,536	1,278,633
Brown & Brown, Inc.	20,063	1,410,028
Marsh & McLennan Cos., Inc.	3,132	544,404
Willis Towers Watson PLC	4,406	1,046,381
		4,279,446
Insurance-Life/Health — 1.9%
Aflac, Inc.	7,024	410,131
Athene Holding, Ltd., Class A†	10,537	878,048
Brighthouse Financial, Inc.†	15,464	801,035
Equitable Holdings, Inc.	27,034	886,445
Globe Life, Inc.	1,076	100,843
GoHealth, Inc., Class A†	74	280
Jackson Financial, Inc., Class A	10,600	443,398
Lincoln National Corp.	1,638	111,810
Primerica, Inc.	421	64,527
Principal Financial Group, Inc.	2,813	203,464
Prudential Financial, Inc.	4,066	440,104
Unum Group	2,189	53,784
Voya Financial, Inc.	5,122	339,640
		4,733,509
Insurance-Multi-line — 2.4%
American Financial Group, Inc.	728	99,969
Cincinnati Financial Corp.	5,395	614,653
CNA Financial Corp.	20,225	891,518
Hartford Financial Services Group, Inc.	23,407	1,616,019
Kemper Corp.	13,344	784,494
Loews Corp.	32,791	1,894,008
		5,900,661
Insurance-Property/Casualty — 0.8%
Alleghany Corp.†	127	84,784
Arch Capital Group, Ltd.†	3,040	135,128
Assurant, Inc.	4,965	773,845
Erie Indemnity Co., Class A	83	15,991

174

Fidelity National Financial, Inc.	2,930	152,887
First American Financial Corp.	1,144	89,495
Hanover Insurance Group, Inc.	3,166	414,936
Lemonade, Inc.†	368	15,497
Markel Corp.†	121	149,314
Mercury General Corp.	286	15,175
Old Republic International Corp.	3,007	73,912
White Mountains Insurance Group, Ltd.	31	31,431
WR Berkley Corp.	1,483	122,184
		2,074,579
Insurance-Reinsurance — 0.9%
Axis Capital Holdings, Ltd.	832	45,319
Everest Re Group, Ltd.	2,759	755,746
Reinsurance Group of America, Inc.	4,525	495,442
RenaissanceRe Holdings, Ltd.	5,734	970,938
		2,267,445
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	7,502	324,236
Internet Content-Information/News — 0.0%
IAC/InterActiveCorp†	821	107,313
Vimeo, Inc.†	124	2,227
		109,540
Internet Financial Services — 0.0%
Open Lending Corp., Class A†	4,600	103,408
Internet Infrastructure Software — 0.1%
F5, Inc.†	647	158,327
Internet Security — 0.1%
Mandiant, Inc.†	1,780	31,221
NortonLifeLock, Inc.	4,340	112,753
		143,974
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	7,703	860,850
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	435	71,562
Ameriprise Financial, Inc.	530	159,880
Apollo Global Management, Inc.†	3,195	231,414
Franklin Resources, Inc.	3,106	104,020
Invesco, Ltd.	20,269	466,592
Janus Henderson Group PLC	1,816	76,163
Raymond James Financial, Inc.	9,707	974,583
Stifel Financial Corp.	1,096	77,180
T. Rowe Price Group, Inc.	1,620	318,557
		2,479,951
Lasers-System/Components — 0.0%
Coherent, Inc.†	27	7,197
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	371	78,548
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	734	82,729
Machinery-Electrical — 0.4%
Regal Rexnord Corp.	5,349	910,293
Machinery-Farming — 0.1%
AGCO Corp.	2,378	275,896
Toro Co.	62	6,194
		282,090
Machinery-General Industrial — 0.6%
Gates Industrial Corp. PLC†	1,022	16,260
IDEX Corp.	816	192,837
Middleby Corp.†	414	81,459
Nordson Corp.	517	131,974
Otis Worldwide Corp.	4,572	398,084
Westinghouse Air Brake Technologies Corp.	7,962	733,380
		1,553,994
Machinery-Pumps — 0.6%
Curtiss-Wright Corp.	419	58,103
Dover Corp.	1,542	280,027
Flowserve Corp.	1,397	42,748
Graco, Inc.	683	55,063
Ingersoll Rand, Inc.	15,729	973,153
Xylem, Inc.	656	78,668
		1,487,762
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	15,172	51,585
Medical Information Systems — 0.2%
Cerner Corp.	3,177	295,048
Change Healthcare, Inc.†	2,687	57,448
Definitive Healthcare Corp.†	74	2,023
Signify Health, Inc., Class A†	688	9,783
		364,302
Medical Instruments — 0.0%
Integra LifeSciences Holdings Corp.†	776	51,984
Medical Labs & Testing Services — 1.4%
Catalent, Inc.†	1,398	178,986
Charles River Laboratories International, Inc.†	34	12,811
ICON PLC†	2,306	714,168
IQVIA Holdings, Inc.†	1,037	292,579
Laboratory Corp. of America Holdings†	3,281	1,030,923
Quest Diagnostics, Inc.	5,164	893,424
Syneos Health, Inc.†	3,478	357,121
		3,480,012
Medical Products — 1.5%
Baxter International, Inc.	13,445	1,154,119
Cooper Cos., Inc.	520	217,849
Envista Holdings Corp.†	1,728	77,864
Globus Medical, Inc., Class A†	799	57,688
Henry Schein, Inc.†	1,491	115,597
Masimo Corp.†	148	43,331
STERIS PLC	791	192,537
Zimmer Biomet Holdings, Inc.	13,763	1,748,452
		3,607,437
Medical-Biomedical/Gene — 0.7%
ACADIA Pharmaceuticals, Inc.†	13,295	310,305
Bio-Rad Laboratories, Inc., Class A†	228	172,270
BioMarin Pharmaceutical, Inc.†	5,409	477,885
Certara, Inc.†	487	13,841
Exelixis, Inc.†	479	8,756

175

Horizon Therapeutics PLC†	1,907	205,499
Incyte Corp.†	2,335	171,389
Ionis Pharmaceuticals, Inc.†	119	3,621
Iovance Biotherapeutics, Inc.†	1,114	21,266
Mirati Therapeutics, Inc.†	75	11,002
Nektar Therapeutics†	1,930	26,074
Royalty Pharma PLC, Class A	1,425	56,786
Sage Therapeutics, Inc.†	552	23,482
Seagen, Inc.†	153	23,654
Ultragenyx Pharmaceutical, Inc.†	179	15,052
United Therapeutics Corp.†	474	102,422
		1,643,304
Medical-Drugs — 0.5%
Alkermes PLC†	19,957	464,200
Galapagos NV†	4,337	243,032
Jazz Pharmaceuticals PLC†	644	82,046
Organon & Co.	14,745	448,985
		1,238,263
Medical-Generic Drugs — 0.3%
Perrigo Co. PLC	4,066	158,167
Viatris, Inc.	36,545	494,454
		652,621
Medical-HMO — 0.3%
Centene Corp.†	6,802	560,485
Molina Healthcare, Inc.†	525	166,992
		727,477
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	950	57,665
Select Medical Holdings Corp.	52,056	1,530,446
Universal Health Services, Inc., Class B	5,256	681,493
		2,269,604
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	40	6,475
Chemed Corp.	119	62,956
Oak Street Health, Inc.†	101	3,347
Teladoc Health, Inc.†	1,623	149,024
		221,802
Medical-Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	6,320	839,865
Cardinal Health, Inc.	38,558	1,985,351
Covetrus, Inc.†	9,298	185,681
McKesson Corp.	1,407	349,738
Premier, Inc., Class A	7,800	321,126
		3,681,761
Metal Processors & Fabrication — 0.0%
Crane Co.	530	53,917
Timken Co.	690	47,810
		101,727
Metal-Aluminum — 0.1%
Alcoa Corp.	2,006	119,517
Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	23,782	992,423
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,645	62,000
Multimedia — 0.3%
FactSet Research Systems, Inc.	57	27,703
ViacomCBS, Inc., Class A	88	2,936
ViacomCBS, Inc., Class B	26,556	801,460
		832,099
Networking Products — 0.0%
Arista Networks, Inc.†	274	39,388
Non-Ferrous Metals — 0.7%
Cameco Corp.	57,063	1,244,544
NAC Kazatomprom JSC GDR	11,828	434,679
		1,679,223
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	7,040	981,728
Office Automation & Equipment — 0.4%
Xerox Holdings Corp.	1,524	34,503
Zebra Technologies Corp., Class A†	1,398	832,090
		866,593
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	417	90,310
Oil Companies-Exploration & Production — 2.8%
APA Corp.	21,194	569,907
Canadian Natural Resources, Ltd.	29,038	1,226,855
Continental Resources, Inc.	626	28,020
Coterra Energy, Inc.	23,530	447,070
Devon Energy Corp.	22,950	1,010,947
Diamondback Energy, Inc.	6,506	701,672
EQT Corp.†	37,585	819,729
Hess Corp.	9,470	701,064
Marathon Oil Corp.	8,320	136,614
Occidental Petroleum Corp.	7,928	229,833
Pioneer Natural Resources Co.	5,094	926,497
		6,798,208
Oil Companies-Integrated — 0.7%
Imperial Oil, Ltd.	49,552	1,788,827
Oil Field Machinery & Equipment — 0.2%
NOV, Inc.	39,652	537,285
Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	1,607	52,678
Marathon Petroleum Corp.	6,608	422,846
Phillips 66	4,706	340,997
Valero Energy Corp.	9,313	699,499
		1,516,020
Oil-Field Services — 0.9%
Baker Hughes Co.	7,919	190,531
Expro Group Holdings NV†	32,973	473,162
Halliburton Co.	21,402	489,464
TechnipFMC PLC†	123,688	732,233
Tidewater, Inc.†	25,432	272,377
		2,157,767
Paper & Related Products — 0.1%
International Paper Co.	4,157	195,296

176

Sylvamo Corp.†	382	10,654
		205,950
Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	1,644	113,913
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	448	29,236
Physicians Practice Management — 0.0%
agilon health, Inc.†	111	2,997
Pipelines — 1.0%
Antero Midstream Corp.	3,590	34,751
DT Midstream, Inc.	1,037	49,755
Equitrans Midstream Corp.	81,065	838,212
ONEOK, Inc.	4,767	280,109
Plains GP Holdings LP, Class A	34,513	349,962
Targa Resources Corp.	10,267	536,348
Williams Cos., Inc.	13,064	340,187
		2,429,324
Poultry — 0.0%
Pilgrim's Pride Corp.†	302	8,516
Power Converter/Supply Equipment — 0.0%
ChargePoint Holdings, Inc.†	2,404	45,796
Private Equity — 0.2%
Ares Management Corp., Class A	185	15,035
Carlyle Group, Inc.	1,743	95,691
KKR & Co., Inc., Class A	5,977	445,286
		556,012
Professional Sports — 0.1%
Madison Square Garden Sports Corp.†	1,165	202,395
Protection/Safety — 0.0%
ADT, Inc.	1,697	14,272
Publishing-Books — 0.2%
Scholastic Corp.	12,045	481,318
Publishing-Newspapers — 0.8%
New York Times Co., Class A	1,772	85,588
News Corp., Class A	79,475	1,773,087
News Corp., Class B	1,301	29,272
		1,887,947
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,657	85,915
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	998	50,748
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,717	87,310
		138,058
Real Estate Investment Trusts — 8.6%
AGNC Investment Corp.	5,631	84,690
Alexandria Real Estate Equities, Inc.	1,657	369,445
American Campus Communities, Inc.	1,470	84,216
American Homes 4 Rent, Class A	3,038	132,487
Americold Realty Trust	2,865	93,943
Annaly Capital Management, Inc.	15,012	117,394
Apartment Income REIT Corp.	6,483	354,426
Apartment Investment & Management Co., Class A†	51,997	401,417
AvalonBay Communities, Inc.	1,498	378,380
Boston Properties, Inc.	3,961	456,228
Brixmor Property Group, Inc.	26,557	674,813
Camden Property Trust	1,062	189,758
Cousins Properties, Inc.	1,592	64,126
CubeSmart	2,301	130,950
CyrusOne, Inc.	1,362	122,199
Douglas Emmett, Inc.	1,787	59,865
Duke Realty Corp.	4,084	268,074
EPR Properties	795	37,755
Equity Commonwealth†	38,333	992,825
Equity LifeStyle Properties, Inc.	881	77,228
Equity Residential	11,255	1,018,578
Essex Property Trust, Inc.	696	245,152
Extra Space Storage, Inc.	1,284	291,121
Federal Realty Investment Trust	829	113,009
First Industrial Realty Trust, Inc.	1,382	91,488
Gaming and Leisure Properties, Inc.	2,425	118,001
Healthcare Trust of America, Inc., Class A	2,337	78,032
Healthpeak Properties, Inc.	5,792	209,033
Highwoods Properties, Inc.	1,104	49,227
Host Hotels & Resorts, Inc.†	34,056	592,234
Hudson Pacific Properties, Inc.	1,592	39,338
Invitation Homes, Inc.	6,412	290,720
Iron Mountain, Inc.	911	47,673
JBG SMITH Properties	1,312	37,668
Kilroy Realty Corp.	1,247	82,876
Kimco Realty Corp.	6,240	153,816
Lamar Advertising Co., Class A	117	14,192
Life Storage, Inc.	7,829	1,199,246
Medical Properties Trust, Inc.	6,348	150,003
Mid-America Apartment Communities, Inc.	5,629	1,291,518
National Retail Properties, Inc.	1,876	90,179
New Residential Investment Corp.	4,648	49,780
Omega Healthcare Investors, Inc.	2,563	75,839
Orion Office REIT, Inc.†	592	11,053
Park Hotels & Resorts, Inc.†	2,521	47,596
Rayonier, Inc.	32,943	1,329,579
Realty Income Corp.	6,078	435,124
Regency Centers Corp.	13,908	1,047,968
Rexford Industrial Realty, Inc.	1,629	132,128
SBA Communications Corp.	970	377,349
Simon Property Group, Inc.	459	73,334
SL Green Realty Corp.	719	51,552
Spirit Realty Capital, Inc.	7,899	380,653
STAG Industrial, Inc.	6,549	314,090
Starwood Property Trust, Inc.	3,110	75,573
STORE Capital Corp.	2,624	90,266
Sun Communities, Inc.	5,165	1,084,495
UDR, Inc.	3,304	198,207
Ventas, Inc.	4,281	218,845
VICI Properties, Inc.	31,452	947,020
Vornado Realty Trust	1,884	78,864
Welltower, Inc.	4,679	401,318
Weyerhaeuser Co.	46,616	1,919,647

177

WP Carey, Inc.	8,681	712,276
		21,345,879
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,398	368,717
Jones Lang LaSalle, Inc.†	543	146,252
		514,969
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	446	45,394
St. Joe Co.	3,920	204,036
		249,430
Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	279	25,272
Recreational Vehicles — 0.4%
Brunswick Corp.	6,414	646,082
Polaris, Inc.	3,137	344,788
		990,870
Rental Auto/Equipment — 0.2%
AMERCO	96	69,718
Element Fleet Management Corp.	32,411	330,016
United Rentals, Inc.†	507	168,471
		568,205
Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	447	75,534
Six Flags Entertainment Corp.†	511	21,758
		97,292
Respiratory Products — 0.0%
ResMed, Inc.	155	40,374
Retail-Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	41	11,952
Foot Locker, Inc.	964	42,060
Gap, Inc.	2,162	38,159
Victoria's Secret & Co.†	339	18,828
		110,999
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	676	162,159
AutoZone, Inc.†	177	371,061
Genuine Parts Co.	1,496	209,739
O'Reilly Automotive, Inc.†	498	351,703
		1,094,662
Retail-Automobile — 0.2%
AutoNation, Inc.†	444	51,881
CarMax, Inc.†	1,601	208,498
Lithia Motors, Inc.	287	85,225
Penske Automotive Group, Inc.	331	35,490
Vroom, Inc.†	927	10,002
		391,096
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	482	40,517
Qurate Retail, Inc., Series A	3,887	29,541
		70,058
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,032	206,451
Retail-Convenience Store — 0.0%
Casey's General Stores, Inc.	396	78,151
Retail-Discount — 0.4%
Dollar Tree, Inc.†	6,974	979,987
Ollie's Bargain Outlet Holdings, Inc.†	701	35,884
		1,015,871
Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	191	32,304
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.†	186	4,207
Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,108	77,327
Retail-Perfume & Cosmetics — 0.0%
Olaplex Holdings, Inc.†	700	20,391
Retail-Pet Food & Supplies — 0.0%
Petco Health & Wellness Co., Inc.†	557	11,023
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	1,605	79,271
Retail-Restaurants — 0.6%
Darden Restaurants, Inc.	448	67,487
Domino's Pizza, Inc.	125	70,541
Wendy's Co.	27,896	665,319
Yum China Holdings, Inc.	4,244	211,521
Yum! Brands, Inc.	2,886	400,750
		1,415,618
Retail-Sporting Goods — 0.0%
Dick's Sporting Goods, Inc.	675	77,618
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial, Inc.	31,742	359,637
New York Community Bancorp, Inc.	4,848	59,194
People's United Financial, Inc.	4,567	81,384
Sterling Bancorp	15,690	404,645
TFS Financial Corp.	529	9,453
		914,313
Schools — 0.3%
Bright Horizons Family Solutions, Inc.†	130	16,364
Chegg, Inc.†	365	11,206
Grand Canyon Education, Inc.†	5,147	441,149
Strategic Education, Inc.	6,563	379,604
		848,323
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	611	56,224
NXP Semiconductors NV	3,604	820,919
		877,143
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	4,853	763,668
Azenta, Inc.	138	14,229
MKS Instruments, Inc.	93	16,198
		794,095
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	423	78,991

178

Silver Mining — 0.3%
Fresnillo PLC	63,771	770,640
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,497	255,943
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	224	56,112
Steel-Producers — 0.3%
Cleveland-Cliffs, Inc.†	4,893	106,521
Nucor Corp.	3,072	350,669
Reliance Steel & Aluminum Co.	669	108,525
Steel Dynamics, Inc.	1,646	102,167
United States Steel Corp.	2,872	68,382
		736,264
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,656	127,462
Corning, Inc.	20,432	760,684
		888,146
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	3,484	124,414
Telephone-Integrated — 0.1%
Lumen Technologies, Inc.	10,956	137,498
Telephone & Data Systems, Inc.	7,422	149,553
		287,051
Television — 0.0%
Nexstar Media Group, Inc., Class A	394	59,486
World Wrestling Entertainment, Inc., Class A	64	3,158
		62,644
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,811	329,928
Theaters — 0.0%
Live Nation Entertainment, Inc.†	914	109,397
Tools-Hand Held — 0.6%
MSA Safety, Inc.	281	42,420
Snap-on, Inc.	573	123,413
Stanley Black & Decker, Inc.	6,312	1,190,569
		1,356,402
Toys — 0.2%
Hasbro, Inc.	1,374	139,846
Mattel, Inc.†	19,113	412,076
		551,922
Transport-Marine — 0.0%
Kirby Corp.†	640	38,029
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,657	608,863
Expeditors International of Washington, Inc.	490	65,802
Ryder System, Inc.	561	46,243
		720,908
Transport-Truck — 0.6%
JB Hunt Transport Services, Inc.	2,545	520,198
Knight-Swift Transportation Holdings, Inc.	9,681	589,960
Landstar System, Inc.	46	8,235
Old Dominion Freight Line, Inc.	87	31,179
Schneider National, Inc., Class B	556	14,962
XPO Logistics, Inc.†	3,601	278,826
		1,443,360
Travel Services — 0.0%
Virgin Galactic Holdings, Inc.†	154	2,061
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	4,782	135,713
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	910	37,246
Water — 0.2%
American Water Works Co., Inc.	1,951	368,466
Essential Utilities, Inc.	2,477	132,990
		501,456
Water Treatment Systems — 0.1%
Pentair PLC	1,776	129,701
Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	1,619	137,388
VeriSign, Inc.†	1,045	265,242
		402,630
Wireless Equipment — 0.6%
Motorola Solutions, Inc.	4,932	1,340,024
Ubiquiti, Inc.	8	2,454
Viasat, Inc.†	747	33,271
		1,375,749
Total Common Stocks
(cost $173,620,953)		240,402,540
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Agricultural Operations — 0.0%
Bunge, Ltd. 4.88% (cost $102,757)	907	114,953
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Mid-Cap Value ETF (cost $861,482)	7,390	904,388
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 11.00% due 12/01/2024* (cost $19,118)	$24,000	24,720
Total Long-Term Investment Securities (cost $174,604,310)		241,446,601

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	1,969,448	1,969,448
T. Rowe Price Government Reserve Fund 0.06%(1)	2,940,440	2,940,440
		4,909,888

179

U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.08% due 08/11/2022(2)	100,000	99,879
Total Short-Term Investment Securities (cost $5,009,841)		5,009,767
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2021, to be repurchased 01/03/2022 in the amount of $956,000 and collateralized by $979,100 of United States Treasury Notes, bearing interest at 1.38% due 12/31/2028 and having an approximate value of $975,123 (cost $956,000)	956,000	956,000
TOTAL INVESTMENTS (cost $180,570,151)	100.0%	247,412,368
Liabilities in excess of other assets	(0.0)	(87,215)
NET ASSETS	100.0%	$247,325,153

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $24,720 representing 0.0% of net assets.
(1)	The rate shown is the 7-day yield as of December 31, 2021.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P 400 E-Mini Index	March 2022	$274,367	$283,770	$9,403

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current  value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Containers-Metal/Glass	$968,694	$4,628	$-	$973,322
Other Industries	239,429,218	-	-	239,429,218
Convertible Preferred Securities	114,953	-	-	114,953
Exchange-Traded Funds	904,388	-	-	904,388
Foreign Corporate Bonds & Notes	-	24,720	-	24,720
Short-Term Investment Securities:
Registered Investment Companies	4,909,888	-	-	4,909,888
U.S. Government Treasuries	-	99,879	-	99,879
Repurchase Agreements	-	956,000	-	956,000
Total Investments at Value	$246,327,141	$1,085,227	$-	$247,412,368

Other Financial Instruments:†
Futures Contracts	$9,403	$-	$-	$9,403

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

180

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advanced Materials — 0.1%
Haynes International, Inc.	972	$39,201
Materion Corp.	2,616	240,515
		279,716
Advertising Services — 0.4%
National CineMedia, Inc.	11,700	32,877
Stagwell, Inc.†	76,239	660,992
Tremor International, Ltd. ADR†	19,270	291,941
		985,810
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	1,768	109,669
National Presto Industries, Inc.	388	31,828
		141,497
Aerospace/Defense-Equipment — 0.8%
AAR Corp.†	5,254	205,064
Aerojet Rocketdyne Holdings, Inc.	5,735	268,168
Astronics Corp.†	8,900	106,800
Barnes Group, Inc.	4,768	222,141
Hexcel Corp.†	15,981	827,816
Kaman Corp.	2,133	92,039
Moog, Inc., Class A	3,043	246,392
Park Aerospace Corp.	1,489	19,655
Triumph Group, Inc.†	4,949	91,705
		2,079,780
Agricultural Operations — 0.1%
Andersons, Inc.	4,471	173,073
Fresh Del Monte Produce, Inc.	2,549	70,352
		243,425
Airlines — 0.4%
Allegiant Travel Co.†	1,914	357,995
Hawaiian Holdings, Inc.†	3,923	72,065
SkyWest, Inc.†	11,759	462,129
		892,189
Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	850	311,364
Fossil Group, Inc.†	3,635	37,404
Kontoor Brands, Inc.	3,644	186,755
Oxford Industries, Inc.	7,424	753,684
		1,289,207
Appliances — 0.1%
iRobot Corp.†	2,065	136,042
Traeger, Inc.†	1,844	22,423
		158,465
Applications Software — 0.8%
Agilysys, Inc.†	1,489	66,201
Alkami Technology, Inc.†	865	17,352
Appfolio, Inc., Class A†	3,550	429,763
Digi International, Inc.†	2,613	64,201
DigitalOcean Holdings, Inc.†	4,224	339,314
Ebix, Inc.	1,825	55,480
JFrog, Ltd.†	800	23,760
Loyalty Ventures, Inc.†	1,526	45,887
Membership Collective Group, Inc.† Class A	33,864	432,782
ON24, Inc.†	16,249	281,920
PDF Solutions, Inc.†	2,289	72,767
Sprout Social, Inc., Class A†	2,500	226,725
		2,056,152
Athletic Equipment — 0.1%
Vista Outdoor, Inc.†	4,389	202,201
Audio/Video Products — 0.1%
Sonos, Inc.†	6,300	187,740
Universal Electronics, Inc.†	1,004	40,913
		228,653
Auto Repair Centers — 0.1%
Monro, Inc.	2,569	149,696
Auto-Cars/Light Trucks — 0.2%
Fisker, Inc.†	21,300	335,049
Sono Group NV†	10,748	103,503
		438,552
Auto-Truck Trailers — 0.2%
Wabash National Corp.	21,590	421,437
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	8,737	81,516
Cooper-Standard Holdings, Inc.†	1,302	29,178
Dorman Products, Inc.†	2,180	246,362
Gentherm, Inc.†	12,990	1,128,831
Lear Corp.	700	128,065
Meritor, Inc.†	9,573	237,219
Methode Electronics, Inc.	2,924	143,773
Titan International, Inc.†	3,918	42,941
		2,037,885
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,300	128,898
Motorcar Parts of America, Inc.†	1,471	25,110
Standard Motor Products, Inc.	1,466	76,804
		230,812
B2B/E-Commerce — 0.0%
ePlus, Inc.†	2,069	111,478
Banks-Commercial — 8.4%
1st Source Corp.	1,240	61,504
Allegiance Bancshares, Inc.	1,443	60,909
Ameris Bancorp	5,067	251,729
Atlantic Union Bankshares Corp.	1,063	39,639
BancFirst Corp.	1,447	102,100
Bancorp, Inc.†	4,365	110,478
BankUnited, Inc.	6,825	288,766
Banner Corp.	6,724	407,945
Business First Bancshares, Inc.	1,300	36,803
Cadence Bank	15,920	474,257
Cambridge Bancorp	5,385	503,982
Cathay General Bancorp	6,900	296,631
Central Pacific Financial Corp.	8,442	237,811
CIT Group, Inc.	3,800	195,092
City Holding Co.	1,158	94,713
Columbia Banking System, Inc.	12,555	410,800
Community Bank System, Inc.	4,131	307,677
ConnectOne Bancorp, Inc.	3,600	117,756
Customers Bancorp, Inc.†	2,284	149,305
CVB Financial Corp.	18,958	405,891
Dime Community Bancshares, Inc.	2,541	89,342
Eagle Bancorp, Inc.	2,447	142,758

181

Eastern Bankshares, Inc.	29,050	585,938
Enterprise Financial Services Corp.	1,900	89,471
Equity Bancshares, Inc., Class A	1,500	50,895
FB Financial Corp.	2,741	120,111
Financial Institutions, Inc.	500	15,900
First Bancorp	2,645	120,929
First BanCorp/Puerto Rico	93,267	1,285,219
First Bancshares, Inc.	600	23,172
First Commonwealth Financial Corp.	15,772	253,771
First Community Bankshares, Inc.	600	20,052
First Financial Bancorp	7,181	175,073
First Hawaiian, Inc.	12,768	348,949
First Interstate BancSystem, Inc., Class A	24,095	979,944
First Merchants Corp.	30,742	1,287,782
First Midwest Bancorp, Inc.	8,745	179,098
Flagstar Bancorp, Inc.	4,049	194,109
Glacier Bancorp, Inc.	2,350	133,245
Great Western Bancorp, Inc.	5,522	187,527
Hancock Whitney Corp.	700	35,014
Hanmi Financial Corp.	2,329	55,151
HarborOne Bancorp, Inc.	2,300	34,132
Heritage Financial Corp.	27,905	681,998
Hilltop Holdings, Inc.	4,657	163,647
Home BancShares, Inc.	3,200	77,920
HomeStreet, Inc.	4,467	232,284
Hope Bancorp, Inc.	29,467	433,460
Independent Bank Corp.	2,400	57,288
Independent Bank Corp. of Rockland Massachusetts	7,077	576,988
Lakeland Financial Corp.	1,938	155,311
Merchants Bancorp	200	9,466
Meta Financial Group, Inc.	4,626	275,987
NBT Bancorp, Inc.	3,321	127,925
Nicolet Bankshares, Inc.†	200	17,150
OFG Bancorp	3,818	101,406
Old National Bancorp	28,802	521,892
Origin Bancorp, Inc.	600	25,752
Park National Corp.	1,106	151,865
Peoples Bancorp, Inc.	800	25,448
Pinnacle Financial Partners, Inc.	2,100	200,550
Preferred Bank	1,050	75,380
Premier Financial Corp.	900	27,819
QCR Holdings, Inc.	900	50,400
RBB Bancorp	600	15,720
Renasant Corp.	4,270	162,046
Republic Bancorp, Inc., Class A	300	15,252
S&T Bancorp, Inc.	3,014	95,001
Seacoast Banking Corp. of Florida	31,537	1,116,094
ServisFirst Bancshares, Inc.	3,737	317,421
Simmons First National Corp., Class A	10,396	307,514
South State Corp.	12,715	1,018,599
Southside Bancshares, Inc.	2,472	103,379
Tompkins Financial Corp.	910	76,058
Triumph Bancorp, Inc.†	1,809	215,416
TrustCo Bank Corp.	1,472	49,032
Trustmark Corp.	10,084	327,327
UMB Financial Corp.	2,000	212,220
United Community Banks, Inc.	42,345	1,521,879
Valley National Bancorp	4,800	66,000
Veritex Holdings, Inc.	6,076	241,703
Webster Financial Corp.	3,700	206,608
Westamerica BanCorp	4,433	255,917
		21,274,492
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,258	340,687
Banks-Super Regional — 0.2%
Independent Bank Group, Inc.	3,929	283,477
National Bank Holdings Corp., Class A	2,321	101,985
		385,462
Beverages-Non-alcoholic — 0.6%
Celsius Holdings, Inc.†	2,923	217,968
Coca-Cola Consolidated, Inc.	356	220,432
National Beverage Corp.	1,787	81,005
Primo Water Corp.	59,045	1,040,963
		1,560,368
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	959	81,505
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	6,600	47,982
Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,269	82,739
Gibraltar Industries, Inc.†	12,124	808,428
Louisiana-Pacific Corp.	2,400	188,040
Patrick Industries, Inc.	1,721	138,867
Simpson Manufacturing Co., Inc.	7,598	1,056,654
		2,274,728
Building & Construction-Misc. — 1.1%
Comfort Systems USA, Inc.	8,961	886,601
EMCOR Group, Inc.	4,425	563,701
MYR Group, Inc.†	6,792	750,855
NV5 Global, Inc.†	907	125,275
TopBuild Corp.†	1,900	524,229
		2,850,661
Building Products-Air & Heating — 0.2%
AAON, Inc.	3,173	252,031
SPX Corp.†	3,479	207,627
		459,658
Building Products-Cement — 0.4%
Eagle Materials, Inc.	6,316	1,051,361
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	1,941	93,459
Cornerstone Building Brands, Inc.†	5,900	102,896
Griffon Corp.	3,647	103,867
Masonite International Corp.†	350	41,283
PGT Innovations, Inc.†	4,568	102,734
		444,239
Building Products-Wood — 0.4%
Boise Cascade Co.	4,513	321,325
UFP Industries, Inc.	7,291	670,845
		992,170
Building-Heavy Construction — 0.8%
Arcosa, Inc.	3,702	195,095
Granite Construction, Inc.	5,710	220,977
MasTec, Inc.†	6,900	636,732

182

Primoris Services Corp.	34,796	834,408
		1,887,212
Building-Maintenance & Services — 0.8%
ABM Industries, Inc.	14,051	573,983
Terminix Global Holdings, Inc.†	33,241	1,503,491
		2,077,474
Building-Mobile Home/Manufactured Housing — 1.3%
Cavco Industries, Inc.†	4,794	1,522,814
LCI Industries	1,936	301,764
Skyline Champion Corp.†	15,734	1,242,672
Winnebago Industries, Inc.	2,763	207,004
		3,274,254
Building-Residential/Commercial — 1.1%
Century Communities, Inc.	2,276	186,154
Installed Building Products, Inc.	1,798	251,217
LGI Homes, Inc.†	1,636	252,729
M/I Homes, Inc.†	2,229	138,599
MDC Holdings, Inc.	4,331	241,800
Meritage Homes Corp.†	3,558	434,289
Tri Pointe Homes, Inc.†	41,400	1,154,646
		2,659,434
Casino Hotels — 0.1%
Boyd Gaming Corp.†	4,800	314,736
Chemicals-Diversified — 0.5%
AdvanSix, Inc.	2,855	134,899
Innospec, Inc.	1,888	170,562
Koppers Holdings, Inc.†	3,132	98,032
Orion Engineered Carbons SA	5,300	97,308
Quaker Houghton	1,028	237,242
Stepan Co.	2,231	277,291
Trinseo PLC	4,725	247,873
		1,263,207
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	4,882	27,876
Unifi, Inc.†	1,065	24,655
		52,531
Chemicals-Other — 0.0%
American Vanguard Corp.	2,062	33,796
Chemicals-Specialty — 2.8%
Ashland Global Holdings, Inc.	10,044	1,081,337
Balchem Corp.	9,824	1,656,326
Cabot Corp.	700	39,340
Ecovyst, Inc.	2,500	25,600
Element Solutions, Inc.	41,291	1,002,545
Ferro Corp.†	6,338	138,359
GCP Applied Technologies, Inc.†	4,110	130,123
H.B. Fuller Co.	6,625	536,625
Hawkins, Inc.	1,439	56,769
Ingevity Corp.†	3,200	229,440
Kraton Corp.†	2,463	114,086
Minerals Technologies, Inc.	2,275	166,416
Rogers Corp.†	1,435	391,755
Tronox Holdings PLC, Class A	9,300	223,479
Valvoline, Inc.	34,727	1,294,970
Zymergen, Inc.†	11,200	74,928
		7,162,098
Circuit Boards — 0.1%
TTM Technologies, Inc.†	15,794	235,331
Coal — 0.2%
Arch Resources, Inc.	1,550	141,546
CONSOL Energy, Inc.†	2,430	55,185
SunCoke Energy, Inc.	19,064	125,632
Warrior Met Coal, Inc.	6,038	155,237
		477,600
Commercial Services — 1.3%
Forrester Research, Inc.†	852	50,038
John Wiley & Sons, Inc., Class A	13,100	750,237
LiveRamp Holdings, Inc.†	29,517	1,415,340
Medifast, Inc.	1,240	259,693
Progyny, Inc.†	13,205	664,872
WW International, Inc.†	4,076	65,746
		3,205,926
Commercial Services-Finance — 0.5%
EVERTEC, Inc.	9,476	473,611
Green Dot Corp., Class A†	4,189	151,809
HealthEquity, Inc.†	1,600	70,784
Marathon Digital Holdings, Inc.†	2,400	78,864
Riot Blockchain, Inc.†	2,100	46,893
Sabre Corp.†	62,643	538,103
		1,360,064
Communications Software — 0.1%
8x8, Inc.†	8,729	146,298
Consensus Cloud Solutions, Inc.†	1,229	71,122
		217,420
Computer Data Security — 0.0%
OneSpan, Inc.†	2,633	44,577
Qualys, Inc.†	400	54,888
		99,465
Computer Services — 1.4%
CACI International, Inc., Class A†	650	174,987
ExlService Holdings, Inc.†	2,551	369,308
Insight Enterprises, Inc.†	3,172	338,135
KBR, Inc.	1,900	90,478
Science Applications International Corp.	12,654	1,057,748
TTEC Holdings, Inc.	1,404	127,132
Unisys Corp.†	5,144	105,812
WNS Holdings, Ltd. ADR†	14,458	1,275,485
		3,539,085
Computer Software — 0.5%
Envestnet, Inc.†	300	23,802
Simulations Plus, Inc.	1,204	56,949
Teradata Corp.†	16,443	698,334
Xperi Holding Corp.	19,107	361,314
		1,140,399
Computers-Integrated Systems — 0.3%
Diebold Nixdorf, Inc.†	5,582	50,517
NetScout Systems, Inc.†	23,559	779,332
		829,849
Computers-Other — 0.6%
3D Systems Corp.†	9,784	210,747

183

Lumentum Holdings, Inc.†	11,084	1,172,355
		1,383,102
Consulting Services — 0.2%
Huron Consulting Group, Inc.†	4,500	224,550
Kelly Services, Inc., Class A	13,860	232,432
		456,982
Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	747	39,315
Central Garden & Pet Co., Class A†	4,677	223,794
Helen of Troy, Ltd.†	500	122,235
Quanex Building Products Corp.	6,568	162,755
WD-40 Co.	1,050	256,872
		804,971
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,500	150,925
O-I Glass, Inc.†	12,013	144,516
		295,441
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	2,800	54,600
Matthews International Corp., Class A	2,422	88,815
		143,415
Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	3,667	121,781
Edgewell Personal Care Co.	4,164	190,336
Inter Parfums, Inc.	1,361	145,491
		457,608
Data Processing/Management — 0.6%
Bottomline Technologies DE, Inc.†	2,963	167,321
CommVault Systems, Inc.†	16,370	1,128,220
CSG Systems International, Inc.	3,301	190,204
		1,485,745
Diagnostic Equipment — 0.0%
Adaptive Biotechnologies Corp.†	1,400	39,284
Diagnostic Kits — 0.3%
Meridian Bioscience, Inc.†	3,321	67,748
Natera, Inc.†	6,605	616,841
OraSure Technologies, Inc.†	5,518	47,952
		732,541
Disposable Medical Products — 1.0%
BioLife Solutions, Inc.†	2,245	83,671
CONMED Corp.	2,240	317,542
ICU Medical, Inc.†	7,393	1,754,655
Merit Medical Systems, Inc.†	3,892	242,472
		2,398,340
Distribution/Wholesale — 1.2%
Avient Corp.	5,900	330,105
G-III Apparel Group, Ltd.†	6,448	178,223
KAR Auction Services, Inc.†	9,281	144,969
Resideo Technologies, Inc.†	11,060	287,892
ScanSource, Inc.†	12,956	454,496
Univar Solutions, Inc.†	43,050	1,220,468
Veritiv Corp.†	2,462	301,767
		2,917,920
Diversified Manufacturing Operations — 0.8%
Enerpac Tool Group Corp.	4,618	93,653
EnPro Industries, Inc.	11,174	1,229,922
Fabrinet†	5,136	608,462
Federal Signal Corp.	4,678	202,745
		2,134,782
Diversified Minerals — 0.1%
Livent Corp.†	12,377	301,751
Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	1,573	67,309
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	36,100	111,910
Heron Therapeutics, Inc.†	12,600	115,038
		226,948
Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	8,897	94,664
E-Commerce/Products — 0.0%
Liquidity Services, Inc.†	2,036	44,955
E-Commerce/Services — 0.2%
Cars.com, Inc.†	4,976	80,064
EverQuote, Inc., Class A†	1,400	21,924
Shutterstock, Inc.	1,792	198,697
Upwork, Inc.†	4,200	143,472
		444,157
E-Marketing/Info — 0.1%
QuinStreet, Inc.†	17,323	315,105
E-Services/Consulting — 0.8%
Perficient, Inc.†	16,442	2,125,786
Electric-Distribution — 0.1%
Unitil Corp.	1,224	56,292
Via Renewables, Inc.	6,400	73,152
		129,444
Electric-Integrated — 0.6%
Avista Corp.	13,201	560,911
IDACORP, Inc.	6,711	760,423
PNM Resources, Inc.	1,800	82,098
Portland General Electric Co.	4,000	211,680
		1,615,112
Electronic Components-Misc. — 1.3%
Advanced Energy Industries, Inc.	2,886	262,799
Atkore, Inc.†	4,800	533,712
Benchmark Electronics, Inc.	20,498	555,496
Comtech Telecommunications Corp.	2,018	47,806
Kimball Electronics, Inc.†	1,700	36,992
Knowles Corp.†	16,974	396,343
OSI Systems, Inc.†	8,478	790,150
Plexus Corp.†	2,164	207,506
Sanmina Corp.†	7,831	324,673
Vishay Intertechnology, Inc.	10,400	227,448
		3,382,925
Electronic Components-Semiconductors — 2.0%
Amkor Technology, Inc.	5,400	133,866
CEVA, Inc.†	1,760	76,102
CTS Corp.	2,469	90,662
Diodes, Inc.†	3,448	378,625

184

MACOM Technology Solutions Holdings, Inc.†	14,477	1,133,549
ON Semiconductor Corp.†	10,619	721,243
Photronics, Inc.†	4,684	88,293
Rambus, Inc.†	22,278	654,751
Semtech Corp.†	13,439	1,195,130
Silicon Laboratories, Inc.†	2,050	423,161
SMART Global Holdings, Inc.†	1,774	125,936
		5,021,318
Electronic Measurement Instruments — 0.7%
Badger Meter, Inc.	2,241	238,801
FARO Technologies, Inc.†	1,394	97,608
Itron, Inc.†	3,468	237,627
Mesa Laboratories, Inc.	3,567	1,170,297
		1,744,333
Energy-Alternate Sources — 0.5%
Fluence Energy, Inc.†	9,301	330,743
FutureFuel Corp.	8,278	63,244
Green Plains, Inc.†	7,306	253,957
Renewable Energy Group, Inc.†	3,851	163,436
REX American Resources Corp.†	1,253	120,288
SunPower Corp.†	3,200	66,784
Sunrun, Inc.†	5,800	198,940
		1,197,392
Engineering/R&D Services — 0.2%
Exponent, Inc.	3,992	465,986
Enterprise Software/Service — 1.9%
ACI Worldwide, Inc.†	9,000	312,300
American Software, Inc., Class A	9,700	253,849
Blackline, Inc.†	400	41,416
Cardlytics, Inc.†	3,800	251,142
Donnelley Financial Solutions, Inc.†	5,034	237,303
eGain Corp.†	21,700	216,566
HireRight Holdings Corp.†	11,240	179,840
LivePerson, Inc.†	5,041	180,064
ManTech International Corp., Class A	2,961	215,946
Momentive Global, Inc.†	16,600	351,090
Paycor HCM, Inc.†	4,073	117,343
Progress Software Corp.	3,358	162,091
SPS Commerce, Inc.†	2,955	420,644
Verint Systems, Inc.†	21,900	1,149,969
Workiva, Inc.†	4,375	570,894
		4,660,457
Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.	5,550	942,390
Filtration/Separation Products — 0.4%
ESCO Technologies, Inc.	11,290	1,015,987
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	150	103,152
Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,800	148,736
Finance-Consumer Loans — 0.4%
Encore Capital Group, Inc.†	1,900	118,009
Enova International, Inc.†	2,790	114,278
EZCORP, Inc., Class A†	6,667	49,136
LendingTree, Inc.†	878	107,643
Navient Corp.	13,700	290,714
Nelnet, Inc., Class A	350	34,188
PRA Group, Inc.†	3,341	167,751
Regional Management Corp.	1,200	68,952
World Acceptance Corp.†	323	79,274
		1,029,945
Finance-Investment Banker/Broker — 0.9%
B. Riley Financial, Inc.	1,225	108,853
Cowen, Inc., Class A	3,900	140,790
Greenhill & Co., Inc.	1,063	19,060
Houlihan Lokey, Inc.	5,783	598,656
Perella Weinberg Partners	74,862	962,725
Piper Sandler Cos.	1,731	309,001
StoneX Group, Inc.†	1,290	79,013
		2,218,098
Finance-Mortgage Loan/Banker — 0.2%
Mr. Cooper Group, Inc.†	7,755	322,686
PennyMac Financial Services, Inc.	2,600	181,428
		504,114
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	5,347	268,419
MGIC Investment Corp.	7,900	113,918
NMI Holdings, Inc., Class A†	8,768	191,581
Radian Group, Inc.	10,900	230,317
		804,235
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,348	91,691
Food-Canned — 0.1%
Seneca Foods Corp., Class A†	2,681	128,554
Food-Catering — 0.3%
Healthcare Services Group, Inc.	9,810	174,520
Sovos Brands, Inc.†	42,718	642,906
		817,426
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,326	48,041
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	4,971	152,759
BellRing Brands, Inc., Class A†	22,250	634,793
Cal-Maine Foods, Inc.	2,869	106,124
J&J Snack Foods Corp.	1,139	179,916
John B. Sanfilippo & Son, Inc.	2,080	187,533
Simply Good Foods Co.†	6,460	268,542
TreeHouse Foods, Inc.†	4,273	173,185
		1,702,852
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	6,800	201,824
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,355	57,452
Chefs' Warehouse, Inc.†	2,496	83,117
Performance Food Group Co.†	3,680	168,875
SpartanNash Co.	3,253	83,797
United Natural Foods, Inc.†	4,317	211,879
		605,120
Footwear & Related Apparel — 0.7%
Steven Madden, Ltd.	34,454	1,601,077

185

Wolverine World Wide, Inc.	6,310	181,791
		1,782,868
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,005	74,320
Gas-Distribution — 0.6%
Chesapeake Utilities Corp.	6,152	897,023
New Jersey Resources Corp.	7,100	291,526
Northwest Natural Holding Co.	3,954	192,876
South Jersey Industries, Inc.	8,614	224,998
		1,606,423
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,500	48,030
US Ecology, Inc.†	2,414	77,103
		125,133
Health Care Cost Containment — 0.1%
CorVel Corp.†	719	149,552
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	4,283	112,600
Hooker Furniture Corp.	1,400	32,592
Sleep Number Corp.†	5,135	393,341
		538,533
Hotels/Motels — 0.0%
Marcus Corp.†	1,675	29,915
Housewares — 0.0%
Tupperware Brands Corp.†	3,744	57,246
Human Resources — 1.4%
AMN Healthcare Services, Inc.†	4,921	601,986
ASGN, Inc.†	11,716	1,445,754
Barrett Business Services, Inc.	896	61,878
Cross Country Healthcare, Inc.†	2,707	75,146
Heidrick & Struggles International, Inc.	2,001	87,504
Kforce, Inc.	3,400	255,748
Korn Ferry	6,525	494,138
Resources Connection, Inc.	2,390	42,638
TriNet Group, Inc.†	800	76,208
TrueBlue, Inc.†	11,118	307,635
		3,448,635
Identification Systems — 0.1%
Brady Corp., Class A	3,717	200,346
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	2,300	77,004
Clearway Energy, Inc., Class C	600	21,618
		98,622
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,176	100,161
Insurance Brokers — 0.5%
eHealth, Inc.†	1,819	46,385
Ryan Specialty Group Holdings, Inc., Class A†	22,390	903,436
Selectquote, Inc.†	9,545	86,478
Trean Insurance Group, Inc.†	23,145	206,222
		1,242,521
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,707	377,796
CNO Financial Group, Inc.	5,000	119,200
Primerica, Inc.	450	68,972
Trupanion, Inc.†	2,628	346,975
		912,943
Insurance-Multi-line — 0.4%
Genworth Financial, Inc., Class A†	38,867	157,411
Kemper Corp.	12,773	750,925
		908,336
Insurance-Property/Casualty — 0.9%
Ambac Financial Group, Inc.†	3,547	56,929
AMERISAFE, Inc.	1,483	79,830
Employers Holdings, Inc.	2,942	121,740
First American Financial Corp.	800	62,584
HCI Group, Inc.	612	51,126
Horace Mann Educators Corp.	3,178	122,989
James River Group Holdings, Ltd.	26,498	763,407
Kinsale Capital Group, Inc.	825	196,259
Palomar Holdings, Inc.†	1,850	119,824
ProAssurance Corp.	4,135	104,616
RLI Corp.	1,050	117,705
Safety Insurance Group, Inc.	1,090	92,683
Selective Insurance Group, Inc.	1,500	122,910
Stewart Information Services Corp.	3,260	259,920
United Fire Group, Inc.	1,652	38,310
Universal Insurance Holdings, Inc.	2,149	36,533
		2,347,365
Insurance-Reinsurance — 0.8%
Argo Group International Holdings, Ltd.	2,200	127,842
Axis Capital Holdings, Ltd.	12,998	708,001
Essent Group, Ltd.	6,300	286,839
Reinsurance Group of America, Inc.	7,195	787,780
SiriusPoint, Ltd.†	6,699	54,463
		1,964,925
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	3,250	237,835
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	1,934	50,980
TechTarget, Inc.†	1,987	190,077
Yelp, Inc.†	7,000	253,680
		494,737
Investment Companies — 0.4%
Compass Diversified Holdings	36,021	1,101,522
Investment Management/Advisor Services — 0.6%
AssetMark Financial Holdings, Inc.†	2,200	57,662
Blucora, Inc.†	14,132	244,766
BrightSphere Investment Group, Inc.	7,972	204,083
Cohen & Steers, Inc.	550	50,881
Federated Hermes, Inc.	2,600	97,708
Focus Financial Partners, Inc., Class A†	4,950	295,614
Stifel Financial Corp.	2,775	195,415
Virtus Investment Partners, Inc.	1,221	362,759
WisdomTree Investments, Inc.	8,338	51,029
		1,559,917

186

Linen Supply & Related Items — 0.5%
UniFirst Corp.	5,766	1,213,166
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,744	120,807
Manitowoc Co, Inc.†	5,200	96,668
		217,475
Machinery-Electrical — 0.2%
Argan, Inc.	7,700	297,913
Franklin Electric Co., Inc.	2,988	282,545
		580,458
Machinery-Farming — 0.1%
Alamo Group, Inc.	758	111,562
Lindsay Corp.	836	127,072
		238,634
Machinery-General Industrial — 1.0%
Albany International Corp., Class A	13,852	1,225,210
Altra Industrial Motion Corp.	4,600	237,222
Applied Industrial Technologies, Inc.	2,946	302,554
Chart Industries, Inc.†	2,729	435,248
DXP Enterprises, Inc.†	1,309	33,602
Kadant, Inc.	900	207,432
Tennant Co.	1,420	115,077
		2,556,345
Machinery-Pumps — 0.6%
Cactus, Inc., Class A	9,526	363,227
CIRCOR International, Inc.†	1,552	42,183
SPX FLOW, Inc.	5,915	511,529
Watts Water Technologies, Inc., Class A	2,611	506,978
		1,423,917
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	5,185	149,795
Medical Information Systems — 0.7%
Allscripts Healthcare Solutions, Inc.†	60,339	1,113,254
Apollo Medical Holdings, Inc.†	2,894	212,651
Computer Programs & Systems, Inc.†	1,122	32,875
NextGen Healthcare, Inc.†	18,600	330,894
Tabula Rasa HealthCare, Inc.†	1,813	27,195
		1,716,869
Medical Instruments — 0.5%
AngioDynamics, Inc.†	10,161	280,240
Natus Medical, Inc.†	8,816	209,204
NuVasive, Inc.†	15,400	808,192
		1,297,636
Medical Labs & Testing Services — 1.4%
Catalent, Inc.†	4,861	622,354
Fulgent Genetics, Inc.†	1,485	149,376
LifeStance Health Group, Inc.†	16,300	155,176
MEDNAX, Inc.†	6,622	180,184
Medpace Holdings, Inc.†	1,550	337,342
Neuronetics, Inc.†	47,041	209,803
OPKO Health, Inc.†	33,100	159,211
Personalis, Inc.†	9,600	136,992
Syneos Health, Inc.†	15,298	1,570,799
		3,521,237
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,252	51,733
Medical Products — 2.2%
Accuray, Inc.†	31,200	148,824
Avanos Medical, Inc.†	3,691	127,967
Bioventus, Inc., Class A†	7,000	101,430
Cardiovascular Systems, Inc.†	21,406	402,005
CryoLife, Inc.†	3,013	61,315
Envista Holdings Corp.†	28,330	1,276,550
Glaukos Corp.†	3,592	159,628
Hanger, Inc.†	2,817	51,072
Inogen, Inc.†	1,567	53,278
Inspire Medical Systems, Inc.†	200	46,012
Integer Holdings Corp.†	6,954	595,193
LeMaitre Vascular, Inc.	1,472	73,939
LivaNova PLC†	12,853	1,123,738
Omnicell, Inc.†	3,366	607,361
Orthofix Medical, Inc.†	1,513	47,039
SeaSpine Holdings Corp.†	1,400	19,068
Sientra, Inc.†	79,682	292,433
SmileDirectClub, Inc.†	25,085	58,950
Surmodics, Inc.†	1,063	51,183
Tactile Systems Technology, Inc.†	1,518	28,887
Zynex, Inc.	12,419	123,817
		5,449,689
Medical-Biomedical/Gene — 3.2%
2seventy Bio, Inc.†	386	9,893
ACADIA Pharmaceuticals, Inc.†	4,000	93,360
Alder Biopharmaceuticals, Inc. CVR†(1)	11,600	10,208
Amicus Therapeutics, Inc.†	37,600	434,280
ANI Pharmaceuticals, Inc.†	829	38,200
Arena Pharmaceuticals, Inc.†	1,660	154,280
Arrowhead Pharmaceuticals, Inc.†	3,700	245,310
Atara Biotherapeutics, Inc.†	21,600	340,416
Avid Bioservices, Inc.†	4,699	137,117
Beam Therapeutics, Inc.†	2,200	175,318
Biohaven Pharmaceutical Holding Co., Ltd.†	300	41,343
Black Diamond Therapeutics, Inc.†	12,800	68,224
Bluebird Bio, Inc.†	1,160	11,588
Bridgebio Pharma, Inc.†	2,100	35,028
Cara Therapeutics, Inc.†	3,235	39,402
CytomX Therapeutics, Inc.†	19,100	82,703
Decibel Therapeutics, Inc.†	102	474
Eiger BioPharmaceuticals, Inc.†	6,600	34,254
Emergent BioSolutions, Inc.†	4,168	181,183
Esperion Therapeutics, Inc.†	900	4,500
Evolus, Inc.†	49,678	323,404
Fate Therapeutics, Inc.†	6,600	386,166
FibroGen, Inc.†	19,894	280,505
Global Blood Therapeutics, Inc.†	8,000	234,160
Homology Medicines, Inc.†	1,700	6,188
Innoviva, Inc.†	4,791	82,645
Insmed, Inc.†	1,000	27,240
Intercept Pharmaceuticals, Inc.†	11,800	192,222
Intra-Cellular Therapies, Inc.†	12,352	646,504
Ligand Pharmaceuticals, Inc.†	2,830	437,122
Myriad Genetics, Inc.†	6,117	168,829
Nektar Therapeutics†	14,137	190,991
NeoGenomics, Inc.†	29,820	1,017,458

187

Organogenesis Holdings, Inc.†	4,829	44,620
Puma Biotechnology, Inc.†	8,700	26,448
REGENXBIO, Inc.†	8,983	293,744
Sana Biotechnology, Inc.†	101	1,564
Sensei Biotherapeutics, Inc.†	10,200	59,160
Sigilon Therapeutics, Inc.†	6,700	18,492
Sutro Biopharma, Inc.†	1,000	14,880
TG Therapeutics, Inc.†	12,400	235,600
Travere Therapeutics, Inc.†	5,000	155,200
Turning Point Therapeutics, Inc.†	950	45,315
Tyra Biosciences, Inc.†	9,094	127,953
UroGen Pharma, Ltd.†	3,600	34,236
Vericel Corp.†	3,586	140,930
Wave Life Sciences, Ltd.†	11,200	35,168
Xencor, Inc.†	15,880	637,106
Y-mAbs Therapeutics, Inc.†	300	4,863
		8,005,794
Medical-Drugs — 1.9%
Aerie Pharmaceuticals, Inc.†	18,394	129,126
Amphastar Pharmaceuticals, Inc.†	6,822	158,884
Athenex, Inc.†	6,200	8,432
Catalyst Pharmaceuticals, Inc.†	49,700	336,469
Coherus Biosciences, Inc.†	36,182	577,465
Collegium Pharmaceutical, Inc.†	2,648	49,465
Corcept Therapeutics, Inc.†	12,870	254,826
Cytokinetics, Inc.†	6,426	292,897
Eagle Pharmaceuticals, Inc.†	3,371	171,651
Enanta Pharmaceuticals, Inc.†	1,378	103,047
Fulcrum Therapeutics, Inc.†	13,044	230,748
Gritstone Bio, Inc.†	1,100	14,146
Harmony Biosciences Holdings, Inc.†	1,747	74,492
Harpoon Therapeutics, Inc.†	13,358	100,853
Intellia Therapeutics, Inc.†	3,825	452,268
Landos Biopharma, Inc.†	7,839	37,627
Lannett Co., Inc.†	24,022	38,916
Madrigal Pharmaceuticals, Inc.†	1,850	156,769
Marinus Pharmaceuticals, Inc.†	19,400	230,472
Pacira BioSciences, Inc.†	9,758	587,139
Phibro Animal Health Corp., Class A	1,558	31,814
Prestige Consumer Healthcare, Inc.†	3,838	232,775
Spectrum Pharmaceuticals, Inc.†	12,559	15,950
Supernus Pharmaceuticals, Inc.†	4,074	118,798
uniQure NV†	2,761	57,263
Vanda Pharmaceuticals, Inc.†	25,268	396,455
		4,858,747
Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	20,600	98,674
Arvinas, Inc.†	100	8,214
Endo International PLC†	17,900	67,304
		174,192
Medical-HMO — 0.1%
Magellan Health, Inc.†	1,783	169,367
Tivity Health, Inc.†	4,392	116,125
		285,492
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	9,513	126,618
Select Medical Holdings Corp.	8,118	238,669
Tenet Healthcare Corp.†	2,100	171,549
		536,836
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	4,221	354,395
Pennant Group, Inc.†	2,072	47,822
		402,217
Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,220	114,082
Joint Corp.†	1,104	72,522
LHC Group, Inc.†	2,575	353,367
ModivCare, Inc.†	1,144	169,644
		709,615
Medical-Wholesale Drug Distribution — 0.6%
AdaptHealth Corp.†	33,550	820,633
Covetrus, Inc.†	7,916	158,082
Owens & Minor, Inc.	10,880	473,280
		1,451,995
Metal Processors & Fabrication — 0.7%
AZZ, Inc.	3,003	166,036
Mueller Industries, Inc.	4,394	260,828
Proto Labs, Inc.†	2,113	108,502
Standex International Corp.	10,207	1,129,507
Tredegar Corp.	1,964	23,214
		1,688,087
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	713	16,755
Worthington Industries, Inc.	500	27,330
		44,085
Metal-Aluminum — 0.3%
Alcoa Corp.	3,100	184,698
Arconic Corp.†	11,057	364,992
Century Aluminum Co.†	3,866	64,021
Kaiser Aluminum Corp.	1,215	114,137
		727,848
Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	11,595	602,824
John Bean Technologies Corp.	2,433	373,612
		976,436
Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp., Class A†	19,100	317,824
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,398	102,314
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,600	233,450
Multimedia — 0.0%
E.W. Scripps Co., Class A	4,380	84,753
Networking Products — 0.4%
A10 Networks, Inc.	23,400	387,972
Extreme Networks, Inc.†	35,849	562,829
NETGEAR, Inc.†	2,242	65,489
		1,016,290

188

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	12,678	84,055
Office Furnishings-Original — 0.5%
HNI Corp.	8,237	346,366
Interface, Inc.	51,693	824,503
Steelcase, Inc., Class A	15,000	175,800
		1,346,669
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	8,265	195,881
Nabors Industries, Ltd.†	593	48,086
Patterson-UTI Energy, Inc.	25,878	218,669
		462,636
Oil Companies-Exploration & Production — 2.0%
Antero Resources Corp.†	14,200	248,500
Callon Petroleum Co.†	3,636	171,801
Civitas Resources, Inc.	5,521	270,363
CNX Resources Corp.†	15,100	207,625
Falcon Minerals Corp.	1,400	6,818
Laredo Petroleum, Inc.†	1,098	66,023
Magnolia Oil & Gas Corp., Class A	15,200	286,824
Matador Resources Co.	26,047	961,655
Oasis Petroleum, Inc.	2,450	308,676
Ovintiv, Inc.	16,700	562,790
PDC Energy, Inc.	15,060	734,627
Range Resources Corp.†	24,135	430,327
Ranger Oil Corp.†	1,615	43,476
SM Energy Co.	9,305	274,311
Southwestern Energy Co.†	77,750	362,315
Talos Energy, Inc.†	3,136	30,733
		4,966,864
Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	2,711	53,352
US Silica Holdings, Inc.†	5,712	53,693
		107,045
Oil Refining & Marketing — 0.2%
Delek US Holdings, Inc.†	31,345	469,861
Par Pacific Holdings, Inc.†	3,504	57,781
PBF Energy, Inc., Class A†	7,277	94,383
		622,025
Oil-Field Services — 0.6%
Archrock, Inc.	10,266	76,790
Bristow Group, Inc.†	1,775	56,214
ChampionX Corp.†	1,900	38,399
Core Laboratories NV	3,546	79,111
DMC Global, Inc.†	1,434	56,801
Helix Energy Solutions Group, Inc.†	10,865	33,899
MRC Global, Inc.†	14,300	98,384
National Energy Services Reunited Corp.†	3,200	30,240
NexTier Oilfield Solutions, Inc.†	20,700	73,485
NOW, Inc.†	49,369	421,611
Oceaneering International, Inc.†	9,245	104,561
Oil States International, Inc.†	10,702	53,189
ProPetro Holding Corp.†	14,093	114,153
RPC, Inc.†	5,453	24,757
Select Energy Services, Inc., Class A†	3,300	20,559
Solaris Oilfield Infrastructure, Inc., Class A	42,756	280,052
		1,562,205
Optical Supplies — 0.1%
STAAR Surgical Co.†	3,000	273,900
Paper & Related Products — 0.5%
Clearwater Paper Corp.†	1,678	61,532
Glatfelter Corp.	12,311	211,749
Mercer International, Inc.	3,086	37,001
Neenah, Inc.	14,218	658,009
Schweitzer-Mauduit International, Inc.	2,410	72,059
Sylvamo Corp.†	2,703	75,387
Verso Corp., Class A	3,100	83,762
		1,199,499
Pastoral & Agricultural — 0.7%
Darling Ingredients, Inc.†	26,182	1,814,151
Pharmacy Services — 0.5%
Option Care Health, Inc.†	42,800	1,217,232
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	989	94,499
Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	4,090	120,614
Printing-Commercial — 0.1%
Deluxe Corp.	3,264	104,807
Ennis, Inc.	7,100	138,663
		243,470
Private Corrections — 0.0%
CoreCivic, Inc.†	9,214	91,864
Professional Sports — 0.3%
Madison Square Garden Entertainment Corp.†	9,595	674,912
Protection/Safety — 0.1%
Alarm.com Holdings, Inc.†	3,528	299,210
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	10,900	175,490
Scholastic Corp.	2,333	93,227
		268,717
Publishing-Newspapers — 0.0%
Gannett Co, Inc.†	10,903	58,113
Publishing-Periodicals — 0.0%
Thryv Holdings, Inc.†	1,301	53,510
Real Estate Investment Trusts — 6.1%
Acadia Realty Trust	6,776	147,920
Agree Realty Corp.	7,995	570,523
Alexander & Baldwin, Inc.	9,212	231,129
American Assets Trust, Inc.	5,230	196,282
Apollo Commercial Real Estate Finance, Inc.	10,073	132,561
Apple Hospitality REIT, Inc.	11,100	179,265
Ares Commercial Real Estate Corp.	2,900	42,166
Armada Hoffler Properties, Inc.	4,711	71,701
ARMOUR Residential REIT, Inc.	6,870	67,395
Blackstone Mtg. Trust, Inc., Class A	5,700	174,534
Brandywine Realty Trust	13,109	175,923
Broadstone Net Lease, Inc.	4,400	109,208

189

CareTrust REIT, Inc.	9,933	226,770
Centerspace	1,894	210,045
Chatham Lodging Trust†	4,636	63,606
City Office REIT, Inc.	4,400	86,768
Community Healthcare Trust, Inc.	3,199	151,217
Corporate Office Properties Trust	4,400	123,068
DiamondRock Hospitality Co.†	21,334	205,020
DigitalBridge Group, Inc.†	10,300	85,799
Diversified Healthcare Trust	18,308	56,572
Douglas Emmett, Inc.	32,917	1,102,719
Easterly Government Properties, Inc.	8,698	199,358
EastGroup Properties, Inc.	1,050	239,242
Ellington Financial, Inc.	12,379	211,557
Equity LifeStyle Properties, Inc.	300	26,298
Essential Properties Realty Trust, Inc.	11,813	340,569
First Industrial Realty Trust, Inc.	2,725	180,395
Four Corners Property Trust, Inc.	11,475	337,480
Franklin BSP Realty Trust, Inc.	3,367	50,303
Franklin Street Properties Corp.	7,283	43,334
GEO Group, Inc.	9,386	72,742
Getty Realty Corp.	7,422	238,172
Gladstone Commercial Corp.	4,300	110,811
Global Medical REIT, Inc.	500	8,875
Global Net Lease, Inc.	7,936	121,262
Granite Point Mtg. Trust, Inc.	4,120	48,245
Healthcare Realty Trust, Inc.	3,600	113,904
Hersha Hospitality Trust†	2,530	23,200
Highwoods Properties, Inc.	900	40,131
Independence Realty Trust, Inc.	12,710	328,299
Industrial Logistics Properties Trust	5,010	125,500
Innovative Industrial Properties, Inc.	2,083	547,642
Invesco Mtg. Capital, Inc.	23,880	66,386
iStar, Inc.	5,322	137,467
Kite Realty Group Trust	8,128	177,028
KKR Real Estate Finance Trust, Inc.	9,701	202,072
Ladder Capital Corp.	8,300	99,517
Lexington Realty Trust	29,064	453,980
LTC Properties, Inc.	3,016	102,966
Mack-Cali Realty Corp.†	6,131	112,688
MFA Financial, Inc.	12,000	54,720
National Storage Affiliates Trust	5,000	346,000
New York Mtg. Trust, Inc.	29,054	108,081
NexPoint Residential Trust, Inc.	1,741	145,948
Office Properties Income Trust	3,710	92,156
Orion Office REIT, Inc.†	4,150	77,480
PennyMac Mtg. Investment Trust	7,431	128,779
Phillips Edison & Co., Inc.	3,100	102,424
Physicians Realty Trust	5,200	97,916
Piedmont Office Realty Trust, Inc., Class A	5,200	95,576
Plymouth Industrial REIT, Inc.	5,000	160,000
PotlatchDeltic Corp.	2,400	144,528
Ready Capital Corp.	6,110	95,499
Redwood Trust, Inc.	23,634	311,732
Retail Opportunity Investments Corp.	11,901	233,260
RLJ Lodging Trust	1,700	23,681
RPT Realty	6,457	86,395
Ryman Hospitality Properties, Inc.†	1,400	128,744
Sabra Health Care REIT, Inc.	3,200	43,328
Safehold, Inc.	1,083	86,478
Saul Centers, Inc.	999	52,967
Service Properties Trust	12,646	111,158
SITE Centers Corp.	17,053	269,949
STAG Industrial, Inc.	6,800	326,128
Summit Hotel Properties, Inc.†	9,954	97,151
Sunstone Hotel Investors, Inc.†	12,900	151,317
Tanger Factory Outlet Centers, Inc.	10,765	207,549
Terreno Realty Corp.	15,889	1,355,173
TPG RE Finance Trust, Inc.	4,700	57,904
Two Harbors Investment Corp.	26,344	152,005
UMH Properties, Inc.	2,700	73,791
Uniti Group, Inc.	18,084	253,357
Universal Health Realty Income Trust	982	58,400
Urstadt Biddle Properties, Inc., Class A	2,304	49,075
Washington Real Estate Investment Trust	6,483	167,586
Whitestone REIT	3,536	35,820
Xenia Hotels & Resorts, Inc.†	16,249	294,269
		15,445,938
Real Estate Management/Services — 0.3%
Cushman & Wakefield PLC†	6,200	137,888
Douglas Elliman, Inc.†	5,013	57,644
Marcus & Millichap, Inc.†	1,914	98,494
RE/MAX Holdings, Inc., Class A	1,447	44,119
Realogy Holdings Corp.†	19,031	319,911
		658,056
Real Estate Operations & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	49,574	1,183,827
McGrath RentCorp	10,039	805,730
St. Joe Co.	2,526	131,479
		2,121,036
Recycling — 0.1%
Harsco Corp.†	6,067	101,380
PureCycle Technologies, Inc.†	22,607	216,349
		317,729
Rental Auto/Equipment — 0.5%
Aaron's Co., Inc.	2,412	59,456
Custom Truck One Source, Inc.†	55,677	445,416
Herc Holdings, Inc.	2,025	317,014
PROG Holdings, Inc.†	6,500	293,215
Rent-A-Center, Inc.	4,633	222,569
		1,337,670
Resort/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	2,250	380,205
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	13,826	481,560
Boot Barn Holdings, Inc.†	2,268	279,077
Buckle, Inc.	2,250	95,198
Caleres, Inc.	2,931	66,475
Cato Corp., Class A	1,496	25,671
Chico's FAS, Inc.†	9,381	50,470
Children's Place, Inc.†	1,071	84,920
Designer Brands, Inc., Class A†	4,700	66,787
Genesco, Inc.†	1,088	69,817
Guess?, Inc.	7,986	189,108
Shoe Carnival, Inc.	1,341	52,406
Vera Bradley, Inc.†	1,955	16,637

190

Winmark Corp.	275	68,280
		1,546,406
Retail-Appliances — 0.0%
Conn's, Inc.†	1,468	34,527
Retail-Automobile — 0.8%
America's Car-Mart, Inc.†	466	47,719
Asbury Automotive Group, Inc.†	7,777	1,343,321
Group 1 Automotive, Inc.	1,737	339,097
Lithia Motors, Inc.	200	59,390
Rush Enterprises, Inc., Class A	1,200	66,768
Sonic Automotive, Inc., Class A	4,689	231,871
		2,088,166
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,741	171,184
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	2,766	18,836
Retail-Building Products — 0.1%
GMS, Inc.†	3,305	198,664
Retail-Computer Equipment — 0.0%
PC Connection, Inc.	843	36,359
Retail-Discount — 0.1%
Big Lots, Inc.	2,494	112,355
BJ's Wholesale Club Holdings, Inc.†	2,100	140,637
		252,992
Retail-Drug Store — 0.0%
OptimizeRx Corp.†	1,361	84,532
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,228	38,032
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	1,140	34,850
La-Z-Boy, Inc.	3,395	123,272
		158,122
Retail-Jewelry — 0.2%
Movado Group, Inc.	1,264	52,873
Signet Jewelers, Ltd.	5,564	484,235
		537,108
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,666	98,361
Retail-Misc./Diversified — 0.1%
PriceSmart, Inc.	1,843	134,852
Sally Beauty Holdings, Inc.†	8,659	159,845
		294,697
Retail-Office Supplies — 0.1%
ODP Corp.†	9,116	358,076
Retail-Pawn Shops — 0.0%
FirstCash Holdings, Inc.	1,300	97,253
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,604	40,517
Retail-Petroleum Products — 0.3%
Murphy USA, Inc.	2,625	523,005
World Fuel Services Corp.	4,839	128,088
		651,093
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	525	128,635
Macy's, Inc.	14,500	379,610
		508,245
Retail-Restaurants — 0.7%
BJ's Restaurants, Inc.†	1,785	61,672
Bloomin' Brands, Inc.†	18,921	396,963
Brinker International, Inc.†	3,479	127,297
Cheesecake Factory, Inc.†	3,717	145,520
Chuy's Holdings, Inc.†	1,517	45,692
Dave & Buster's Entertainment, Inc.†	2,957	113,549
Del Taco Restaurants, Inc.	17,300	215,385
Dine Brands Global, Inc.	1,319	99,993
El Pollo Loco Holdings, Inc.†	1,484	21,058
Fiesta Restaurant Group, Inc.†	1,313	14,456
Portillo's, Inc., Class A†	4,202	157,743
Red Robin Gourmet Burgers, Inc.†	1,204	19,902
Ruth's Hospitality Group, Inc.†	2,431	48,377
Shake Shack, Inc., Class A†	2,998	216,336
		1,683,943
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.	2,753	198,023
Zumiez, Inc.†	6,038	289,764
		487,787
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,051	22,407
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,576	71,556
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	11,900	313,565
Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†	7,602	425,028
Banc of California, Inc.	4,144	81,305
Berkshire Hills Bancorp, Inc.	3,727	105,959
Brookline Bancorp, Inc.	21,147	342,370
Capitol Federal Financial, Inc.	9,890	112,054
Flushing Financial Corp.	1,700	41,310
HomeTrust Bancshares, Inc.	2,900	89,842
Investors Bancorp, Inc.	22,970	347,995
Northfield Bancorp, Inc.	15,141	244,679
Northwest Bancshares, Inc.	9,695	137,281
OceanFirst Financial Corp.	36,476	809,767
Pacific Premier Bancorp, Inc.	7,228	289,337
People's United Financial, Inc.	2,806	50,003
Provident Financial Services, Inc.	5,916	143,285
Washington Federal, Inc.	7,000	233,660
WSFS Financial Corp.	5,016	251,402
		3,705,277
Schools — 0.2%
Adtalem Global Education, Inc.†	3,812	112,683
American Public Education, Inc.†	1,433	31,884
Coursera, Inc.†	1,092	26,688
Perdoceo Education Corp.†	18,470	217,207
Strategic Education, Inc.	1,734	100,295
		488,757

191

Security Services — 0.0%
Brink's Co.	1,000	65,570
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,100	101,222
MaxLinear, Inc.†	5,408	407,709
		508,931
Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc.†	26,452	957,033
Axcelis Technologies, Inc.†	2,552	190,277
Cohu, Inc.†	10,430	397,279
FormFactor, Inc.†	5,991	273,909
Kulicke & Soffa Industries, Inc.	4,747	287,383
Onto Innovation, Inc.†	3,775	382,143
Ultra Clean Holdings, Inc.†	3,439	197,261
Veeco Instruments, Inc.†	10,269	292,359
		2,977,644
Steel Pipe & Tube — 0.4%
Advanced Drainage Systems, Inc.	325	44,242
TimkenSteel Corp.†	3,150	51,975
Valmont Industries, Inc.	3,880	971,940
		1,068,157
Steel-Producers — 0.2%
Carpenter Technology Corp.	3,691	107,740
Cleveland-Cliffs, Inc.†	6,500	141,505
Commercial Metals Co.	5,200	188,708
Schnitzer Steel Industries, Inc., Class A	600	31,152
United States Steel Corp.	1,200	28,572
		497,677
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	9,747	155,270
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	10,887	837,972
Telecom Services — 0.4%
ATN International, Inc.	836	33,398
Consolidated Communications Holdings, Inc.†	5,522	41,304
Vonage Holdings Corp.†	40,740	846,985
		921,687
Telecommunication Equipment — 1.1%
ADTRAN, Inc.	3,729	85,133
Harmonic, Inc.†	7,857	92,398
Plantronics, Inc.†	29,650	869,931
Viavi Solutions, Inc.†	93,075	1,639,982
		2,687,444
Telephone-Integrated — 0.1%
Shenandoah Telecommunications Co.	3,827	97,589
Telephone & Data Systems, Inc.	7,568	152,495
		250,084
Television — 0.2%
AMC Networks, Inc., Class A†	7,739	266,531
Sinclair Broadcast Group, Inc., Class A	9,500	251,085
		517,616
Theaters — 0.2%
AMC Entertainment Holdings, Inc., Class A†	10,900	296,480
Cinemark Holdings, Inc.†	10,856	174,999
		471,479
Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	46,500	105,090
Anika Therapeutics, Inc.†	1,106	39,628
Sarepta Therapeutics, Inc.†	3,950	355,697
		500,415
Tobacco — 0.1%
Universal Corp.	1,885	103,524
Vector Group, Ltd.	10,025	115,087
		218,611
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	6,457	67,734
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,068	194,640
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,493	114,404
Transport-Marine — 0.0%
Dorian LPG, Ltd.	5,698	72,308
Transport-Services — 0.4%
Forward Air Corp.	2,065	250,051
Hub Group, Inc., Class A†	4,202	353,976
Matson, Inc.	3,220	289,897
		893,924
Transport-Truck — 0.5%
ArcBest Corp.	7,709	923,924
Heartland Express, Inc.	4,966	83,528
Marten Transport, Ltd.	4,575	78,507
Schneider National, Inc., Class B	1,200	32,292
Werner Enterprises, Inc.	900	42,894
		1,161,145
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	129,800	281,666
Veterinary Diagnostics — 0.1%
Heska Corp.†	820	149,642
Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd.†	1,700	69,581
USANA Health Sciences, Inc.†	4,469	452,263
		521,844
Water — 0.9%
American States Water Co.	9,954	1,029,641
California Water Service Group	4,030	289,596
Middlesex Water Co.	1,340	161,202
SJW Group	10,619	777,311
		2,257,750
Wire & Cable Products — 0.1%
Encore Wire Corp.	1,552	222,091
Insteel Industries, Inc.	1,487	59,198
		281,289
Wireless Equipment — 0.4%
CalAmp Corp.†	2,749	19,408
InterDigital, Inc.	2,350	168,330

192

Maxar Technologies, Inc.	26,520	783,136
		970,874
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	5,418	170,938
Total Common Stocks (cost $191,995,642)		246,629,872
EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P Small-Cap ETF (cost $2,028,077)	17,211	1,970,832
WARRANTS† — 0.0%
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026 (cost $0)	231	862
Total Long-Term Investment Securities (cost $194,023,719)		248,601,566

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04%(2)	2,173,504	2,173,721
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.04% due 05/19/2022(3)	$50,000	49,981
Total Short-Term Investment Securities (cost $2,223,767)		2,223,702
TOTAL INVESTMENTS (cost $196,247,486)	99.5%	250,825,268
Other assets less liabilities	0.5	1,289,413
NET ASSETS	100.0%	$252,114,681

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
13	Long	E-Mini Russell 2000 Index	March 2022	$1,434,081	$1,457,820	$23,739

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio's net assets as of  December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$7,995,586	$-	$10,208	$8,005,794
Other Industries	238,624,078	-	-	238,624,078
Exchange-Traded Funds	1,970,832	-	-	1,970,832
Warrants	862	-	-	862
Short-Term Investment Securities:
Registered Investment Companies	2,173,721	-	-	2,173,721
U.S. Government Treasuries	-	49,981	-	49,981
Total Investments at Value	$250,765,079	$49,981	$10,208	$250,825,268

Other Financial Instruments:†
Futures Contracts	$23,739	$-	$-	$23,739

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

193

Seasons Series Trust SA Multi-Managed International Equity Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.3%
Australia — 3.8%
Afterpay, Ltd.†	1,594	$96,268
Ampol, Ltd.	1,750	37,764
APA Group	8,662	63,399
Aristocrat Leisure, Ltd.	4,416	139,984
ASX, Ltd.	1,421	96,045
Aurizon Holdings, Ltd.	13,513	34,312
AusNet Services, Ltd.	13,953	26,089
Australia & New Zealand Banking Group, Ltd.	50,143	1,003,607
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	32,350	976,754
BlueScope Steel, Ltd.	3,699	56,246
Brambles, Ltd.	10,565	81,708
Challenger, Ltd.	53,977	256,439
Cochlear, Ltd.	483	75,946
Coles Group, Ltd.	9,775	127,586
Commonwealth Bank of Australia	13,000	955,273
Computershare, Ltd.	3,989	58,044
Crown Resorts, Ltd.†	2,734	23,790
CSL, Ltd.	3,335	705,397
Dexus†	7,896	63,881
Domino's Pizza Enterprises, Ltd.	445	38,213
Endeavour Group, Ltd.	9,847	48,287
Evolution Mining, Ltd.	13,430	39,670
Fortescue Metals Group, Ltd.	12,409	173,431
Goodman Group	12,183	234,889
GPT Group	14,037	55,352
IDP Education, Ltd.	1,530	38,571
IGO, Ltd.	156,731	1,307,920
Insurance Australia Group, Ltd.	18,097	56,089
Lendlease Corp., Ltd.	5,055	39,315
Macquarie Group, Ltd.	17,845	2,666,735
Magellan Financial Group, Ltd.	1,012	15,639
Medibank Private, Ltd.	20,218	49,277
Mirvac Group	28,907	61,201
National Australia Bank, Ltd.	24,130	506,309
Newcrest Mining, Ltd.	6,000	106,863
Northern Star Resources, Ltd.	8,114	55,550
Orica, Ltd.	2,987	29,751
Origin Energy, Ltd.	12,930	49,294
Qantas Airways, Ltd.†	6,785	24,732
QBE Insurance Group, Ltd.	10,830	89,431
Ramsay Health Care, Ltd.	1,344	69,915
REA Group, Ltd.	388	47,323
Reece, Ltd.	2,134	41,967
Rio Tinto, Ltd.	6,292	458,278
Santos, Ltd.	22,856	104,928
Scentre Group	244,491	562,099
SEEK, Ltd.	2,466	58,812
Sonic Healthcare, Ltd.	3,333	113,074
South32, Ltd.	215,745	629,431
Stockland	17,525	54,061
Suncorp Group, Ltd.	9,419	75,860
Sydney Airport†	9,708	61,307
Tabcorp Holdings, Ltd.	16,310	59,569
Telstra Corp., Ltd.	30,560	92,938
Transurban Group	22,335	224,573
Treasury Wine Estates, Ltd.	5,299	47,728
Vicinity Centres	28,407	34,928
Washington H. Soul Pattinson & Co., Ltd.	1,590	34,253
Wesfarmers, Ltd.	8,308	358,438
Westpac Banking Corp.	26,882	417,563
WiseTech Global, Ltd.	1,073	45,731
Woodside Petroleum, Ltd.	7,061	112,659
Woolworths Group, Ltd.	9,289	256,880
Worley, Ltd.	67,711	523,667
		15,051,033
Austria — 0.6%
Erste Group Bank AG	48,887	2,301,451
OMV AG	1,081	61,474
Raiffeisen Bank International AG	1,087	32,028
Verbund AG	500	56,299
voestalpine AG	852	31,040
		2,482,292
Belgium — 1.0%
Ageas SA/NV	1,260	65,342
Anheuser-Busch InBev SA NV	5,583	337,962
Elia Group SA	227	29,902
Etablissements Franz Colruyt NV	400	16,968
Groupe Bruxelles Lambert SA	829	92,645
KBC Group NV	1,832	157,389
Proximus SADP	1,117	21,797
Sofina SA	113	55,577
Solvay SA	544	63,297
UCB SA	15,872	1,813,351
Umicore SA	32,738	1,332,481
		3,986,711
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	5,000	31,837
Hongkong Land Holdings, Ltd.	8,600	44,720
Jardine Matheson Holdings, Ltd.	1,603	88,181
		164,738
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	189,019	378,038
Canada — 1.9%
Canadian National Railway Co.	12,062	1,481,634
Definity Financial Corp.†	5,867	136,964
Element Fleet Management Corp.	71,079	723,742
Magna International, Inc.	14,369	1,163,027
National Bank of Canada	16,334	1,245,307
Sun Life Financial, Inc.	23,683	1,318,250
Toronto-Dominion Bank	21,159	1,622,198
		7,691,122
Cayman Islands — 1.0%
Alibaba Group Holding, Ltd.†	32,724	498,988
Alibaba Group Holding, Ltd. ADR†	1,483	176,166
Budweiser Brewing Co. APAC, Ltd.*	12,600	33,045
China Mengniu Dairy Co., Ltd.	104,000	589,519
Chow Tai Fook Jewellery Group, Ltd.	14,600	26,251
CK Asset Holdings, Ltd.	14,860	93,667
CK Hutchison Holdings, Ltd.	19,860	128,112
ESR Cayman, Ltd.†*	14,600	49,337
Futu Holdings, Ltd. ADR†	374	16,194
Kingdee International Software Group Co., Ltd.†	229,000	704,837

194

Melco Resorts & Entertainment, Ltd. ADR†	1,574	16,023
Sands China, Ltd.†	18,000	41,921
Sea, Ltd. ADR†	1,006	225,052
SITC International Holdings Co., Ltd.	10,000	36,165
Tencent Holdings, Ltd.	16,800	984,186
WH Group, Ltd.*	61,000	38,254
Wharf Real Estate Investment Co., Ltd.	12,000	60,942
Xinyi Glass Holdings, Ltd.	13,000	32,510
XP, Inc., Class A†	10,534	302,747
		4,053,916
China — 0.2%
PICC Property & Casualty Co., Ltd.	532,000	434,603
Ping An Insurance Group Co. of China, Ltd.	40,000	288,039
		722,642
Denmark — 1.2%
Ambu A/S, Class B	1,230	32,576
AP Moller - Maersk A/S, Series A	23	76,690
AP Moller - Maersk A/S, Series B	42	150,780
Carlsberg A/S, Class B	737	127,440
Chr. Hansen Holding A/S	774	61,071
Coloplast A/S, Class B	872	153,653
Danske Bank A/S	5,064	87,565
Demant A/S†	793	40,682
DSV A/S	1,495	349,601
Genmab A/S†	481	193,665
GN Store Nord A/S	913	57,488
Novo Nordisk A/S, Class B	12,339	1,388,410
Novozymes A/S, Class B	1,505	123,772
Orsted A/S*	1,386	177,217
Pandora A/S	734	91,626
ROCKWOOL International A/S, Class B	61	26,708
Tryg A/S	2,643	65,346
Vestas Wind Systems A/S	56,334	1,724,849
		4,929,139
Finland — 0.9%
Elisa Oyj	1,044	64,327
Fortum Oyj	3,261	100,204
Kesko Oyj, Class B	2,005	66,974
Kone Oyj, Class B	2,491	178,782
Neste Oyj	3,100	153,032
Nokia Oyj†	39,508	250,718
Nordea Bank Abp	23,741	290,319
Orion Oyj, Class B	779	32,389
Sampo Oyj, Class A	26,918	1,350,269
Stora Enso Oyj, Class R	44,618	819,873
UPM-Kymmene Oyj	3,911	148,986
Wartsila Oyj Abp	3,475	48,900
		3,504,773
France — 8.4%
Accor SA†	1,247	40,391
Aeroports de Paris†	218	28,120
Air Liquide SA	8,328	1,453,692
Alstom SA	25,526	907,295
Amundi SA*	9,924	819,704
Arkema SA	451	63,592
AXA SA	73,235	2,183,253
BioMerieux	304	43,228
BNP Paribas SA	19,904	1,377,091
Bollore SA	6,489	36,348
Bouygues SA	1,677	60,123
Bureau Veritas SA	2,159	71,725
Capgemini SE	1,175	288,282
Carrefour SA	4,620	84,710
Cie de Saint-Gobain	3,707	261,117
Cie Generale des Etablissements Michelin SCA	1,242	203,831
CNP Assurances	1,260	31,201
Covivio	382	31,400
Credit Agricole SA	9,063	129,494
Danone SA	4,787	297,515
Dassault Aviation SA	184	19,901
Dassault Systemes SE	4,871	290,092
Edenred	1,829	84,480
Eiffage SA	610	62,823
Electricite de France SA	3,471	40,821
Engie SA	97,114	1,438,883
EssilorLuxottica SA	12,377	2,638,438
Eurazeo SE	291	25,444
Faurecia SE	861	41,004
Gecina SA	337	47,154
Getlink SE	3,230	53,542
Hermes International	232	405,707
Ipsen SA	4,166	381,811
Kering SA	1,402	1,128,337
Klepierre SA	1,489	35,345
L'Oreal SA	4,720	2,240,572
La Francaise des Jeux SAEM*	701	31,078
Legrand SA	18,311	2,145,163
LVMH Moet Hennessy Louis Vuitton SE	2,034	1,683,520
Orange SA	14,619	156,667
Orpea SA	380	38,115
Pernod Ricard SA	1,535	369,617
Publicis Groupe SA	1,671	112,624
Remy Cointreau SA	167	40,688
Renault SA†	1,411	49,068
Safran SA	7,659	938,770
Sanofi	27,322	2,755,377
Sartorius Stedim Biotech	203	111,490
Schneider Electric SE	17,117	3,360,848
SEB SA	203	31,640
Societe Generale SA	5,941	204,301
Sodexo SA	650	57,026
Suez SA	2,582	58,234
Teleperformance	2,000	892,584
Thales SA	783	66,680
TotalEnergies SE	43,504	2,210,492
Ubisoft Entertainment SA†	680	33,344
Valeo	1,686	51,021
Veolia Environnement SA	4,803	176,405
Vinci SA	3,941	416,871

195

Vivendi SE	5,685	76,956
Wendel SE	197	23,640
Worldline SA†*	1,744	97,311
		33,535,996
Germany — 9.4%
adidas AG	3,021	870,858
Allianz SE	3,021	714,193
BASF SE	16,883	1,187,491
Bayer AG	24,324	1,301,565
Bayerische Motoren Werke AG	17,076	1,720,336
Bayerische Motoren Werke AG (Preference Shares)	424	35,384
Bechtle AG	601	43,066
Beiersdorf AG	740	76,144
Brenntag SE	1,134	102,742
Carl Zeiss Meditec AG	295	62,083
Commerzbank AG†	7,355	56,011
Continental AG†	806	85,441
Covestro AG*	10,632	656,065
Daimler AG	22,132	1,703,084
Daimler Truck Holding AG†	27,116	996,842
Delivery Hero SE†*	1,187	132,437
Deutsche Bank AG†	15,144	189,966
Deutsche Boerse AG	1,392	233,123
Deutsche Lufthansa AG†	4,388	30,874
Deutsche Post AG	7,263	467,525
Deutsche Telekom AG	24,423	453,231
E.ON SE	16,451	228,349
Evonik Industries AG	1,540	49,916
Evotec SE†	9,690	468,863
Fresenius Medical Care AG & Co. KGaA	1,505	97,906
Fresenius SE & Co. KGaA	22,104	890,855
Fuchs Petrolub SE (Preference Shares)	510	23,179
GEA Group AG	1,126	61,649
Hannover Rueck SE	443	84,303
HeidelbergCement AG	1,090	73,862
HelloFresh SE†	1,210	93,042
Henkel AG & Co. KGaA	763	59,678
Henkel AG & Co. KGaA (Preference Shares)	1,308	105,939
Infineon Technologies AG	38,771	1,799,178
KION Group AG	10,231	1,123,798
Knorr-Bremse AG	13,774	1,362,739
LANXESS AG	610	37,849
LEG Immobilien SE	534	74,597
Merck KGaA	4,750	1,227,587
MTU Aero Engines AG	391	79,860
Muenchener Rueckversicherungs-Gesellschaft AG	7,139	2,117,279
Nemetschek SE	424	54,451
Porsche Automobil Holding SE (Preference Shares)	1,124	106,776
Puma SE	775	94,851
Rational AG	38	38,954
RWE AG	4,707	191,421
SAP SE	35,450	5,040,940
Sartorius AG (Preference Shares)	192	130,106
Scout24 SE*	642	44,893
Siemens AG	37,239	6,473,111
Siemens Energy AG†	2,934	75,125
Siemens Healthineers AG*	16,843	1,262,148
Stroeer SE & Co. KGaA	4,870	384,233
Symrise AG	943	139,891
Telefonica Deutschland Holding AG	7,643	21,240
Uniper SE	672	31,980
United Internet AG	712	28,323
Volkswagen AG	238	70,017
Volkswagen AG (Preference Shares)	1,360	274,803
Vonovia SE	5,406	298,504
Zalando SE†*	21,620	1,751,066
		37,691,722
Hong Kong — 2.2%
AIA Group, Ltd.	336,600	3,392,958
Beijing Enterprises Holdings, Ltd.	65,000	224,237
BOC Hong Kong Holdings, Ltd.	520,500	1,705,507
CLP Holdings, Ltd.	12,000	121,192
Galaxy Entertainment Group, Ltd.†	16,000	82,898
Hang Lung Properties, Ltd.	15,000	30,856
Hang Seng Bank, Ltd.	5,600	102,483
Henderson Land Development Co., Ltd.	11,062	47,099
Hong Kong & China Gas Co., Ltd.	82,533	128,496
Hong Kong Exchanges & Clearing, Ltd.	25,463	1,487,115
Link REIT	15,300	134,702
MTR Corp., Ltd.	11,500	61,721
New World Development Co., Ltd.	11,000	43,520
Power Assets Holdings, Ltd.	10,000	62,327
Sino Land Co., Ltd.	24,000	29,886
Sun Hung Kai Properties, Ltd.	9,500	115,254
Swire Pacific, Ltd., Class A	3,500	19,907
Swire Properties, Ltd.	8,600	21,551
Techtronic Industries Co., Ltd.	57,000	1,134,510
		8,946,219
India — 0.4%
HDFC Bank, Ltd. ADR	15,161	986,526
Housing Development Finance Corp., Ltd.	16,061	558,949
		1,545,475
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,437,300	736,172
Ireland — 0.4%
CRH PLC	5,708	302,313
DCC PLC	7,318	599,269
Flutter Entertainment PLC†	1,221	193,225
James Hardie Industries PLC CDI	3,262	131,242
Kerry Group PLC, Class A	1,166	150,338
Kingspan Group PLC	1,129	134,963
Smurfit Kappa Group PLC	1,803	99,434
		1,610,784

196

Isle of Man — 0.0%
Entain PLC†	4,298	97,910
Israel — 0.5%
Azrieli Group, Ltd.	312	29,805
Bank Hapoalim BM	8,340	86,111
Bank Leumi Le-Israel BM	10,646	114,543
Check Point Software Technologies, Ltd.†	739	86,138
CyberArk Software, Ltd.†	284	49,211
Elbit Systems, Ltd.	195	33,807
Fiverr International, Ltd.†	200	22,740
ICL Group, Ltd.	5,185	50,050
Inmode, Ltd.†	400	28,232
Israel Discount Bank, Ltd., Class A	8,546	57,561
Kornit Digital, Ltd.†	300	45,675
Mizrahi Tefahot Bank, Ltd.	1,031	39,795
NICE, Ltd.†	463	141,732
NICE, Ltd. ADR†	3,804	1,154,894
Teva Pharmaceutical Industries, Ltd. ADR†	8,035	64,360
Wix.com, Ltd.†	378	59,645
		2,064,299
Italy — 1.8%
Amplifon SpA	914	49,376
Assicurazioni Generali SpA	8,110	172,015
Atlantia SpA†	3,637	72,276
DiaSorin SpA	185	35,269
Enel SpA	59,598	478,087
Eni SpA	18,494	257,297
FinecoBank Banca Fineco SpA	73,317	1,288,381
Infrastrutture Wireless Italiane SpA*	2,467	29,997
Intesa Sanpaolo SpA	878,173	2,273,544
Mediobanca Banca di Credito Finanziario SpA	4,560	52,487
Moncler SpA	12,526	912,979
Nexi SpA†*	3,430	54,632
Poste Italiane SpA*	3,836	50,398
Prysmian SpA	23,503	885,963
Recordati Industria Chimica e Farmaceutica SpA	768	49,402
Snam SpA	14,804	89,328
Telecom Italia SpA	73,151	36,161
Telecom Italia SpA (RSP)	582,217	276,940
Terna SpA	10,329	83,658
UniCredit SpA	15,618	240,827
		7,389,017
Japan — 20.8%
Advantest Corp.	1,500	142,137
Aeon Co., Ltd.	4,800	113,042
AGC, Inc.	1,400	66,817
Aisin Corp.	1,100	42,172
Ajinomoto Co., Inc.	3,400	103,363
ANA Holdings, Inc.†	1,200	25,084
Asahi Group Holdings, Ltd.	3,300	128,351
Asahi Intecc Co., Ltd.	1,600	34,370
Asahi Kasei Corp.	69,200	650,310
Astellas Pharma, Inc.	106,400	1,730,168
Azbil Corp.	900	40,998
Bandai Namco Holdings, Inc.	1,500	117,282
Benefit One, Inc.	600	25,741
Bridgestone Corp.	48,700	2,095,247
Brother Industries, Ltd.	1,700	32,676
Canon, Inc.	7,300	177,756
Capcom Co., Ltd.	1,300	30,604
Central Japan Railway Co.	4,700	626,980
Chiba Bank, Ltd.	3,900	22,343
Chubu Electric Power Co., Inc.	4,700	49,521
Chugai Pharmaceutical Co., Ltd.	4,900	159,102
Concordia Financial Group, Ltd.	8,000	29,071
Cosmos Pharmaceutical Corp.	156	22,960
CyberAgent, Inc.	54,004	898,580
Dai Nippon Printing Co., Ltd.	1,600	40,240
Dai-ichi Life Holdings, Inc.	7,400	149,602
Daifuku Co., Ltd.	9,648	788,413
Daiichi Sankyo Co., Ltd.	12,800	325,480
Daikin Industries, Ltd.	6,900	1,564,992
Daito Trust Construction Co., Ltd.	500	57,246
Daiwa House Industry Co., Ltd.	4,200	120,782
Daiwa House REIT Investment Corp.	16	48,474
Daiwa Securities Group, Inc.	10,600	59,778
Denso Corp.	11,200	927,800
Dentsu Group, Inc.	1,600	57,029
Disco Corp.	4,600	1,405,633
East Japan Railway Co.	2,200	135,274
Eisai Co., Ltd.	1,700	96,520
Electric Power Development Co., Ltd.	20,500	272,133
ENEOS Holdings, Inc.	22,450	83,980
FANUC Corp.	1,400	296,723
Fast Retailing Co., Ltd.	400	227,106
Fuji Electric Co., Ltd.	900	49,135
FUJIFILM Holdings Corp.	2,600	192,711
Fujitsu, Ltd.	1,400	240,129
GLP J-REIT	31	53,603
GMO Payment Gateway, Inc.	300	37,425
Hakuhodo DY Holdings, Inc.	1,700	28,316
Hamamatsu Photonics KK	11,100	708,285
Hankyu Hanshin Holdings, Inc.	1,700	48,253
Hikari Tsushin, Inc.	200	30,792
Hino Motors, Ltd.	2,100	17,307
Hirose Electric Co., Ltd.	225	37,829
Hitachi Construction Machinery Co., Ltd.	800	23,124
Hitachi Metals, Ltd.†	1,600	29,641
Hitachi, Ltd.	7,100	384,534
Honda Motor Co., Ltd.	22,100	620,560
Hoshizaki Corp.	400	30,079
Hoya Corp.	2,700	401,608
Hulic Co., Ltd.	2,800	26,581
Ibiden Co., Ltd.	800	47,570
Idemitsu Kosan Co., Ltd.	1,579	40,316
Iida Group Holdings Co., Ltd.	1,100	25,590
Inpex Corp.	7,500	65,331
Isuzu Motors, Ltd.	4,300	53,493
Ito En, Ltd.	419	22,001
ITOCHU Corp.	8,700	266,075
Itochu Techno-Solutions Corp.	700	22,516
Japan Airlines Co., Ltd.†	1,100	21,000

197

Japan Exchange Group, Inc.	3,700	80,993
Japan Metropolitan Fund Investment Corp.	51	43,937
Japan Post Bank Co., Ltd.	3,000	27,515
Japan Post Holdings Co., Ltd.	18,000	140,332
Japan Post Insurance Co., Ltd.	1,500	24,124
Japan Real Estate Investment Corp.	9	51,091
Japan Tobacco, Inc.	8,800	177,675
JFE Holdings, Inc.	3,600	45,912
JSR Corp.	1,500	57,050
Kajima Corp.	3,300	37,897
Kakaku.com, Inc.	1,000	26,689
Kansai Electric Power Co., Inc.	5,200	48,551
Kansai Paint Co., Ltd.	1,300	28,254
Kao Corp.	3,500	183,139
KDDI Corp.	42,700	1,248,000
Keio Corp.	800	35,260
Keisei Electric Railway Co., Ltd.	1,000	27,036
Keyence Corp.	4,200	2,639,103
Kikkoman Corp.	1,100	92,472
Kintetsu Group Holdings Co., Ltd.†	1,300	36,334
Kirin Holdings Co., Ltd.	28,200	452,798
Kobayashi Pharmaceutical Co., Ltd.	399	31,357
Kobe Bussan Co., Ltd.	964	37,335
Koei Tecmo Holdings Co, Ltd.	390	15,342
Koito Manufacturing Co., Ltd.	800	42,354
Komatsu, Ltd.	6,400	149,860
Konami Holdings Corp.	700	33,591
Kose Corp.	240	27,228
Kubota Corp.	54,600	1,212,041
Kurita Water Industries, Ltd.	700	33,226
Kyocera Corp.	2,400	149,950
Kyowa Kirin Co., Ltd.	2,000	54,508
Lasertec Corp.†	590	181,006
Lawson, Inc.	400	18,952
Lion Corp.	1,600	21,379
LIXIL Corp.	2,000	53,290
M3, Inc.	3,200	161,154
Makita Corp.	1,600	67,920
Marubeni Corp.	11,500	111,921
Mazda Motor Corp.†	4,200	32,313
McDonald's Holdings Co. Japan, Ltd.	600	26,550
Medipal Holdings Corp.	1,300	24,355
MEIJI Holdings Co., Ltd.	900	53,673
Mercari, Inc.†	800	40,755
Minebea Mitsumi, Inc.	2,700	76,637
MISUMI Group, Inc.	26,100	1,070,955
Mitsubishi Chemical Holdings Corp.	9,400	69,624
Mitsubishi Corp.	27,700	879,426
Mitsubishi Electric Corp.	96,700	1,226,088
Mitsubishi Estate Co., Ltd.	8,700	120,596
Mitsubishi Gas Chemical Co., Inc.	1,200	20,322
Mitsubishi HC Capital, Inc.	59,900	296,298
Mitsubishi Heavy Industries, Ltd.	2,400	55,478
Mitsubishi UFJ Financial Group, Inc.	560,100	3,042,741
Mitsui & Co., Ltd.	11,400	269,911
Mitsui Chemicals, Inc.	1,400	37,608
Mitsui Fudosan Co., Ltd.	49,700	984,451
Miura Co., Ltd.	686	23,616
Mizuho Financial Group, Inc.	17,640	224,353
MonotaRO Co., Ltd.	1,800	32,438
MS&AD Insurance Group Holdings, Inc.	3,300	101,814
Murata Manufacturing Co., Ltd.	31,100	2,475,725
Nabtesco Corp.	36,300	1,074,515
NEC Corp.	1,800	83,091
Nexon Co., Ltd.	3,600	69,603
NGK Insulators, Ltd.	1,900	32,110
Nidec Corp.	3,300	387,864
Nihon M&A Center Holdings, Inc.	2,240	54,934
Nintendo Co., Ltd.	800	373,120
Nippon Building Fund, Inc.	11	64,070
Nippon Express Co., Ltd.	600	35,547
Nippon Paint Holdings Co., Ltd.	5,200	56,688
Nippon Prologis REIT, Inc.	15	53,073
Nippon Sanso Holdings Corp.	1,100	24,031
Nippon Shinyaku Co., Ltd.	400	27,854
Nippon Steel Corp.	6,300	102,882
Nippon Telegraph & Telephone Corp.	86,300	2,363,253
Nippon Yusen KK	1,200	91,385
Nissan Chemical Corp.	900	52,265
Nissan Motor Co., Ltd.†	17,000	82,140
Nisshin Seifun Group, Inc.	1,500	21,620
Nissin Foods Holdings Co., Ltd.	500	36,469
Nitori Holdings Co., Ltd.	600	89,846
Nitto Denko Corp.	1,000	77,284
Nomura Holdings, Inc.	22,500	98,133
Nomura Real Estate Holdings, Inc.	900	20,710
Nomura Real Estate Master Fund, Inc.	31	43,604
Nomura Research Institute, Ltd.	2,500	107,255
NTT Data Corp.	73,800	1,582,116
Obayashi Corp.	4,800	37,138
OBIC Co., Ltd.	500	93,889
Odakyu Electric Railway Co., Ltd.	2,200	40,852
Oji Holdings Corp.	6,000	29,053
Olympus Corp.	8,100	186,568
Omron Corp.	7,000	697,383
Ono Pharmaceutical Co., Ltd.	2,700	67,036
Open House Group Co., Ltd.	600	31,401
Oracle Corp. Japan	300	22,794
Oriental Land Co., Ltd.	1,500	252,912
ORIX Corp.	9,000	183,669
Orix JREIT, Inc.	19	29,698
Osaka Gas Co., Ltd.	2,800	46,273
Otsuka Corp.	800	38,181
Otsuka Holdings Co., Ltd.	18,700	677,739
Pan Pacific International Holdings Corp.	3,000	41,389
Panasonic Corp.	72,700	799,491
Persol Holdings Co., Ltd.	1,301	37,776
Pola Orbis Holdings, Inc.	7,644	127,389
Rakuten Group, Inc.†	6,400	64,206
Recruit Holdings Co., Ltd.	53,900	3,266,894
Renesas Electronics Corp.†	41,221	509,932
Resona Holdings, Inc.	15,100	58,730
Ricoh Co., Ltd.	4,900	45,622
Rinnai Corp.	300	27,071
Rohm Co., Ltd.	600	54,612

198

Ryohin Keikaku Co., Ltd.	1,900	28,972
Santen Pharmaceutical Co., Ltd.	2,600	31,802
SBI Holdings, Inc.	1,800	49,057
SCSK Corp.	1,124	22,367
Secom Co., Ltd.	1,500	104,138
Seiko Epson Corp.	2,100	37,808
Sekisui Chemical Co., Ltd.	48,800	815,384
Sekisui House, Ltd.	4,500	96,588
Seven & i Holdings Co., Ltd.	28,600	1,257,077
SG Holdings Co., Ltd.	2,344	54,876
Sharp Corp.	1,600	18,374
Shimadzu Corp.	1,700	71,751
Shimano, Inc.	500	133,270
Shimizu Corp.	4,100	25,413
Shin-Etsu Chemical Co., Ltd.	2,600	450,248
Shionogi & Co., Ltd.	1,900	134,204
Shiseido Co., Ltd.	2,900	161,702
Shizuoka Bank, Ltd.	3,300	23,582
SMC Corp.	3,600	2,428,271
SoftBank Corp.	21,100	266,800
SoftBank Group Corp.	16,900	798,353
Sohgo Security Services Co., Ltd.	500	19,864
Sompo Holdings, Inc.	2,300	97,155
Sony Group Corp.	44,400	5,587,151
Square Enix Holdings Co., Ltd.	600	30,775
Stanley Electric Co., Ltd.	15,900	397,949
Subaru Corp.	4,500	80,470
SUMCO Corp.	2,412	49,255
Sumitomo Chemical Co., Ltd.	10,900	51,359
Sumitomo Corp.	48,800	721,415
Sumitomo Dainippon Pharma Co., Ltd.	1,300	14,974
Sumitomo Electric Industries, Ltd.	5,500	71,697
Sumitomo Metal Mining Co., Ltd.	1,800	68,069
Sumitomo Mitsui Financial Group, Inc.	9,600	329,069
Sumitomo Mitsui Trust Holdings, Inc.	14,100	471,062
Sumitomo Realty & Development Co., Ltd.	2,300	67,642
Sumitomo Rubber Industries, Ltd.	18,400	187,471
Suntory Beverage & Food, Ltd.	1,000	36,164
Suzuki Motor Corp.	15,600	600,647
Sysmex Corp.	1,200	162,219
T&D Holdings, Inc.	3,900	49,907
Taisei Corp.	1,400	42,537
Taisho Pharmaceutical Holdings Co., Ltd.	300	13,796
Takeda Pharmaceutical Co., Ltd.	11,600	316,345
TDK Corp.	2,900	113,197
TechnoPro Holdings, Inc.	24,500	743,328
Terumo Corp.	38,500	1,626,619
THK Co., Ltd.	10,700	257,942
TIS, Inc.	1,652	49,188
Tobu Railway Co., Ltd.	1,400	31,912
Toho Co., Ltd.	800	34,252
Tokio Marine Holdings, Inc.	46,400	2,578,360
Tokyo Century Corp.	300	14,553
Tokyo Electric Power Co. Holdings, Inc.†	11,200	28,918
Tokyo Electron, Ltd.	3,000	1,728,593
Tokyo Gas Co., Ltd.	2,800	50,192
Tokyu Corp.	3,700	49,149
Toppan, Inc.	1,900	35,612
Toray Industries, Inc.	10,200	60,457
Toshiba Corp.	3,000	123,359
Tosoh Corp.	8,300	123,097
TOTO, Ltd.	1,000	45,988
Toyo Suisan Kaisha, Ltd.	700	29,666
Toyota Industries Corp.	1,100	87,881
Toyota Motor Corp.	275,600	5,044,561
Toyota Tsusho Corp.	1,600	73,720
Trend Micro, Inc.†	1,000	55,551
Tsuruha Holdings, Inc.	287	27,545
Unicharm Corp.	3,000	130,375
USS Co., Ltd.	1,600	24,981
Welcia Holdings Co., Ltd.	10,800	337,060
West Japan Railway Co.	1,600	66,904
Yakult Honsha Co., Ltd.	900	46,944
Yamaha Corp.	1,000	49,292
Yamaha Motor Co., Ltd.	2,200	52,767
Yamato Holdings Co., Ltd.	2,100	49,346
Yaskawa Electric Corp.	18,100	887,455
Yokogawa Electric Corp.	1,700	30,651
Z Holdings Corp.	105,400	611,527
ZOZO, Inc.	930	29,025
		83,018,143
Jersey — 0.6%
Amcor PLC CDI	38,097	457,893
Experian PLC	6,756	332,131
Ferguson PLC	1,629	288,956
Glencore PLC	73,172	371,358
WPP PLC	71,220	1,079,196
		2,529,534
Luxembourg — 0.2%
ArcelorMittal SA	4,919	157,620
Aroundtown SA	7,335	44,427
Eurofins Scientific SE	980	121,391
InPost SA†	1,468	17,713
Samsonite International SA†*	122,700	249,254
Tenaris SA	3,467	36,353
		626,758
Netherlands — 5.3%
Aalberts NV	16,034	1,063,519
ABN AMRO Bank NV CVA*	3,105	45,659
Adyen NV†*	145	381,588
Aegon NV	13,096	65,499
Airbus SE†	4,320	552,622
Akzo Nobel NV	18,810	2,066,565
Argenx SE†	336	120,614
ASM International NV	343	151,789
ASML Holding NV	10,025	8,065,891
CNH Industrial NV	7,498	145,718
Davide Campari-Milano NV	3,838	56,171
Euronext NV*	628	65,242
EXOR NV	796	71,557
Ferrari NV	924	239,324

199

Heineken Holding NV	846	78,161
Heineken NV	1,899	213,736
IMCD NV	418	92,656
ING Groep NV	125,119	1,743,848
JDE Peet's NV	736	22,708
Just Eat Takeaway.com NV†*	1,321	72,897
Koninklijke Ahold Delhaize NV	7,663	262,907
Koninklijke DSM NV	1,281	288,767
Koninklijke KPN NV	24,684	76,720
Koninklijke Philips NV	33,946	1,266,286
NN Group NV	1,980	107,324
NXP Semiconductors NV	5,957	1,356,885
Prosus NV	6,838	572,436
QIAGEN NV†	1,677	93,535
Randstad NV	878	60,016
Stellantis NV (Euronext Paris)	40,045	760,370
Stellantis NV (Borsa Italiana)	14,909	283,226
STMicroelectronics NV	5,004	247,081
Universal Music Group NV	5,315	149,947
Wolters Kluwer NV	1,960	231,179
		21,072,443
New Zealand — 0.3%
Auckland International Airport, Ltd.†	9,190	48,466
Fisher & Paykel Healthcare Corp., Ltd.	4,232	94,955
Mercury NZ, Ltd.	5,001	20,962
Meridian Energy, Ltd.	9,405	31,241
Ryman Healthcare, Ltd.	3,120	26,177
Spark New Zealand, Ltd.	13,707	42,433
Xero, Ltd.†	8,692	894,447
		1,158,681
Norway — 1.7%
Adevinta ASA†	1,882	25,068
Aker BP ASA	924	28,497
DNB Bank ASA	107,262	2,460,319
Equinor ASA	111,638	2,990,434
Gjensidige Forsikring ASA	1,468	35,673
Mowi ASA	3,227	76,474
Norsk Hydro ASA	9,873	77,939
Orkla ASA	5,514	55,324
Schibsted ASA, Class A	537	20,738
Schibsted ASA, Class B	715	24,113
Storebrand ASA	84,121	845,551
Telenor ASA	5,137	80,848
Yara International ASA	1,213	61,294
		6,782,272
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	20,341	111,901
Galp Energia SGPS SA	3,680	35,696
Jeronimo Martins SGPS SA	2,075	47,484
		195,081
Singapore — 0.8%
Ascendas Real Estate Investment Trust	24,600	53,851
CapitaLand Integrated Commercial Trust	35,592	53,879
Capitaland Investment, Ltd.†	19,300	48,837
City Developments, Ltd.	3,000	15,160
DBS Group Holdings, Ltd.	33,700	816,742
Genting Singapore, Ltd.	44,400	25,534
Keppel Corp., Ltd.	10,700	40,653
Mapletree Commercial Trust	15,800	23,215
Mapletree Logistics Trust	22,811	32,162
Oversea-Chinese Banking Corp., Ltd.	24,800	209,795
Singapore Airlines, Ltd.†	9,800	36,288
Singapore Exchange, Ltd.	5,900	40,717
Singapore Technologies Engineering, Ltd.	11,400	31,808
Singapore Telecommunications, Ltd.	60,610	104,345
United Overseas Bank, Ltd.	51,700	1,032,005
UOL Group, Ltd.	3,400	17,888
Venture Corp., Ltd.	2,048	27,827
Wilmar International, Ltd.	234,800	721,336
		3,332,042
South Korea — 1.1%
KT Corp.†	12,236	314,971
NAVER Corp.	2,117	674,057
Samsung Electronics Co., Ltd.	35,041	2,308,063
Samsung SDI Co., Ltd.†	2,007	1,105,855
		4,402,946
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	1,801	48,329
Aena SME SA†*	551	87,071
Amadeus IT Group SA†	10,218	693,803
Banco Bilbao Vizcaya Argentaria SA	209,717	1,253,504
Banco Santander SA	127,065	425,383
CaixaBank SA	32,547	89,450
Cellnex Telecom SA*	17,103	996,565
EDP Renovaveis SA	2,116	52,758
Enagas SA	1,827	42,433
Endesa SA	2,332	53,631
Ferrovial SA	3,558	111,640
Grifols SA	2,190	42,075
Iberdrola SA	234,096	2,774,454
Industria de Diseno Textil SA	46,706	1,517,076
Naturgy Energy Group SA	1,424	46,416
Red Electrica Corp. SA	3,178	68,835
Repsol SA	10,633	126,335
Siemens Gamesa Renewable Energy SA†	1,750	41,979
Telefonica SA	40,064	175,703
		8,647,440
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	19,500	19,131
HKT Trust & HKT, Ltd.	28,000	37,633

200

Unibail-Rodamco-Westfield†	915	64,191
		120,955
Sweden — 2.2%
Alfa Laval AB	2,305	92,953
Assa Abloy AB, Class B	7,344	224,476
Atlas Copco AB, Class A	4,921	340,803
Atlas Copco AB, Class B	2,859	168,385
Boliden AB	2,008	77,776
Electrolux AB, Class B	1,656	40,226
Elekta AB, Series B	39,083	495,447
Embracer Group AB†	3,474	37,104
Epiroc AB, Class A	4,829	122,486
Epiroc AB, Class B	2,864	60,759
EQT AB	2,168	118,282
Essity AB, Class B	4,459	145,768
Evolution AB*	1,261	179,489
Fastighets AB Balder, Class B†	772	55,686
Getinge AB, Class B	1,676	73,282
Hennes & Mauritz AB, Class B	5,362	105,671
Hexagon AB, Class B	14,436	229,492
Husqvarna AB, Class B	3,072	49,244
ICA Gruppen AB	738	43,645
Industrivarden AB, Class A	979	31,246
Industrivarden AB, Class C	1,172	36,848
Investment AB Latour, Class B	1,087	44,352
Investor AB, Class A	3,654	96,484
Investor AB, Class B	13,350	336,476
Kinnevik AB, Class B†	1,776	63,434
L E Lundbergforetagen AB, Class B	558	31,370
Lifco AB	1,708	51,167
Lundin Energy AB	1,469	52,753
Nibe Industrier AB, Class B	10,452	158,176
Sagax AB Class B	1,180	39,829
Sandvik AB	33,818	945,356
Securitas AB, Class B	2,299	31,714
Sinch AB†*	3,827	48,747
Skandinaviska Enskilda Banken AB, Class A	11,926	166,097
Skanska AB, Class B	2,498	64,743
SKF AB, Class B	2,802	66,513
Svenska Cellulosa AB SCA, Class B	4,448	79,128
Svenska Handelsbanken AB, Class A	165,667	1,794,136
Swedbank AB, Class A	6,636	133,730
Swedish Match AB	11,599	92,446
Tele2 AB, Class B	3,677	52,533
Telefonaktiebolaget LM Ericsson, Class B	122,370	1,351,376
Telia Co. AB	19,515	76,462
Volvo AB, Class A	1,472	34,633
Volvo AB, Class B	10,476	243,055
		8,783,778
Switzerland — 9.8%
ABB, Ltd.	45,581	1,745,804
Adecco Group AG	1,138	58,199
Alcon, Inc.	22,140	1,961,791
Bachem Holding AG	45	35,360
Baloise Holding AG	340	55,634
Barry Callebaut AG	245	595,830
Chocoladefabriken Lindt & Spruengli AG	1	134,109
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	99	1,372,224
Cie Financiere Richemont SA	11,067	1,663,329
Clariant AG	1,584	33,029
Coca-Cola HBC AG	1,472	50,907
Credit Suisse Group AG	19,424	189,124
EMS-Chemie Holding AG	51	57,146
Geberit AG	263	215,087
Givaudan SA	68	357,612
Holcim, Ltd.	3,836	195,799
Julius Baer Group, Ltd.	13,311	893,730
Kuehne & Nagel International AG	398	128,590
Logitech International SA	1,271	107,237
Lonza Group AG	1,571	1,313,075
Nestle SA	83,409	11,665,543
Novartis AG	36,522	3,217,720
Partners Group Holding AG	166	275,543
Roche Holding AG	235	105,430
Roche Holding AG (Participation Certificate)	19,216	7,994,716
Schindler Holding AG (Participation Certificate)	298	80,289
Schindler Holding AG	148	39,696
SGS SA	44	147,134
Sika AG	3,722	1,553,012
Sonova Holding AG	401	157,460
Straumann Holding AG	76	161,558
Swatch Group AG (TRQX)	386	22,642
Swatch Group AG (XEGT)	212	64,912
Swiss Life Holding AG	231	141,713
Swiss Prime Site AG	558	54,900
Swiss Re AG	2,210	218,914
Swisscom AG	190	107,303
Temenos AG	492	68,060
UBS Group AG	25,773	464,435
VAT Group AG*	198	98,739
Vifor Pharma AG	358	63,746
Zurich Insurance Group AG	3,344	1,469,422
		39,336,503
Taiwan — 1.2%
Largan Precision Co., Ltd.	3,000	267,286
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	4,645,787
		4,913,073
United Kingdom — 16.6%
3i Group PLC	7,131	139,860
Abrdn PLC	16,010	52,204
Admiral Group PLC	1,417	60,551
Anglo American PLC	9,469	386,554
Antofagasta PLC	89,892	1,628,597
Ashtead Group PLC	17,224	1,385,291
ASOS PLC†	17,052	551,860
Associated British Foods PLC	2,615	71,074

201

AstraZeneca PLC	35,311	4,147,668
AstraZeneca PLC ADR	22,986	1,338,935
Auto Trader Group PLC*	7,025	70,364
AVEVA Group PLC	884	40,730
Aviva PLC	127,085	705,953
BAE Systems PLC	23,566	175,374
Barclays PLC	819,696	2,074,764
Barratt Developments PLC	7,476	75,691
Berkeley Group Holdings PLC	824	53,257
BHP Group PLC	44,646	1,329,171
BP PLC	147,437	659,557
Bridgepoint Group PLC†*	61,563	410,810
British American Tobacco PLC	15,973	590,990
British Land Co. PLC	6,463	46,452
BT Group PLC	65,410	150,112
Bunzl PLC	42,040	1,641,658
Burberry Group PLC	44,736	1,100,540
Close Brothers Group PLC	12,207	231,980
Coca-Cola Europacific Partners PLC	1,499	83,839
Compass Group PLC†	59,234	1,323,709
Croda International PLC	11,113	1,522,250
Diageo PLC	81,861	4,472,007
Direct Line Insurance Group PLC	98,766	372,980
Dr. Martens PLC†	71,026	411,467
Evraz PLC	3,748	30,520
GlaxoSmithKline PLC	144,533	3,143,034
GlaxoSmithKline PLC ADR	19,625	865,463
Great Portland Estates PLC	57,423	565,837
Halma PLC	2,782	120,498
Hargreaves Lansdown PLC	2,612	47,906
Hikma Pharmaceuticals PLC	1,271	38,175
HSBC Holdings PLC	149,674	908,926
Imperial Brands PLC	6,935	151,739
Informa PLC†	11,035	77,162
InterContinental Hotels Group PLC†	1,345	87,039
Intertek Group PLC	1,185	90,303
J Sainsbury PLC	12,814	47,836
JD Sports Fashion PLC	18,935	55,821
Johnson Matthey PLC	23,987	664,287
Kingfisher PLC	557,351	2,552,143
Land Securities Group PLC	5,171	54,342
Legal & General Group PLC	43,745	176,153
Lloyds Banking Group PLC	1,559,713	1,009,129
London Stock Exchange Group PLC	2,410	226,060
M&G PLC	19,087	51,541
Meggitt PLC†	45,254	452,051
Melrose Industries PLC	393,019	850,621
Mondi PLC	3,565	88,112
National Grid PLC	215,957	3,097,886
NatWest Group PLC	42,206	128,938
Next PLC	7,658	844,787
Ocado Group PLC†	17,095	388,271
Pearson PLC	5,552	46,081
Persimmon PLC	20,663	798,778
Phoenix Group Holdings PLC	4,768	42,156
Prudential PLC	80,451	1,387,860
Reckitt Benckiser Group PLC	32,622	2,800,342
RELX PLC	60,882	1,979,412
Rentokil Initial PLC	13,624	107,694
Rio Tinto PLC	8,230	544,955
Rolls-Royce Holdings PLC†	61,314	101,980
Royal Dutch Shell PLC, Class A (LSE)	30,052	659,698
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	160,976	3,538,965
Royal Dutch Shell PLC, Class B	26,980	592,481
Royal Dutch Shell PLC, Class B ADR	11,333	491,286
Sage Group PLC	7,721	89,103
Schroders PLC	913	43,994
Segro PLC	8,795	171,008
Severn Trent PLC	1,834	73,157
Smith & Nephew PLC	58,121	1,017,592
Smiths Group PLC	2,910	62,214
Spirax-Sarco Engineering PLC	541	117,529
SSE PLC	7,645	170,637
St James's Place PLC	3,959	90,214
Standard Chartered PLC	62,085	376,814
Taylor Wimpey PLC	26,767	63,584
Tesco PLC	56,655	222,311
THG PLC†	27,117	84,126
Unilever PLC (LSE)	80,916	4,321,263
Unilever PLC (Euronext Amsterdam)	11,407	611,097
United Utilities Group PLC	5,006	73,789
Vodafone Group PLC	202,644	307,917
Vodafone Group PLC ADR	46,371	692,319
Whitbread PLC†	17,416	706,024
		66,507,209
United States — 1.4%
Autoliv, Inc. SDR	5,334	554,875
Booking Holdings, Inc.†	597	1,432,340
Broadcom, Inc.	2,463	1,638,905
Coupang, Inc.†	4,078	119,811
Lululemon Athletica, Inc.†	2,282	893,289
MercadoLibre, Inc.†	592	798,253
		5,437,473
Total Common Stocks (cost $301,960,168)		393,446,329
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF (cost $409,578)	5,400	424,872
WARRANTS† — 0.0%
Switzerland-0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	8,154	8,948
Total Long-Term Investment Securities (cost $302,369,746)		393,880,149

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investments Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2)	276,635	276,635

202

T. Rowe Price Government Reserve Fund 0.06%(2)	119	119
		276,754
U.S. Government Treasuries-0.2%
United States Treasury Bills
0.05% due 04/21/2022(3)	$500,000	499,889
0.07% due 06/16/2022(3)	5,000	4,997
0.07% due 07/14/2022(3)	200,000	199,808
0.08% due 02/24/2022(3)	250,000	249,990
		954,684
Total Short-Term Investment Securities (cost $1,231,570)		1,231,438
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2021, to be repurchased 01/03/2022 in the amount of $1,057,000 and collateralized by $1,082,600 of United States Treasury Notes, bearing interest at 1.38% due 12/31/2028 and having an approximate value of $1,078,202 (cost $1,057,000)	1,057,000	1,057,000
TOTAL INVESTMENTS (cost $304,658,316)	99.0%	396,168,587
Other assets less liabilities	1.0	3,923,080
NET ASSETS	100.0%	$400,091,667

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $7,934,007 representing 2.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of December 31, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt
Borsa Italiana	— Italian Stock Exchange
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds
Euronext Amsterdam	— Amsterdam Stock Exchange
Euronext Paris	— Paris Stock Exchange
LSE	— London Stock Exchange
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized Appreciation
Contracts	Type	Description	Month	Basis #	Value#	(Depreciation)
25	Long	MSCI EAFE Index	March 2022	$2,809,793	$2,902,250	$92,457

# Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

203

Industry Allocation*
Medical-Drugs	8.5%
Banks-Commercial	6.9
Diversified Banking Institutions	3.7
Oil Companies-Integrated	3.2
Auto-Cars/Light Trucks	3.0
Food-Misc./Diversified	2.9
Insurance-Life/Health	2.9
Semiconductor Equipment	2.6
Cosmetics & Toiletries	2.3
Industrial Automated/Robotic	2.2
Diversified Manufacturing Operations	1.9
Electronic Components-Semiconductors	1.8
Enterprise Software/Service	1.7
Semiconductor Components-Integrated Circuits	1.6
Audio/Video Products	1.6
Retail-Apparel/Shoe	1.6
Medical Products	1.6
Telephone-Integrated	1.5
Chemicals-Diversified	1.4
Insurance-Multi-line	1.3
Power Converter/Supply Equipment	1.3
Beverages-Wine/Spirits	1.2
Electric-Integrated	0.9
Commercial Services	0.9
Electronic Components-Misc.	0.9
Electric-Distribution	0.9
Insurance-Property/Casualty	0.8
Human Resources	0.8
Auto/Truck Parts & Equipment-Original	0.8
Computer Services	0.8
Machinery-Electrical	0.8
Food-Retail	0.8
Apparel Manufacturers	0.8
Electric-Generation	0.8
Retail-Building Products	0.7
Soap & Cleaning Preparation	0.7
Medical Instruments	0.7
Real Estate Investment Trusts	0.7
Transport-Rail	0.7
Optical Supplies	0.7
Finance-Other Services	0.7
Rubber-Tires	0.7
E-Commerce/Services	0.7
Chemicals-Specialty	0.6
Metal-Diversified	0.6
Building & Construction Products-Misc.	0.6
Insurance-Reinsurance	0.6
Diversified Minerals	0.6
Miscellaneous Manufacturing	0.6
Import/Export	0.6
Rental Auto/Equipment	0.6
Food-Confectionery	0.6
Internet Content-Information/News	0.6
Electric Products-Misc.	0.5
Coatings/Paint	0.5
Distribution/Wholesale	0.5
Aerospace/Defense-Equipment	0.5
Machinery-Material Handling	0.5
Building Products-Air & Heating	0.5
Networking Products	0.5
Building-Residential/Commercial	0.4
Investment Management/Advisor Services	0.4
Medical Labs & Testing Services	0.4
Retail-Jewelry	0.4
Energy-Alternate Sources	0.4
Building-Heavy Construction	0.4
Textile-Apparel	0.4
Cellular Telecom	0.4
Metal-Copper	0.4
Industrial Gases	0.4
Brewery	0.4
Auto-Heavy Duty Trucks	0.4
Telecommunication Equipment	0.4
Machinery-General Industrial	0.4
E-Commerce/Products	0.3
Real Estate Operations & Development	0.3
Investment Companies	0.3
Machinery-Farming	0.3
Food-Catering	0.3
Non-Ferrous Metals	0.3
Machinery-Construction & Mining	0.3
Web Portals/ISP	0.3
Machine Tools & Related Products	0.3
Wireless Equipment	0.3
Metal Products-Distribution	0.3
Repurchase Agreements	0.3
Medical-Biomedical/Gene	0.3
Tobacco	0.3
Food-Dairy Products	0.3
Oil Refining & Marketing	0.3
Paper & Related Products	0.2
Transport-Services	0.2
Advertising Agencies	0.2
Private Equity	0.2
Commercial Services-Finance	0.2
Dialysis Centers	0.2
Athletic Footwear	0.2
U.S. Government Treasuries	0.2
E-Marketing/Info	0.2
Wire & Cable Products	0.2
Hotels/Motels	0.2
Finance-Investment Banker/Broker	0.2
Food-Flour & Grain	0.2
Consulting Services	0.2
Building Products-Cement	0.2
Finance-Leasing Companies	0.2
Gambling (Non-Hotel)	0.2
Office Automation & Equipment	0.2
Real Estate Management/Services	0.1
Advertising Services	0.1
Finance-Mortgage Loan/Banker	0.1
Gas-Distribution	0.1
Toys	0.1
Containers-Paper/Plastic	0.1
Exchange-Traded Funds	0.1
Steel-Producers	0.1
Footwear & Related Apparel	0.1
Retail-Drug Store	0.1
Water	0.1
Aerospace/Defense	0.1
Public Thoroughfares	0.1
Computer Aided Design	0.1
Registered Investment Companies	0.1
Photo Equipment & Supplies	0.1
Resorts/Theme Parks	0.1
Publishing-Periodicals	0.1
Electronic Security Devices	0.1
Telecom Services	0.1
Metal-Iron	0.1
Diagnostic Equipment	0.1
Casino Services	0.1
Bicycle Manufacturing	0.1
Respiratory Products	0.1
99.0%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$15,051,033	$-	$0	$15,051,033
Japan	82,982,596	35,547	-	83,018,143
Portugal	195,081	-	0	195,081
Other countries	295,182,072	-	-	295,182,072
Exchange-Traded Funds	424,872	-	-	424,872
Warrants	8,948	-	-	8,948
Short-Term Investment Securities:
Registered Investment Companies	276,754	-	-	276,754
U.S. Government Treasuries	-	954,684	-	954,684
Repurchase Agreements	-	1,057,000	-	1,057,000
Total Investments at Value	$394,121,356	$2,047,231	$-	$396,168,587

Other Financial Instruments:†
Futures Contracts	$92,457	$-	$-	$92,457

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

204

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
ASSET BACKED SECURITIES — 13.5%
Diversified Financial Services — 13.5%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.90% due 08/10/2035*(1)	$1,440,000	$1,531,875
510 Asset Backed Trust Series 2021-NPL2, Class A1 2.12% due 06/25/2061*(2)(3)	1,019,382	1,005,540
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	198,709	186,487
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 0.60% (1 ML+0.50%) due 01/25/2036(2)	75,343	74,924
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.64% (1 ML+0.54%) due 11/25/2035(2)	49,352	49,897
Affirm Asset Securitization Trust Series 2020-Z2, Class A 1.90% due 01/15/2025*	312,952	314,444
Affirm Asset Securitization Trust Series 2020-Z1, Class A 3.46% due 10/15/2024*	142,213	144,928
Alternative Loan Trust Series 2005-64CB, Class 3A1 5.50% due 12/25/2035(2)	95,820	86,043
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.02% (12 MTA+0.94%) due 10/25/2046(2)	39,999	32,491
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.58% due 09/18/2025	545,000	554,012
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,855	1,857
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(2)(4)	423,648	418,717
Angel Oak Mtg. Trust VRS Series 2020-R1, Class A1 0.99% due 04/25/2053*(2)(4)	456,726	455,465
Angel Oak Mtg. Trust VRS Series 2021-3, Class A1 1.07% due 05/25/2066*(2)(4)	783,065	776,098
Angel Oak Mtg. Trust VRS Series 2019-5, Class A1 2.59% due 10/25/2049*(2)(4)	215,544	214,999
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(2)(4)	112,185	112,622
Angel Oak Mtg.Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	602,000	601,078
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1R 1.12% (3 ML + 1.00%) due 04/24/2029*(6)	1,021,520	1,021,264
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.21% (1 ML+1.10%) due 05/15/2036*	200,000	199,625
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	435,000	431,410
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	100,837
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.25% (3 ML+1.13%) due 04/19/2034*(6)	1,055,000	1,054,735
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.30% (3 ML+1.18%) due 07/25/2034*(6)	1,260,000	1,259,682
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.16% (1 ML+0.06%)
due 01/25/2037(2)	7,557	6,846
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.56% (1 ML+0.23%) due 02/20/2047(2)	145,770	144,477
BANK VRS Series 2018-BN14, Class XA 0.49% due 09/15/2060(1)(4)(5)	8,698,731	241,559
BANK VRS Series 2019-BN24, Class XA 0.65% due 11/15/2062(1)(4)(5)	2,253,846	103,676
BANK VRS Series 2019-BN23, Class XA 0.70% due 12/15/2052(1)(4)(5)	6,801,990	332,752
BANK VRS Series 2017-BNK8, Class XA 0.73% due 11/15/2050(1)(4)(5)	8,497,158	310,638
BANK VRS Series 2019-BN20, Class XA 0.83% due 09/15/2062(1)(4)(5)	4,556,819	251,022
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(1)(4)(5)	2,894,865	163,004
BANK VRS Series 2020-BN28, Class XA 1.78% due 03/15/2063(1)(4)(5)	4,827,232	622,102
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(1)	470,000	508,673
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(1)	1,190,000	1,313,005
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	247,472
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(1)	1,325,000	1,434,346

205

Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(4)	642,944	653,218
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(4)	432,207	433,652
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(4)	579,623	579,870
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(4)	350,624	355,617
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(4)	557,880	564,626
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.44% (1 ML+0.17%) due 01/25/2037(2)	11,142	10,934
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.58% (1 ML+0.48%) due 02/25/2036(2)	31,209	31,560
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 0.60% (1 ML+0.50%) due 01/25/2036(2)	79,282	94,978
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.28% (1 ML+0.18%) due 10/25/2036(2)	40,748	39,026
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.30% (1 ML+0.20%) due 02/25/2037(2)	106,070	102,106
Bellemeade Re, Ltd. FRS Series 2019-4A, Class M1A 1.50% (1 ML + 1.40%) due 10/25/2029*(2)	75,725	75,725
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.50% due 01/15/2051(1)(4)(5)	2,585,409	63,542
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.51% due 07/15/2051(1)(4)(5)	4,406,882	106,122
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.64% due 01/15/2052(1)(4)(5)	8,915,532	320,190
Benchmark Mtg. Trust VRS Series 2019-B12, Class XA 1.06% due 08/15/2052(1)(4)(5)	2,025,611	116,597
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(1)(4)(5)	5,775,839	397,859
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(1)(4)(5)	2,167,766	248,308
Benchmark Mtg. Trust VRS Series 2020-B18, Class XA 1.79% due 07/15/2053(1)(4)(5)	1,257,713	132,562
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(1)	1,165,000	1,208,159
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	424,121	430,772
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	327,312
Benchmark Mtg. Trust VRS Series 2018-B4, Class A5 4.12% due 07/15/2051(1)(4)	1,000,000	1,119,541
Benefit Street Partners CLO X, Ltd. FRS Series 2016-10A, Class A1RR 1.34% (3ML+1.21%) due 04/20/2034*(6)	680,000	679,829
BlueMountain CLO XXIV, Ltd. FRS Series 2019-24A, Class AR 1.23% (3 ML + 1.10%) due 04/20/2034*(6)	795,000	792,247
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.27% (3 ML+1.15%) due 04/19/2034*(6)	1,505,000	1,505,421
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(2)(4)	299,830	297,445
BRAVO Residential Funding Trust VRS Series 2021-NQM2, Class A1 0.97% due 03/25/2060*(2)(4)	392,818	390,458
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.88% due 07/25/2049*(2)(3)	638,825	642,613
BX Commercial Mtg. Trust FRS Series 2019-XL, Class A 1.03% (1 ML+0.92%) due 10/15/2036*(1)	1,026,112	1,026,395
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.11% (1 ML+1.00%) due 04/15/2034*(1)	200,000	199,623
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 2.66% (1 ML + 2.55%) due 12/15/2037*(1)	675,000	673,510
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	400,000	394,123

206

Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	50,000	49,169
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	54,205	54,589
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	103,046	104,165
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	42,380	42,778
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	60,055	60,479
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(1)(4)	1,300,000	1,394,302
CF Hippolyta LLC Series 2021-1A, Class B1 1.98% due 03/15/2061*	110,918	109,285
CF Hippolyta LLC Series 2020-1, Class A2 1.99% due 07/15/2060*	232,317	228,224
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(4)	130,921	132,438
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 2.92% due 12/25/2035(2)(4)	72,160	72,291
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(2)	119,338	110,452
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 2.91% due 09/25/2047(2)(4)	77,800	74,533
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 0.93% (3 ML+0.80%) due 01/20/2028*(6)	1,176,280	1,175,829
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(2)(4)	321,612	324,602
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(6)	975,000	993,281
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	114,661
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 0.91% due 07/10/2047(1)(4)(5)	2,987,210	61,628
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class XA 1.02% due 04/10/2048(1)(4)(5)	2,791,475	79,208
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(1)	1,029,000	1,098,309
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(1)	1,235,000	1,324,040
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-IMC1, Class A1 2.72% due 07/25/2049*(2)(4)	95,992	96,275
Citigroup Mtg. Loan Trust, Inc. Series 2019-E, Class A1 3.23% due 11/25/2070*(3)	337,942	338,143
Citigroup Mtg. Loan Trust, Inc. VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(2)(4)	629,969	644,441
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(2)(4)	596,051	588,985
COLT Mtg. Loan Trust VRS Series 2021-3, Class A1 0.96% due 09/27/2066*(2)(4)	953,192	938,070
Columbia Cent CLO, Ltd. FRS Series 2018-27A, Class AR 1.33% (3 ML+1.19%) due 01/25/2035*(6)	720,000	719,820
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(1)	845,000	876,013
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.64% (1 ML+0.54%) due 01/25/2036(2)	73,404	73,216
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.68% (1 ML+0.64%) due 11/25/2035(2)	31,696	28,232
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.90% (1 ML+0.80%) due 12/25/2035(2)	53,813	46,725
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(2)	100,883	59,502
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.78% (1 ML+0.68%) due 03/25/2035(2)	32,965	30,901
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 2.59% due 06/20/2035(2)(4)	32,010	32,082
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 2.72% due 11/20/2035(2)(4)	18,206	16,842

207

Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	355,000	352,090
Credit Suisse Mtg. Trust VRS Series 2021-NQM2, Class A1 1.18% due 02/25/2066*(2)(4)	875,744	866,989
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.74% due 06/15/2057(1)(4)(5)	9,020,136	181,947
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.87% due 01/15/2049(1)(4)(5)	1,779,231	119,336
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	230,820
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(1)	696,980	724,587
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	1,448,000	1,521,082
CSMC Trust VRS Series 2021-NQM5, Class A1 0.94% due 05/25/2066*(2)(4)	512,072	503,581
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(2)(4)	335,474	335,415
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(2)(4)	565,000	563,518
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(2)(4)	410,132	422,688
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(1)(4)	1,536,000	1,655,925
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(1)(4)(5)	957,096	89,501
DBJPM Mtg. Trust Series 2016-C3, Class A5 2.89% due 08/10/2049(1)	1,625,000	1,691,716
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(2)(4)	284,605	279,818
Dell Equipment Finance Trust Series 2021-2, Class A3 0.53% due 12/22/2026*	180,000	178,068
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.25% (1 ML+0.15%) due 12/25/2036(2)	112,990	110,669
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.40% (1 ML+0.30%) due 03/25/2037(2)	9,680	9,798
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.66% due 04/25/2051*	497,500	499,594
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.67% due 10/25/2049*	334,050	351,589
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	737,200	753,497
Drive Auto Receivables Trust Series 2019-4, Class D 2.70% due 02/16/2027	470,000	477,853
Dryden 57 CLO, Ltd. FRS Series 2018-57A, Class A 1.17% (3 ML + 1.01%) due 05/15/2031*(6)	1,160,000	1,158,710
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.00% (12 MTA+0.92%) due 03/19/2046(2)	170,775	151,037
Eagle RE, Ltd. FRS Series 2018-1, Class M1 1.80% (1 ML+1.70%) due 11/25/2028*(2)	232,975	232,975
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(2)(4)	236,788	232,262
Exeter Automobile Receivables Trust Series 2019-4A, Class D 2.58% due 09/15/2025*	1,065,000	1,082,283
Exeter Automobile Receivables Trust Series 2020-1A, Class D 2.73% due 12/15/2025*	320,000	326,546
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.41% (1 ML+0.31%) due 09/25/2036	481,449	465,827
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(2)(4)	541,858	538,423
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	51,569	51,897
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 2.64% due 09/19/2035(2)(4)	16,636	15,902
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 2.93% due 04/19/2036(2)(4)	120,350	104,484
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 1.48% (12 MTA+1.40%) due 10/25/2045(2)	122,008	102,460

208

GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(1)	1,285,000	1,297,338
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(1)	155,000	172,608
GS Mtg. Securities Corp. Trust VRS Series 2020-GC45, Class XA 0.67% due 02/13/2053(1)(4)(5)	5,042,790	223,615
GS Mtg. Securities Corp. Trust Series 2016-GS2, Class A4 3.05% due 05/10/2049(1)	1,199,000	1,254,300
GS Mtg. Securities Corp. Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(1)	1,307,000	1,398,518
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,255,000	1,345,865
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(1)	1,225,000	1,224,945
GSAA Home Equity Trust Series 2005-7, Class AF4 5.56% due 05/25/2035(3)	230,503	229,588
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.20% (1 ML+0.10%) due 12/25/2046	24,095	14,604
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.24% (1 ML+0.14%) due 12/25/2046	57,239	21,241
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.26% (1 ML+0.16%) due 02/25/2037	304,764	116,735
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.28% (1 ML+0.18%) due 12/25/2036	11,240	3,967
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.70% (1 ML+0.60%) due 03/25/2036	12,701	8,177
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.74% (1 ML+0.64%) due 04/25/2047	107,676	61,134
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(4)	274,571	101,737
GSAA Home Equity Trust Series 2006-15, Class AF6 6.38% due 09/25/2036(3)	86,162	32,539
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.40% (1 ML+0.30%) due 01/25/2037(2)	330,939	78,495
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 2.60% due 10/25/2035(2)(4)	48,941	33,667
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.87% due 01/25/2036(2)(4)	4,156	4,272
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 2.87% due 01/25/2036(2)(4)	53,821	55,047
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.29% (1 ML+0.19%) due 01/19/2038(2)	6,837	6,656
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.34% (1 ML+0.24%) due 12/19/2036(2)	151,958	152,278
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.25% (3 ML + 1.12%) due 04/20/2034*(6)	1,595,000	1,594,600
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	100,000	99,030
Home Re, Ltd. FRS Series 2018-1, Class M1 1.70% (1 ML + 1.60%) due 10/25/2028*(2)	210,114	210,114
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	60,000	59,470
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	100,219
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	10,912	10,987
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.64% (1 ML+0.54%) due 02/25/2036	200,000	198,824
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.66% (1 ML+0.56%) due 07/25/2035(2)	3,475	2,811
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 2.98% due 12/25/2036(2)(4)	116,119	109,125
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.01% due 04/25/2037(2)(4)	116,972	80,317
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(1)	290,000	305,347
JPMDB Commercial Mtg. Securities Trust Series 2016-C4, Class A3 3.14% due 12/15/2049(1)	1,110,000	1,168,851

209

JPMorgan Chase Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(1)	1,355,000	1,466,785
JPMorgan Chase Commercial Mtg. Securities Trust Series 2020-NNN, Class AFX 2.81% due 01/16/2037*(1)	305,000	310,515
JPMorgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(1)	890,274	896,160
JPMorgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.04% due 05/25/2036(2)(4)	47,897	42,733
KKR CLO, Ltd. FRS Series 22A, Class A 1.28% (3 ML +1.15%) due 07/20/2031*(6)	1,440,000	1,443,155
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(2)(3)	323,099	320,283
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(2)(3)	425,062	421,078
Legacy Mtg. Asset Trust Series 2019-GS6, Class A1 3.00% due 06/25/2059*(2)(3)	618,387	619,353
Legacy Mtg. Asset Trust Series 2019-GS7, Class A1 3.25% due 11/25/2059*(2)(3)	855,383	857,820
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.48% (1 ML+0.38%) due 11/25/2046(2)	225,419	216,618
LIFE Mtg. Trust FRS Series 2021-BMR, Class D 1.51% (1 ML+1.40%) due 03/15/2038*(1)	205,000	202,942
LSTAR Securities Investment Trust FRS Series 2021-1, Class A 1.90% (1 ML+1.80%) due 02/01/2026*(2)	511,538	513,000
LSTAR Securities Investment Trust FRS Series 2019-4, Class A1 2.60% (1 ML + 2.50%) due 05/01/2024*(2)	608,567	600,514
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(6)	1,275,000	1,274,677
Marlette Funding Trust Series 2021-2A, Class B 1.06% due 09/15/2031*	225,000	223,242
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 2.73% due 11/21/2034(2)(4)	33,417	33,792
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.46% due 06/15/2026	215,000	212,504
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	465,000	464,577
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 2.47% due 07/25/2035(2)(4)	108,870	70,924
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	190,211	193,735
MFA Trust VRS Series 2020-NQM3, Class A1 1.01% due 01/26/2065*(2)(4)	99,183	98,654
MFRA Trust VRS Series 2021-NQM2, Class A1 1.03% due 11/25/2064*(2)(4)	443,433	439,233
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(4)	441,137	438,580
MFRA Trust Series 2021-NPL1, Class A1 2.36% due 03/25/2060*(3)	965,523	960,187
Mill City Mtg. Loan Trust VRS Series 2019-GS1, Class A1 2.75% due 07/25/2059*(2)(4)	996,416	1,012,297
Mill City Mtg. Loan Trust VRS Series 2018-3, Class A1 3.47% due 08/25/2058*(4)	539,951	551,172
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.40% (1 ML+0.30%) due 06/25/2036	4,076	3,750
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 0.97% due 12/15/2047(1)(4)(5)	1,719,308	39,048
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(1)	791,000	826,569
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.34% due 06/15/2050(1)(4)(5)	1,588,545	82,597
Morgan Stanley Capital I Trust Series 2016-BNK2, Class A4 3.05% due 11/15/2049(1)	1,475,000	1,555,899
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.44% (1 ML+0.34%) due 11/25/2036	220,252	83,242

210

MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.01% (1 ML+0.90%) due 12/15/2033*(1)	300,000	297,048
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class D 1.91% (1 ML+1.80%) due 12/15/2033*(1)	575,000	559,434
Natixis Commercial Mtg. Securities Trust Series 2019-1776, Class C 2.91% due 10/15/2036*(1)	375,000	374,249
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 0.85% (1 ML + 0.75%) due 01/25/2048*(2)	589,331	589,553
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(2)(4)	331,619	329,847
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 1.60% (1 ML+1.50%) due 06/25/2057*(2)	493,511	499,419
New Residential Mtg. Loan Trust VRS Series 2019-NQM4, Class A1 2.49% due 09/25/2059*(2)(4)	138,540	138,972
New Residential Mtg. Loan Trust VRS Series 2019-5A, Class A1B 3.50% due 08/25/2059*(2)(4)	449,486	461,119
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)(4)	489,205	510,762
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)(4)	473,844	499,803
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(2)(4)	861,121	907,492
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(2)(4)	895,226	942,072
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(2)(4)	723,654	758,463
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(2)(4)	511,966	536,815
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(2)(4)	758,431	794,195
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(2)(4)	435,881	452,249
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(2)(4)	994,912	980,599
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.59% due 06/25/2036(2)(4)	89,513	78,608
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	134,748	135,327
OBX Trust VRS Series 2021-NQM3, Class A1 1.05% due 07/25/2061*(2)(4)	601,843	593,737
OBX Trust VRS Series 2021-NQM1, Class A1 1.07% due 02/25/2066*(2)(4)	810,952	800,917
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	320,000	324,135
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 1.18% (3 ML+1.05%) due 04/30/2027*(6)	394,744	394,617
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.14% (3 ML+1.02%) due 04/15/2031*(6)	870,000	869,782
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 1.13% (3 ML+1.01%) due 07/17/2029*(6)	299,043	298,968
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 2.10% (1 ML+2.00%) due 03/27/2024*(2)	247,434	247,428
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(3)	181,577	181,053
PRET LLC Series 2021-RN2, Class A1 1.74% due 07/25/2051*(3)	586,638	581,473
Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(3)	469,098	465,539
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(2)(3)	1,173,012	1,158,111
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(3)	603,220	597,396
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(2)(3)	477,376	474,471
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(3)	619,813	613,300
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(4)	275,501	273,500

211

PRPM LLC VRS Series 2021-9, Class A1 2.36% due 10/25/2026*(2)(4)	1,146,197	1,136,738
RALI Series Trust FRS Series 2006-QA3, Class A2 0.70% (1 ML+0.60%) due 04/25/2036(2)	322,258	301,988
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(2)	46,638	46,846
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(2)(3)	470,201	467,675
Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.29% (3 ML+1.16%) due 04/20/2034*(6)	1,100,000	1,099,131
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)	338,398	136,769
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(3)	149,908	80,250
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 3.33% due 04/25/2037(2)(4)	11,919	10,839
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.27% (3 ML + 1.15%) due 07/15/2035*(6)	1,305,000	1,306,084
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.23% (3 ML + 1.11%) due 07/15/2036*(6)	1,080,000	1,079,729
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	135,000	135,392
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A 3.23% due 03/15/2040*	205,487	199,539
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.28% (1 ML+0.18%) due 07/25/2036	154,793	71,860
SG Commercial Mtg. Securities Trust Series 2020-COVE, Class A 2.63% due 03/15/2037*(1)	1,225,000	1,247,053
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(4)	44,622	44,836
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.19% (3 ML+1.07%) due 04/25/2034*(6)	1,255,000	1,254,684
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.28% (1 ML+0.18%) due 07/25/2037	30,898	29,630
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.60% (1 ML+0.50%) due 11/25/2036	283,950	278,886
STAR Trust VRS Series 2021-1, Class A1 1.22% due 05/25/2065*(2)(4)	711,688	709,022
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(4)	272,692	270,632
Starwood Mtg. Residential Trust VRS Series 2021-6, Class A1 1.92% due 11/25/2066*(2)(4)	861,995	860,784
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.40% (1 ML+0.30%) due 09/25/2034(2)	15,676	15,001
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.56% (1 ML+0.46%) due 02/25/2036(2)	84,553	81,425
Summit Issuer LLC Series 2020-1A, Class A2 2.29% due 12/20/2050*	290,000	287,405
Symphony CLO XIV, Ltd. FRS Series 2014-14A, Class AR 1.08% (3 ML+0.95%) due 07/14/2026*(6)	383,321	383,432
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(2)(3)	640,000	637,661
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	1,183,644	1,180,916
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	103,272
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	151,666
Triangle Re, Ltd. FRS Series 2021-2, Class M1A 2.15% (1 ML +2.05%) due 10/25/2033*(2)	495,000	495,283
Upstart Securitization Trust Series 2021-3, Class A 0.83% due 07/20/2031*	287,056	286,025
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(3)	613,766	607,396
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(3)	197,458	197,018

212

Venture 42 CLO, Ltd. FRS Series 2021-42A, Class A1A 1.25% (3 ML+1.13%) due 04/15/2034*(6)	1,255,000	1,251,352
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(6)	485,000	484,621
Verus Securitization Trust VRS Series 2021-R2, Class A1 0.92% due 02/25/2064*(2)(4)	413,221	411,981
Verus Securitization Trust VRS Series 2021-4, Class A1 0.94% due 07/25/2066*(2)(4)	433,246	424,660
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(4)	362,868	359,077
Verus Securitization Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	630,000	629,623
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(2)(4)	1,255,918	1,252,836
Verus Securitization Trust Series 2019-3, Class A1 2.78% due 07/25/2059*(2)(3)	195,212	195,873
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(1)	1,195,000	1,211,507
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 0.90% (12 MTA+0.82%) due 12/25/2046(2)	236,479	219,368
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 0.96% (12 MTA+0.88%) due 10/25/2046(1)(2)	103,795	99,601
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 1.73% (COFI 11+1.50%) due 11/25/2046(2)	41,361	40,713
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 2.81% due 06/25/2037(2)(4)	88,342	86,287
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 0.70% (1 ML+0.60%) due 07/25/2036(2)	49,015	33,219
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 0.91% (12 MTA+0.83%) due 11/25/2046(2)	89,239	81,756
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(6)	920,000	920,148
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 0.90% due 09/15/2057(1)(4)(5)	5,567,053	159,146
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.09% due 05/15/2048(1)(4)(5)	2,741,087	76,841
Wells Fargo Commercial Mtg. Trust Series 2017-C39, Class A5 3.42% due 09/15/2050	1,365,000	1,469,499
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.15% due 05/15/2048(1)(4)	75,000	75,399
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 2.24% due 10/25/2036(2)(4)	36,221	34,734
Wendy's Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,124,350	1,098,384
Wendy's Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	432,000	448,499
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	395,000	395,944
Westlake Automobile Receivables Trust Series 2019-3A, Class D 2.72% due 11/15/2024*	785,000	798,358
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	159,200	158,954
Total Asset Backed Securities (cost $132,343,797)		132,385,295

U.S. CORPORATE BONDS & NOTES — 26.1%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 5.04% due 05/01/2027	1,360,000	1,532,279
Northrop Grumman Corp. Senior Bonds 5.15% due 05/01/2040	585,000	760,839
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	740,000	740,114
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	135,000	136,194
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	860,000	932,798

213

Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	180,000	217,456
Raytheon Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	250,650
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	178,843
		4,749,173
Aerospace/Defense-Equipment — 0.0%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	190,000	196,088
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	75,000	75,562
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	62,000	65,023
		336,673
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	88,277
Airlines — 0.1%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	150,000	185,062
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	98,991	98,697
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	15,000	15,431
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	38,000	39,624
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	70,000	72,188
		411,002
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	151,000	156,096
Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	128,000	135,680
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	800,000	852,825
		988,505
Auction Houses/Art Dealers — 0.0%
Sotheby's Senior Sec. Notes 7.38% due 10/15/2027*	85,000	90,525
Auto Repair Centers — 0.0%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	85,000	83,486
Auto-Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	144,000	154,904
Ford Motor Co. Senior Notes 4.00% due 11/13/2030	270,000	290,466
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	25,000	25,600
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	223,000	246,136
General Motors Co. Senior Notes 4.88% due 10/02/2023	780,000	828,675
General Motors Co. Senior Notes 6.13% due 10/01/2025	40,000	45,969
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	360,000	352,403
General Motors Financial Co., Inc. Senior Notes 1.50% due 06/10/2026	1,935,000	1,904,833
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	63,000	62,847
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	104,000	107,361
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	101,000	105,298
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	142,000	142,406
		4,266,898
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	75,000	73,125
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	55,000	57,547
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	71,000	71,063
		201,735

214

Auto/Truck Parts & Equipment-Original — 0.0%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	75,000	74,063
Banks-Commercial — 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	159,000	174,828
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	359,000	409,154
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	282,000	278,914
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	41,000	43,333
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	299,297
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	154,000	230,934
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	415,000	416,777
Signature Bank Sub. Notes 4.00% due 10/15/2030	266,000	282,514
Texas Capital Bancshares, Inc. Sub. Notes 4.00% due 05/06/2031	128,000	132,342
Truist Bank Sub. Notes 2.25% due 03/11/2030	815,000	813,694
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	175,000	176,453
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	258,697
		3,516,937
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.10% due 10/24/2024	1,070,000	1,097,749
Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 1.71% due 11/01/2027	1,485,000	1,467,617
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	440,000	452,775
US Bancorp Sub. Notes 2.49% due 11/03/2036	259,000	258,310
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	42,000	42,714
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	1,060,000	1,086,099
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	515,000	541,250
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	982,883
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	113,000	116,206
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	387,000	431,428
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	205,000	256,673
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	305,000	404,235
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	305,000	413,858
		6,454,048
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	66,000	64,413
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	44,000	45,650
		110,063
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 2.25% due 01/05/2032	855,000	870,016
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	113,000	116,809
		986,825
Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	212,000	268,785
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	179,000	219,382
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,079,000	1,339,245

215

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	740,000	970,724
Constellation Brands, Inc. Senior Notes 2.25% due 08/01/2031	120,000	117,422
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	325,000	343,090
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	140,000	153,525
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,000	5,752
		3,417,925
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	793,000	831,914
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	542,370
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	617,000	649,040
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	393,000	493,613
Fox Corp. Senior Notes 4.03% due 01/25/2024	150,000	158,438
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	116,000	124,990
		2,800,365
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	730,000	782,925
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	75,000	72,247
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	690,000	703,883
		1,559,055
Building & Construction-Misc. — 0.0%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	84,000	84,420
Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	149,000	156,091
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	77,000	79,937
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	50,000	50,250
		130,187
Building-Residential/Commercial — 0.1%
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	555,000	631,046
Cable/Satellite TV — 1.2%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	85,000	85,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	114,000	116,644
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	37,440
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	14,000	14,423
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.25% due 01/15/2029	102,000	99,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	39,000	38,129
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	168,000	159,064
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	115,000	129,180
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	190,000	217,692
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	17,000	20,279

216

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,670,000	1,999,316
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	60,000	77,430
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,070,000	2,834,689
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	205,000	199,049
Comcast Corp. Company Guar. Notes 2.99% due 11/01/2063*	101,000	96,311
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	956,449
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	720,000	761,635
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	80,000	85,990
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	85,000	90,349
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	500,000	561,230
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	44,000	49,901
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	87,998	103,166
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	97,000	117,976
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	257,855
Cox Communications, Inc. Senior Notes 2.60% due 06/15/2031*	600,000	600,007
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	304,000	316,874
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	1,020,000	954,975
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	60,000	62,400
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	70,000	72,363
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	200,000	199,250
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	307,500
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	156,361
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	122,000	159,939
		11,938,476
Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	100,000	101,273
Casino Services — 0.0%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	80,000	83,970
Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	1,230,000	1,221,903
T-Mobile USA, Inc. Senior Sec. Notes 2.70% due 03/15/2032*	800,000	806,017
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	146,000	142,947
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025	780,000	826,720
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	71,000	70,948
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	63,000	62,954
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	450,000	492,806
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	460,000	540,240
		4,164,535
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 4.21% due 11/15/2023	490,000	518,216

217

LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	290,000	285,228
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	118,000	114,089
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	111,000	106,348
		1,023,881
Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 0.90% due 12/15/2023	56,000	56,079
Ecolab, Inc. Senior Notes 2.70% due 12/15/2051	95,000	93,787
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	67,000	69,449
		219,315
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	81,000	80,494
Coal — 0.0%
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	86,000	85,570
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	66,000	67,650
		153,220
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	141,000	159,715
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	10,000	10,325
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	57,000	60,183
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	53,000	51,389
		121,897
Commercial Services-Finance — 0.3%
Block Financial LLC Company Guar. Notes 3.88% due 08/15/2030	97,000	103,885
Global Payments, Inc. Senior Notes 2.15% due 01/15/2027	225,000	226,034
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	920,000	959,100
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	930,000	971,850
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	100,000	101,500
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	168,000	159,768
		2,522,137
Computer Services — 0.3%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	85,000	84,363
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	930,000	946,275
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	175,000	180,687
Kyndryl Holdings, Inc. Senior Notes 2.05% due 10/15/2026*	81,000	78,915
Kyndryl Holdings, Inc. Senior Notes 3.15% due 10/15/2031*	768,000	745,824
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	541,000	574,499
		2,610,563
Computer Software — 0.0%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	55,000	52,358
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	30,000	29,250
		81,608
Computers — 0.5%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	575,000	573,442
Apple, Inc. Senior Notes 1.40% due 08/05/2028	1,175,000	1,151,233
Apple, Inc. Senior Notes 2.20% due 09/11/2029	535,000	548,106
Apple, Inc. Senior Notes 2.65% due 02/08/2051	670,000	661,352

218

Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	179,140
Apple, Inc. Senior Notes 3.85% due 05/04/2043	230,000	271,655
Apple, Inc. Senior Notes 4.45% due 05/06/2044	605,000	774,420
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	69,000	105,129
Dell International LLC/EMC Corp. Company Guar. Notes 3.38% due 12/15/2041*	65,000	64,523
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	233,000	232,836
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	115,000	154,460
		4,716,296
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	75,000	77,640
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.63% due 06/15/2029*	195,000	197,155
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	220,000	224,928
		422,083
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,055,000	1,101,156
Containers-Paper/Plastic — 0.0%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	82,000	83,202
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	69,000	71,113
LABL, Inc. Senior Notes 8.25% due 11/01/2029*	13,000	13,072
		167,387
Cosmetics & Toiletries — 0.0%
Coty, Inc. Senior Sec. Notes 5.00% due 04/15/2026*	75,000	77,252
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	75,000	75,563
		152,815
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	100,000	102,375
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	55,000	59,442
Disposable Medical Products — 0.0%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	58,000	57,795
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	22,000	22,300
		80,095
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	115,000	114,137
Diversified Banking Institutions — 4.7%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	215,000	216,575
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	1,005,000	998,472
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	1,084,000	1,113,580
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	440,000	442,639
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	490,000	495,494
Bank of America Corp. Senior Notes 2.97% due 07/21/2052	51,000	51,358
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,051,000	1,107,764
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	89,000	96,647
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	295,000	307,377
Bank of America Corp. Senior Bonds 3.95% due 01/23/2049	595,000	697,022

219

Bank of America Corp. Senior Notes 4.08% due 04/23/2040	135,000	155,486
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	1,735,000	2,091,816
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	87,000	95,246
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	235,000	292,988
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	594,000	800,637
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	430,000	428,940
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	815,000	815,006
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	1,550,000	1,559,810
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	855,000	892,907
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	210,000	225,420
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	124,000	133,828
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,730,000	1,871,531
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	405,000	446,977
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	1,120,000	1,239,865
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	104,000	116,032
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	116,000	147,331
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	309,000	399,031
Goldman Sachs Group, Inc. Senior Notes 0.93% due 10/21/2024	705,000	702,045
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	126,000	123,520
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	210,000	201,571
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	706,000	695,937
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	1,705,000	1,719,189
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	150,000	151,117
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,628,174
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	80,000	83,204
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	121,000	129,011
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,575,000	1,670,063
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	210,000	251,455
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	575,000	837,989
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	496,000	704,701
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	148,000	147,320
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	342,000	346,174
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	80,000	79,415
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	322,000	307,088
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	1,030,000	1,038,364
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	370,000	375,180
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,040,000	1,077,886
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	320,000	332,327
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	285,000	295,599

220

JPMorgan Chase & Co. Senior Notes 3.16% due 04/22/2042	1,100,000	1,151,572
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,148,913
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,318,619
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,093,835
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	1,455,000	1,516,508
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	265,000	416,082
Morgan Stanley Senior Notes 0.79% due 05/30/2025	38,000	37,511
Morgan Stanley Senior Notes 1.16% due 10/21/2025	394,000	390,974
Morgan Stanley Senior Notes 1.51% due 07/20/2027	118,000	116,207
Morgan Stanley Senior Notes 1.59% due 05/04/2027	690,000	683,004
Morgan Stanley Senior Notes 1.79% due 02/13/2032	1,575,000	1,492,518
Morgan Stanley Senior Notes 1.93% due 04/28/2032	830,000	794,002
Morgan Stanley Senior Notes 2.24% due 07/21/2032	700,000	685,455
Morgan Stanley Sub. Notes 2.48% due 09/16/2036	17,000	16,368
Morgan Stanley Senior Notes 2.51% due 10/20/2032	110,000	110,023
Morgan Stanley Senior Notes 2.70% due 01/22/2031	820,000	839,763
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,531,581
Morgan Stanley Senior Notes 3.22% due 04/22/2042	94,000	98,761
Morgan Stanley Senior Notes 3.63% due 01/20/2027	338,000	366,669
Morgan Stanley Senior Notes 3.70% due 10/23/2024	205,000	218,362
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,060,000	1,146,782
Morgan Stanley Senior Notes 4.00% due 07/23/2025	540,000	585,476
		45,896,093
Diversified Manufacturing Operations — 0.0%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	95,000	99,498
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	370,000	435,433
E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	128,000	127,959
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	938,000	969,658
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	55,000	54,615
		1,152,232
Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	101,000	98,297
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	516,610
Commonwealth Edison Co. 1st Mtg. Bonds 4.00% due 03/01/2048	240,000	281,293
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	330,000	344,263
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	75,000	77,906
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	360,000	455,720
Sempra Energy Senior Notes 3.40% due 02/01/2028	820,000	873,540

221

Sempra Energy Senior Notes 3.80% due 02/01/2038	355,000	390,435
		2,939,767
Electric-Generation — 0.0%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	66,000	62,989
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	65,000	67,437
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	130,000	134,917
		265,343
Electric-Integrated — 2.3%
AES Corp. Senior Notes 2.45% due 01/15/2031	133,000	129,726
AES Corp. Senior Notes 3.30% due 07/15/2025*	530,000	548,762
Alabama Power Co. Senior Notes 3.45% due 10/01/2049	595,000	632,804
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	445,000	521,882
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	250,000	262,832
Cleco Corporate Holdings LLC Senior Notes 3.38% due 09/15/2029	555,000	564,963
Cleco Corporate Holdings LLC Senior Notes 4.97% due 05/01/2046	35,000	42,400
Consolidated Edison Co. of New York, Inc. Senior Notes 3.20% due 12/01/2051	490,000	491,626
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	205,000	217,310
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	202,000	247,565
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	108,000	128,077
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	200,000	219,551
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	145,000	166,909
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	55,791
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	10,000	13,585
Duke Energy Corp. Senior Notes 2.55% due 06/15/2031	1,405,000	1,408,242
Duke Energy Indiana LLC 1st Mtg. Notes 2.75% due 04/01/2050	675,000	659,116
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	135,000	169,487
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	1,060,484
Duquesne Light Holdings, Inc. Senior Notes 2.78% due 01/07/2032*	460,000	455,044
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	106,000	125,259
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	44,000	47,435
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	121,000	142,603
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	925,000	947,686
Exelon Corp. Senior Notes 4.70% due 04/15/2050	70,000	88,178
FirstEnergy Corp. Senior Notes 1.60% due 01/15/2026	100,000	96,750
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	150,000	144,563
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	145,000	142,100
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	20,000	23,807
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	172,000	232,097
FirstEnergy Transmission LLC Senior Notes 4.55% due 04/01/2049*	106,000	121,408
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	109,000	109,740

222

Georgia Power Co. Senior Notes 4.30% due 03/15/2042	550,000	627,897
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	195,000	230,599
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	78,000	83,897
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	925,000	967,738
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	435,000	441,355
MidAmerican Energy Co. 1st Mtg. Notes 3.15% due 04/15/2050	430,000	451,794
MidAmerican Energy Co. 1st Mtg. Bonds 3.65% due 08/01/2048	240,000	270,713
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.50% due 07/01/2040	40,000	41,758
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	230,000	222,204
Pacific Gas & Electric Co. 1st Mtg. Notes 2.50% due 02/01/2031	1,585,000	1,510,620
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	105,000	101,465
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	97,000	98,359
Pacific Gas & Electric Co. 1st Mtg. Bonds 4.95% due 07/01/2050	1,280,000	1,398,470
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	122,000	141,036
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	175,000	168,585
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	128,000	140,516
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	89,000	106,678
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	94,000	92,421
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	1,840,000	1,945,130
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	115,000	119,633
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	143,000	205,337
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	253,000	252,084
Southern California Edison Co. 1st Mtg. Notes 2.85% due 08/01/2029	55,000	56,892
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	210,000	223,021
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	374,000	413,744
Southern Co. Senior Notes 3.70% due 04/30/2030	200,000	217,721
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	70,000	61,425
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	101,000	106,305
Xcel Energy, Inc. Senior Notes 1.75% due 03/15/2027	1,535,000	1,522,160
		22,437,339
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	605,000	618,345
Electronic Components-Semiconductors — 0.8%
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	121,000	118,771
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	1,491,000	1,490,848
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	420,000	440,802
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	1,341,000	1,404,515
Intel Corp. Senior Notes 2.45% due 11/15/2029	405,000	419,352
Intel Corp. Senior Notes 3.10% due 02/15/2060	570,000	572,167
Marvell Technology, Inc. Company Guar. Notes 2.45% due 04/15/2028	845,000	857,703

223

Marvell Technology, Inc. Company Guar. Notes 2.95% due 04/15/2031	680,000	693,632
Microchip Technology, Inc. Sec. Notes 2.67% due 09/01/2023	1,265,000	1,292,068
NVIDIA Corp. Senior Bonds 3.50% due 04/01/2040	615,000	692,988
		7,982,846
Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	13,000	14,096
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	223,000	220,893
		234,989
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 2.95% due 02/15/2032	56,000	56,618
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	85,000	87,092
		143,710
Enterprise Software/Service — 0.6%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	15,000	15,075
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	51,000	51,790
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,174,000	1,171,163
Oracle Corp. Senior Notes 2.88% due 03/25/2031	1,150,000	1,158,596
Oracle Corp. Senior Notes 3.60% due 04/01/2040	805,000	810,485
Oracle Corp. Senior Notes 3.80% due 11/15/2037	191,000	199,880
Oracle Corp. Senior Notes 3.85% due 04/01/2060	1,180,000	1,169,943
Oracle Corp. Senior Notes 3.95% due 03/25/2051	350,000	364,687
Oracle Corp. Senior Notes 4.00% due 11/15/2047	149,000	155,209
Oracle Corp. Senior Notes 4.10% due 03/25/2061	390,000	408,174
		5,505,002
Finance-Auto Loans — 0.0%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	115,000	113,563
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	104,000	108,247
		221,810
Finance-Commercial — 0.0%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	30,000	31,875
Finance-Consumer Loans — 0.1%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	75,000	75,428
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	28,000	28,539
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	51,000	52,594
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	67,000	69,178
SLM Corp. Senior Notes 3.13% due 11/02/2026	137,000	135,630
Synchrony Financial Senior Notes 2.88% due 10/28/2031	56,000	55,948
Synchrony Financial Senior Notes 4.50% due 07/23/2025	416,000	449,651
		866,968
Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	85,000	86,728
American Express Co. Senior Notes 3.40% due 02/22/2024	57,000	59,785
American Express Co. Senior Notes 4.20% due 11/06/2025	73,000	80,310
Capital One Financial Corp. Senior Notes 1.88% due 11/02/2027	1,485,000	1,478,302
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	830,000	873,568

224

Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	138,000	141,531
Mastercard, Inc. Senior Notes 2.95% due 03/15/2051	395,000	410,323
Visa, Inc. Senior Notes 0.75% due 08/15/2027	42,000	40,291
		3,170,838
Finance-Investment Banker/Broker — 0.0%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	100,000	102,336
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	59,000	60,401
		162,737
Finance-Leasing Companies — 0.1%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	970,000	968,641
Finance-Mortgage Loan/Banker — 0.0%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	104,000	113,620
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	48,000	48,180
		161,800
Financial Guarantee Insurance — 0.0%
Assured Guaranty U.S. Holdings, Inc. Company Guar. Notes 3.60% due 09/15/2051	64,000	66,801
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	42,000	47,691
		114,492
Food-Meat Products — 0.1%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	113,000	112,142
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	675,000	707,913
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	81,000	87,045
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	70,000	80,016
		987,116
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	290,000	308,639
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	100,000	135,110
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	118,000	153,151
Kellogg Co. Senior Notes 3.40% due 11/15/2027	495,000	533,642
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	29,000	36,476
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	197,413
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	80,000	79,400
		1,443,831
Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	55,000	57,719
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	45,000	47,700
		105,419
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	75,000	70,969
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	82,000	85,588
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	181,000	213,682
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	101,000	117,882
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	25,000	31,233
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	39,000	60,780
		580,134
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	560,000	550,284

225

Service Corp. International Senior Notes 5.13% due 06/01/2029	724,000	776,490
		1,326,774
Gambling (Non-Hotel) — 0.0%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	47,000	46,633
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	47,000	47,163
		93,796
Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	615,000	633,524
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	525,000	563,904
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	700,000	755,208
		1,952,636
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,175,000	1,210,250
Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	115,000	117,875
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	174,000	173,661
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	212,000	238,715
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	75,000	81,508
		611,759
Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	55,000	56,650
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	80,000	79,700
		136,350
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	48,000	46,560
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	33,000	33,000
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	22,000	21,835
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	585,000	580,067
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	75,000	73,125
		754,587
Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	120,000	120,438
Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	815,000	825,515
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	365,000	386,464
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	525,000	549,597
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	543,743
Willis North America, Inc. Company Guar. Notes
3.60% due 05/15/2024	660,000	691,368
		2,996,687
Insurance-Life/Health — 0.6%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	72,000	70,054
Athene Global Funding Sec. Notes 1.73% due 10/02/2026*	157,000	154,185
Athene Global Funding Sec. Notes 2.65% due 10/04/2031*	890,000	879,140
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	119,000	118,403
Brighthouse Financial, Inc. Senior Notes 3.85% due 12/22/2051	410,000	407,337
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	1,005,000	1,200,315

226

Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	194,000	193,075
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	122,000	119,457
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	1,225,000	1,205,608
F&G Global Funding Senior Sec. Notes 0.90% due 09/20/2024*	105,000	103,461
Jackson Financial, Inc. Senior Bonds 4.00% due 11/23/2051*	64,000	64,743
Maple Grove Funding Trust I Senior Notes 4.16% due 08/15/2051*	100,000	103,328
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	200,000	226,664
Primerica, Inc. Senior Notes 2.80% due 11/19/2031	96,000	96,968
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	107,000	105,899
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	242,000	242,241
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	85,000	89,887
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	68,000	67,677
Unum Group Senior Notes 4.13% due 06/15/2051	135,000	137,500
Unum Group Senior Notes 4.50% due 12/15/2049	495,000	528,235
Voya Financial, Inc. Company Guar. Notes 4.80% due 06/15/2046	15,000	18,635
		6,132,812
Insurance-Mutual — 0.2%
New York Life Global Funding Sec. Notes 2.00% due 01/22/2025*	1,390,000	1,419,264
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	80,000	91,383
		1,510,647
Insurance-Property/Casualty — 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 3.05% due 12/15/2061	627,000	642,700
Internet Security — 0.1%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	745,000	750,681
Investment Management/Advisor Services — 0.0%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	75,000	77,813
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	109,000	109,620
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	69,000	69,690
		257,123
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	155,000	155,004
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	196,000	206,902
John Deere Capital Corp. Senior Notes 0.63% due 09/10/2024	76,000	75,161
John Deere Capital Corp. Senior Notes 1.30% due 10/13/2026	56,000	55,468
		337,531
Machinery-General Industrial — 0.1%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	635,000	644,758
Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	535,000	553,224
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	560,000	585,113
Boston Scientific Corp. Senior Notes 1.90% due 06/01/2025	480,000	485,576
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	1,470,000	1,579,934
		3,203,847
Medical Labs & Testing Services — 0.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	39,482

227

Medical Products — 0.3%
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	2,880,000	2,912,900
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.80% due 08/15/2041	183,000	176,579
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,202
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	1,400,000	1,343,298
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	565,000	594,010
		2,138,089
Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,080,000	1,155,808
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	92,000	106,049
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	114,000	136,667
AbbVie, Inc. Senior Notes 4.63% due 10/01/2042	110,000	135,092
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	1,490,000	1,482,440
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	860,000	930,596
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	925,000	901,198
Bristol-Myers Squibb Co. Senior Notes 1.45% due 11/13/2030	735,000	701,080
Bristol-Myers Squibb Co. Senior Notes 2.55% due 11/13/2050	170,000	161,478
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	67,000	69,387
Merck & Co., Inc. Senior Notes 1.90% due 12/10/2028	140,000	140,698
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	560,000	562,016
Merck & Co., Inc. Senior Bonds 2.75% due 12/10/2051	145,000	144,231
Merck & Co., Inc. Senior Bonds 2.90% due 12/10/2061	33,000	32,913
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	200,000	208,936
		6,868,589
Medical-Generic Drugs — 0.0%
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040	79,000	83,885
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050	212,000	226,594
		310,479
Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.63% due 12/15/2029	870,000	938,260
Humana, Inc. Senior Notes 1.35% due 02/03/2027	59,000	57,407
Humana, Inc. Senior Notes 2.15% due 02/03/2032	390,000	377,571
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	132,000	131,564
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	645,000	656,671
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	490,000	544,718
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	90,000	97,627
		2,803,818
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	17,000	17,467
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	68,000	71,473
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	35,000	37,042
CommonSpirit Health Senior Sec. Notes 3.35% due 10/01/2029	295,000	313,976
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	135,000	142,678
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	130,000	133,029

228

Kaiser Foundation Hospitals Notes 2.81% due 06/01/2041	195,000	196,621
Kaiser Foundation Hospitals Notes 3.00% due 06/01/2051	430,000	444,268
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	66,000	66,495
Sutter Health Notes 3.36% due 08/15/2050	340,000	357,613
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	31,000	31,387
		1,812,049
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	143,000	165,026
Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	270,000	308,044
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	48,000	48,960
Covert Mergeco, Inc. Company Guar. Notes 4.88% due 12/01/2029*	12,000	12,180
		61,140
Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	85,000	88,106
Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	230,000	235,571
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	541,000	545,831
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.28% due 12/01/2028	215,000	220,214
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.57% due 12/01/2031	200,000	208,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	405,000	416,137
		1,625,753
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	81,000	83,820
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	75,000	80,175
Apache Corp. Senior Notes 4.38% due 10/15/2028	59,000	64,276
Apache Corp. Senior Notes 4.75% due 04/15/2043	45,000	49,500
Apache Corp. Senior Notes 5.35% due 07/01/2049	96,000	109,680
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	125,000	129,860
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	67,000	67,657
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	275,000	323,846
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	44,000	46,658
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	90,000	103,522
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	40,000	42,371
Hess Corp. Senior Notes 6.00% due 01/15/2040	213,000	271,128
Hess Corp. Senior Notes 7.13% due 03/15/2033	179,000	239,439
Hess Corp. Senior Notes 7.30% due 08/15/2031	635,000	846,325
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	32,000	32,983
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	67,000	69,010
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	100,000	103,875
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	133,000	174,140

229

Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	77,000	99,310
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	68,000	71,230
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	34,000	34,882
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	114,000	115,425
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	48,000	52,920
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	36,000	43,870
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	74,000	87,863
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	61,000	62,830
Southwestern Energy Co. Company Guar. Notes 4.75% due 02/01/2032	10,000	10,527
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	77,000	81,428
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	46,000	49,288
		3,464,018
Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	159,000	149,686
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	963,000	928,030
BP Capital Markets America, Inc. Company Guar. Notes 3.06% due 06/17/2041	180,000	182,679
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	310,000	319,901
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	298,000	322,035
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	830,000	917,484
Chevron Corp. Senior Notes 1.55% due 05/11/2025	165,000	166,468
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	60,000	71,923
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	670,000	794,257
Exxon Mobil Corp. Senior Notes 4.33% due 03/19/2050	90,000	110,900
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	76,000	80,775
		4,044,138
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	745,000	813,061
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	100,000	64,250
		877,311
Oil-Field Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	67,000	70,350
Halliburton Co. Senior Notes 4.75% due 08/01/2043	59,000	67,980
Halliburton Co. Senior Notes 4.85% due 11/15/2035	403,000	474,295
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	63,000	68,104
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	82,000	85,280
		766,009
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	34,000	34,595
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	319,000	327,778
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	395,000	383,282
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	61,000	62,906

230

Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	100,000	104,476
		913,037
Pharmacy Services — 0.3%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	1,745,000	1,721,484
Cigna Corp. Senior Notes 3.40% due 03/15/2051	57,000	59,827
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	174,000	212,661
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	875,000	1,140,828
Option Care Health, Inc. Company Guar. Notes 4.38% due 10/31/2029*	24,000	24,060
		3,158,860
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	83,000	87,036
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	80,000	80,600
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	54,000	54,540
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	42,000	47,460
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	19,000	25,389
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	23,000	23,546
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	50,000	52,000
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	97,000	107,662
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	1,352,000	1,686,390
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	144,000	162,863
Energy Transfer Operating LP Senior Notes 4.95% due 06/15/2028	510,000	574,125
Energy Transfer Operating LP Senior Notes 6.00% due 06/15/2048	330,000	411,183
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	34,000	32,810
Enterprise Products Operating LLC Company Guar. Notes 3.30% due 02/15/2053	190,000	189,726
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	263,000	298,686
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	270,000	341,886
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	109,000	107,910
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	25,000	24,688
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	94,000	96,873
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	100,000	101,080
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	140,000	146,239
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	98,000	104,860
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	109,000	108,591
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	56,000	57,383
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	105,000	103,950
MPLX LP Senior Notes 1.75% due 03/01/2026	290,000	287,233
MPLX LP Senior Notes 5.20% due 03/01/2047	115,000	141,229
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	125,000	128,912

231

NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 6.13% due 03/01/2025	27,000	23,085
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	405,000	411,845
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	76,000	84,360
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	160,000	209,512
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	46,000	46,239
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	60,000	77,196
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	405,000	464,879
Sunoco Logistics Partners Operations LP Senior Notes 4.00% due 10/01/2027	90,000	96,671
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	29,000	33,398
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	62,000	67,329
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	98,000	101,675
Williams Cos., Inc. Senior Notes 3.50% due 10/15/2051	67,000	67,941
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	160,000	208,250
		7,477,230
Poultry — 0.0%
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	53,000	52,205
Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	90,000	94,050
Protection/Safety — 0.0%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	85,000	83,725
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	75,000	80,525
		164,250
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 1.45% due 09/15/2026	320,000	313,290
American Tower Corp. Senior Notes 1.50% due 01/31/2028	120,000	114,899
American Tower Corp. Senior Notes 2.40% due 03/15/2025	605,000	621,449
Apollo Commercial Real Estate Finance, Inc. Senior Sec. Notes 4.63% due 06/15/2029*	44,000	42,570
Boston Properties LP Senior Notes 2.55% due 04/01/2032	50,000	49,687
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	39,000	38,187
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	153,000	165,943
Corporate Office Properties LP Company Guar. Notes 2.90% due 12/01/2033	93,000	90,957
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	41,000	41,820
EPR Properties Senior Notes 3.60% due 11/15/2031	361,000	357,558
EPR Properties Senior Notes 3.75% due 08/15/2029	520,000	525,277
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	890,000	961,034
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	295,000	289,822
Equinix, Inc. Senior Notes 2.50% due 05/15/2031	80,000	80,036
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 3.25% due 01/15/2032	420,000	422,264

232

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	315,000	333,284
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2031	700,000	746,893
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	575,000	652,740
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	185,000	213,608
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	70,000	70,700
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	15,000	15,600
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	55,000	50,600
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	186,000	191,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	79,000	79,516
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	30,000	30,750
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	43,000	41,294
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	60,000	60,675
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	64,000	61,772
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	61,000	59,172
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	173,000	168,837
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	90,000	90,747
Realty Income Corp. Senior Notes 2.20% due 06/15/2028	45,000	45,459
Realty Income Corp. Senior Notes 2.85% due 12/15/2032	50,000	51,951
Realty Income Corp. Senior Notes 3.40% due 01/15/2028	165,000	178,079
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	550,000	564,383
Service Properties Trust Senior Notes 3.95% due 01/15/2028	8,000	7,323
Service Properties Trust Senior Notes 4.75% due 10/01/2026	40,000	38,900
Service Properties Trust Senior Notes 4.95% due 10/01/2029	20,000	19,000
Service Properties Trust Senior Notes 5.25% due 02/15/2026	41,000	40,488
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	7,000	7,189
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	20,000	19,900
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	60,000	62,400
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	14,000	14,490
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	54,000	53,990
		8,085,661
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	60,000	64,200
Real Estate Operations & Development — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	45,000	46,012
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	65,000	65,891
		111,903
Recreational Vehicles — 0.0%
Brunswick Corp. Senior Notes 2.40% due 08/18/2031	106,000	101,757

233

Recycling — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	88,000	89,650
Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	50,000	47,562
Ashtead Capital, Inc. Company Guar. Notes 4.38% due 08/15/2027*	1,000,000	1,035,700
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	80,000	80,068
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	85,000	87,462
		1,250,792
Resorts/Theme Parks — 0.0%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	90,000	91,643
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	65,000	68,900
		160,543
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	65,000	64,292
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	20,000	19,725
		84,017
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	360,000	384,044
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	85,000	86,594
Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	30,000	28,575
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	66,000	65,340
		180,509
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	880,000	956,649
Lowe's Cos., Inc. Senior Notes 1.70% due 10/15/2030	850,000	808,474
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	86,000	84,253
		1,849,376
Retail-Major Department Stores — 0.0%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	45,000	45,000
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044	93,000	86,722
		131,722
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	368,000	367,639
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	23,000	23,433
		391,072
Retail-Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	15,000	14,906
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	60,000	63,150
		78,056
Retail-Regional Department Stores — 0.0%
Kohl's Corp. Senior Notes 3.38% due 05/01/2031	66,000	67,288
Kohl's Corp. Senior Notes 5.55% due 07/17/2045	195,000	228,007
		295,295
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	43,000	45,795
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	110,000	99,000
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	85,000	83,300
Dave & Buster's, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	64,000	68,240
McDonald's Corp. Senior Notes 3.63% due 09/01/2049	820,000	908,219
McDonald's Corp. Senior Notes 4.20% due 04/01/2050	150,000	182,197
		1,386,751

234

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	75,000	83,944
Savings & Loans/Thrifts — 0.0%
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	246,000	264,922
Schools — 0.1%
Howard University Notes 2.29% due 10/01/2026	100,000	100,172
Howard University Notes 2.70% due 10/01/2029	250,000	253,671
Howard University Notes 2.80% due 10/01/2030	100,000	102,559
Howard University Notes 2.90% due 10/01/2031	100,000	104,342
Howard University Notes 3.48% due 10/01/2041	95,000	94,999
		655,743
Security Services — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	200,000	194,500
Brink's Co. Company Guar. Notes 4.63% due 10/15/2027*	45,000	46,350
Brink's Co. Company Guar. Notes 5.50% due 07/15/2025*	29,000	30,160
		271,010
Steel-Producers — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	22,000	22,440
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	44,000	46,585
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	49,000	52,675
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	62,000	61,535
		183,235
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	18,000	18,018
Allegheny Technologies, Inc. Senior Notes 5.13% due 10/01/2031	53,000	53,398
		71,416
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	155,000	205,526
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,835,000	1,812,184
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	1,232,000	1,249,392
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	617,000	644,939
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	34,000	35,663
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	305,000	342,884
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	253,000	292,668
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	97,000	115,673
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	289,000	350,225
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	15,000	15,609
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	110,000	110,000
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	75,000	75,752
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	220,000	209,654
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	247,000	244,395
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	800,000	760,568
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060	154,000	146,192
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	65,000	68,239

235

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	58,000	68,135
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	52,000	60,650
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,425,000	1,677,442
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	56,000	55,160
		8,335,424
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	119,085
Gray Escrow II, Inc. Company Guar. Notes 5.38% due 11/15/2031*	28,000	28,805
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	85,000	84,469
		232,359
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.70% due 02/04/2051	525,000	491,101
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	360,000	351,085
BAT Capital Corp. Company Guar. Notes 2.73% due 03/25/2031	305,000	296,308
BAT Capital Corp. Company Guar. Notes 2.79% due 09/06/2024	1,730,000	1,782,683
		2,921,177
Transactional Software — 0.2%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,523,000	1,521,005
Transport-Air Freight — 0.0%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	75,000	76,329
Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*	845,000	838,663
GATX Corp. Senior Notes 4.35% due 02/15/2024	170,000	180,448
		1,019,111
Transport-Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	59,000	73,648
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	83,000	99,073
Union Pacific Corp. Senior Notes 2.38% due 05/20/2031	1,095,000	1,117,397
Union Pacific Corp. Senior Notes 2.97% due 09/16/2062	450,000	446,994
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	80,000	94,600
		1,831,712
Transport-Services — 0.0%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	136,300	134,340
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	74,000	79,887
		214,227
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 11/01/2024*	845,000	870,908
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	148,000	156,905
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.00% due 07/15/2025*	685,000	735,471
		1,763,284
Vitamins & Nutrition Products — 0.0%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	100,000	98,120
Water — 0.0%
American Water Capital Corp. Senior Notes 4.15% due 06/01/2049	230,000	272,421
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	64,000	66,488
		338,909
Total U.S. Corporate Bonds & Notes (cost $248,663,072)		257,069,793

236

FOREIGN CORPORATE BONDS & NOTES — 5.3%
Agricultural Chemicals — 0.0%
Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	150,000	146,625
Agricultural Operations — 0.1%
Kernel Holding SA Senior Notes 6.50% due 10/17/2024	540,000	543,201
Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	200,000	201,510
		744,711
Airlines — 0.0%
Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	85,000	86,700
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	938,985	1,009,409
Auto-Cars/Light Trucks — 0.0%
Kia Corp. Senior Notes 1.00% due 04/16/2024*	99,000	98,628
Banks-Commercial — 0.4%
Banco Santander Chile Senior Notes 3.18% due 10/26/2031*	196,000	198,940
Bangkok Bank PCL Sub. Notes 3.47% due 09/23/2036*	775,000	776,159
BPCE SA Sub. Bonds 3.58% due 10/19/2042*	250,000	256,116
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	100,000	98,777
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	71,000	69,543
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	174,000	177,827
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	286,000	278,444
Danske Bank A/S Senior Notes 0.98% due 09/10/2025*	200,000	196,960
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	200,000	191,554
ING Groep NV Senior Notes 1.40% due 07/01/2026*	261,000	258,357
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	215,000	221,438
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	247,117
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031	121,000	121,710
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	339,000	335,802
Swedbank AB Senior Notes 1.54% due 11/16/2026*	254,000	251,772
Toronto-Dominion Bank Senior Notes 1.25% due 12/13/2024	130,000	130,187
		3,810,703
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	56,000	58,898
Cable/Satellite TV — 0.0%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	200,000	195,178
Casino Hotels — 0.0%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	17,000	16,490
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	200,000	181,690
		198,180
Cellular Telecom — 0.3%
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	200,000	197,000
Empresa Nacional de Telecomunicaciones SA Senior Notes 3.05% due 09/14/2032*	150,000	147,377
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	735,000	760,725
VEON Holdings BV Senior Notes 3.38% due 11/25/2027*	415,000	405,073
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	5,000	6,327
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	64,000	83,630
Vodafone Group PLC Senior Notes 6.15% due 02/27/2037	650,000	882,872
		2,483,004

237

Chemicals-Diversified — 0.0%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	214,827
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	45,000	45,900
		260,727
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	58,000	60,900
Coffee — 0.0%
JDE Peet's NV Company Guar. Notes 2.25% due 09/24/2031*	150,000	144,489
Commercial Services-Finance — 0.0%
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	85,000	78,838
Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	95,000	95,000
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*	30,000	29,850
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	16,000	16,772
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	105,000	99,094
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	26,000	25,885
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	93,000	90,079
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	18,000	18,208
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	11,000	10,986
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	70,000	69,300
		455,174
Diversified Banking Institutions — 1.1%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	207,116
Bank of Nova Scotia Senior Notes 0.40% due 09/15/2023	259,000	256,977
Barclays PLC Sub. Notes 3.56% due 09/23/2035	408,000	418,277
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	370,000	360,217
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	200,000	196,739
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	235,000	230,293
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	705,000	711,867
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	223,000	226,204
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	151,945
Deutsche Bank AG Senior Notes 2.31% due 11/16/2027	905,000	904,876
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	785,000	768,104
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	200,000	200,708
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	216,019
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	1,725,000	1,933,926
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,560,000	1,686,397
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	975,000	1,028,127
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	206,000	210,162
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	332,000	340,908
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	200,000	197,548
UBS Group AG Senior Notes 1.49% due 08/10/2027*	200,000	195,219
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	200,000	197,911

238

UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	340,000	370,788
		11,010,328
Diversified Financial Services — 0.1%
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030*	975,000	1,007,432
Diversified Manufacturing Operations — 0.0%
Trane Technologies Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	175,000	217,253
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	79,000	84,135
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	148,000	196,766
		280,901
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	465,000	492,569
Electric-Generation — 0.1%
Colbun SA Senior Notes 3.15% due 01/19/2032*	200,000	197,900
Inkia Energy, Ltd. Senior Notes 5.88% due 11/09/2027	200,000	208,000
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	200,000	205,152
		611,052
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 1.38% due 07/12/2026*	775,000	755,143
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.30% due 06/18/2029*	49,000	54,944
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	105,000	110,481
		165,425
Energy-Alternate Sources — 0.1%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	219,252
Investment Energy Resources, Ltd. Senior Sec. Notes 6.25% due 04/26/2029*	200,000	214,752
		434,004
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	36,000	36,630
Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	151,329
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	1,215,000	1,240,277
		1,391,606
Food-Meat Products — 0.1%
JBS Finance Luxembourg SARL Company Guar. Notes 2.50% due 01/15/2027*	800,000	791,008
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.38% due 11/01/2028	200,000	198,168
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	209,452
		407,620
Independent Power Producers — 0.0%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	185,000	185,002
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 3.45% due 05/15/2052	63,000	63,518
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	65,000	63,786
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	205,000	228,260
		292,046
Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	200,000	206,000
Machinery-Construction & Mining — 0.0%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	290,000	286,107

239

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 2.75% due 11/15/2031	94,000	93,717
Medical Labs & Testing Services — 0.0%
Auna SAA Senior Notes 6.50% due 11/20/2025	200,000	205,992
Medical Products — 0.0%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	154,000	169,144
Medical-Biomedical/Gene — 0.2%
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	1,009,000	954,293
Royalty Pharma PLC Company Guar. Notes 2.20% due 09/02/2030	480,000	465,112
		1,419,405
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	463,980
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	109,000	115,676
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	345,000	351,808
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	750,000	705,000
		1,636,464
Metal-Copper — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	75,000	79,500
Metal-Iron — 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000	80,863
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	565,000	584,781
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	715,000	827,620
		1,493,264
Networking Products — 0.1%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	725,000	783,000
Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	40,000	39,222
Waste Connections, Inc. Senior Bonds 2.95% due 01/15/2052	50,000	49,416
		88,638
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	50,000	46,250
Oil Companies-Exploration & Production — 0.3%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.50% due 03/30/2024*	175,000	175,875
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	150,000	148,688
Energean Israel Finance, Ltd. Senior Sec. Notes 5.88% due 03/30/2031*	175,000	171,500
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	460,000	492,715
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	310,000	308,003
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	1,000,000	1,008,242
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	45,000	47,922
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	105,000	106,980
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	85,000	83,548
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025*	540,000	440,802
		2,984,275
Oil Companies-Integrated — 0.4%
Ecopetrol SA Senior Notes 4.63% due 11/02/2031	810,000	787,482
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	595,000	598,905
Petro-Canada Senior Notes 5.95% due 05/15/2035	58,000	74,667
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	34,000	29,529

240

Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		34,000	36,263
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		25,000	26,671
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		84,000	80,707
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		34,000	30,175
Qatar Petroleum Senior Notes 2.25% due 07/12/2031*		1,055,000	1,045,049
Qatar Petroleum Senior Notes 3.30% due 07/12/2051*		350,000	360,279
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*		200,000	198,739
Shell International Finance BV Company Guar. Notes 2.88% due 11/26/2041		195,000	195,726
Shell International Finance BV Company Guar. Notes 3.00% due 11/26/2051		245,000	249,935
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050		500,000	533,994
			4,248,121
Oil-Field Services — 0.0%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*		46,000	48,672
Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*		200,000	196,002
Suzano Austria GmbH Company Guar. Notes 2.50% due 09/15/2028		106,000	102,290
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032		804,000	777,878
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		118,000	119,919
			1,196,089
Pipelines — 0.2%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*		705,000	690,985
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		1,140,000	1,113,771
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*		400,000	398,086
			2,202,842
Rental Auto/Equipment — 0.1%
Triton Container International, Ltd. Company Guar. Notes 2.05% due 04/15/2026*		216,000	214,419
Triton Container International, Ltd. Company Guar. Notes 3.15% due 06/15/2031*		206,000	207,977
			422,396
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		200,000	202,500
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		41,000	36,285
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		50,000	38,800
			75,085
Security Services — 0.0%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		23,000	22,885
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*		71,000	67,805
			90,690
Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		695,000	727,401
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		1,362,000	1,463,304
NXP BV/NXP Funding LLC Company Guar. Notes 5.55% due 12/01/2028*		275,000	329,600
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	193,312
			2,713,617
Steel-Producers — 0.0%
Metinvest BV Company Guar. Notes 5.63% due 06/17/2025*	EUR	360,000	405,196
SupraNational Banks — 0.1%
African Development Bank Senior Notes 0.75% due 04/03/2023		121,000	121,232

241

Asian Infrastructure Investment Bank Senior Notes 0.50% due 10/30/2024	189,000	186,549
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	193,000	195,500
Inter-American Development Bank Bonds 1.13% due 07/20/2028	227,000	222,051
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	208,000	199,667
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	138,000	147,793
		1,072,792
Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,060,000	1,040,473
Telephone-Integrated — 0.0%
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	150,000	181,005
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Company Guar. Notes 1.35% due 12/02/2024	129,000	129,164
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	460,000	468,819
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	25,000	25,639
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	50,000	74,771
		698,393
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	31,000	32,938
Total Foreign Corporate Bonds & Notes (cost $51,575,381)		52,096,266

U.S. GOVERNMENT AGENCIES — 26.6%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,013,629
Federal Home Loan Mtg. Corp. — 1.8%
1.68% (6 ML+1.49%) due 02/01/2037 FRS	8,342	8,654
2.00% due 09/01/2051	1,569,815	1,567,171
2.17% (12 ML+1.88%) due 11/01/2037 FRS	84,867	89,586
2.38% due 01/13/2022	1,097,000	1,097,712
2.50% due 01/01/2028	52,383	54,476
2.50% due 04/01/2028	176,764	184,010
2.50% due 03/01/2031	98,858	102,442
2.50% due 10/01/2032	121,797	126,573
2.50% due 11/01/2032	557,696	583,647
2.50% due 09/01/2051	689,750	704,726
3.00% due 08/01/2027	129,202	135,725
3.00% due 10/01/2042	163,787	174,591
3.00% due 11/01/2042	132,730	140,277
3.00% due 02/01/2043	275,770	293,425
3.00% due 04/01/2043	143,833	151,869
3.00% due 08/01/2043	565,755	598,440
3.00% due 07/01/2045	360,847	379,793
3.00% due 10/01/2045	185,644	195,190
3.00% due 08/01/2046	213,156	224,039
3.50% due 01/01/2032	341,459	361,171
3.50% due 11/01/2041	105,928	114,485
3.50% due 03/01/2042	65,278	70,532
3.50% due 08/01/2042	128,108	138,458
3.50% due 09/01/2043	41,954	45,274
3.50% due 03/01/2045	256,351	274,539
3.50% due 07/01/2045	701,816	753,127
3.50% due 08/01/2045	164,858	177,245
3.50% due 10/01/2045	202,140	215,910
3.50% due 11/01/2045	263,157	281,261
3.50% due 01/01/2046	9,509	10,159
3.50% due 11/01/2047	281,865	298,665
4.00% due 09/01/2040	73,962	81,008
4.00% due 07/01/2044	133,435	146,536
4.00% due 10/01/2045	98,694	107,080
4.00% due 01/01/2046	825,954	896,989
4.00% due 07/01/2049	79,431	86,005
4.00% due 01/01/2050	147,804	157,058
4.50% due 07/01/2045	453,833	486,003
4.50% due 05/01/2048	145,974	157,232
5.00% due 09/01/2031	188,331	204,824
5.00% due 11/01/2043	190,710	215,669
5.00% due 04/01/2048	140,460	153,055
5.50% due 01/01/2036	71,230	80,353
6.00% due 03/01/2040	5,782	6,699
6.25% due 07/15/2032	206,000	296,316
6.75% due 03/15/2031	100,000	143,832
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.60% due 03/25/2027(1)(4)(5)	4,880,075	138,292
Series K124, Class X1 0.72% due 12/25/2030(1)(4)(5)	3,486,270	199,474

242

Series K122, Class X1 0.88% due 11/25/2030(1)(4)(5)	888,686	59,972
Series K121, Class X1 1.03% due 10/25/2030(1)(4)(5)	1,630,938	124,647
Series K114, Class X1 1.12% due 06/25/2030(1)(4)(5)	2,893,662	240,646
Series K104, Class X1 1.13% due 01/25/2030(1)(4)(5)	2,497,904	196,372
Series K111, Class X1 1.57% due 05/25/2030(1)(4)(5)	1,121,604	127,995
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70% due 10/15/2039(2)	231,889	233,709
Series 4961, Class JB 2.50% due 12/15/2042(2)	455,740	469,327
Series 3883, Class PB 3.00% due 05/15/2041(2)	152,435	159,499
Series 4740, Class BA 3.00% due 09/15/2045(2)	108,951	110,624
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50% due 08/25/2059(2)	413,892	422,276
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	227,968	246,537
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 1.75% (1 ML+1.65%) due 04/25/2043*(2)	73,509	73,531
Series 2019-HQA3, Class M2 1.95% (1 ML + 1.85%) due 09/25/2049*(2)	343,975	344,838
Series 2019-DNA3, Class M2 2.15% (1 ML + 2.05%) due 07/25/2049*(2)	468,457	471,642
Series 2019-HQA1, Class M2 2.45% (1 ML + 2.35%) due 02/25/2049*(2)	854,226	861,224
Series 2019-DNA2, Class M2 2.55% (1 ML+2.45%) due 03/25/2049*(2)	554,570	560,216
		17,812,652
Federal National Mtg. Assoc. — 4.4%
1.88% due 09/24/2026	837,000	860,277
2.00% due 11/01/2035	349,422	358,210
2.00% due 07/01/2035	711,819	729,722
2.00% due 05/01/2036	543,208	557,076
2.00% due 05/01/2041	470,953	478,771
2.00% due 10/01/2050	456,431	456,964
2.00% due 12/01/2050	874,293	872,815
2.00% due 04/01/2051	1,973,707	1,970,369
2.00% due 05/01/2051	335,507	335,158
2.00% due 06/01/2051	671,541	670,405
2.00% due 11/01/2051	996,334	995,089
2.00% due 12/01/2051	2,294,052	2,290,246
2.50% due 04/01/2028	140,498	146,199
2.50% due 08/01/2031	387,594	402,389
2.50% due 01/01/2032	494,405	513,669
2.50% due 05/01/2050	608,935	626,081
2.50% due 06/01/2050	570,212	582,654
2.50% due 07/01/2050	986,749	1,013,771
2.50% due 10/01/2050	408,949	418,676
2.50% due 05/01/2051	272,835	278,857
2.50% due 11/01/2051	1,495,783	1,529,942
2.63% due 09/06/2024	2,025,000	2,118,782
3.00% due 10/01/2027	168,251	176,368
3.00% due 10/01/2030	147,096	154,604
3.00% due 07/01/2034	315,687	330,027
3.00% due 03/01/2042	212,879	224,931
3.00% due 12/01/2042	79,649	84,116
3.00% due 05/01/2043	148,133	156,378
3.00% due 02/01/2045	92,219	96,787
3.00% due 08/01/2046	239,798	252,894
3.00% due 09/01/2046	122,632	128,809
3.00% due 12/01/2046	189,609	200,168
3.00% due 01/01/2047	85,898	90,146
3.00% due 04/01/2047	657,389	690,531
3.00% due 09/01/2048	252,969	264,897
3.00% due 11/01/2048	379,018	397,509
3.00% due 06/01/2049	369,541	389,541
3.00% due 03/01/2050	538,535	564,266
3.50% due 08/01/2026	46,359	48,848
3.50% due 09/01/2026	67,641	71,272
3.50% due 08/01/2027	10,680	11,243
3.50% due 10/01/2028	24,202	25,719
3.50% due 03/01/2042	148,405	159,277
3.50% due 08/01/2042	335,403	359,690
3.50% due 07/01/2045	114,773	123,181
3.50% due 08/01/2045	205,616	220,112
3.50% due 09/01/2045	150,110	160,289
3.50% due 10/01/2045	241,728	260,504
3.50% due 11/01/2045	119,350	127,415
3.50% due 12/01/2045	231,692	247,375
3.50% due 02/01/2046	100,769	107,777
3.50% due 03/01/2046	141,371	150,470
3.50% due 07/01/2046	331,407	355,526
3.50% due 12/01/2047	1,162,920	1,241,925
3.50% due 04/01/2048	666,027	712,674
3.50% due 08/01/2049	194,225	204,496
3.50% due 04/01/2050	673,528	710,156
4.00% due 03/01/2039	120,047	128,588
4.00% due 10/01/2040	46,139	50,238
4.00% due 11/01/2040	99,731	109,536
4.00% due 10/01/2041	94,250	103,515

243

4.00% due 11/01/2041	67,526	74,143
4.00% due 01/01/2043	386,163	423,779
4.00% due 02/01/2045	311,607	341,610
4.00% due 02/01/2046	17,897	19,409
4.00% due 01/01/2047	292,573	315,244
4.00% due 05/01/2047	45,070	48,396
4.00% due 07/01/2047	567,046	607,862
4.00% due 08/01/2047	111,950	120,080
4.00% due 06/01/2048	326,186	352,595
4.00% due 09/01/2048	269,595	288,359
4.00% due 01/01/2049	271,626	289,016
4.00% due 03/01/2049	40,551	43,134
4.50% due 10/01/2024	10,480	10,886
4.50% due 08/01/2045	459,796	510,547
4.50% due 06/01/2048	362,513	389,736
4.50% due 11/01/2048	202,205	216,542
4.50% due 12/01/2048	262,080	281,065
5.00% due 05/01/2040	62,518	69,381
5.00% due 06/01/2040	8,428	9,515
5.00% due 07/01/2040	229,346	257,922
5.00% due 02/01/2045	249,849	283,114
5.50% due 12/01/2029	15,525	17,033
5.50% due 08/01/2037	89,531	102,177
5.50% due 06/01/2038	37,323	42,759
6.00% due 11/01/2038	4,385	5,087
6.00% due 06/01/2040	37,824	43,815
6.50% due 10/01/2037	340	383
6.63% due 11/15/2030	871,000	1,227,611
7.25% due 05/15/2030	2,260,000	3,255,563
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
2.20% (1 ML +2.10%) due 06/25/2039*(2)	50,100	50,132
Series 2019-R03, Class 1M2 2.25% (1 ML+2.15%) due 09/25/2031*(2)	81,247	81,558
Series 2019-HRP1, Class M2 2.25% (1 ML+2.15%) due 11/25/2039*(2)	243,602	243,602
Series 2016-C07, Class 2M2 4.45% (1 ML+4.35%) due 05/25/2029(2)	502,876	522,059
Series 2014-C04, Class 1M2 5.00% (1 ML+4.90%) due 11/25/2024(2)	114,615	119,340
Series 2015-C04, Class 1M2 5.80% (1 ML+5.70%) due 04/25/2028(2)	87,338	91,997
Series 2016-C02, Class 1M2 6.10% (1 ML+6.00%) due 09/25/2028(2)	42,912	44,339
Federal National Mtg. Assoc. FRS
1.67% (6 ML+1.54%) due 09/01/2035	90,615	94,036
1.85% (12 ML+1.57%) due 05/01/2037	13,393	13,996
1.94% (12 ML+1.66%) due 07/01/2039	62,044	64,535
2.07% (12 ML+1.77%) due 05/01/2040	70,831	74,152
2.07% (12 ML+1.82%) due 10/01/2040	13,869	14,544
2.08% (12 ML+1.83%) due 10/01/2040	34,002	35,659
2.18% (12 ML+1.91%) due 08/01/2035	51,909	54,583
2.28% (1 Yr USTYCR+2.22%) due 10/01/2035	64,361	67,345
2.35% (1 Yr USTYCR+2.27%) due 11/01/2036	29,909	31,715
Federal National Mtg. Assoc., REMIC
Series 2013-43, Class XP 1.50% due 08/25/2041(2)	319,971	322,845
Series 2012-128, Class PD 1.50% due 06/25/2042(2)	447,293	451,054
Series 2013-77, Class BP 1.70% due 06/25/2043(2)	215,647	217,492
Series 2012-21, Class PQ 2.00% due 09/25/2041(2)	102,932	104,396
Series 2012-18, Class GA 2.00% due 12/25/2041(2)	180,000	182,669
Series 2012-75, Class KC 2.50% due 12/25/2041(2)	165,575	168,594
Series 2015-48, Class QB 3.00% due 02/25/2043(2)	269,323	277,412
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	379,657	393,541
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	220,998	228,261
Series 2019-45, Class PT 3.00% due 08/25/2049(2)	357,269	370,723
Series 2017-96, Class PA 3.00% due 12/25/2054(2)	351,681	363,823
Series 2012-52, Class PA 3.50% due 05/25/2042(2)	131,188	138,625
Series 2018-38, Class PC 3.50% due 03/25/2045(2)	51,040	51,425
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	89,548	92,548
Series 2018-23, Class LA 3.50% due 04/25/2048(2)	311,842	327,450
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	295,915	309,941
		43,349,074

244

Government National Mtg. Assoc. — 5.8%
2.00% due 11/20/2050	1,733,915	1,752,320
2.00% due January 30 TBA	4,500,000	4,542,891
2.50% due 07/20/2051	1,265,624	1,298,430
2.50% due 09/20/2051	1,973,088	2,024,232
3.00% due 02/20/2045	89,398	93,777
3.00% due 05/20/2045	70,719	74,193
3.00% due 07/20/2045	16,712	17,452
3.00% due 03/20/2046	400,633	418,318
3.00% due 05/20/2046	251,495	262,581
3.00% due 05/20/2050	465,727	482,924
3.00% due January 30 TBA	20,300,000	21,011,293
3.50% due 03/20/2045	60,466	63,998
3.50% due 04/20/2045	89,613	94,851
3.50% due 07/20/2045	29,036	30,835
3.50% due 03/20/2047	130,157	136,814
3.50% due January 30 TBA	14,300,000	14,902,765
4.00% due 03/15/2039	36,754	39,882
4.00% due 04/15/2039	3,509	3,806
4.00% due 05/15/2039	27,763	29,624
4.00% due 08/15/2039	2,623	2,834
4.00% due 10/15/2039	18,070	19,713
4.00% due 03/15/2040	7,846	8,342
4.00% due 09/15/2040	18,895	20,172
4.00% due 10/15/2040	7,422	8,161
4.00% due 12/15/2040	10,034	10,871
4.00% due 02/15/2041	1,390	1,480
4.00% due 06/15/2041	57,570	64,010
4.00% due 07/15/2041	10,765	11,799
4.00% due 08/15/2041	145,082	156,333
4.00% due 09/15/2041	28,050	30,762
4.00% due 10/15/2041	74,801	81,505
4.00% due 11/15/2041	58,319	62,552
4.00% due 12/15/2041	26,084	28,392
4.00% due 01/15/2042	13,495	14,516
4.00% due 02/15/2042	3,602	3,835
4.00% due 03/15/2042	56,928	61,857
4.00% due 03/20/2044	48,974	52,974
4.00% due 07/20/2045	130,883	141,471
4.00% due 05/20/2048	11,082	11,755
4.50% due 09/15/2033	21,019	23,380
4.50% due 03/15/2039	37,609	42,197
4.50% due 05/15/2039	22,290	25,018
4.50% due 07/15/2039	10,963	12,303
4.50% due 10/15/2039	43,443	48,653
4.50% due 01/15/2040	9,688	10,836
4.50% due 02/15/2040	25,470	28,597
4.50% due 03/15/2040	6,764	7,500
4.50% due 04/15/2040	467	522
4.50% due 05/15/2040	1,157	1,292
4.50% due 07/15/2040	15,778	17,926
4.50% due 04/15/2041	9,458	10,491
4.50% due 05/15/2041	86,555	97,456
4.50% due 06/15/2041	3,870	4,358
4.50% due 07/15/2041	41,662	46,479
4.50% due 08/15/2041	29,852	33,610
4.50% due 04/20/2047	61,778	66,538
4.50% due January 30 TBA	6,800,000	7,182,766
5.00% due 06/15/2033	1,094	1,259
5.00% due 08/15/2033	8,054	9,144
5.00% due 09/15/2033	18,594	21,476
5.00% due 10/15/2033	9,174	10,552
5.00% due 11/15/2033	2,064	2,346
5.00% due 06/15/2034	25,157	28,645
5.00% due 05/15/2035	1,576	1,774
5.00% due 09/15/2035	553	623
5.00% due 02/15/2036	21,909	24,659
5.00% due 02/20/2036	42,964	47,933
5.00% due 05/15/2036	53,004	60,476
5.00% due 06/15/2036	17,160	19,318
5.00% due 08/15/2038	55,373	63,818
5.50% due 02/15/2032	353	388
5.50% due 03/15/2032	1,901	2,161
5.50% due 12/15/2032	1,354	1,490
5.50% due 01/15/2033	1,108	1,268
5.50% due 02/15/2033	7,763	8,618
5.50% due 03/15/2033	26,117	28,769
5.50% due 04/15/2033	19,736	22,059
5.50% due 06/15/2033	24,233	27,261
5.50% due 07/15/2033	95,877	106,903
5.50% due 08/15/2033	22,002	24,323
5.50% due 09/15/2033	4,578	5,042
5.50% due 12/15/2033	619	680
5.50% due 01/15/2034	31,698	35,994
5.50% due 02/15/2034	25,423	27,951
6.00% due 04/15/2028	36,459	41,096
6.00% due 01/15/2029	6,858	7,542
6.00% due 03/15/2029	15,340	16,872
6.00% due 12/15/2031	2,577	2,835
6.00% due 04/15/2032	3,841	4,306
6.00% due 09/15/2032	5,370	6,173
6.00% due 10/15/2032	37,001	42,938
6.00% due 11/15/2032	8,067	9,310
6.00% due 01/15/2033	1,167	1,354
6.00% due 02/15/2033	13,885	16,112
6.00% due 03/15/2033	3,517	3,902
6.00% due 09/15/2033	10,905	12,014
6.00% due 01/15/2034	59,873	65,870
6.00% due 03/15/2034	11,583	12,745
6.00% due 05/15/2034	897	984
6.00% due 07/15/2034	3,487	3,843
6.00% due 08/15/2034	20,663	22,745
6.00% due 09/15/2034	1,579	1,745
6.00% due 11/15/2034	59,663	65,803
6.00% due 03/15/2035	8,852	9,738
6.00% due 08/15/2035	29,067	32,408
6.00% due 01/15/2036	16,154	18,386
6.00% due 04/15/2036	11,419	12,568
6.00% due 05/15/2036	16,784	18,737
6.00% due 06/15/2036	26,511	30,220
6.00% due 07/15/2036	3,560	3,917
6.00% due 08/15/2036	30,003	34,295
6.00% due 09/15/2036	11,202	12,351
6.00% due 10/15/2036	56,317	62,554
6.00% due 11/15/2036	16,205	18,055
6.00% due 12/15/2036	7,580	8,386

245

6.50% due 09/15/2028	1,445	1,585
6.50% due 09/15/2031	745	821
6.50% due 10/15/2031	1,575	1,728
6.50% due 11/15/2031	962	1,056
6.50% due 12/15/2031	3,204	3,515
7.50% due 09/15/2030	10,856	10,900
Government National Mtg. Assoc., REMIC
Series 2015-56, Class LB 1.50% due 04/16/2040(2)	266,933	268,349
Series 2015-151, Class BA 1.70% due 10/20/2045(2)	137,430	138,669
		57,345,599
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	846,136
Uniform Mtg. Backed Securities — 14.4%
1.50% due January 15 TBA	1,150,000	1,153,594
1.50% due January 30 TBA	1,600,000	1,545,875
2.00% due January 15 TBA	500,000	512,188
2.00% due January 30 TBA	51,545,000	51,412,111
2.00% due February 30 TBA	23,325,000	23,218,507
2.50% due January 30 TBA	11,100,000	11,330,238
3.00% due January 30 TBA	17,500,000	18,137,793
3.50% due February 30 TBA	19,100,000	20,113,196
4.00% due January 30 TBA	10,300,000	10,958,234
4.50% due January 30 TBA	1,300,000	1,392,828
5.50% due January 30 TBA	1,900,000	2,083,172
		141,857,736
Total U.S. Government Agencies (cost $260,111,507)		262,224,826
U.S. GOVERNMENT TREASURIES — 38.8%
United States Treasury Bonds — 11.9%
0.13% due 02/15/2051 TIPS(8)	387,663	459,411
0.88% due 02/15/2047 TIPS(8)	2,016,080	2,724,346
1.13% due 05/15/2040	2,606,000	2,291,346
1.25% due 05/15/2050	2,654,000	2,264,608
1.38% due 11/15/2040	2,440,000	2,230,789
1.38% due 08/15/2050	3,218,000	2,832,343
1.75% due 08/15/2041	9,409,000	9,151,723
1.88% due 02/15/2041	6,694,000	6,646,671
1.88% due 02/15/2051	2,935,000	2,917,115
2.00% due 11/15/2041	4,673,000	4,741,635
2.00% due 02/15/2050	4,354,000	4,442,271
2.00% due 08/15/2051	107,000	109,575
2.25% due 08/15/2046	1,686,000	1,789,728
2.25% due 08/15/2049	2,431,000	2,613,040
2.38% due 11/15/2049	5,418,000	5,977,366
2.38% due 05/15/2051	3,135,000	3,477,891
2.50% due 02/15/2046	5,853,000	6,490,428
2.50% due 05/15/2046	1,283,000	1,423,428
2.75% due 11/15/2042	413,000	472,240
2.75% due 08/15/2047	568,000	663,584
2.75% due 11/15/2047	704,000	822,882
2.88% due 05/15/2043	1,014,000	1,182,261
2.88% due 08/15/2045	2,423,000	2,855,354
2.88% due 11/15/2046	499,000	592,465
2.88% due 05/15/2049	2,491,000	3,013,040
3.00% due 05/15/2042	875,000	1,039,404
3.00% due 11/15/2045	1,642,000	1,979,893
3.00% due 02/15/2047	648,000	787,193
3.00% due 05/15/2047	2,224,000	2,709,805
3.00% due 02/15/2048	1,255,000	1,537,816
3.00% due 08/15/2048	806,000	990,184
3.00% due 02/15/2049	1,783,000	2,200,960
3.13% due 02/15/2043	1,267,000	1,532,080
3.13% due 08/15/2044(15)	3,378,000	4,116,410
3.13% due 05/15/2048	626,000	785,434
3.38% due 05/15/2044	869,000	1,097,757
3.38% due 11/15/2048	1,188,000	1,560,503
3.63% due 08/15/2043	2,006,000	2,610,699
3.63% due 02/15/2044	1,706,000	2,227,529
3.75% due 11/15/2043	1,049,000	1,391,810
3.88% due 08/15/2040	640,000	845,850
4.38% due 11/15/2039	1,082,000	1,511,884
4.38% due 05/15/2040	953,000	1,337,476
4.50% due 02/15/2036	1,034,000	1,423,770
4.63% due 02/15/2040	1,159,000	1,668,960
4.75% due 02/15/2041	1,123,000	1,656,688
5.25% due 11/15/2028	1,045,000	1,308,618
5.25% due 02/15/2029	1,966,000	2,478,158
5.38% due 02/15/2031	1,289,000	1,726,706
6.13% due 11/15/2027	544,000	691,709
6.25% due 08/15/2023	1,613,000	1,759,808
6.38% due 08/15/2027	1,217,000	1,551,913
6.75% due 08/15/2026	377,000	470,116
		117,184,673
United States Treasury Notes — 26.9%
0.13% due 05/15/2023	6,182,000	6,146,743
0.13% due 12/15/2023	100,000	98,863
0.13% due 01/15/2024	4,647,000	4,589,094
0.25% due 09/30/2023	600,000	595,828
0.25% due 06/30/2025	6,492,000	6,309,413
0.25% due 08/31/2025	6,066,000	5,878,570
0.38% due 10/31/2023	4,116,000	4,092,204
0.38% due 09/15/2024	4,400,000	4,338,813
0.38% due 04/30/2025	3,294,000	3,221,944
0.38% due 07/31/2027	2,516,000	2,391,576
0.38% due 09/30/2027	6,239,000	5,909,990
0.50% due 03/15/2023	6,231,000	6,233,434
0.50% due 02/28/2026	3,549,000	3,449,878
0.50% due 05/31/2027	5,410,000	5,184,090

246

0.50% due 10/31/2027	6,469,000	6,161,217
0.63% due 03/31/2027	3,002,000	2,903,849
0.63% due 12/31/2027	7,360,000	7,048,063
0.63% due 05/15/2030	5,386,000	5,041,170
0.63% due 08/15/2030(15)	17,528,000	16,364,031
0.75% due 04/30/2026	500,000	490,352
0.75% due 01/31/2028	4,300,000	4,144,293
0.88% due 11/15/2030	6,958,000	6,622,603
1.13% due 10/31/2026	124,000	123,254
1.13% due 02/15/2031	1,239,000	1,203,814
1.25% due 09/30/2028	3,342,000	3,305,577
1.25% due 08/15/2031	9,803,000	9,596,218
1.38% due 08/31/2023	6,396,000	6,472,202
1.38% due 10/31/2028	106,000	105,669
1.38% due 11/15/2031	4,910,000	4,853,995
1.50% due 09/30/2024	4,507,000	4,579,182
1.50% due 08/15/2026	7,344,000	7,431,497
1.50% due 02/15/2030	875,000	880,366
1.63% due 10/31/2023	4,501,000	4,577,130
1.63% due 02/15/2026	4,015,000	4,085,890
1.63% due 05/15/2026	3,971,000	4,039,717
1.63% due 08/15/2029	1,097,000	1,113,926
1.63% due 05/15/2031	2,128,000	2,157,260
1.75% due 05/15/2023	4,495,000	4,569,273
1.75% due 07/31/2024	1,377,000	1,408,144
1.88% due 08/31/2024	4,617,000	4,735,491
2.00% due 11/30/2022	2,457,000	2,492,607
2.00% due 02/15/2023	7,666,000	7,798,358
2.00% due 05/31/2024	2,637,000	2,709,930
2.00% due 02/15/2025	5,373,000	5,535,869
2.00% due 08/15/2025	3,825,000	3,946,324
2.00% due 11/15/2026	4,877,000	5,048,076
2.13% due 02/29/2024	2,824,000	2,905,521
2.13% due 03/31/2024	3,254,000	3,349,586
2.13% due 07/31/2024	4,388,000	4,528,382
2.13% due 09/30/2024	1,983,000	2,048,222
2.13% due 05/15/2025	2,689,000	2,784,376
2.25% due 11/15/2024	3,725,000	3,862,796
2.25% due 12/31/2024	3,515,000	3,648,048
2.25% due 11/15/2025	2,574,000	2,682,088
2.25% due 02/15/2027	1,843,000	1,931,910
2.25% due 08/15/2027	1,496,000	1,570,449
2.25% due 11/15/2027	2,095,000	2,201,223
2.38% due 03/15/2022	788,000	791,555
2.38% due 08/15/2024	5,657,000	5,875,104
2.38% due 05/15/2027	2,595,000	2,740,665
2.50% due 08/15/2023	6,555,000	6,751,650
2.50% due 05/15/2024	3,886,000	4,037,645
2.63% due 03/31/2025	3,886,000	4,085,158
2.63% due 02/15/2029	2,013,000	2,178,050
2.75% due 02/15/2028	2,348,000	2,539,692
2.88% due 07/31/2025	2,474,000	2,630,075
2.88% due 05/15/2028	1,784,000	1,945,187
		265,073,169
Total U.S. Government Treasuries (cost $371,353,465)		382,257,842
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.04% due 12/01/2029	85,000	97,147
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	335,000	413,708
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000	421,908
Chicago Transit Authority Revenue Bonds 3.91% due 12/01/2040	160,000	177,683
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.26% due 07/01/2025	925,000	920,489
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	1,260,000	1,583,360
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	460,727	478,380
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000	72,678
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	220,000	222,882
Total Municipal Bonds & Notes (cost $4,155,317)		4,388,235
LOANS(9)(10)(11) — 1.7%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.63% (3 ML +3.50%) due 08/21/2026	136,850	134,776
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 2.35% (1 ML +2.25%) due 05/30/2025	201,217	198,048
Airlines — 0.0%
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027	100,000	105,613
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026	98,000	94,910
		200,523

247

Applications Software — 0.0%
RealPage, Inc. FRS 1st Lien 3.75% (1 ML +3.25%) due 04/24/2028		99,750	99,351
SS&C Technologies, Inc. FRS BTL-B3 1.85% (1 ML +1.75%) due 04/16/2025		19,130	18,896
SS&C Technologies, Inc. FRS BTL-B5 1.85% (1 ML +1.75%) due 04/16/2025		95,523	94,355
			212,602
Auto/Truck Parts & Equipment-Original — 0.0%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	96,675	109,354
Clarios Global LP FRS BTL-B 3.35% (1 ML +3.25%) due 04/30/2026		97,199	96,470
			205,824
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.60% (1 ML +3.50%) due 04/10/2028		99,500	99,393
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.75% (3 ML +4.25%) due 05/17/2028		149,250	146,918
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.60% (1 ML +2.50%) due 02/01/2027		122,500	120,994
Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028		195,771	195,330
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML +4.25%) due 06/21/2024		286,500	279,952
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		234,100	225,028
			504,980
Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B 2.36% (1 ML +2.25%) due 07/17/2025		144,145	141,731
UPC Financing Partnership FRS BTL 3.11% (1 ML +3.00%) due 01/31/2029		160,000	159,340
			301,071
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 2.35% (1 ML +2.25%) due 09/15/2023		77,079	76,991
Caesars Resort Collection LLC FRS BTL-B 2.85% (1 ML +2.75%) due 12/23/2024		142,452	141,543
			218,534
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.81% (3 ML +3.69%) due 01/31/2026		96,000	95,040
Chemicals-Specialty — 0.1%
Axalta Coating Systems US Holdings, Inc. FRS BTL-B2 1.97% (3 ML +1.75%) due 06/01/2024		971,504	970,289
Diamond BC BV FRS BTL-B 3.50% (3 ML +3.00%) due 09/29/2028		125,000	124,094
Starfruit US HoldCo. LLC FRS BTL-B 3.10% (1 ML +3.00%) due 10/01/2025		112,370	111,761
			1,206,144
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.50%) due 03/03/2025		169,052	154,964
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		241,613	240,204
Techem Techem Verwaltungsgesellschaft FRS BTL-B4 2.38% (6 ME +2.38%) due 07/15/2025	EUR	70,979	79,354

248

WW International, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 04/13/2028	94,500	93,471
		567,993
Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 4.75% (3 ML +4.25%) due 09/01/2028	124,688	121,648
Trans Union LLC FRS 1st Lien 1.85% (1 ML +1.75%) due 11/16/2026	875,370	865,053
WEX, Inc. FRS BTL 2.35% (1 ML +2.25%) due 03/31/2028	243,163	241,643
		1,228,344
Computer Services — 0.1%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028	99,250	99,250
Tempo Acquisition LLC FRS BTL-B 3.35% (1 ML +3.25%) due 11/02/2026	185,040	185,214
		284,464
Containers-Paper/Plastic — 0.0%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028	83,300	83,062
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025	99,250	99,176
		182,238
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.35% (1 ML +2.25%) due 04/07/2025	61,623	60,641
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026	162,125	162,226
		222,867
Cruise Lines — 0.0%
Carnival Corp. FRS BTL-B 4.00% (3 ML +3.25%) due 10/18/2028	125,000	123,437
Data Processing/Management — 0.0%
Dun & Bradstreet Corp. FRS BTL 3.35% (1 ML +3.25%) due 02/06/2026	196,515	195,631
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL-B5 2.75% (1 ML +2.25%) due 11/08/2027	114,139	113,889
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.60% (1 ML +3.50%) due 12/17/2026	117,612	116,995
Disposable Medical Products — 0.0%
Medline Industries, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 10/23/2028	190,000	189,802
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. FRS BTL-B 4.00% (3 ML +3.50%) due 06/30/2028	109,450	109,382
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.10% (1 ML +4.00%) due 10/16/2026	132,638	132,401
Finastra USA, Inc. FRS BTL-B 4.50% (3 ML +3.50%) due 06/13/2024	218,051	216,844
UKG, Inc. FRS BTL 3.75% (1 ML +3.25%) due 05/04/2026	99,002	98,383
		447,628
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 2.85% (1 ML +2.75%) due 03/13/2028	99,250	98,731
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.10% (1 ML +3.00%) due 06/15/2025	96,500	95,837
FleetCor Technologies Operating Co., LLC FRS BTL-B4 1.85% (1 ML +1.75%) due 04/28/2028	482,576	476,544
		572,381

249

Finance-Investment Banker/Broker — 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027	260,361	260,500
Food-Baking — 0.0%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025	38,803	38,647
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025	102,387	101,974
		140,621
Food-Catering — 0.0%
Aramark Services, Inc. FRS BTL-B4 1.85% (1 ML +1.75%) due 01/15/2027	93,250	91,890
Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 2.35% (1 ML +2.25%) due 01/29/2027	98,500	97,022
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.10% (1 ML +2.00%) due 09/13/2026	131,963	130,416
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024	170,625	170,092
Scientific Games International, Inc. FRS BTL-B5 2.85% (1 ML +2.75%) due 08/14/2024	110,411	109,914
		280,006
Gas-Distribution — 0.0%
UGI Energy Services LLC FRS BTL-B 3.85% (1 ML +3.75%) due 08/13/2026	146,250	146,250
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 2.87% (3 ML +2.75%) due 04/25/2025	168,875	166,670
USI, Inc. FRS BTL 3.22% (3 ML +3.00%) due 05/16/2024	105,325	104,491
		271,161
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.72% (3 ML +3.50%) due 02/15/2027	98,992	97,755
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 3.23% (1 ML +3.13%) due 11/03/2023	156,433	155,930
Asurion LLC FRS BTL-B1 3.35% (1 ML +3.25%) due 12/23/2026	99,000	98,237
Asurion LLC FRS BTL-B4 5.35% (1 ML +5.25%) due 01/20/2029	100,000	99,541
Sedgwick Claims Management Services, Inc. FRS BTL 3.35% (1 ML +3.25%) due 12/31/2025	97,000	96,200
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.85% (1 ML +3.75%) due 09/03/2026	160,875	160,607
		610,515
Internet Content-Information/News — 0.0%
MH Sub I LLC FRS BTL 4.75% (1 ML +3.75%) due 09/13/2024	99,747	99,892
Investment Management/Advisor Services — 0.0%
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025	125,000	124,937
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.00% (1 ML +2.50%) due 05/30/2028	99,500	98,985
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025	97,020	96,313
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS 1st Lien 1.85% (1 ML +1.75%) due 03/01/2027	120,649	119,273
Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML +3.50%) due 07/30/2027	261,704	261,657
		380,930

250

Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.60% (1 ML +3.50%) due 09/30/2026		295,020	292,439
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.85% (1 ML +3.75%) due 10/10/2025		111,550	89,379
LGC Group Holdings, Ltd. FRS BTL-B 3.00% (1 ME +3.00%) due 04/21/2027	EUR	100,000	111,324
Quintiles IMS, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 03/07/2024		249,689	248,691
			449,394
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 3.10% (1 ML +3.00%) due 06/02/2025		61,813	61,504
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (3 ML +5.00%) due 03/27/2028		178,000	172,920
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028		99,500	99,864
Organon & Co. FRS BTL 3.50% (3 ML +3.00%) due 06/02/2028		120,521	120,571
			454,859
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.88% (1 ML +3.38%) due 12/23/2027		99,250	98,547
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027		98,835	99,021
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028		83,375	83,271
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024		97,449	97,339
Private Equity — 0.0%
SS&C European Holdings SARL FRS BTL-B4 1.85% (1 ML +1.75%) due 04/16/2025		15,529	15,339
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024		153,800	153,416
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 07/10/2028		100,000	99,708
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.00% (3 ML +4.25%) due 04/15/2028		99,500	98,405
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML +2.75%) due 10/19/2027		109,716	109,390
Retail-Automobile — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028		99,250	99,076
Retail-Building Products — 0.1%
LBM Acquisition LLC FRS BTL-B2 4.50% (3 ML +3.75%) due 12/17/2027		66,500	65,668
LBM Acquisition LLC FRS BTL-B coupon TBD due 12/17/2027		33,333	33,021
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML +3.75%) due 06/02/2028		109,725	109,437

251

White Cap Buyer LLC FRS BTL-B 4.50% (1 ML +4.00%) due 10/19/2027		103,950	103,993
			312,119
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.13% (3 ML +5.00%) due 04/16/2026		125,166	120,762
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028		99,750	99,875
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL 4.75% (3 ML +4.25%) due 03/31/2026		99,504	99,752
Retail-Restaurants — 0.1%
KFC Holding Co. FRS BTL-B 1.85% (1 ML +1.75%) due 03/15/2028		539,286	537,489
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B1 4.50% (3 ML +3.75%) due 03/06/2028		103,951	103,984
Security Services — 0.0%
Verisure Holding AB FRS BTL-B 3.25% (3 ME +3.25%) due 07/20/2026	EUR	115,000	130,082
Verisure Holding AB FRS BTL 3.25% (6 ME +3.25%) due 03/27/2028	EUR	100,000	113,059
			243,141
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL 2.11% (1 ML +2.00%) due 04/30/2028		100,000	98,156
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.35% (1 ML +2.25%) due 03/15/2027		98,000	96,775
Television — 0.0%
Gray Television, Inc. FRS BTL-C 2.60% (1 ML +2.50%) due 01/02/202		84,964	84,221
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025		84,492	65,059
Crown Finance US, Inc. FRS BTL-B1 9.25% (3 ML +8.25%) due 02/28/2025		3,666	3,900
			68,959
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028		104,738	104,633
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. FRS BTL 1.85% (1 ML +1.75%) due 08/01/2027		1,173,991	1,157,605
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B4 2.10% (1 ML +2.00%) due 08/10/2027		113,275	112,268
Total Loans (cost $16,739,058)			16,611,095
FOREIGN GOVERNMENT OBLIGATIONS — 3.7%
Banks-Special Purpose — 0.0%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		341,000	336,618
Sovereign — 3.7%
Arab Republic of Egypt Senior Notes 7.63% due 05/29/2032*		235,000	222,214
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		200,000	176,992
Arab Republic of Egypt Senior Bonds 8.75% due 09/30/2051*		200,000	178,560
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		200,000	181,276
Dominican Republic Senior Notes 5.88% due 01/30/2060		200,000	192,250
Dominican Republic Senior Notes 6.40% due 06/05/2049*		1,110,000	1,165,511
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*		350,000	378,963
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		2,090,000	2,027,300

252

Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		200,000	203,958
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	10,630,000	1,830,446
Finance Department Government of Sharjah Senior Notes 3.63% due 03/10/2033*		520,000	509,530
Government of Bermuda Senior Notes 2.38% due 08/20/2030*		200,000	199,500
Government of Hungary Senior Notes 1.63% due 04/28/2032	EUR	1,240,000	1,471,897
Government of Macedonia Senior Notes 3.68% due 06/03/2026*	EUR	480,000	578,586
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	645,000	653,365
Government of Romania Notes 2.75% due 04/14/2041	EUR	255,000	258,965
Government of Romania Senior Notes 3.00% due 02/14/2031		80,000	81,124
Government of Romania Senior Notes 3.38% due 02/08/2038	EUR	255,000	291,235
Government of Romania Senior Notes 4.00% due 02/14/2051*		200,000	199,692
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	730,000	936,987
Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026		200,000	199,660
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		200,000	212,750
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		200,000	194,611
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		200,000	221,752
Kingdom of Morocco Senior Notes 2.00% due 09/30/2030	EUR	585,000	646,887
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032		200,000	190,608
Kingdom of Saudi Arabia Senior Notes 2.00% due 07/09/2039	EUR	210,000	252,374
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		200,000	214,780
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046		200,000	234,352
Republic of Angola Senior Notes 8.00% due 11/26/2029		325,000	320,047
Republic of Angola Senior Notes 8.25% due 05/09/2028		200,000	200,640
Republic of Argentina Senior Notes 1.00% due 07/09/2029		15,093	5,471
Republic of Argentina Senior Notes 5.00% due 07/09/2035(3)		442,724	141,676
Republic of Benin Senior Notes 4.95% due 01/22/2035*	EUR	585,000	635,738
Republic of Chile Senior Notes 1.25% due 01/22/2051	EUR	1,005,000	1,028,437
Republic of Chile Senior Notes 3.10% due 05/07/2041		624,000	610,584
Republic of Chile Senior Bonds 3.25% due 09/21/2071		225,000	208,125
Republic of Colombia Senior Notes 3.13% due 04/15/2031		400,000	359,092
Republic of Colombia Senior Notes 3.88% due 04/25/2027		1,850,000	1,863,875
Republic of Croatia Notes 1.50% due 06/17/2031	EUR	990,000	1,166,286
Republic of Ecuador Senior Bonds 0.50% due 07/31/2040(3)		140,000	81,900
Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(3)		110,000	72,188
Republic of El Salvador Senior Notes 5.88% due 01/30/2025		80,000	49,801
Republic of Ghana Senior Notes 8.63% due 04/07/2034*		200,000	162,274
Republic of Guatemala Senior Notes 4.90% due 06/01/2030		200,000	215,250
Republic of Hungary Bonds 3.13% due 09/21/2051		200,000	196,749

253

Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	1,075,000	1,180,172
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		200,000	210,500
Republic of North Macedonia Senior Notes 2.75% due 01/18/2025	EUR	410,000	476,938
Republic of Panama Senior Notes 2.25% due 09/29/2032		200,000	189,750
Republic of Panama Senior Notes 3.87% due 07/23/2060		1,070,000	1,070,000
Republic of Panama Senior Notes 4.30% due 04/29/2053		200,000	214,702
Republic of Peru Senior Notes 2.78% due 01/23/2031		80,000	79,601
Republic of Peru Senior Notes 3.55% due 03/10/2051		40,000	41,600
Republic of Peru Senior Notes 3.60% due 01/15/2072		40,000	39,020
Republic of Philippines Senior Notes 1.75% due 04/28/2041	EUR	300,000	339,150
Republic of Senegal Senior Notes 4.75% due 03/13/2028	EUR	200,000	230,815
Republic of Senegal Senior Notes 6.25% due 05/23/2033		480,000	493,521
Republic of the Philippines Senior Notes 1.20% due 04/28/2033	EUR	1,085,000	1,225,597
Russian Federation Senior Notes 5.10% due 03/28/2035		200,000	235,750
Russian Federation Bonds 5.90% due 03/12/2031	RUB	142,880,000	1,616,993
State of Qatar Senior Notes 3.75% due 04/16/2030*		200,000	224,260
State of Qatar Senior Notes 4.40% due 04/16/2050		200,000	248,458
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		200,000	205,699
Sultanate of Oman Senior Bonds 6.75% due 01/17/2048*		200,000	203,220
United Mexican States Senior Notes 1.13% due 01/17/2030	EUR	210,000	231,649
United Mexican States Senior Notes 1.45% due 10/25/2033	EUR	1,305,000	1,378,531
United Mexican States Senior Notes 2.66% due 05/24/2031		200,000	195,002
United Mexican States Senior Notes 3.75% due 04/19/2071		300,000	269,700
United Mexican States Senior Notes 4.28% due 08/14/2041		766,000	793,768
United Mexican States Senior Notes 4.50% due 01/31/2050		200,000	212,000
United Mexican States Senior Bonds 4.75% due 03/08/2044		76,000	82,746
United Mexican States Bonds 7.75% due 05/29/2031	MXN	69,067,700	3,409,753
			36,523,153
Total Foreign Government Obligations (cost $39,269,567)			36,859,771
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(12)		1,359	17,665
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(7)(12)		11,973	16,164
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(7)(12)		3,065	1,257
Total Common Stocks (cost $52,566)			35,086
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Cellular Telecom — 0.0%
Vodafone Group PLC 5.13% due 06/04/2081		36,000	36,810
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)		127,000	134,937
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		94,000	96,153
Electric-Integrated — 0.1%
CMS Energy Corp. 3.75% due 12/01/2050		55,000	54,038
CMS Energy Corp. 4.75% due 06/01/2050		73,000	79,387

254

Dominion Resources, Inc. 5.75% due 10/01/2054	80,000	85,386
		218,811
Insurance-Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	111,000	115,507
Prudential Financial, Inc. 5.70% due 09/15/2048	57,000	63,905
Voya Financial, Inc. 4.70% due 01/23/2048	66,000	66,337
		245,749
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	184,000	172,960
Metal-Diversified — 0.0%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(13)	200,000	207,242
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(13)	126,000	135,135
Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)	91,000	72,686
Enterprise Products Operating LLC 5.25% due 08/16/2077	71,000	72,534
		145,220
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	167,000	171,569
Transport-Equipment & Leasing — 0.0%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	200,000	216,000
Total Preferred Securities/Capital Securities (cost $1,745,785)		1,780,586
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(7)(12) (cost $296)	3,100	65
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(7)	22	132
Paragon Offshore Finance Co. Escrow Loans†(7)	587	0
Total Escrows and Litigation Trusts (cost $587)		132
Total Long-Term Investment Securities (cost $1,126,010,398)		1,145,708,992

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(16) (cost $13,587,826)	13,587,826	13,587,826
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(17)	1,615,000	1,615,000
Barclays Capital, Inc. Joint Repurchase Agreement(17)	1,250,000	1,250,000
BNP Paribas SA Joint Repurchase Agreement(17)	1,085,000	1,085,000
Deutsche Bank AG Joint Repurchase Agreement(17)	1,585,000	1,585,000
RBS Securities, Inc. Joint Repurchase Agreement(17)	1,585,000	1,585,000
Total Repurchase Agreements (cost $7,120,000)		7,120,000
TOTAL INVESTMENTS (cost $1,146,718,224)	118.5%	1,166,416,818
Liabilities in excess of other assets	(18.5)	(182,159,492)
NET ASSETS	100.0%	$984,257,326

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $175,014,807 representing 17.8% of net assets.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2021.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Collateralized Loan Obligation
(7)	Securities classified as Level 3 (see Note 1).
(8)	Principal amount of security is adjusted for inflation.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

255

(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2021, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$16,164	$1.35	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	17,665	13.00	0.00
Hi-Crush, Inc.	01/29/2021	3,065	4,043	1,257	0.41	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	65	0.02	0.00
				$35,151		0.00%

(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	The rate shown is the 7-day yield as of December 31, 2021.
(17)	See Note 2 for details of Joint Repurchase Agreements.
BRL	— Brazilian Real
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EUR	— Euro Currency
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SCRT	— Seasoned Credit Risk Transfer Trust
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TBD	— Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with the purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2021 and unless otherwise indicated, the dates shown are the original maturity dates.

Index Legend

1 ME – 1 Month Euribor

1 ML – 1 Month USD LIBOR

3 ME – 3 Month Euribor

3 ML – 3 Month USD LIBOR

6 ME – 6 Month Euribor

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

12 MTA – 12 Month USD Treasury Average Index

1 Yr USTYCR – 1 Year US Treasury Curve Rate

COFI – 11th District Cost of Funds

Futures Contracts
Number
of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
6	Short	Euro Buxl 30 Year Bonds	March 2022	$1,476,748	$1,412,241	$64,507
55	Short	Euro BTP	March 2022	9,314,350	9,205,396	108,954
62	Short	Euro Bund	March 2022	12,257,428	12,096,490	160,938
16	Short	U.S. Treasury 2 Year Notes	March 2022	3,502,875	3,490,750	12,125
						$346,524

						Unrealized
						(Depreciation)
99	Long	U.S. Treasury 5 Year Notes	March 2022	$11,976,711	$11,976,680	$(31)
73	Long	U.S. Treasury 10 Year Notes	March 2022	9,544,114	9,524,219	(19,895)
24	Long	U.S. Treasury Long Bonds	March 2022	3,908,531	3,850,500	(58,031)
214	Short	U.S. Treasury 10 Year Ultra Bonds	March 2022	30,960,555	31,337,625	(377,070)
66	Short	U.S. Treasury Ultra Bonds	March 2022	12,895,640	13,010,250	(114,610)
						$(569,637)
		Net Unrealized Appreciation (Depreciation)				$(223,113)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A	BRL	4,755,000	USD	835,515	03/16/2022	$-	$(3,294)

BNP Paribas SA	MXN	49,880,000	USD	2,334,987	03/16/2022	-	(70,562)

Deutsche Bank AG	EUR	583,000	USD	657,682	01/31/2022	-	(6,422)
	EUR	11,840,000	USD	13,427,448	03/16/2022	-	(72,189)
						-	(78,611)
Goldman Sachs International	RUB	76,950,000	USD	1,021,946	03/16/2022	7,398	-

State Street Bank and Trust Co.	USD	106,563	EUR	94,000	01/31/2022	514	-

Unrealized Appreciation (Depreciation)						$7,912	$(152,467)

BRL — Brazilian Real
EUR — Euro Currency
MXN — Mexican Peso
RUB — Russian Ruble
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$-	$132,385,295	$-	$132,385,295
U.S. Corporate Bonds & Notes	-	257,069,793	-	257,069,793
Foreign Corporate Bonds & Notes	-	52,096,266	-	52,096,266
U.S. Government Agencies	-	262,224,826	-	262,224,826
U.S. Government Treasuries	-	382,257,842	-	382,257,842
Municipal Bond & Notes	-	4,388,235	-	4,388,235
Loans	-	16,611,095	-	16,611,095
Foreign Government Obligations	-	36,859,771	-	36,859,771
Common Stocks:
Coal	-	17,665	-	17,665
Other Industries	-	-	17,421	17,421
Preferred Securities/Capital Securities	-	1,780,586	-	1,780,586
Warrants	-	-	65	65
Escrows and Litigation Trusts	-	-	132	132
Short-Term Investment Securities	13,587,826	-	-	13,587,826
Repurchase Agreements	-	7,120,000	-	7,120,000
Total Investments at Value	$13,587,826	$1,152,811,374	$17,618	$1,166,416,818

Other Financial Instruments:†
Futures Contracts	$346,524	$-	$-	$346,524
Forward Foreign Currency Contracts	-	7,912	-	7,912
Total Other Financial Instruments	$346,524	$7,912	$-	$354,436

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$569,637	$-	$-	$569,637
Forward Foreign Currency Contracts	-	152,467	-	152,467
Total Other Financial Instruments	$569,637	$152,467	$-	$722,104

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

256

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount(13)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS— 30.0%
Sovereign — 30.0%

Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(1)	AUD	12,768,780	$10,213,424
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(1)	AUD	3,684,949	3,101,193
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	3,500,000	2,843,322
Federal Republic of Germany Bonds 0.10% due 04/15/2023(1)	EUR	18,202,437	21,454,011
Government of Canada Bonds 2.00% due 12/01/2041(1)	CAD	13,718,204	15,637,765
Government of France Bonds 0.10% due 03/01/2025(1)	EUR	5,135,228	6,256,245
Government of France Bonds 0.10% due 03/01/2026*(1)	EUR	3,627,505	4,535,966
Government of France Bonds 0.10% due 07/25/2031*(1)	EUR	7,785,300	10,473,751
Government of France Bonds 0.25% due 07/25/2024(1)	EUR	15,580,971	19,079,531
Government of France Bonds 2.10% due 07/25/2023*(1)	EUR	6,983,879	8,522,830
Government of Japan Bonds 0.10% due 03/10/2025(1)	JPY	474,662,900	4,223,398
Government of Japan Bonds 0.10% due 03/10/2027(1)	JPY	2,101,056,302	19,169,422
Government of Japan Bonds 0.10% due 03/10/2028(1)	JPY	364,921,200	3,280,262
Government of New Zealand Notes 2.27% due 09/20/2025(1)	NZD	2,675,903	1,974,374
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	1,210,000	1,553,089
Kingdom of Spain Senior Notes 0.65% due 11/30/2027*(1)	EUR	3,251,670	4,247,200
Republic of Indonesia Senior Notes 1.10% due 03/12/2033	EUR	440,000	483,047
Republic of Italy Senior Notes 2.35% due 09/15/2024*(1)	EUR	18,876,396	23,984,559
Republic of Italy Senior Notes 2.60% due 09/15/2023*(1)	EUR	9,186,450	11,367,951
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(1)	GBP	10,035,246	14,865,065
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2026(1)	GBP	6,016,961	9,437,192
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024(1)	GBP	11,137,183	17,843,667

Total Foreign Government Obligations (cost $206,711,245)			214,547,264
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Mtg. Corp. — 0.6%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA3, Class M2 1.95% (1 ML + 1.85%) due 09/25/2049*(2)		961,002	963,412
Series 2018-HQA1, Class M2 2.40% (1 ML+2.30%) due 09/25/2030(2)		2,289,969	2,315,824
Series 2019-HQA1, Class M2 2.45% (1 ML + 2.35%) due 02/25/2049*(2)		1,118,456	1,127,620
			4,406,856
Federal National Mtg. Assoc. — 1.9%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2 2.25% (1 ML+2.15%) due 10/25/2030(2)		2,656,039	2,687,983
Series 2019-R03, Class 1M2 2.25% (1 ML+2.15%) due 09/25/2031*(2)		113,913	114,349
Series 2018-C02, Class 2M2 2.30% (1 ML+2.20%) due 08/25/2030(2)		2,344,270	2,365,290
Series 2018-C01, Class 1M2 2.35% (1 ML+2.25%) due 07/25/2030(2)		2,464,940	2,492,781
Series 2018-C05, Class 1M2 2.45% (1 ML+2.35%) due 01/25/2031(2)		2,816,964	2,845,213
Series 2018-R07, Class 1M2 2.50% (1 ML+2.40%) due 04/25/2031*(2)		135,188	135,746
Series 2018-C04, Class 2M2 2.65% (1 ML+2.55%) due 12/25/2030(2)		2,493,507	2,539,185
			13,180,547
Total U.S. Government Agencies (cost $17,647,880)			17,587,403
U.S. GOVERNMENT TREASURIES — 50.7%
United States Treasury Bonds TIPS(1)— 2.1%
0.13% due 02/15/2051		493,872	585,277
0.25% due 02/15/2050		4,854,988	5,878,897
0.75% due 02/15/2045		1,831,846	2,359,073
0.88% due 02/15/2047		2,611,740	3,529,267
1.00% due 02/15/2048		1,368,023	1,919,373

257

1.00% due 02/15/2049	642,839	913,007
		15,184,894
United States Treasury Notes TIPS(1)— 48.6%
0.13% due 07/15/2026	25,119,205	27,276,905
0.13% due 07/15/2030	36,479,924	40,830,440
0.13% due 07/15/2031	8,645,562	9,722,205
0.25% due 07/15/2029	53,374,869	59,825,722
0.38% due 01/15/2027	22,613,746	24,878,212
0.50% due 01/15/2028	3,833,854	4,290,922
0.63% due 01/15/2026	58,702,032	64,480,514
0.75% due 07/15/2028	14,386,635	16,480,283
0.88% due 01/15/2029(12)	86,627,886	100,207,483
		347,992,686
Total U.S. Government Treasuries (cost $345,871,558)		363,177,580
ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
AASET Trust Series 2020-1A, Class A 3.35% due 01/16/2040*	249,578	234,227
Atrium XIII FRS Series 13A, Class A1 1.30% (3 ML+1.18%) due 11/21/2030*(7)	3,700,000	3,701,595
Bain Capital Credit CLO, Ltd. FRS Series 2019-1A, Class AR 1.25% (3 ML+1.13%) due 04/19/2034*(7)	1,370,000	1,369,656
BANK VRS Series 2019-BN18, Class XA 0.90% due 05/15/2062(3)(4)(5)	6,947,873	391,221
BANK VRS Series 2020-BN29, Class XA 1.35% due 11/15/2053(3)(4)(5)	7,166,704	701,767
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 2.32% due 08/25/2035(2)(3)	573,933	572,816
Benchmark Mtg. Trust VRS Series 2019-B10, Class XA 1.23% due 03/15/2062(3)(4)(5)	7,596,915	523,301
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.52% due 01/15/2054(3)(4)(5)	2,709,708	310,385
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.27% (3 ML+1.15%) due 04/19/2034*(7)	1,980,000	1,980,554
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	775,984	769,898
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(2)(3)	208,231	208,195
CSMC Trust VRS Series 2021-RPL2, Class M3 3.46% due 01/25/2060*(2)(3)	279,423	288,188
DBJPM Mtg. Trust VRS Series 2020-C9, Class XA 1.71% due 09/15/2053(3)(4)(5)	2,090,840	195,520
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 1.09% (3 ML+0.97%) due 04/15/2031*(7)	2,045,000	2,043,910
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 1.22% (3 ML+1.10%) due 01/15/2031*(7)	2,500,000	2,501,965
LCM XX LP FRS Series -20A, Class AR 1.17% (3 ML+1.04%) due 10/20/2027*(7)	839,267	839,235
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(2)(6)	427,765	424,036
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(7)	820,000	819,793
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	600,000	599,454
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(2)(3)	581,228	577,859
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(2)(6)	225,156	224,506
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(2)(6)	392,795	389,002
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(2)(6)	632,081	628,234
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(2)(6)	822,021	813,383
Regatta VI Funding, Ltd. FRS Series 2016-1A, Class AR2 1.29% (3 ML+1.16%) due 04/20/2034*(7)	1,450,000	1,448,855
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.27% (3 ML + 1.15%) due 07/15/2035*(7)	845,000	845,702
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.23% (3 ML + 1.11%) due 07/15/2036*(7)	1,425,000	1,424,642
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.19% (3 ML+1.07%) due 04/25/2034*(7)	1,620,000	1,619,592

258

Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(2)(3)	174,645	173,326
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	580,000	596,434
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(3)	1,568,433	1,564,818
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(6)	201,329	200,881
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.36% (3 ML+1.24%) due 04/15/2034*(7)	640,000	639,500
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(2)(3)	476,870	471,888
VOLT LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	743,742	739,765
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(7)	1,285,000	1,285,207
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	515,000	516,231
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	203,975	203,660
Total Asset Backed Securities (cost $32,944,805)		32,839,201
U.S. CORPORATE BONDS & NOTES — 1.9%
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	237,000	244,999
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	890,000	907,907
Cable/Satellite TV — 0.1%
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	870,000	814,537
Computer Services — 0.2%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,200,000	1,221,000
Consulting Services — 0.1%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	875,000	894,600
Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	888,000	924,630
Finance-Leasing Companies — 0.2%
BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,000,000	998,599
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,110,000	1,164,124
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 3.38% due 08/15/2030	870,000	854,905
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	830,000	854,900
Internet Security — 0.0%
NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	200,000	201,525
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.63% due 12/15/2029	815,000	878,945
Pipelines — 0.2%
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	1,100,000	1,335,268
Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	633,000	632,380
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	500,000	499,345
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	1,200,000	1,272,201
Total U.S. Corporate Bonds & Notes (cost $13,799,177)		13,699,865
FOREIGN CORPORATE BONDS & NOTES — 0.3%
Energy-Alternate Sources — 0.0%
FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	200,000	219,252
Networking Products — 0.0%
Nokia Oyj Senior Notes 4.38% due 06/12/2027	195,000	210,600

259

Oil Companies — Integrated - 0.3%
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		1,035,000	1,096,065
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031		610,000	592,752
			1,688,817
Total Foreign Corporate Bonds & Notes (cost $2,183,814)			2,118,669
LOANS(9)(10)(11) — 4.7%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.63% (3 ML +3.50%) due 08/21/2026		278,588	274,365
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-F 2.35% (1 ML +2.25%) due 12/09/2025		290,307	286,084
Airlines — 0.1%
Air Canada FRS BTL-B 4.25% (3 ML +3.50%) due 08/11/2028		100,000	99,604
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML +3.75%) due 10/20/2027		120,000	126,735
United Airlines, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 04/21/2028		138,950	139,085
WestJet Airlines, Ltd. FRS BTL-B 4.00% (3 ML +3.00%) due 12/11/2026		151,900	147,111
			512,535
Airport Development/Maintenance — 0.0%
Brown Group Holding LLC FRS BTL-B coupon TBD due 06/07/2028		249,331	248,708
Apparel Manufacturers — 0.1%
ABG Intermediate Holdings 2 LLC FRS BTL-B coupon TBD due 12/08/2028		133,209	132,543
ABG Intermediate Holdings 2 LLC FRS BTL-B3 coupon TBD due 12/08/2028		20,896	20,791
ABG Intermediate Holdings 2 LLC FRS BTL-B1 coupon TBD due 12/21/2028		20,896	20,791
Birkenstock US Bidco, Inc. FRS BTL-B 3.75% (6 ML +3.25%) due 04/28/2028		134,325	133,821
			307,946
Applications Software — 0.1%
RealPage, Inc. FRS 1st Lien 3.75% (1 ML +3.25%) due 04/24/2028		359,100	357,664
SS&C Technologies, Inc. FRS BTL-B5 1.85% (1 ML +1.75%) due 04/16/2025		616,123	608,593
			966,257
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 2.44% (3 ML +2.25%) due 11/13/2025		184,300	183,071
Auto/Truck Parts & Equipment-Original — 0.1%
Clarios Global LP FRS BTL-B 3.25% (1 ME +3.25%) due 04/30/2026	EUR	241,688	273,384
Clarios Global LP FRS BTL-B 3.35% (1 ML +3.25%) due 04/30/2026		169,042	167,774
			441,158
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 3.60% (1 ML +3.50%) due 04/10/2028		134,325	134,181
Bicycle Manufacturing — 0.0%
SRAM LLC FRS BTL-B 3.25% (1 ML +2.75%) due 05/18/2028		92,727	92,611
Broadcast Services/Program — 0.0%
NEP Group, Inc. FRS BTL 3.35% (1 ML +3.25%) due 10/20/2025		106,700	104,366
Building & Construction Products-Misc. — 0.0%
ACProducts Holdings, Inc. FRS BTL-B 4.75% (3 ML +4.25%) due 05/17/2028		263,675	259,555

260

Building Products-Air & Heating — 0.0%
Ingersoll-Rand Services Co. FRS BTL-B 1.85% (1 ML +1.75%) due 03/01/2027		176,850	174,833
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 2.60% (1 ML +2.50%) due 02/01/2027		246,241	243,214
Building Products-Doors & Windows — 0.2%
Chamberlain Group, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 11/03/2028		210,000	209,737
Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 04/12/2028		880,539	878,558
			1,088,295
Building-Heavy Construction — 0.0%
PowerTeam Services LLC FRS BTL 4.25% (3 ML +3.25%) due 03/06/2025		296,210	284,732
Cable/Satellite TV — 0.2%
Cable One, Inc. FRS BTL-B4 2.10% (1 ML +2.00%) due 05/03/2028		243,775	243,470
CSC Holdings LLC FRS BTL 2.36% (1 ML +2.25%) due 01/15/2026		607,813	599,266
UPC Financing Partnership FRS BTL 3.11% (1 ML +3.00%) due 01/31/2029		240,000	239,010
			1,081,746
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 2.35% (1 ML +2.25%) due 09/15/2023		243,913	243,634
Caesars Resort Collection LLC FRS BTL-B 2.85% (1 ML +2.75%) due 12/23/2024		338,539	336,381
			580,015
Cellular Telecom — 0.0%
Numericable Group SA FRS BTL-B 3.81% (3 ML +3.69%) due 01/31/2026		193,939	192,000
Chemicals-Specialty — 0.2%
ASP Unifrax Holdings, Inc. FRS BTL-B1 3.97% (3 ML +3.75%) due 12/12/2025		311,557	306,884
Diamod BC BV FRS BTL-B 3.50% (3 ML +3.00%) due 09/29/2028		350,000	347,462
Element Solutions, Inc. FRS BTL-B 2.09% (1 ML +2.00%) due 01/31/2026		164,929	164,281
Starfruit US HoldCo. LLC FRS BTL-B 3.10% (1 ML +3.00%) due 10/01/2025		97,144	96,618
Starfruit Finco BV FRS BTL-B 3.25% (1 ME +3.25%) due 10/01/2025	EUR	94,413	106,112
			1,021,357
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL-B1 4.50% (3 ML +3.25%) due 03/03/2025		195,438	179,151
Brightview Landscapes LLC FRS BTL-B 2.63% (1 ML +2.50%) due 08/15/2025		169,724	168,734
WW International, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 04/13/2028		132,300	130,859
			478,744
Commercial Services-Finance — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 4.75% (3 ML +4.25%) due 09/01/2028		249,375	243,297
WEX, Inc. FRS BTL 2.35% (1 ML +2.25%) due 03/31/2028		287,825	286,026
			529,323
Computer Services — 0.1%
Peraton Corp. FRS BTL-B 4.50% (1 ML +3.75%) due 02/01/2028		143,913	143,913
Science Applications International Corp. FRS BTL-B 1.98% (1 ML +1.88%) due 10/31/2025		355,933	355,340

261

Tempo Acquisition LLC FRS BTL-B 3.35% (1 ML +3.25%) due 11/02/2026		127,761	127,880
			627,133
Consulting Services — 0.1%
AlixPartners LLP FRS BTL-B 3.25% (1 ML +2.75%) due 02/04/2028		223,313	222,196
Ensemble RCM LLC FRS BTL 3.88% (3 ML +3.75%) due 08/03/2026		113,835	113,665
			335,861
Consumer Products-Misc. — 0.0%
Reynolds Consumer Products LLC FRS BTL 1.85% (1 ML +1.75%) due 02/04/2027		86,129	85,569
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS BTL-B 4.25% (1 ML +3.75%) due 03/11/2028		217,944	217,308
Berlin Packaging LLC FRS BTL-B 4.25% (3 ML +3.75%) due 03/11/2028		46,394	46,258
			263,566
Containers-Paper/Plastic — 0.1%
Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML +3.50%) due 03/02/2028		193,005	192,453
Pretium Packaging Holdings, Inc. FRS 1st Lien 4.50% (3 ML +4.00%) due 10/02/2028		100,000	99,697
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML +3.75%) due 11/03/2025		262,939	262,742
			554,892
Cosmetics & Toiletries — 0.1%
Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML +3.75%) due 10/01/2026		353,727	353,948
Cruise Lines — 0.1%
Carnival Corp. FRS BTL-B 4.00% (3 ML +3.25%) due 10/18/2028		295,000	291,312

Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 3.35% (1 ML +3.25%) due 02/06/2026		260,382	259,211
Evertec Group LLC FRS BTL-B 3.60% (1 ML +3.50%) due 11/27/2024		309,407	309,330
			568,541
Diagnostic Equipment — 0.1%
Avantor, Inc. FRS BTL-B5 2.75% (1 ML +2.25%) due 11/08/2027		272,941	272,344
Avantor Funding, Inc. FRS BTL-B 2.50% (1 ME +2.50%) due 06/12/2028	EUR	99,500	112,827
			385,171
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL 3.60% (1 ML +3.50%) due 12/17/2026		142,114	141,368
Disposable Medical Products — 0.1%
Medline Industries, Inc. FRS BTL-B 3.75% (1 ML +3.25%) due 10/23/2028		325,000	324,661
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. FRS BTL 2.10% (1 ML +2.00%) due 01/15/2027		263,925	261,993
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. FRS BTL-B 4.00% (3 ML +3.50%) due 06/30/2028		174,125	174,016
Enterprise Software/Service — 0.1%
Dcert Buyer, Inc. FRS BTL-B 4.10% (1 ML +4.00%) due 10/16/2026		201,413	201,053
MA FinanceCo. LLC FRS BTL-B 2.85% (1 ML +2.75%) due 06/21/2024		24,267	24,065
Mitchell International, Inc. FRS BTL-B 4.25% (1 ML +3.75%) due 10/15/2028		230,000	228,491
Seattle SpinCo, Inc. FRS BTL-B3 2.85% (1 ML +2.75%) due 06/21/2024		163,879	162,513

262

UKG, Inc. FRS BTL 3.75% (1 ML +3.25%) due 05/04/2026		99,002	98,383
Ultimate Software Group, Inc. FRS 1st Lien 3.85% (1 ML +3.75%) due 05/04/2026		97,750	97,432
			811,937
Entertainment Software — 0.0%
Playtika Holding Corp. FRS BTL 2.85% (1 ML +2.75%) due 03/13/2028		138,950	138,224
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.10% (1 ML +3.00%) due 06/15/2025		290,955	288,954
FleetCor Technologies Operating Co., LLC FRS BTL-B4 1.85% (1 ML +1.75%) due 04/28/2028		154,225	152,298
			441,252
Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML +3.75%) due 04/09/2027		304,573	304,736
Food-Baking — 0.1%
Hostess Brands, LLC FRS BTL 3.00% (1 ML +2.25%) due 08/03/2025		79,781	79,460
Hostess Brands, LLC FRS BTL 3.00% (3 ML +2.25%) due 08/03/2025		210,514	209,666
			289,126
Food-Catering — 0.1%
Aramark Services, Inc. FRS BTL-B1 1.85% (1 ML +1.75%) due 03/11/2025		375,000	369,844
Food-Misc./Diversified — 0.0%
8th Avenue Food & Provisions, Inc. FRS BTL 3.85% (1 ML +3.75%) due 10/01/2025		145,500	143,135
Froneri US, Inc. FRS BTL 2.35% (1 ML +2.25%) due 01/29/2027		108,350	106,725
			249,860
Food-Wholesale/Distribution — 0.0%
US Foods, Inc. FRS BTL-B 2.10% (1 ML +2.00%) due 09/13/2026		166,175	164,228
Gambling (Non-Hotel) — 0.0%
Golden Entertainment, Inc. FRS 1st Lien 3.75% (1 ML +3.00%) due 10/21/2024		81,864	81,608
Gas-Distribution — 0.1%
UGI Energy Services LLC FRS BTL-B 3.85% (1 ML +3.75%) due 08/13/2026		297,375	297,375
Golf — 0.0%
MajorDrive Holdings IV LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/01/2028		164,175	163,919
Industrial Automated/Robotic — 0.0%
Concorde Midco, Ltd. FRS BTL-B 4.00% (6 ME +4.00%) due 03/01/2028	EUR	100,000	114,087
Industrial Gases — 0.0%
Messer Industries GmbH FRS BTL-B 2.50% (3 ME +2.50%) due 03/02/2026	EUR	72,222	81,351
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 2.87% (3 ML +2.75%) due 04/25/2025		266,040	262,567
HUB International, Ltd. FRS BTL-B coupon TBD due 04/25/2025		100,000	99,896
USI, Inc. FRS BTL 3.22% (3 ML +3.00%) due 05/16/2024		266,646	264,534
			626,997
Insurance-Multi-line — 0.0%
Acrisure LLC FRS BTL-B 3.72% (3 ML +3.50%) due 02/15/2027		158,388	156,408

263

Insurance-Property/Casualty — 0.2%
Asurion LLC FRS BTL-B1 3.35% (1 ML +3.25%) due 12/23/2026		160,960	159,719
Asurion LLC FRS BTL-B3 5.35% (1 ML +5.25%) due 01/31/2028		145,000	144,728
Asurion LLC FRS BTL-B4 5.35% (1 ML +5.25%) due 01/20/2029		125,000	124,427
Sedgwick Claims Management Services, Inc. FRS BTL 3.35% (1 ML +3.25%) due 12/31/2025		518,950	514,669
Sedgwick Claims Management Services, Inc. FRS BTL-B 3.85% (1 ML +3.75%) due 09/03/2026		195,000	194,675
			1,138,218
Internet Content-Entertainment — 0.0%
Adevinta ASA FRS BTL-B 3.00% (3 ME +3.25%) due 06/26/2028	EUR	100,000	114,053
Internet Content-Information/News — 0.0%
MH Sub I LLC FRS BTL 4.75% (1 ML +3.75%) due 09/13/2024		99,747	99,892
Internet Security — 0.0%
Proofpoint, Inc. FRS 1st Lien 3.75% (3 ML +3.25%) due 08/31/2028		160,000	159,480
Investment Management/Advisor Services — 0.1%
NFP Corp. FRS BTL 3.35% (1 ML +3.25%) due 02/15/2027		126,100	123,916
Russell Investments US Institutional Holdco, Inc. FRS BTL 4.50% (3 ML +3.50%) due 05/30/2025		250,000	249,875
			373,791
Lasers-System/Components — 0.0%
II-VI, Inc. FRS BTL-B coupon TBD due 12/08/2028		195,000	194,512
Leisure Products — 0.0%
Hayward Industries, Inc. FRS BTL 3.00% (1 ML +2.50%) due 05/30/2028		199,000	197,969
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 3.25% (1 ML +2.75%) due 08/01/2025		97,508	96,796
Machinery-General Industrial — 0.0%
Vertical US Newco, Inc. FRS BTL-B 4.00% (6 ML +3.50%) due 07/30/2027		217,264	217,225
Medical Information Systems — 0.1%
Zelis Payments Buyer, Inc. FRS BTL 3.60% (1 ML +3.50%) due 09/30/2026		392,040	388,610
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.85% (1 ML +3.75%) due 10/10/2025		669,300	536,277
ICON Luxembourg SARL FRS BTL 2.75% (3 ML +2.25%) due 07/03/2028		72,596	72,566
LGC Group Holdings, Ltd. FRS BTL-B 3.00% (1 ME +3.00%) due 04/21/2027	EUR	100,000	111,324
Quintiles IMS, Inc. FRS BTL-B 1.85% (1 ML +1.75%) due 03/07/2024		190,510	189,748
			909,915
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 2.88% (1 ML +2.75%) due 01/04/2026		221,306	219,646
Medical-Drugs — 0.2%
Bausch Health Americas, Inc. FRS BTL 2.85% (1 ML +2.75%) due 11/27/2025		568,795	564,796
Endo Luxembourg Finance Co. I SARL FRS BTL 5.75% (3 ML +5.00%) due 03/27/2028		169,505	164,668
Indigo Merger Sub, Inc. FRS BTL 2.75% (3 ML +2.25%) due 07/03/2028		18,087	18,080
Jazz Financing Lux SARL FRS BTL 4.00% (1 ML +3.50%) due 05/05/2028		228,850	229,688
Organon & Co. FRS BTL 3.50% (3 ML +3.00%) due 06/02/2028		361,563	361,713
			1,338,945

264

Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 4.50% (1 ML +3.75%) due 08/31/2026	472,716	472,125
Medical-Nursing Homes — 0.0%
ADMI Corp. FRS BTL-B2 3.88% (1 ML +3.38%) due 12/23/2027	124,063	123,184
ADMI Corp. FRS BTL-B3 4.00% (1 ML +3.50%) due 12/23/2027	99,750	99,487
		222,671
Medical-Wholesale Drug Distribution — 0.0%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML +4.00%) due 10/01/2027	212,212	212,610
Multimedia — 0.0%
EW Scripps Co. FRS BTL-B3 3.75% (1 ML +3.00%) due 01/07/2028	83,375	83,271
Patient Monitoring Equipment — 0.0%
Insulet Corp. FRS BTL-B 3.75% (1 ML +3.25%) due 05/04/2028	99,500	99,624
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML +2.50%) due 03/01/2024	67,497	67,421
Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	152,999	152,463
Grizzly Finco FRS BTL 3.38% (3 ML +3.25%) due 10/01/2025	227,363	226,857
Medallion Midland Acquisition LLC FRS BTL-B 4.50% (1 ML +3.75%) due 10/18/2028	244,852	243,118
		622,438
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML +2.50%) due 02/01/2024	750,000	748,125
Protection/Safety — 0.0%
APX Group, Inc. FRS BTL-B 4.00% (1 ML +3.50%) due 07/10/2028	185,000	184,460
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL 3.00% (1 ML +2.25%) due 10/15/2025	195,326	194,993
Rental Auto/Equipment — 0.2%
PECF USS Intermediate Holding Corp. FRS BTL-B coupon TBD due 12/15/2028	125,000	125,063
United Rentals North America, Inc. FRS BTL 1.85% (1 ML +1.75%) due 10/31/2025	996,624	1,000,006
		1,125,069
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. FRS BTL-B 5.00% (3 ML +4.25%) due 04/15/2028	218,900	216,492
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML +2.75%) due 10/19/2027	221,489	220,832
Retail-Automobile — 0.0%
Belron Finance US LLC FRS BTL-B 3.25% (3 ML +2.75%) due 04/13/2028	119,100	118,892
Retail-Building Products — 0.1%
Beacon Roofing Supply, Inc. FRS BTL-B 2.35% (1 ML +2.25%) due 05/19/2028	295,735	293,812
LBM Acquisition LLC FRS BTL-B2 4.50% (3 ML +3.75%) due 12/17/2027	142,974	141,187
LBM Acquisition LLC FRS BTL-B 4.50% (3 ML +3.75%) due 12/17/2027	71,667	70,995
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML +3.75%) due 06/02/2028	294,263	293,490
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML +4.00%) due 10/19/2027	118,800	118,850
		918,334

265

Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.13% (3 ML +5.00%) due 04/16/2026		195,000	188,140
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML +3.75%) due 02/11/2028		99,750	99,875
Retail-Petroleum Products — 0.0%
EG America LLC FRS BTL 4.75% (3 ML +4.25%) due 03/31/2026		154,231	154,616
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML +2.75%) due 02/05/2025		285,364	284,651
Restaurant Brand International FRS BTL-B 1.85% (1 ML +1.75%) due 11/19/2026		267,522	263,955
			548,606
Retail-Sporting Goods — 0.0%
Great Outdoors Group LLC FRS BTL-B1 4.50% (3 ML +3.75%) due 03/06/2028		242,554	242,630
Security Services — 0.1%
Verisure Holding AB FRS BTL-B 3.25% (3 ME +3.25%) due 07/20/2026	EUR	155,000	175,328
Verisure Holding AB FRS BTL 3.25% (6 ME +3.25%) due 03/27/2028	EUR	305,000	344,831
			520,159
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 2.13% (1 ML +2.00%) due 11/17/2025		394,355	393,369
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 2.35% (1 ML +2.25%) due 03/15/2027		166,600	164,517
Television — 0.1%
Gray Television, Inc. FRS BTL-C 2.60% (1 ML +2.50%) due 01/02/2026		556,516	551,647
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 3.50% (3 ML +2.50%) due 02/28/2025		605,030	465,873
Crown Finance US, Inc. FRS BTL-B1 9.25% (3 ML +8.25%) due 02/28/2025		26,253	27,927
			493,800
Therapeutics — 0.0%
Horizon Therapeutics USA, Inc. FRS BTL-B 2.25% (1 ML +1.75%) due 03/15/2028		163,763	163,046
Transactional Software — 0.0%
Solera LLC FRS BTL-B 4.50% (3 ML +4.00%) due 06/02/2028		239,400	239,161
Transport-Services — 0.0%
Savage Enterprises, LLC FRS BTL-B 3.75% (1 ML +3.25%) due 09/15/2028		208,950	208,493
Transport-Truck — 0.0%
Pods, LLC FRS BTL-B 3.75% (1 ML +3.00%) due 03/31/2028		99,030	98,623
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. FRS BTL 1.85% (1 ML +1.75%) due 08/01/2027		236,033	232,738
Web Hosting/Design — 0.0%
Go Daddy Operating Co. LLC FRS BTL-B 1.85% (1 ML +1.75%) due 02/15/2024		108,802	108,144
Go Daddy Operating Co. LLC FRS BTL-B4 2.10% (1 ML +2.00%) due 08/10/2027		113,275	112,268
			220,412
Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc. FRS BTL 4.50% (1 ML +4.00%) due 10/02/2028		124,688	124,532
Total Loans (cost $34,155,473)			33,744,852
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.† (cost $0)		56	224

266

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(8) (cost $0)	233	1,401
Total Long-Term Investment Securities (cost $653,313,952)		677,716,459
REPURCHASE AGREEMENTS — 4.2%
Bank of America Securities LLC Joint Repurchase Agreement(14)	6,860,000	6,860,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	5,330,000	5,330,000
BNP Paribas SA Joint Repurchase Agreement(14)	4,620,000	4,620,000
Deutsche Bank AG Joint Repurchase Agreement(14)	6,755,000	6,755,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	6,755,000	6,755,000
Total Repurchase Agreements (cost $30,320,000)		30,320,000
TOTAL INVESTMENTS (cost $683,633,952)	98.9%	708,036,459
Other assets less liabilities	1.1	7,894,692
NET ASSETS	100.0%	$715,931,151

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2021, the aggregate value of these securities was $105,303,450 representing 14.7% of net assets.
†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of December 31, 2021.
(7)	Collateralized Loan Obligation
(8)	Securities classified as Level 3 (see Note 1).
(9)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 2 for details of Joint Repurchase Agreements.
AUD	— Australian Dollar
BTL	— Bank Term Loan
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
NZD	— New Zealand Dollar
TBD	— Senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2021 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME – 1 Month Euribor

1 ML – 1 Month USD LIBOR

3 ME – 3 Month Euribor

3 ML – 3 Month USD LIBOR

6 ME – 6 Month Euribor

6 ML – 6 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
41	Short	Euro-BTP	March 2022	$6,994,771	$6,862,204	$132,567
114	Short	U.S. Treasury 5 Year Notes	March 2022	13,849,219	13,791,328	57,891
144	Short	U.S. Treasury Ultra Bonds	March 2022	29,235,807	28,386,000	849,807
						$1,040,265

						Unrealized (Depreciation)
173	Short	Canadian 10 Year Bonds	March 2022	$19,483,442	$19,505,324	$(21,882)
92	Long	U.S. Treasury Long Bonds	March 2022	15,051,726	14,760,250	(291,476)
431	Long	U.S. Treasury 10 Year Notes	March 2022	56,458,708	56,232,031	(226,677)
29	Short	U.S. Treasury 10 Year Ultra Bonds	March 2022	4,244,978	4,246,687	(1,709)
						$(541,744)
		Net Unrealized Appreciation (Depreciation)				$498,521

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	3,010,183,000	USD	26,497,787	01/31/2022	$324,122	$-

Deutsche Bank AG	EUR	99,481,519	USD	112,225,102	01/31/2022	-	(1,095,747)

Morgan Stanley and Co., Inc.	AUD	22,337,170	USD	15,892,625	01/31/2022	-	(360,026)
	CAD	19,054,000	USD	14,728,583	01/31/2022	-	(334,056)
	EUR	515,000	USD	585,983	01/31/2022	-	(661)
	GBP	31,522,000	USD	42,014,728	01/31/2022	-	(649,423)
	NZD	2,602,000	USD	1,748,180	01/28/2022	-	(33,467)
						-	(1,377,633)
UBS AG	CAD	625,000	USD	494,317	01/31/2022	240	-
	JPY	66,000,000	USD	573,236	01/31/2022	-	(637)
						240	(637)
Unrealized Appreciation (Depreciation)						$324,362	$(2,474,017)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$-	$214,547,264	$-	$214,547,264
U.S. Government Agencies	-	17,587,403	-	17,587,403
U.S. Government Treasuries	-	363,177,580	-	363,177,580
Asset Backed Securities	-	32,839,201	-	32,839,201
U.S. Corporate Bonds & Notes	-	13,699,865	-	13,699,865
Foreign Corporate Bonds & Notes	-	2,118,669	-	2,118,669
Loans	-	33,744,852	-	33,744,852
Common Stocks	224	-	-	224
Escrows and Litigation Trusts	-	-	1,401	1,401
Repurchase Agreements	-	30,320,000	-	30,320,000
Total Investments at Value	$224	$708,034,834	$1,401	$708,036,459

Other Financial Instruments:†
Futures Contracts	$1,040,265	$-	-	$1,040,265
Forward Foreign Currency Contracts	-	324,362	-	324,362
	$1,040,265	$324,362	$-	$1,364,627
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$541,744	$-	$-	$541,744
Forward Foreign Currency Contracts	-	2,474,017	-	2,474,017
	$541,744	$2,474,017	$-	$3,015,761

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

267

Seasons Series Trust SA Columbia Focused Value Portfolio

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.2%
Aerospace/Defense — 2.5%
Raytheon Technologies Corp.	107,021	$9,210,227
Airlines — 0.5%
Southwest Airlines Co.†	43,282	1,854,201
Banks-Super Regional — 3.8%
Wells Fargo & Co.	287,725	13,805,045
Chemicals-Diversified — 4.1%
FMC Corp.	137,501	15,109,985
Computer Software — 2.3%
Teradata Corp.†	195,144	8,287,766
Diversified Banking Institutions — 13.7%
Bank of America Corp.	321,669	14,311,054
Citigroup, Inc.	174,975	10,566,740
JPMorgan Chase & Co.	74,715	11,831,120
Morgan Stanley	136,147	13,364,190
		50,073,104
Electric-Integrated — 8.2%
AES Corp.	331,454	8,054,332
FirstEnergy Corp.	358,061	14,891,757
PG&E Corp.†	566,769	6,880,576
		29,826,665
Gold Mining — 2.9%
Barrick Gold Corp.	562,616	10,689,704
Insurance-Multi-line — 3.5%
MetLife, Inc.	201,354	12,582,611
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	27,392	5,663,022
Medical Products — 2.8%
Baxter International, Inc.	120,168	10,315,221
Medical-Drugs — 2.7%
Bristol-Myers Squibb Co.	155,447	9,692,120
Medical-HMO — 5.8%
Centene Corp.†	164,394	13,546,065
Humana, Inc.	16,623	7,710,745
		21,256,810
Metal-Copper — 3.1%
Freeport-McMoRan, Inc.	275,198	11,484,013
Networking Products — 4.0%
Cisco Systems, Inc.	227,458	14,414,013
Oil Companies-Integrated — 1.4%
Chevron Corp.	44,024	5,166,216
Oil Refining & Marketing — 2.2%
Marathon Petroleum Corp.	128,043	8,193,472
Oil-Field Services — 1.3%
TechnipFMC PLC†	817,725	4,840,932
Pharmacy Services — 2.6%
Cigna Corp.	41,444	9,516,786
Pipelines — 2.5%
Williams Cos., Inc.	354,376	9,227,951
Retail-Building Products — 4.6%
Lowe's Cos., Inc.	64,852	16,762,945
Retail-Catalog Shopping — 1.4%
Qurate Retail, Inc., Series A	669,748	5,090,085
Semiconductor Components-Integrated Circuits — 3.3%
QUALCOMM, Inc.	66,095	12,086,793
Semiconductor Equipment — 2.9%
Applied Materials, Inc.	67,373	10,601,815
Telecom Equipment-Fiber Optics — 3.4%
Corning, Inc.	335,103	12,475,885
Telephone-Integrated — 3.9%
Verizon Communications, Inc.	272,800	14,174,688
Tobacco — 3.4%
Philip Morris International, Inc.	129,457	12,298,415
Transport-Rail — 3.8%
CSX Corp.	193,497	7,275,487
Union Pacific Corp.	25,634	6,457,974
		13,733,461
Total Common Stocks (cost $236,431,346)		358,433,951
PREFERRED SECURITIES — 0.5%
Retail-Catalog Shopping — 0.5%
Qurate Retail, Inc. 8.00% (cost $3,239,193)	17,906	1,848,258
Total Long-Term Investment Securities (cost $239,670,539)		360,282,209
REPURCHASE AGREEMENTS — 1.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2021, to be repurchased 01/03/2022 in the amount of $5,352,000 and collateralized by $5,481,400 of United States Treasury Notes, bearing interest at 1.38% due 12/31/2028 and having an approximate value of $5,459,135 (cost $5,352,000)	$5,352,000	5,352,000
TOTAL INVESTMENTS (cost $245,022,539)	100.2%	365,634,209
Liabilities in excess of other assets	(0.2)	(784,999)
NET ASSETS	100.0%	364,849,210

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks	$358,433,951	$-	$-	$358,433,951
Preferred Securities	1,848,258	-	-	1,848,258
Repurchase Agreements	-	5,352,000	-	5,352,000
Total Investments at Value	$360,282,209	$5,352,000	$-	$365,634,209

*     For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

268

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 61.1%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	397,750	$9,052,779
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,487,932	24,699,674
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,417,729	24,441,643
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	159,776	3,145,987
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	291,366	5,774,871
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	376,847	5,437,906
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	321,432	9,119,021
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	228,470	17,057,574
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	171,222	3,450,126
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	352,956	6,243,787
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	719,954	17,314,896
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	155,486	3,409,802
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	190,435	4,176,237
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	420,924	4,891,138
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	536,249	15,443,961
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	406,130	9,751,171
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	524,532	21,437,610
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	335,504	8,652,642
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	264,452	7,909,758
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	671,346	25,088,209
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	469,090	9,241,067
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	508,515	9,458,376
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	250,621	3,912,197
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	245,453	3,696,520
Total Domestic Equity Investment Companies (cost $214,970,250)		252,806,952
Domestic Fixed Income Investment Companies — 17.3%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,008,584	11,699,572
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	177,158	1,830,047
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,078	73,826
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	803,693	10,922,189
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,093,039	11,804,817
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	807,514	8,470,824
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,076,837	10,025,350
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	870,098	4,872,548
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	777,646	11,905,766
Total Domestic Fixed Income Investment Companies (cost $73,023,339)		71,604,939
International Equity Investment Companies — 21.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,290,354	22,880,634
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	229,183	3,804,432
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	627,215	13,002,160
SunAmerica Series Trust SA International Index Portfolio, Class 1	384,327	5,176,889
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	643,976	6,278,770
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,363,271	15,486,756
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	440,052	6,442,357
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,433,980	16,390,390
Total International Equity Investment Companies (cost $80,445,116)		89,462,388

269

TOTAL INVESTMENTS (cost $368,438,705)	100.0%	413,874,279
Liabilities in excess of other assets	(0.0)	(177,160)
NET ASSETS	100.0%	$413,697,119

#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$413,874,279	$—	$—	$413,874,279

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

270

SEASONS SERIES TRUST SA ALLOCATION MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 51.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	459,108	$10,449,289
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,659,698	27,550,990
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,620,256	27,933,216
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	208,781	4,110,890
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	253,475	5,023,880
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	385,985	5,569,761
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	375,520	10,653,506
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	268,830	20,070,837
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	233,966	4,714,419
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	416,822	7,373,586
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	863,113	20,757,866
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	174,883	3,835,194
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	243,019	5,329,413
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	464,114	5,393,002
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	628,545	18,102,086
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	491,643	11,804,347
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	594,595	24,301,103
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	377,943	9,747,147
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	308,345	9,222,594
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	733,748	27,420,152
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class1	602,133	11,862,022
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	596,874	11,101,852
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	269,836	4,212,144
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	284,471	4,284,131
Total Domestic Equity Investment Companies (cost $235,129,523)		290,823,427
Domestic Fixed Income Investment Companies — 31.7%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,958,691	45,920,818
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	172,558	1,782,523
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	15,073	157,213
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,182,471	16,069,785
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,875,755	20,258,155
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,642,725	17,232,181
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,639,782	33,886,374
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,892,721	10,599,236
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,236,250	34,236,986
Total Domestic Fixed Income Investment Companies (cost $180,469,721)		180,143,271
International Equity Investment Companies — 17.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,449,884	24,474,338
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	222,809	3,698,626
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	697,223	14,453,441
SunAmerica Series Trust SA International Index Portfolio, Class 1	412,507	5,556,468
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	716,905	6,989,824
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,434,958	16,301,124
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	453,889	6,644,928
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,589,704	18,170,317
Total International Equity Investment Companies (cost $83,590,670)		96,289,066
TOTAL INVESTMENTS (cost $499,189,914)	100.0%	567,255,764
Liabilities in excess of other assets	(0.0)	(235,345)
NET ASSETS	100.0%	$567,020,419

#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

271

(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$567,255,764	$-	$-	$567,255,764

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

272

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 100.0%
Domestic Equity Investment Companies — 45.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	170,373	$3,877,681
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	874,219	14,512,028
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	880,538	15,180,479
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	83,333	1,640,824
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	132,647	2,629,066
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	192,312	2,775,056
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	222,989	6,326,189
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	144,246	10,769,430
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	113,805	2,293,173
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	217,857	3,853,896
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	453,814	10,914,235
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	71,218	1,561,809
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	122,277	2,681,534
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	234,967	2,730,317
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	323,590	9,319,381
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	257,153	6,174,249
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	345,291	14,112,060
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	198,093	5,108,820
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	166,236	4,972,130
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	352,138	13,159,410
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	341,766	6,732,783
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	302,323	5,623,212
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	166,908	2,605,432
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	145,246	2,187,403
Total Domestic Equity Investment Companies (cost $122,808,218)		151,740,597
Domestic Fixed Income Investment Companies — 41.6%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,351,086	38,872,598
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	311,165	3,214,332
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,884	82,232
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	635,677	8,638,845
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,305,205	14,096,218
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,381,143	14,488,194
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,009,832	28,021,536
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	980,123	5,488,691
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,758,464	26,922,077
Total Domestic Fixed Income Investment Companies (cost $140,553,783)		139,824,723
International Equity Investment Companies — 13.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,198,774	11,975,748
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	71,501	1,186,920
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	324,014	6,716,803
SunAmerica Series Trust SA International Index Portfolio, Class 1	186,296	2,509,406
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	327,993	3,197,935
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	644,794	7,324,863
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	221,207	3,238,471
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	712,679	8,145,919
Total International Equity Investment Companies (cost $39,254,464)		44,296,065

273

TOTAL INVESTMENTS (cost $302,616,465)	100.0%	335,861,385
Liabilities in excess of other assets	(0.0)	(155,358)
NET ASSETS	100.0%	$335,706,027

#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$335,861,385	$-	$-	$335,861,385

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

274

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS — December 31, 2021 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 34.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	109,729	$2,497,424
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	529,332	8,786,915
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	503,009	8,671,874
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	55,027	1,083,482
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	88,574	1,755,544
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	109,111	1,574,475
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	146,425	4,154,077
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	88,901	6,637,319
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	72,859	1,468,113
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	145,952	2,581,891
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	298,583	7,180,932
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	39,311	862,094
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	90,040	1,974,579
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	148,402	1,724,426
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	195,887	5,641,557
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	154,809	3,716,956
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	217,839	8,903,076
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	116,798	3,012,225
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	96,175	2,876,598
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	212,653	7,946,852
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	208,265	4,102,817
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	208,670	3,881,254
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	101,475	1,584,026
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	94,809	1,427,827
Total Domestic Equity Investment Companies (cost $77,425,473)		94,046,333
Domestic Fixed Income Investment Companies — 56.7%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,891,863	45,145,609
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	577,815	5,968,832
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,623	37,792
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	400,216	5,438,941
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,422,441	15,362,363
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,528,311	16,031,986
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,659,891	34,073,584
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	768,848	4,305,548
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,980,598	30,322,957
Total Domestic Fixed Income Investment Companies (cost $158,178,677)		156,687,612
International Equity Investment Companies — 9.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	655,605	6,549,495
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	37,152	616,728
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	199,562	4,136,918
SunAmerica Series Trust SA International Index Portfolio, Class 1	103,794	1,398,102
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	185,894	1,812,471
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	381,079	4,329,057
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	118,882	1,740,427
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	458,129	5,236,418
Total International Equity Investment Companies (cost $22,888,939)		25,819,616
TOTAL INVESTMENTS (cost $258,493,089)	100.0%	276,553,561
Liabilities in excess of other assets	(0.0)	(134,217)
NET ASSETS	100.0%	$276,419,344

275

#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$276,553,561	$-	$-	$276,553,561

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

276

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2021 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs

277

are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

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Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning

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and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth and SA Multi-Managed Moderate Growth used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income and SA Multi-Managed Large Cap Growth Portfolios used option contracts to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

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Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity and SA Multi-Managed Income used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

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Note 2. Repurchase Agreements

As of December 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.07%	$70,000
SA Multi-Managed Moderate Growth	0.09	85,000
SA Multi-Managed Income/Equity	0.09	90,000
SA Multi-Managed Income	0.04	35,000
SA Multi-Managed Large Cap Value	0.42	405,000
SA Multi-Managed Mid Cap Growth	0.44	425,000
SA Multi-Managed Diversified Fixed Income	1.68	1,615,000
SA Wellington Real Return	7.12	6,860,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2021, bearing interest at a rate of 0.04% per annum, with a principal amount of $96,320,000, a repurchase price of $96,320,321, and a maturity date of January 3, 2022. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.25%	12/31/2026	$98,370,000	$98,288,860

As of December 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$45,000
SA Multi-Managed Moderate Growth	0.07	50,000
SA Multi-Managed Income/Equity	0.08	60,000
SA Multi-Managed Income	0.01	10,000
SA Multi-Managed Large Cap Value	0.41	305,000
SA Multi-Managed Mid Cap Growth	0.42	315,000
SA Multi-Managed Diversified Fixed Income	1.67	1,250,000
SA Wellington Real Return	7.11	5,330,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $75,000,000, a repurchase price of $75,000,312, and a maturity date of January 3, 2022. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.38%	11/15//2048	$58,286,000	$76,405,153

As of December 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$40,000
SA Multi-Managed Moderate Growth	0.07	45,000
SA Multi-Managed Income/Equity	0.08	50,000
SA Multi-Managed Income	0.02	10,000
SA Multi-Managed Large Cap Value	0.41	265,000
SA Multi-Managed Mid Cap Growth	0.42	275,000
SA Multi-Managed Diversified Fixed Income	1.67	1,085,000
SA Wellington Real Return	7.11	4,620,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2021, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,271, and a maturity date of January 3, 2022. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$62,275,400	$66,220,073

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As of December 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$55,000
SA Multi-Managed Moderate Growth	0.07	65,000
SA Multi-Managed Income/Equity	0.08	80,000
SA Multi-Managed Income	0.02	15,000
SA Multi-Managed Large Cap Value	0.41	390,000
SA Multi-Managed Mid Cap Growth	0.42	400,000
SA Multi-Managed Diversified Fixed Income	1.67	1,585,000
SA Wellington Real Return	7.11	6,755,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2021, bearing interest at a rate of 0.03% per annum, with a principal amount of $95,000,000, a repurchase price of $95,000,238, and a maturity date of January 3, 2022. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.75%	03/31/2026	$98,626,000	$96,954,193

As of December 31, 2021, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$55,000
SA Multi-Managed Moderate Growth	0.07	65,000
SA Multi-Managed Income/Equity	0.08	80,000
SA Multi-Managed Income	0.02	15,000
SA Multi-Managed Large Cap Value	0.41	390,000
SA Multi-Managed Mid Cap Growth	0.42	400,000
SA Multi-Managed Diversified Fixed Income	1.67	1,585,000
SA Wellington Real Return	7.11	6,755,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2021, bearing interest at a rate of 0.03% per annum, with a principal amount of $95,000,000 a repurchase price of $95,000,238, and a maturity date of January 3, 2022. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	0.75%	12/31/2023	$96,940,000	$96,972,302

286

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust and SunAmerica Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended December 31, 2021, transactions in these securities were as follows:

SA Multi-Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2021	Purchases	Sales	Gain/Loss	Gain (Loss)	2021
American International Group, Inc.	$13,322	$-	$648,049	$54,807	$171,155	$(4,211)	$149,258	$676,748

SA Allocation Growth Portfolio							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$227,092	$490,313	$7,128,811	$2,014,384	$87,665	$15,124	$(17,875)	$9,052,779
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	197,889	270,301	9,003,628	3,106,000	122,530	775	(288,301)	11,699,572
SA Multi-Managed International Equity Portfolio, Class 1	325,270	1,065,667	16,487,842	6,746,485	230,083	16,241	(139,851)	22,880,634
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	5,705,732	19,039,736	9,338,158	1,249,783	268,186	(2,696,623)	24,699,674
SA Multi-Managed Large Cap Value Portfolio, Class 1	404,756	1,284,296	22,469,710	5,454,155	4,530,778	73,159	975,397	24,441,643
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	865,393	2,450,139	1,360,223	33,229	9,963	(641,109)	3,145,987
SA Multi-Managed Mid Cap Value Portfolio, Class 1	51,702	249,130	5,180,864	1,155,089	883,074	143,861	178,131	5,774,871
SA Multi-Managed Small Cap Portfolio, Class 1	10,281	602,343	4,428,361	1,436,280	146,702	13,012	(293,045)	5,437,906
SA Wellington Real Return Portfolio, Class 1	-	42,439	570,338	1,260,021	19,509	1,015	18,182	1,830,047
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	1,681,422	6,094,996	3,717,975	89,877	20,971	(625,044)	9,119,021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	1,185,856	11,864,967	4,168,007	1,161,033	359,491	1,826,142	17,057,574
SA AB Small & Mid Cap Value Portfolio, Class 1	20,445	20,030	3,379,144	549,377	839,563	407,450	(46,282)	3,450,126
SA DFA Ultra Short Bond Portfolio, Class 1	38	-	84,232	39	10,000	(172)	(273)	73,826
SA Emerging Market Equity Index, Class 1	38,536	-	5,100,552	759,076	1,736,239	259,294	(578,251)	3,804,432
SA Federated Hermes Corporate Bond Portfolio, Class 1	324,711	29,776	7,870,432	3,198,532	113,371	5,545	(38,949)	10,922,189
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	77,791	-	2,449,505	2,864,352	51,061	6,876	974,115	6,243,787
SA Fidelity Institutional International Growth Portfolio, Class 1	3,076	864,775	8,116,994	4,660,032	128,221	34,339	319,016	13,002,160
SA Fixed Income Index Portfolio, Class 1	238,083	134,079	7,269,629	4,871,213	122,509	12,384	(225,900)	11,804,817
SA Fixed Income Intermediate Index Portfolio, Class 1	105,943	10,192	4,575,307	4,126,733	88,441	2,612	(145,387)	8,470,824
SA Franklin Small Company Value Portfolio, Class 1	34,811	171,984	4,284,966	783,260	1,593,602	244,685	(309,507)	3,409,802
SA Franklin US Equity Small Beta Portfolio, Class 1	2,290	-	3,037,771	578,026	49,459	12,885	597,014	4,176,237
SA International Index Portfolio, Class 1	66,913	11,186	4,100,875	895,949	53,996	11,097	222,964	5,176,889
SA Invesco Growth Opportunities Portfolio, Class 1	-	550,414	3,633,536	2,137,940	526,957	159,365	(512,746)	4,891,138
SA Janus Focused Growth Portfolio, Class 1	-	867,530	6,306,526	3,020,731	143,364	66,785	500,493	9,751,171
SA JPMorgan Emerging Markets Portfolio, Class 1	110,958	-	5,635,256	1,174,084	73,540	23,815	(480,845)	6,278,770
SA JPMorgan Equity-Income Portfolio, Class 1	358,669	638,619	16,652,032	4,016,808	796,587	101,727	1,463,630	21,437,610
SA JPMorgan MFS Core Bond Portfolio, Class 1	247,749	83,419	7,566,966	2,724,006	105,064	6,063	(166,621)	10,025,350
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	-	921,274	4,311,980	1,881,787	464,690	161,244	(581,466)	8,652,642
SA Large Cap Growth Index Portfolio, Class 1	42,131	378,035	5,641,298	1,461,099	471,702	213,693	1,065,370	7,909,758
SA Large Cap Index Portfolio, Class 1	292,890	372,464	19,641,376	4,164,745	2,206,355	834,379	2,654,064	25,088,209
SA Large Cap Value Index Portfolio, Class 1	194,572	103,932	7,053,837	1,629,782	88,106	19,432	626,122	9,241,067
SA Legg Mason BW Large Cap Value Portfolio, Class 1	290,153	108,135	13,825,066	2,872,376	819,205	44,684	1,391,975	17,314,896
SA MFS Blue Chip Growth, Class 1	17,442	910,803	6,704,000	2,326,422	408,233	128,030	708,157	9,458,376
SA Mid Cap Index Portfolio, Class 1	26,093	158,648	3,125,799	730,175	77,382	21,101	112,504	3,912,197
SA Morgan Stanley International Equities Portfolio, Class 1	182,909	-	12,323,948	3,066,456	161,989	14,096	244,245	15,486,756
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	90,075	615,464	11,388,632	2,826,670	295,375	55,969	1,468,065	15,443,961
SA PIMCO RAE International Value, Class 1	141,665	40,615	5,330,340	1,291,525	66,231	6,999	(120,276)	6,442,357
SA PineBridge High-Yield Bond Portfolio, Class 1	234,364	-	8,341,316	1,888,793	5,456,137	596,220	(497,644)	4,872,548
SA Putnam International Growth and Income Portfolio, Class 1	316,752	-	12,960,165	3,139,101	168,545	8,406	451,263	16,390,390
SA Small Cap Index Portfolio, Class 1	15,752	104,241	3,186,656	701,234	120,087	46,799	(118,082)	3,696,520
SA Wellington Government & Quality Bond Portfolio, Class 1*	187,247	184,751	8,996,533	3,270,414	126,684	(1,691)	(232,806)	11,905,766
SA WellsCap Aggressive Growth Portfolio, Class 1#	-	651,052	2,613,667	1,279,628	26,613	10,876	(533,771)	-
	$4,879,048	$21,374,310	$320,227,728	$108,647,142	$25,943,571	$4,436,785	$6,506,195	$413,874,279

† Includes reinvestment of distributions paid.

* Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust - SA Wellington Government & Quality Bond Portfolio were transferred in a tax-free exchange for shares of the SunAmerica Series Trust - SA Wellington Government & Quality Bond Portfolio.

# Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio were transferred in a tax-free exchange for shares of  the SA JPMorgan Mid Cap Growth Portfolio.

287

SA Allocation Moderate Growth Portfolio							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Net Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$267,050	$576,588	$9,725,618	$1,169,841	$504,071	$89,399	$(31,498)	$10,449,289
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	793,278	1,083,557	42,752,417	6,569,991	2,365,099	87,013	(1,123,504)	45,920,818
SA Multi-Managed International Equity Portfolio, Class 1	355,326	1,164,139	21,322,433	4,317,693	1,202,806	339,832	(302,814)	24,474,338
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	6,501,875	25,468,577	7,240,102	2,805,460	855,657	(3,207,886)	27,550,990
SA Multi-Managed Large Cap Value Portfolio, Class 1	471,460	1,495,947	31,752,349	2,774,624	8,109,971	262,832	1,253,382	27,933,216
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	1,155,402	3,850,529	1,270,862	211,169	82,133	(881,465)	4,110,890
SA Multi-Managed Mid Cap Value Portfolio, Class 1	45,880	221,078	5,817,737	408,921	1,554,363	190,164	161,421	5,023,880
SA Multi-Managed Small Cap Portfolio, Class 1	10,746	629,581	6,239,212	797,252	1,209,424	283,297	(540,576)	5,569,761
SA Wellington Real Return Portfolio, Class 1	-	42,296	1,672,084	166,177	98,546	5,007	37,801	1,782,523
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	2,007,078	8,530,903	3,197,013	504,878	126,596	(696,128)	10,653,506
SunAmerica Series Trust							-
SA AB Growth Portfolio, Class 1	-	1,444,949	16,657,570	2,738,560	2,264,508	854,157	2,085,058	20,070,837
SA AB Small & Mid Cap Value Portfolio, Class 1	28,906	28,319	5,600,447	187,787	1,630,272	791,308	(234,851)	4,714,419
SA DFA Ultra Short Bond Portfolio, Class 1	81	-	168,055	81	9,999	(172)	(752)	157,213
SA Emerging Market Equity Index, Class 1	38,526	-	6,779,045	180,717	2,905,916	372,775	(727,995)	3,698,626
SA Federated Corporate Bond Portfolio, Class 1	496,711	45,548	13,687,489	3,217,331	821,531	84,910	(98,414)	16,069,785
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	95,037	-	3,559,396	2,839,262	288,986	34,894	1,229,020	7,373,586
SA Fidelity Institutional International Growth Portfolio, Class 1	3,552	998,590	10,500,154	4,200,637	734,825	208,280	279,195	14,453,441
SA Fixed Income Index Portfolio, Class 1	423,961	238,758	18,744,324	2,827,718	1,069,926	102,866	(346,827)	20,258,155
SA Fixed Income Intermediate Index Portfolio, Class 1	223,786	21,529	16,293,308	2,087,947	900,990	71,317	(319,401)	17,232,181
SA Franklin Small Company Value Portfolio, Class 1	40,528	200,230	6,022,345	367,146	2,476,837	281,387	(358,847)	3,835,194
SA Franklin US Equity Small Beta Portfolio, Class 1	3,023	-	4,658,241	133,878	309,325	77,089	769,530	5,329,413
SA International Index Portfolio, Class 1	74,515	12,457	5,298,234	240,920	281,560	45,398	253,476	5,556,468
SA Invesco Growth Opportunities Portfolio, Class 1	-	629,777	4,805,782	1,928,756	976,622	253,648	(618,562)	5,393,002
SA Janus Focused Growth Portfolio, Class 1	-	1,088,678	8,652,677	2,973,882	611,171	285,296	503,663	11,804,347
SA JPMorgan Emerging Markets Portfolio, Class 1	128,173	-	7,619,652	348,235	448,718	144,439	(673,784)	6,989,824
SA JPMorgan Equity-Income Portfolio, Class 1	420,607	748,900	22,604,461	1,799,787	2,121,658	277,474	1,741,039	24,301,103
SA JPMorgan MFS Core Bond Portfolio, Class 1	870,575	293,129	32,024,146	4,068,178	1,745,668	71,941	(532,223)	33,886,374
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	-	1,075,900	5,969,014	1,263,592	1,115,216	415,489	(645,354)	9,747,147
SA Large Cap Growth Index Portfolio, Class 1	50,756	455,426	7,909,697	829,406	1,158,261	514,195	1,127,557	9,222,594
SA Large Cap Index Portfolio, Class 1	330,893	420,792	25,559,370	1,455,908	3,812,939	1,469,876	2,747,937	27,420,152
SA Large Cap Value Index Portfolio, Class 1	257,814	137,713	10,844,694	702,066	609,015	131,717	792,560	11,862,022
SA Legg Mason BW Large Cap Value Portfolio, Class 1	359,971	134,155	19,857,018	1,039,734	2,076,800	107,053	1,830,861	20,757,866
SA MFS Blue Chip Growth, Class 1	21,203	1,107,244	9,512,995	1,503,477	1,056,678	336,217	805,841	11,101,852
SA Mid Cap Index Portfolio, Class 1	29,069	176,738	4,364,307	321,268	661,170	211,323	(23,584)	4,212,144
SA Morgan Stanley International Equities Portfolio, Class 1	199,809	-	15,840,202	911,651	844,678	74,090	319,859	16,301,124
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	109,147	745,780	16,222,943	1,316,768	1,464,678	252,808	1,774,245	18,102,086
SA PIMCO RAE International Value, Class 1	151,204	43,350	6,561,194	535,291	348,608	37,385	(140,334)	6,644,928
SA PineBridge High-Yield Bond Portfolio, Class 1	528,644	-	10,128,440	1,086,538	563,119	45,655	(98,278)	10,599,236
SA Putnam International Growth and Income Portfolio, Class 1	364,035	-	17,066,484	1,464,363	985,068	48,628	575,910	18,170,317
SA Small Cap Index Portfolio, Class 1	18,906	125,116	4,611,916	262,461	514,034	140,276	(216,488)	4,284,131
SA Wellington Government & Quality Bond Portfolio, Class 1*	570,479	562,877	31,827,365	4,833,221	1,773,824	45,891	(695,667)	34,236,986
SA WellsCap Aggressive Growth Portfolio, Class 1#	-	789,798	3,668,388	1,162,621	167,551	66,719	(870,555)	-
	$7,783,651	$26,403,294	$530,751,212	$76,741,663	$55,315,938	$10,176,259	$4,902,568	$567,255,764

† Includes reinvestment of distributions paid.

* Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust - SA Wellington Government & Quality Bond Portfolio were transferred in a tax-free exchange for shares of the SunAmerica Series Trust - SA Wellington Government & Quality Bond Portfolio.

# Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio were transferred in a tax-free exchange for shares of  the SA JPMorgan Mid Cap Growth Portfolio.

288

SA Allocation Moderate Portfolio							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$99,172	$214,121	$3,598,381	$491,976	$234,846	$41,536	$(19,366)	$3,877,681
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	672,060	917,982	36,786,901	5,428,938	2,469,417	92,563	(966,387)	38,872,598
SA Multi-Managed International Equity Portfolio, Class 1	174,008	570,096	10,623,977	2,378,398	1,046,823	250,464	(230,268)	11,975,748
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	3,427,310	13,740,833	3,874,486	1,883,839	468,588	(1,688,040)	14,512,028
SA Multi-Managed Large Cap Value Portfolio, Class 1	256,406	813,579	18,287,594	1,568,602	5,554,173	137,787	740,669	15,180,479
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	461,534	1,559,047	513,789	113,323	33,506	(352,195)	1,640,824
SA Multi-Managed Mid Cap Value Portfolio, Class 1	24,028	115,783	3,193,839	223,927	980,793	149,980	42,113	2,629,066
SA Multi-Managed Small Cap Portfolio, Class 1	5,358	313,928	3,251,573	408,874	757,735	69,738	(197,394)	2,775,056
SA Wellington Real Return Portfolio, Class 1	-	76,326	3,090,534	250,837	206,646	19,144	60,463	3,214,332
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	1,192,751	4,987,897	2,277,629	567,661	132,080	(503,756)	6,326,189
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	776,866	8,709,015	1,826,705	1,294,971	492,382	1,036,299	10,769,430
SA AB Small & Mid Cap Value Portfolio, Class 1	14,090	13,803	2,847,269	99,647	931,526	451,843	(174,060)	2,293,173
SA DFA Ultra Short Bond Portfolio, Class 1	42	-	112,720	43	30,000	(516)	(15)	82,232
SA Emerging Market Equity Index, Class 1	12,372	-	3,001,798	68,256	1,737,895	242,832	(388,071)	1,186,920
SA Federated Corporate Bond Portfolio, Class 1	267,695	24,547	7,258,727	1,938,812	546,831	54,545	(66,408)	8,638,845
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	49,779	-	1,881,494	1,491,929	184,393	22,469	642,397	3,853,896
SA Fidelity Institutional International Growth Portfolio, Class 1	1,654	464,966	4,643,128	2,232,053	366,789	102,500	105,911	6,716,803
SA Fixed Income Index Portfolio, Class 1	295,682	166,516	13,307,633	1,877,269	919,574	85,497	(254,607)	14,096,218
SA Fixed Income Intermediate Index Portfolio, Class 1	188,572	18,141	13,909,478	1,717,010	929,906	71,998	(280,386)	14,488,194
SA Franklin Small Company Value Portfolio, Class 1	16,540	81,719	2,803,639	159,951	1,351,273	157,691	(208,199)	1,561,809
SA Franklin US Equity Small Beta Portfolio, Class 1	1,525	-	2,331,124	79,907	154,984	39,767	385,720	2,681,534
SA International Index Portfolio, Class 1	33,725	5,638	2,411,102	117,745	154,984	23,517	112,026	2,509,406
SA Invesco Growth Opportunities Portfolio, Class 1	-	319,557	2,429,678	1,180,687	697,202	214,419	(397,265)	2,730,317
SA Janus Focused Growth Portfolio, Class 1	-	570,650	4,605,498	1,992,906	808,030	363,093	20,782	6,174,249
SA JPMorgan Emerging Markets Portfolio, Class 1	58,745	-	3,683,073	171,845	403,646	90,419	(343,756)	3,197,935
SA JPMorgan Equity-Income Portfolio, Class 1	244,797	435,866	13,374,910	1,098,704	1,546,583	201,201	983,828	14,112,060
SA JPMorgan MFS Core Bond Portfolio, Class 1	721,501	242,935	26,795,283	3,383,223	1,777,154	67,009	(446,825)	28,021,536
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	-	565,182	3,150,003	680,156	745,642	275,648	(475,553)	5,108,820
SA Large Cap Growth Index Portfolio, Class 1	27,418	246,017	4,331,126	510,051	755,038	327,311	558,680	4,972,130
SA Large Cap Index Portfolio, Class 1	159,126	202,358	12,844,536	746,336	2,492,883	949,563	1,111,858	13,159,410
SA Large Cap Value Index Portfolio, Class 1	146,624	78,320	6,241,075	420,505	457,033	98,376	429,860	6,732,783
SA Legg Mason BW Large Cap Value Portfolio, Class 1	189,677	70,689	10,615,768	588,070	1,318,137	68,483	960,051	10,914,235
SA MFS Blue Chip Growth, Class 1	10,763	562,072	4,757,177	917,586	614,803	184,634	378,618	5,623,212
SA Mid Cap Index Portfolio, Class 1	18,016	109,537	2,674,294	305,936	489,984	156,253	(41,067)	2,605,432
SA Morgan Stanley International Equities Portfolio, Class 1	89,988	-	7,201,185	405,136	464,953	39,088	144,407	7,324,863
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	56,308	384,743	8,481,999	712,778	927,279	160,177	891,706	9,319,381
SA PIMCO RAE International Value, Class 1	73,879	21,181	3,162,800	332,525	204,971	21,178	(73,061)	3,238,471
SA PineBridge High-Yield Bond Portfolio, Class 1	274,349	-	5,304,796	562,015	351,298	27,115	(53,937)	5,488,691
SA Putnam International Growth and Income Portfolio, Class 1	163,567	-	7,767,897	669,616	576,281	87,242	197,445	8,145,919
SA Small Cap Index Portfolio, Class 1	9,677	64,044	2,269,268	141,653	184,320	49,255	(88,453)	2,187,403
SA Wellington Government & Quality Bond Portfolio, Class 1*	450,276	444,277	25,543,926	3,612,213	1,725,492	35,093	(543,663)	26,922,077
SA WellsCap Aggressive Growth Portfolio, Class 1#	-	437,810	2,080,460	610,558	105,468	41,557	(402,899)	-
	$4,807,419	$14,410,844	$319,652,455	$48,069,282	$39,064,579	$6,597,025	$607,202	$335,861,385

† Includes reinvestment of distributions paid.

* Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust - SA Wellington Government & Quality Bond Portfolio were transferred in a tax-free exchange for shares of the SunAmerica Series Trust - SA Wellington Government & Quality Bond Portfolio.

# Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio were transferred in a tax-free exchange for shares of  the SA JPMorgan Mid Cap Growth Portfolio.

289

SA Allocation Balanced Portfolio							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2021	Purchases†	Sales	Gain/Loss	Gain (Loss)	2021
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	$63,555	$137,221	$2,218,901	$414,723	$147,169	$26,686	$(15,717)	$2,497,424
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	776,095	1,060,086	42,890,658	7,080,703	3,815,556	161,146	(1,171,342)	45,145,609
SA Multi-Managed International Equity Portfolio, Class 1	94,628	310,025	5,559,809	1,559,176	568,757	74,468	(75,201)	6,549,495
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	2,063,605	8,167,640	2,639,211	1,262,185	420,771	(1,178,522)	8,786,915
SA Multi-Managed Large Cap Value Portfolio, Class 1	145,742	462,440	10,544,799	1,213,256	3,592,391	71,890	434,320	8,671,874
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	303,034	1,017,461	376,989	100,935	36,013	(246,046)	1,083,482
SA Multi-Managed Mid Cap Value Portfolio, Class 1	15,960	76,905	2,169,018	212,672	756,397	153,352	(23,101)	1,755,544
SA Multi-Managed Small Cap Portfolio, Class 1	3,024	177,152	1,920,252	373,815	647,823	55,187	(126,956)	1,574,475
SA Wellington Real Return Portfolio, Class 1	-	140,927	5,562,216	627,682	362,645	22,340	119,239	5,968,832
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	778,650	3,137,190	1,689,997	410,028	94,829	(357,911)	4,154,077
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	-	473,619	5,092,114	1,323,633	678,657	257,279	642,950	6,637,319
SA AB Small & Mid Cap Value Portfolio, Class 1	8,923	8,742	1,764,571	116,027	585,749	283,679	(110,415)	1,468,113
SA DFA Ultra Short Bond Portfolio, Class 1	20	-	48,009	20	10,000	(191)	(46)	37,792
SA Emerging Market Equity Index, Class 1	6,385	-	1,794,818	71,992	1,165,113	176,595	(261,564)	616,728
SA Federated Corporate Bond Portfolio, Class 1	166,384	15,257	4,414,612	1,356,015	317,395	31,945	(46,236)	5,438,941
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	32,995	-	1,094,514	1,178,933	106,910	12,709	402,645	2,581,891
SA Fidelity Institutional International Growth Portfolio, Class 1	1,008	283,279	2,482,727	1,747,217	194,512	71,845	29,641	4,136,918
SA Fixed Income Index Portfolio, Class 1	318,528	179,382	13,859,756	2,631,773	939,579	95,927	(285,514)	15,362,363
SA Fixed Income Intermediate Index Portfolio, Class 1	206,276	19,844	15,016,249	2,235,451	989,031	73,408	(304,091)	16,031,986
SA Franklin Small Company Value Portfolio, Class 1	9,030	44,612	1,848,504	133,350	1,090,557	177,116	(206,319)	862,094
SA Franklin US Equity Small Beta Portfolio, Class 1	1,111	-	1,816,323	121,288	277,145	65,175	248,938	1,974,579
SA International Index Portfolio, Class 1	18,579	3,106	1,312,624	114,129	102,419	24,371	49,397	1,398,102
SA Invesco Growth Opportunities Portfolio, Class 1	-	199,481	1,467,674	894,316	525,363	176,220	(288,421)	1,724,426
SA Janus Focused Growth Portfolio, Class 1	-	339,648	2,576,698	1,339,017	407,060	146,810	61,491	3,716,956
SA JPMorgan Emerging Markets Portfolio, Class 1	32,969	-	2,244,368	174,111	451,806	66,602	(220,804)	1,812,471
SA JPMorgan Equity-Income Portfolio, Class 1	152,768	272,007	8,284,267	988,685	1,102,757	142,202	590,679	8,903,076
SA JPMorgan MFS Core Bond Portfolio, Class 1	867,392	292,057	31,813,638	4,809,043	2,076,965	83,149	(555,281)	34,073,584
SA JPMorgan Mid Cap Growth Portfolio, Class 1#	-	329,475	1,799,183	464,876	571,557	203,636	(303,870)	3,012,225
SA Large Cap Growth Index Portfolio, Class 1	15,707	140,932	2,354,505	423,038	393,355	170,905	321,505	2,876,598
SA Large Cap Index Portfolio, Class 1	95,106	120,946	7,616,722	709,079	1,602,459	586,087	637,423	7,946,852
SA Large Cap Value Index Portfolio, Class 1	88,446	47,244	3,676,123	392,081	279,588	59,957	254,244	4,102,817
SA Legg Mason BW Large Cap Value Portfolio, Class 1	123,465	46,013	6,772,777	629,248	880,911	44,720	615,098	7,180,932
SA MFS Blue Chip Growth, Class 1	7,347	383,651	3,007,795	755,881	247,233	67,746	297,065	3,881,254
SA Mid Cap Index Portfolio, Class 1	10,834	65,869	1,591,679	248,390	325,661	112,717	(43,099)	1,584,026
SA Morgan Stanley International Equities Portfolio, Class 1	52,567	-	4,109,316	378,388	263,742	25,079	80,016	4,329,057
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	33,728	230,459	5,238,366	615,475	848,193	140,898	495,011	5,641,557
SA PIMCO RAE International Value, Class 1	39,234	11,249	1,663,927	210,662	107,145	12,144	(39,161)	1,740,427
SA PineBridge High-Yield Bond Portfolio, Class 1	162,422	-	3,106,408	1,401,360	200,988	7,622	(8,854)	4,305,548
SA Putnam International Growth and Income Portfolio, Class 1	103,946	-	5,010,089	605,234	563,193	53,367	130,921	5,236,418
SA Small Cap Index Portfolio, Class 1	6,246	41,341	1,575,318	196,009	323,500	81,476	(101,476)	1,427,827
SA Wellington Government & Quality Bond Portfolio, Class 1*	499,242	492,590	28,395,005	4,379,562	1,879,159	52,046	(624,497)	30,322,957
SA WellsCap Aggressive Growth Portfolio, Class 1#	-	282,815	1,331,659	409,667	72,259	28,758	(277,868)	-
	$4,159,662	$9,833,663	$257,368,282	$47,242,174	$31,243,847	$4,648,681	$(1,461,729)	$276,553,561

† Includes reinvestment of distributions paid.

* Effective November 8, 2021, all of the assets and liabilities of the Anchor Series Trust - SA Wellington Government & Quality Bond Portfolio were transferred in a tax-free exchange for shares of the SunAmerica Series Trust - SA Wellington Government & Quality Bond Portfolio.

# Effective November 8, 2021, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio were transferred in a tax-free exchange for shares of  the SA JPMorgan Mid Cap Growth Portfolio.

290

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

291